VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount(7)	Value (Note 1)
COMMON STOCKS - 46.9%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc.	133	$2,644
Omnicom Group, Inc.	516	39,247

		41,891

Advertising Services - 0.0%

Stroeer SE & Co. KGaA	378	28,229

Aerospace/Defense - 0.2%

AeroVironment, Inc.†	558	28,754
Boeing Co.	259	94,299
Kawasaki Heavy Industries, Ltd.	7,300	143,134
Lockheed Martin Corp.	70	26,888
Raytheon Co.	56	10,378
Spirit AeroSystems Holdings, Inc., Class A	188	15,153

		318,606

Aerospace/Defense-Equipment - 0.5%

AAR Corp.	841	36,129
Aerojet Rocketdyne Holdings, Inc.†	1,534	80,121
Arconic, Inc.	120	3,101
Barnes Group, Inc.	1,064	47,720
Kaman Corp.	616	35,968
L3Harris Technologies, Inc.	1,891	399,776
Moog, Inc., Class A	704	57,200
Triumph Group, Inc.#	1,352	28,095

		688,110

Agricultural Biotech - 0.0%

Corteva, Inc.	440	12,901

Agricultural Chemicals - 0.0%

CF Industries Holdings, Inc.	305	14,698
OCI NV†	684	14,986

		29,684

Agricultural Operations - 0.0%

Andersons, Inc.	1,162	26,633
Phibro Animal Health Corp., Class A	854	17,635

		44,268

Airlines - 0.1%

Air France-KLM†	1,698	19,119
Allegiant Travel Co.	255	36,208
Delta Air Lines, Inc.	240	13,886
Hawaiian Holdings, Inc.	1,227	29,951
SkyWest, Inc.	1,048	60,009
Southwest Airlines Co.	366	19,149

		178,322

Airport Development/Maintenance - 0.1%

Enav SpA*	4,738	26,766
Flughafen Zurich AG	207	37,980

		64,746

Apparel Manufacturers - 0.1%

Kontoor Brands, Inc.†	1,144	39,171
Matsuoka Corp.	600	11,589
Oxford Industries, Inc.#	453	31,610
Ralph Lauren Corp.	3	265

		82,635

Appliances - 0.0%

iRobot Corp.†#	632	39,064
Rational AG	24	16,723

		55,787

Applications Software - 1.9%

CDK Global, Inc.	3,724	160,728
Intuit, Inc.	303	87,373
Microsoft Corp.	4,892	674,411
Nemetschek SE	495	26,211
Nuance Communications, Inc.†	145	2,437
PTC, Inc.†	601	39,348
salesforce.com, Inc.†	6,250	975,438
ServiceNow, Inc.†	2,848	745,720

		2,711,666

Athletic Equipment - 0.0%

Fox Factory Holding Corp.†	843	60,730

Athletic Footwear - 0.0%

NIKE, Inc., Class B	756	63,882

Audio/Video Products - 0.1%

Sony Corp.	1,600	90,998

Auto Repair Centers - 0.0%

Monro, Inc.#	707	54,948

Auto-Cars/Light Trucks - 0.2%

Suzuki Motor Corp.	2,500	96,437
Toyota Motor Corp.	2,500	163,788

		260,225

Auto-Truck Trailers - 0.0%

Wabash National Corp.	2,358	32,163

Auto/Truck Parts & Equipment-Original - 0.3%

Allison Transmission Holdings, Inc.	329	14,617
BorgWarner, Inc.	86	2,806
Brembo SpA#	2,035	18,977
CIE Automotive SA	819	18,975
Cie Plastic Omnium SA	945	22,891
Dorman Products, Inc.†	662	47,055
Garrett Motion, Inc.†#	2,515	24,748
Gentherm, Inc.†	1,078	39,563
Georg Fischer AG	37	30,299
Koito Manufacturing Co., Ltd.	1,500	70,457
Methode Electronics, Inc.	1,131	35,898
Rheinmetall AG	301	35,496

		361,782

B2B/E-Commerce - 0.0%

ePlus, Inc.†	363	29,664

Banks-Commercial - 2.9%

Ameris Bancorp	1,413	49,724
Associated Banc-Corp.	1,368	26,320
Banca Generali SpA	204	6,058
Banco BPM SpA†#	12,832	25,801
Banco Bradesco SA ADR	70,564	563,806
Banco do Brasil SA	10,000	111,664
Banco Santander Brasil SA ADR	4,797	49,169
BancorpSouth Bank	25	690
Bank of Hawaii Corp.#	1,644	135,926
Banner Corp.	742	40,001
BAWAG Group AG*	622	23,598
BB&T Corp.	5,324	253,689
BPER Banca#	5,240	18,561
Cathay General Bancorp	22	730

Cembra Money Bank AG	315	31,954
Central Pacific Financial Corp.	1,671	46,487
Citizens Financial Group, Inc.	4,589	154,833
City Holding Co.	13	967
Columbia Banking System, Inc.	1,570	54,181
Commerce Bancshares, Inc.#	12	685
Community Bank System, Inc.#	891	54,342
Cullen/Frost Bankers, Inc.	292	24,239
Customers Bancorp, Inc.†	2,068	39,065
CVB Financial Corp.	1,788	36,779
Eagle Bancorp, Inc.	901	36,707
East West Bancorp, Inc.	1,473	60,585
First BanCorp./Puerto Rico	5,054	48,417
First Commonwealth Financial Corp.	4,325	53,500
First Financial Bancorp	2,172	50,868
First Financial Bankshares, Inc.#	12	367
First Midwest Bancorp, Inc.	2,600	49,920
First Republic Bank	875	78,505
Fulton Financial Corp.	46	734
Glacier Bancorp, Inc.	1,419	56,320
Great Western Bancorp, Inc.	1,411	42,090
Hancock Whitney Corp.	17	597
Hanmi Financial Corp.	2,665	47,730
Home BancShares, Inc.	39	691
HomeStreet, Inc.†	133	3,507
Hope Bancorp, Inc.	3,347	44,883
Independent Bank Corp./Massachusetts	625	42,256
International Bancshares Corp.	15	534
Itau Unibanco Holding SA ADR	64,215	529,132
Jyske Bank A/S†	868	24,347
LegacyTexas Financial Group, Inc.	1,116	45,086
M&T Bank Corp.	1,351	197,530
NBT Bancorp, Inc.	969	33,886
OFG Bancorp	1,556	31,929
Old National Bancorp	2,837	47,662
Opus Bank	35	727
PacWest Bancorp	2,551	86,938
Prosperity Bancshares, Inc.#	11	714
Regions Financial Corp.	10,457	152,881
Ringkjoebing Landbobank A/S	245	14,679
S&T Bancorp, Inc.	1,481	50,680
ServisFirst Bancshares, Inc.	1,197	36,389
Simmons First National Corp., Class A	2,240	53,760
Southside Bancshares, Inc.	1,500	49,395
SpareBank 1 SR Bank ASA	2,355	24,423
SVB Financial Group†	254	49,434
Synovus Financial Corp.	21	746
TCF Financial Corp.	1,468	56,606
Tompkins Financial Corp.	40	3,164
TrustCo Bank Corp.	6,123	46,963
Trustmark Corp.	24	784
UMB Financial Corp.	11	686
Umpqua Holdings Corp.	624	9,803
United Bankshares, Inc.	21	775
United Community Banks, Inc.	1,799	47,512
Valiant Holding AG	260	27,057
Valley National Bancorp#	70	736
Veritex Holdings, Inc.	1,768	41,725
Webster Financial Corp.	369	16,516
Westamerica Bancorporation	538	33,146
Wintrust Financial Corp.	2,140	134,456
Zions Bancorp NA	16	657

		4,218,404

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp.	4,982	209,543
Northern Trust Corp.	688	60,496
State Street Corp.	1,093	56,082

		326,121

Banks-Mortgage - 0.1%

Deutsche Pfandbriefbank AG*	2,220	26,302
Walker & Dunlop, Inc.	772	43,124

		69,426

Banks-Regional - 0.0%

Banque Cantonale Vaudoise	16	12,302

Banks-Super Regional - 1.1%

Comerica, Inc.	2,444	150,673
Fifth Third Bancorp	9,233	244,213
KeyCorp	5,774	95,848
National Bank Holdings Corp., Class A	1,290	42,106
PNC Financial Services Group, Inc.	841	108,430
SunTrust Banks, Inc.	217	13,348
US Bancorp	4,783	252,016
Wells Fargo & Co.	15,276	711,403

		1,618,037

Beverages-Non-alcoholic - 0.1%

Coca-Cola Co.	260	14,310
Coca-Cola Consolidated, Inc.	104	35,007
Monster Beverage Corp.†	371	21,767
PepsiCo, Inc.	427	58,384

		129,468

Bicycle Manufacturing - 0.0%

Shimano, Inc.	400	57,495

Brewery - 0.3%

Ambev SA ADR	55,191	250,567
Asahi Group Holdings, Ltd.	2,000	93,303
Royal Unibrew A/S	304	26,320

		370,190

Broadcast Services/Program - 0.0%

Discovery, Inc., Class C†	571	14,863
Fox Corp., Class B	100	3,280

		18,143

Building & Construction Products-Misc. - 0.2%

American Woodmark Corp.†	419	34,513
Forbo Holding AG	17	24,768
Gibraltar Industries, Inc.†	957	38,538
Nichias Corp.	1,200	19,948
Patrick Industries, Inc.†	697	25,190
Rockwool International A/S	59	11,505
Simpson Manufacturing Co., Inc.	876	56,239
Wienerberger AG	1,080	24,832

		235,533

Building & Construction-Misc. - 0.1%

Comfort Systems USA, Inc.	903	34,910
Peab AB	2,301	18,849
Penta-Ocean Construction Co., Ltd.	5,600	29,045
TopBuild Corp.†	730	67,613

		150,417

Building Products-Air & Heating - 0.2%

AAON, Inc.	799	38,328
Daikin Industries, Ltd.	900	111,446
Nibe Industrier AB, Class B	2,003	25,062
SPX Corp.†	1,182	44,857

		219,693

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc.	20	5,075
US Concrete, Inc.†#	626	25,366

		30,441

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	929	34,308
PGT Innovations, Inc.†	2,037	32,592

		66,900

Building Products-Wood - 0.1%

Boise Cascade Co.	1,210	37,994
Masco Corp.	50	2,037
Universal Forest Products, Inc.	1,442	56,382

		96,413

Building-Heavy Construction - 0.1%

Acciona SA#	81	8,689
Ackermans & van Haaren NV	159	22,997
Aegion Corp.†	1,496	29,531
Arcosa, Inc.	1,192	38,728
Infrastrutture Wireless Italiane SpA*	2,216	22,138

		122,083

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	1,419	52,872
Bravida Holding AB*	3,202	26,785

		79,657

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	207	37,978
LCI Industries#	574	48,647
Winnebago Industries, Inc.#	849	27,185

		113,810

Building-Residential/Commercial - 0.2%

Century Communities, Inc.†	1,069	30,124
Installed Building Products, Inc.†	521	29,650
LGI Homes, Inc.†#	467	38,065
MDC Holdings, Inc.	994	38,438
Meritage Homes Corp.†	787	51,423
Open House Co., Ltd.	700	31,793
PulteGroup, Inc.	403	13,621

		233,114

Cable/Satellite TV - 0.1%

Altice Europe NV†	3,168	14,000
Charter Communications, Inc., Class A†	166	67,992
Comcast Corp., Class A	439	19,430
NOS SGPS SA	4,241	24,914

		126,336

Capacitors - 0.0%

KEMET Corp.	1,622	27,168

Cellular Telecom - 0.1%

Hikari Tsushin, Inc.	200	46,877
Sunrise Communications Group AG#*	354	26,664

		73,541

Chemicals-Diversified - 0.2%

AdvanSix, Inc.†	1,250	27,925
Dow, Inc.	580	24,725
Innophos Holdings, Inc.	1,124	31,573
Innospec, Inc.	549	45,666
KH Neochem Co., Ltd.	1,600	33,435
LyondellBasell Industries NV, Class A	221	17,101
PPG Industries, Inc.	45	4,986
Quaker Chemical Corp.	285	45,275

		230,686

Chemicals-Plastics - 0.0%

A. Schulman, Inc. CVR†(1)	1,774	529
Sumitomo Bakelite Co., Ltd.	1,500	53,584

		54,113

Chemicals-Specialty - 0.3%

Albemarle Corp.#	126	7,778
Balchem Corp.	720	63,929
Ferro Corp.†	2,525	25,730
H.B. Fuller Co.	1,217	51,856
IMCD NV	483	33,868
Kraton Corp.†	1,033	28,345
Materion Corp.	581	34,186
Rogers Corp.†	399	52,836
Shin-Etsu Chemical Co., Ltd.	800	80,689
Stepan Co.	451	43,021

		422,238

Circuit Boards - 0.0%

Meiko Electronics Co.#	1,900	26,112
TTM Technologies, Inc.†	2,885	30,754

		56,866

Coatings/Paint - 0.0%

OC Oerlikon Corp. AG	2,526	23,403

Commercial Services - 0.3%

Applus Services SA	2,020	26,841
Elis SA	1,637	29,110
Harsco Corp.†	1,926	34,475
HMS Holdings Corp.†	1,841	67,252
Macquarie Infrastructure Corp.	3,390	128,210
Medifast, Inc.	300	29,988
Nielsen Holdings PLC	368	7,640
Wirecard AG	1,123	179,087

		502,603

Commercial Services-Finance - 0.3%

Automatic Data Processing, Inc.	87	14,776
Cardtronics PLC, Class A†	1,098	32,523
EVERTEC, Inc.	1,385	48,281
Experian PLC	8,473	259,604

FleetCor Technologies, Inc.†	101	30,139
Moody’s Corp.	53	11,426
PayPal Holdings, Inc.†	627	68,374
S&P Global, Inc.	6	1,561

		466,684

Computer Aided Design - 0.1%

Autodesk, Inc.†	800	114,256

Computer Data Security - 0.4%

Check Point Software Technologies, Ltd.†	2,141	230,586
Fortinet, Inc.†	3,904	309,119
Qualys, Inc.†	738	58,759

		598,464

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	1,642	32,429

Computer Services - 1.9%

Accenture PLC, Class A	1,294	256,432
Atos SE	2,336	176,841
CANCOM SE	270	15,994
Capgemini SE	2,025	242,922
Cognizant Technology Solutions Corp., Class A	3,904	239,667
DXC Technology Co.	6,060	201,313
ExlService Holdings, Inc.†	725	49,082
Fujitsu, Ltd.	3,500	270,255
Indra Sistemas SA†	1,881	14,802
Insight Enterprises, Inc.†	797	38,304
International Business Machines Corp.	2,862	387,887
Leidos Holdings, Inc.	2,382	208,092
NEC Corp.	1,100	47,113
Nihon Unisys, Ltd.	2,800	90,535
Nomura Research Institute, Ltd.	5,200	103,427
NTT Data Corp.	12,600	162,607
Perspecta, Inc.	3,648	94,666
SCSK Corp.	2,000	98,649
Sopra Steria Group	242	31,012
Sykes Enterprises, Inc.†	1,308	37,932
Tieto Oyj	545	13,405
Virtusa Corp.†	871	31,478

		2,812,415

Computer Software - 0.2%

Akamai Technologies, Inc.†	356	31,730
Citrix Systems, Inc.	356	33,101
Software AG	507	13,652
Splunk, Inc.†	1,753	196,021
TiVo Corp.	4,042	30,436

		304,940

Computers - 0.2%

Apple, Inc.	1,562	326,052
HP, Inc.	913	16,699

		342,751

Computers-Integrated Systems - 0.5%

Bechtle AG	257	25,421
Cray, Inc.†	996	34,790
Cubic Corp.	710	49,182
Diebold Nixdorf, Inc.†	1,992	22,330
Ingenico Group SA	1,319	130,758
Itochu Techno-Solutions Corp.	1,800	49,611
Mercury Systems, Inc.†	1,183	101,300
MTS Systems Corp.	575	32,700
OBIC Co., Ltd.	700	80,059
Otsuka Corp.	3,700	137,398

		663,549

Computers-Periphery Equipment - 0.0%

Logitech International SA	1,192	48,306

Consulting Services - 0.2%

Booz Allen Hamilton Holding Corp.	2,613	197,308
FTI Consulting, Inc.†	797	86,187
Gartner, Inc.†	10	1,337
Navigant Consulting, Inc.	1,291	35,980

		320,812

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co., Class A†	1,422	34,213
Clorox Co.	68	10,755
Kimberly-Clark Corp.	193	27,234
Quanex Building Products Corp.	1,747	30,083
WD-40 Co.#	269	49,039

		151,324

Containers-Metal/Glass - 0.0%

Gerresheimer AG	295	22,258

Containers-Paper/Plastic - 0.1%

Amcor PLC†	178	1,748
Berry Global Group, Inc.†	87	3,405
Huhtamaki Oyj	751	28,988
Rengo Co., Ltd.	7,200	51,576
Sealed Air Corp.	65	2,588

		88,305

Cosmetics & Toiletries - 0.2%

Avon Products, Inc.†	10,163	44,209
Colgate-Palmolive Co.	162	12,012
Coty, Inc., Class A	91	869
Estee Lauder Cos., Inc., Class A	36	7,128
Fancl Corp.	1,300	31,571
Kao Corp.	500	36,118
Natura Cosmeticos SA	4,100	65,327
Procter & Gamble Co.	577	69,373

		266,607

Cruise Lines - 0.0%

Norwegian Cruise Line Holdings, Ltd.†	82	4,162

Data Processing/Management - 0.1%

Bottomline Technologies, Inc.†	962	39,673
CompuGroup Medical SE	104	5,927
CSG Systems International, Inc.	799	43,050

		88,650

Decision Support Software - 0.0%

MSCI, Inc.	20	4,693

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	5	916

Lifco AB	152	7,387

8,303

Diagnostic Equipment - 0.1%

BioTelemetry, Inc.†	841	33,346
Repligen Corp.†	969	89,933
Thermo Fisher Scientific, Inc.	26	7,463

		130,742

Diagnostic Kits - 0.0%

DiaSorin SpA	176	20,833
Genomic Health, Inc.†	502	38,483
IDEXX Laboratories, Inc.†	8	2,318

		61,634

Direct Marketing - 0.0%

DKSH Holding AG	238	11,595

Disposable Medical Products - 0.1%

CONMED Corp.	563	56,734
Merit Medical Systems, Inc.†	1,290	44,866
STERIS PLC	55	8,492

		110,092

Distribution/Wholesale - 0.1%

Anixter International, Inc.†	678	40,660
Core-Mark Holding Co., Inc.	1,068	34,593
G-III Apparel Group, Ltd.†	1,216	24,940
ScanSource, Inc.†	836	23,625

		123,818

Diversified Banking Institutions - 2.8%

Bank of America Corp.	46,221	1,271,540
Citigroup, Inc.	9,651	621,042
Goldman Sachs Group, Inc.	1,046	213,290
JPMorgan Chase & Co.	15,055	1,653,942
Mitsubishi UFJ Financial Group, Inc.	15,200	73,027
Morgan Stanley	4,640	192,514
Sumitomo Mitsui Financial Group, Inc.	3,500	114,783

		4,140,138

Diversified Manufacturing Operations - 0.5%

3M Co.	137	22,156
Aalberts NV	1,012	38,217
Actuant Corp., Class A	2,070	45,975
EnPro Industries, Inc.	583	36,309
Fabrinet†	850	42,916
Federal Signal Corp.	1,485	44,119
General Electric Co.	2,113	17,432
Illinois Tool Works, Inc.	165	24,727
Indutrade AB	919	26,255
Parker-Hannifin Corp.	27	4,476
Siemens AG	2,953	295,178
Standex International Corp.	492	33,825
Trelleborg AB, Class B	2,301	31,416

		663,001

Diversified Minerals - 0.9%

BHP Group PLC	17,604	379,786
BHP Group, Ltd.	24,558	600,185
China Hongqiao Group, Ltd.	14,500	9,506
Livent Corp.†	4,293	26,402
Lundin Mining Corp.	5,495	26,208
Sumitomo Metal Mining Co., Ltd.	4,600	129,533
Teck Resources, Ltd., Class B	4,184	71,242

		1,242,862

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	630	40,717

E-Commerce/Products - 0.2%

Amazon.com, Inc.†	119	211,378
B2W Cia Digital†	2,200	24,970
eBay, Inc.	986	39,726

		276,074

E-Commerce/Services - 0.2%

Booking Holdings, Inc.†	33	64,891
Scout24 AG*	655	38,729
Shutterfly, Inc.†	887	45,131
SMS Co., Ltd.	2,400	53,609
Stamps.com, Inc.†	463	29,799
TripAdvisor, Inc.†	526	19,983

		252,142

E-Services/Consulting - 0.0%

CDW Corp.	115	13,282
Perficient, Inc.†	978	36,030

		49,312

Electric Products-Misc. - 0.0%

AMETEK, Inc.	97	8,335

Electric-Distribution - 0.1%

Equatorial Energia SA	3,200	74,007

Electric-Generation - 0.1%

Centrais Eletricas Brasileiras SA ADR#	12,842	142,033

Electric-Integrated - 0.2%

A2A SpA	5,298	9,311
AES Corp.	1,513	23,194
Avista Corp.	1,445	67,770
Cia Energetica de Minas Gerais ADR	10,769	38,230
El Paso Electric Co.	881	58,763
Entergy Corp.	184	20,763
Evergy, Inc.	551	35,815
FirstEnergy Corp.	562	25,852
Hera SpA	4,651	18,545
Iren SpA	6,138	16,662
Pinnacle West Capital Corp.	39	3,717
Public Service Enterprise Group, Inc.	93	5,624
Southern Co.	96	5,593

		329,839

Electric-Transmission - 0.0%

Elia System Operator SA/NV	78	6,464

Electronic Components-Misc. - 0.5%

Advanced Energy Industries, Inc.†	907	46,837
Barco NV	29	6,164
Benchmark Electronics, Inc.	1,278	33,841
Garmin, Ltd.	99	8,075
Hoya Corp.	800	65,131
Knowles Corp.†	2,132	43,237
Minebea Mitsumi, Inc.	5,600	86,503
Murata Manufacturing Co., Ltd.	1,800	75,551

Nidec Corp.	800	104,335
Omron Corp.	3,500	173,295
OSI Systems, Inc.†	353	37,069
Plexus Corp.†	667	38,159
Sanmina Corp.†	1,564	45,200
TKH Group NV CVA	559	26,762

		790,159

Electronic Components-Semiconductors - 1.3%

ams AG†	536	21,462
Broadcom, Inc.	921	260,311
CEVA, Inc.†	1,039	32,635
CTS Corp.	1,076	30,698
Dialog Semiconductor PLC†	414	19,547
Diodes, Inc.†	998	36,477
Intel Corp.	712	33,756
IPG Photonics Corp.†	303	37,490
Marvell Technology Group, Ltd.	2,263	54,244
Microchip Technology, Inc.	3,248	280,400
Micron Technology, Inc.†#	22	996
NVIDIA Corp.	1,330	222,788
ON Semiconductor Corp.†	2,162	38,484
Qorvo, Inc.†	30	2,143
Rambus, Inc.†	3,424	42,937
SOITEC†	76	7,664
STMicroelectronics NV	6,619	117,194
Texas Instruments, Inc.	3,075	380,531
Xilinx, Inc.	1,972	205,206
Xperi Corp.	1,637	29,990

		1,854,953

Electronic Forms - 0.0%

Adobe, Inc.†	25	7,113

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	34	2,418
Badger Meter, Inc.	597	30,793
FARO Technologies, Inc.†	554	27,279
FLIR Systems, Inc.	759	37,396
Fortive Corp.	167	11,840
Itron, Inc.†	740	51,393
Keysight Technologies, Inc.†	95	9,202
Mesa Laboratories, Inc.#	124	27,432
National Instruments Corp.	774	32,508
Trimble, Inc.†	1,242	46,600
Yokogawa Electric Corp.	3,800	69,036

		345,897

Electronic Security Devices - 0.0%

Alarm.com Holdings, Inc.†	801	38,127
dormakaba Holding AG	36	24,279

		62,406

Energy-Alternate Sources - 0.1%

Landis+Gyr Group AG	184	15,077
SolarEdge Technologies, Inc.†	976	79,954

		95,031

Engineering/R&D Services - 0.1%

AF POYRY AB	612	13,793
Alten SA	315	37,597
COMSYS Holdings Corp.	1,600	45,258
Exponent, Inc.	1,055	74,789
Gaztransport Et Technigaz SA	154	14,404
Jacobs Engineering Group, Inc.	136	12,085

		197,926

Engines-Internal Combustion - 0.0%

Cummins, Inc.	128	19,107

Enterprise Software/Service - 1.4%

Black Knight, Inc.†	147	9,151
Guidewire Software, Inc.†	3,169	304,794
LivePerson, Inc.†#	1,380	54,841
ManTech International Corp., Class A	634	44,558
MicroStrategy, Inc., Class A†	282	40,408
Omnicell, Inc.†	923	66,271
Oracle Corp.	1,294	67,366
Oracle Corp. Japan	900	77,517
PKSHA Technology, Inc.†	400	17,885
Progress Software Corp.	1,046	39,518
SPS Commerce, Inc.†	846	42,757
Tyler Technologies, Inc.†	910	233,451
Veeva Systems, Inc., Class A†	2,918	467,989
Workday, Inc., Class A†	3,280	581,478

		2,047,984

Entertainment Software - 0.1%

Activision Blizzard, Inc.	222	11,233
Capcom Co., Ltd.	2,800	72,929

		84,162

Environmental Consulting & Engineering - 0.0%

Sweco AB, Class B	868	22,693

Filtration/Separation Products - 0.0%

ESCO Technologies, Inc.	545	41,491

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.†	37	16,748

Finance-Consumer Loans - 0.1%

Encore Capital Group, Inc.†#	716	26,420
Enova International, Inc.†	1,085	25,932
PRA Group, Inc.†#	1,176	40,149
World Acceptance Corp.†	179	23,789

		116,290

Finance-Credit Card - 0.2%

Discover Financial Services	125	9,996
Mastercard, Inc., Class A	345	97,072
Pagseguro Digital, Ltd., Class A†#	481	24,031
Visa, Inc., Class A	785	141,944

		273,043

Finance-Investment Banker/Broker - 0.1%

Banco BTG Pactual SA	2,500	35,366
Charles Schwab Corp.	587	22,464
E*TRADE Financial Corp.	140	5,844
Jefferies Financial Group, Inc.	115	2,144
Piper Jaffray Cos.	520	37,835
TD Ameritrade Holding Corp.	95	4,219

		107,872

Finance-Leasing Companies - 0.0%

GRENKE AG	235	19,035
Tokyo Century Corp.#	900	36,259

		55,294

Finance-Mortgage Loan/Banker - 0.1%

Aareal Bank AG	962	27,299
LendingTree, Inc.†#	6	1,861
Zenkoku Hosho Co., Ltd.	1,500	57,114

		86,274

Finance-Other Services - 0.2%

B3 SA - Brasil Bolsa Balcao	26,300	284,530
Bolsas y Mercados Espanoles	201	5,196
Euronext NV*	487	38,189
Intertrust NV*	755	15,658
Intrum AB†	345	8,767

		352,340

Financial Guarantee Insurance - 0.0%

NMI Holdings, Inc., Class A†	1,636	46,364

Fisheries - 0.0%

Bakkafrost P/F	343	20,157
Leroy Seafood Group ASA	1,790	11,739
Salmar ASA	268	12,724

		44,620

Food-Confectionery - 0.0%

Hershey Co.	57	9,033

Food-Dairy Products - 0.0%

Emmi AG	23	18,614

Food-Meat Products - 0.1%

BRF SA ADR†	6,640	61,088
JBS SA	17,400	124,544
Tyson Foods, Inc., Class A	30	2,791

		188,423

Food-Misc./Diversified - 0.3%

AAK AB	1,271	25,298
Axfood AB	1,004	21,052
B&G Foods, Inc.#	1,764	29,864
Cal-Maine Foods, Inc.	771	31,256
Campbell Soup Co.#	246	11,070
Corbion NV	883	25,077
Fuji Oil Holdings, Inc.#	3,000	83,504
Glanbia PLC	2,154	23,697
Glanbia PLC	25	274
J&J Snack Foods Corp.	293	56,567
John B. Sanfilippo & Son, Inc.	360	33,336
Kellogg Co.	63	3,956
Kraft Heinz Co.	58	1,480
Lamb Weston Holdings, Inc.	27	1,901
Mondelez International, Inc., Class A	8	442
Post Holdings, Inc.†	14	1,396
Viscofan SA	572	26,642

		376,812

Food-Retail - 0.1%

Cia Brasileira de Distribuicao ADR	1,845	39,003
Kesko Oyj, Class B	337	21,208
Kroger Co.	78	1,847
Seven & i Holdings Co., Ltd.#	2,100	74,267
Takeaway.com NV†*	253	24,149

		160,474

Food-Wholesale/Distribution - 0.1%

Calavo Growers, Inc.#	393	34,839
Chefs’ Warehouse, Inc.†	703	27,122
Sysco Corp.	224	16,650

		78,611

Footwear & Related Apparel - 0.1%

Crocs, Inc.†	1,601	35,702
Steven Madden, Ltd.	1,665	55,312
Wolverine World Wide, Inc.	2,054	53,301

		144,315

Forestry - 0.0%

Svenska Cellulosa AB SCA, Class B	3,320	28,638

Funeral Services & Related Items - 0.0%

Matthews International Corp., Class A	1,014	29,720

Gambling (Non-Hotel) - 0.0%

Evolution Gaming Group AB*	830	15,577

Gas-Distribution - 0.1%

Italgas SpA	2,402	15,576
Northwest Natural Holding Co.	691	49,310
Rubis SCA	550	31,795
South Jersey Industries, Inc.	2,062	66,685

		163,366

Gold Mining - 0.0%

Newmont Goldcorp Corp.	15	598

Golf - 0.0%

Callaway Golf Co.	2,368	42,056

Hazardous Waste Disposal - 0.0%

US Ecology, Inc.	502	30,406

Home Decoration Products - 0.0%

Newell Brands, Inc.	306	5,080

Home Furnishings - 0.0%

Sleep Number Corp.†	729	30,501

Hotels/Motels - 0.0%

Hilton Worldwide Holdings, Inc.	71	6,558

Human Resources - 0.1%

AMN Healthcare Services, Inc.†	1,059	61,846
Korn Ferry	1,355	52,953
Recruit Holdings Co., Ltd.	1,400	42,421
TrueBlue, Inc.†	1,544	29,969

		187,189

Identification Systems - 0.0%

Brady Corp., Class A	947	44,708

Import/Export - 0.1%

ITOCHU Corp.	4,900	97,714
Mitsubishi Corp.	3,800	92,465

		190,179

Independent Power Producers - 0.0%

NRG Energy, Inc.	474	17,254
Vistra Energy Corp.	216	5,389

		22,643

Industrial Automated/Robotic - 0.9%

Cognex Corp.	3,423	154,309
FANUC Corp.	800	138,975
Harmonic Drive Systems, Inc.#	2,300	91,363
Keyence Corp.	900	532,875
Rockwell Automation, Inc.	1,387	211,920
THK Co., Ltd.	3,800	88,280
Yaskawa Electric Corp.#	1,300	43,686

		1,261,408

Instruments-Controls - 0.5%

ABB, Ltd.	7,930	150,227
Honeywell International, Inc.	2,880	474,106
Mettler-Toledo International, Inc.†	11	7,225
Watts Water Technologies, Inc., Class A	565	51,771

		683,329

Insurance Brokers - 0.0%

Aon PLC	79	15,393
eHealth, Inc.†	405	33,741

		49,134

Insurance-Life/Health - 0.1%

Aflac, Inc.	437	21,929
American Equity Investment Life Holding Co.	2,262	48,746
Athene Holding, Ltd., Class A†	25	971
Dai-ichi Life Holdings, Inc.	6,000	81,781
Globe Life, Inc.	16	1,428
Principal Financial Group, Inc.	139	7,398
Unum Group	585	14,865

		177,118

Insurance-Multi-line - 0.3%

Allstate Corp.	522	53,448
ASR Nederland NV	503	17,585
BB Seguridade Participacoes SA	7,900	62,326
Grupo Catalana Occidente SA	541	18,194
Hartford Financial Services Group, Inc.	341	19,873
Helvetia Holding AG	77	10,036
Horace Mann Educators Corp.	985	43,212
Loews Corp.	269	12,931
MetLife, Inc.	209	9,259
Storebrand ASA	2,845	16,373
Sul America SA	10,100	118,171
Topdanmark A/S	131	6,519
Unipol Gruppo SpA	5,709	28,674
United Fire Group, Inc.	695	31,386

		447,987

Insurance-Property/Casualty - 0.5%

Ambac Financial Group, Inc.†	1,990	35,900
Berkshire Hathaway, Inc., Class B†	646	131,403
Employers Holdings, Inc.	988	42,612
James River Group Holdings, Ltd.	911	44,894
MS&AD Insurance Group Holdings, Inc.	3,900	123,973
ProAssurance Corp.	1,165	45,516
Progressive Corp.	532	40,326
RLI Corp.	661	60,528
Selective Insurance Group, Inc.	1,054	83,930
Stewart Information Services Corp.	971	34,781
Universal Insurance Holdings, Inc.	1,096	27,400

		671,263

Internet Connectivity Services - 0.1%

Cogent Communications Holdings, Inc.	867	52,792
Masmovil Ibercom SA†	615	12,585

		65,377

Internet Content-Entertainment - 0.3%

Facebook, Inc., Class A†	563	104,532
Kakao Corp.	2,405	267,057
Netflix, Inc.†	38	11,163
Twitter, Inc.†	77	3,284

		386,036

Internet Content-Information/News - 0.2%

SINA Corp.†	6,580	270,899

Internet Financial Services - 0.0%

Cerved Group SpA	2,624	21,125

Internet Gambling - 0.0%

Kindred Group PLC SDR	2,289	12,823

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	1,447	186,272

Internet Security - 0.7%

Palo Alto Networks, Inc.†	1,659	337,806
Symantec Corp.	12,520	291,090
Trend Micro, Inc.	6,500	315,103

		943,999

Internet Telephone - 0.0%

8x8, Inc.†#	2,240	54,454

Investment Companies - 0.0%

KBC Ancora	608	24,056
Sofina SA	91	17,562

		41,618

Investment Management/Advisor Services - 0.2%

Ameriprise Financial, Inc.	119	15,349
Azimut Holding SpA	1,433	25,238
Blucora, Inc.†	1,217	27,480
Boston Private Financial Holdings, Inc.	4,237	44,997
Franklin Resources, Inc.	85	2,234
Raymond James Financial, Inc.	142	11,148
T. Rowe Price Group, Inc.	144	15,929
Virtus Investment Partners, Inc.#	291	31,047
Vontobel Holding AG	145	7,574
Waddell & Reed Financial, Inc., Class A#	2,258	36,512

		217,508

Lasers-System/Components - 0.0%

II-VI, Inc.†#	1,317	49,401

Leisure Products - 0.1%

CTS Eventim AG & Co. KGaA	500	27,367
Thule Group AB*	1,318	26,146
Yamaha Corp.	800	34,527

		88,040

Lighting Products & Systems - 0.0%

OSRAM Licht AG	804	32,253
Signify NV*	834	24,391

		56,644

Linen Supply & Related Items - 0.1%

UniFirst Corp.	333	65,238

Machinery-Construction & Mining - 0.0%

Astec Industries, Inc.	1,044	28,814
Caterpillar, Inc.	283	33,677

		62,491

Machinery-Electrical - 0.5%

Disco Corp.#	400	72,669
Franklin Electric Co., Inc.	846	38,789
Fuji Electric Co., Ltd.	3,100	88,417
Hitachi, Ltd.	8,300	283,529
Konecranes OYJ	672	19,964
Mitsubishi Electric Corp.	18,200	219,887

		723,255

Machinery-General Industrial - 0.4%

Albany International Corp., Class A	631	51,881
Applied Industrial Technologies, Inc.	912	48,692
Bucher Industries AG	91	26,829
Chart Industries, Inc.†	819	51,466
Duerr AG	506	12,835
FLSmidth & Co. A/S	532	22,904
Hexagon AB, Class B	4,114	182,758
Roper Technologies, Inc.	33	12,103
Shima Seiki Manufacturing, Ltd.	1,100	26,455
SIG Combibloc Group AG	1,071	14,132
Tennant Co.	587	40,145
Valmet Oyj	698	12,627
WEG SA	5,700	30,971

		533,798

Machinery-Material Handling - 0.1%

Daifuku Co., Ltd.#	2,000	94,507
Interroll Holding AG	5	9,265

		103,772

Machinery-Pumps - 0.1%

Dover Corp.	184	17,248
Interpump Group SpA	711	20,270
SPX FLOW, Inc.†	1,177	39,677

		77,195

Medical Imaging Systems - 0.0%

Lantheus Holdings, Inc.†	1,027	22,348

Medical Information Systems - 0.0%

NextGen Healthcare, Inc.†	1,698	24,128
Tabula Rasa HealthCare, Inc.†#	497	28,230

		52,358

Medical Instruments - 0.2%

Ambu A/S, Class B#	853	14,584
Boston Scientific Corp.†	111	4,743
Edwards Lifesciences Corp.†	67	14,863
Elekta AB, Series B	1,803	22,991
Intuitive Surgical, Inc.†	10	5,114
Medtronic PLC	337	36,359
Natus Medical, Inc.†	1,049	29,036
Shimadzu Corp.	3,600	89,530
Tecan Group AG	137	32,888
Topcon Corp.	2,700	31,210

		281,318

Medical Labs & Testing Services - 0.1%

Evotec SE†	741	16,378
Medpace Holdings, Inc.†	608	49,193

		65,571

Medical Products - 0.2%

Abbott Laboratories	417	35,579
ABIOMED, Inc.†	28	5,406
Baxter International, Inc.	54	4,749
Cardiovascular Systems, Inc.†	901	43,635
Cooper Cos., Inc.	78	24,161
CryoLife, Inc.†	1,163	31,168
GN Store Nord A/S	709	29,679
Henry Schein, Inc.†	431	26,558
Hologic, Inc.†	149	7,356
Integer Holdings Corp.†	669	48,436
Luminex Corp.	1,528	31,324
Orthofix Medical, Inc.†	688	34,978

		323,029

Medical-Biomedical/Gene - 0.5%

Alexion Pharmaceuticals, Inc.†	55	5,542
Amgen, Inc.	107	22,322
Argenx SE†	134	17,408
Arrowhead Pharmaceuticals, Inc.†#	2,101	71,791
Biogen, Inc.†	127	27,908
Cambrex Corp.†	856	51,300
Celgene Corp.†	132	12,778
Emergent BioSolutions, Inc.†	1,091	47,786
Gilead Sciences, Inc.	570	36,218
Idorsia, Ltd.†#	775	21,768
Illumina, Inc.†	8	2,251
Innoviva, Inc.†	2,059	23,864
Medicines Co.†#	1,637	68,688
MorphoSys AG†	232	27,410
Myriad Genetics, Inc.†	1,843	43,366
NeoGenomics, Inc.†	2,264	56,555
PeptiDream, Inc.†#	1,900	99,619
Regeneron Pharmaceuticals, Inc.†	11	3,190
REGENXBIO, Inc.†#	805	27,764
Swedish Orphan Biovitrum AB†	989	16,365
Vertex Pharmaceuticals, Inc.†	4	720

		684,613

Medical-Drugs - 0.5%

AbbVie, Inc.	687	45,163
ALK-Abello A/S†	43	8,677
Amphastar Pharmaceuticals, Inc.†	1,245	27,963
Bristol-Myers Squibb Co.	683	32,832
Corcept Therapeutics, Inc.†	2,785	35,119
Daiichi Sankyo Co., Ltd.	1,500	99,092
Eli Lilly & Co.	313	35,359
Enanta Pharmaceuticals, Inc.†	416	29,349
Galapagos NV†	251	42,345
Hypera SA	4,400	34,182

Jazz Pharmaceuticals PLC†	44	5,638
Johnson & Johnson	823	105,640
Merck & Co., Inc.	688	59,491
Pfizer, Inc.	1,239	44,046
Shionogi & Co., Ltd.	1,200	64,329
Spectrum Pharmaceuticals, Inc.†	3,438	25,235
Supernus Pharmaceuticals, Inc.†	1,388	37,518
Vanda Pharmaceuticals, Inc.†	1,797	25,320

		757,298

Medical-Generic Drugs - 0.0%

Momenta Pharmaceuticals, Inc.†	2,883	36,412

Medical-HMO - 0.1%

Anthem, Inc.	47	12,292
Hapvida Participacoes e Investimentos SA*	3,900	48,701
Magellan Health, Inc.†	613	38,625
Tivity Health, Inc.†#	1,517	27,700
UnitedHealth Group, Inc.	248	58,032

		185,350

Medical-Hospitals - 0.1%

HCA Healthcare, Inc.	261	31,372
Select Medical Holdings Corp.†	2,710	43,956
Universal Health Services, Inc., Class B	53	7,663

		82,991

Medical-Nursing Homes - 0.1%

Ensign Group, Inc.	1,024	51,098
Korian SA	353	14,075
Orpea	212	26,748

		91,921

Medical-Outpatient/Home Medical - 0.1%

LHC Group, Inc.†	599	70,981

Medical-Wholesale Drug Distribution - 0.0%

Amplifon SpA	500	12,837
Cardinal Health, Inc.	291	12,551
Galenica AG*	622	34,784

		60,172

Metal Processors & Fabrication - 0.1%

Aurubis AG	579	25,645
AZZ, Inc.	766	31,613
CIRCOR International, Inc.†	707	24,299
Mueller Industries, Inc.	1,389	36,614
VAT Group AG*	263	31,621

		149,792

Metal-Aluminum - 0.1%

Alumina, Ltd.#	20,405	29,820
Aluminum Corp. of China, Ltd.†	32,000	9,387
China Zhongwang Holdings, Ltd.	13,200	5,421
Kaiser Aluminum Corp.	409	36,168
Norsk Hydro ASA	11,193	35,426

		116,222

Metal-Copper - 0.1%

Antofagasta PLC	3,286	34,626
First Quantum Minerals, Ltd.#	5,724	35,082
Freeport-McMoRan, Inc.	12,094	111,144
Jiangxi Copper Co., Ltd.	10,000	11,249

		192,101

Metal-Diversified - 0.9%

Anglo American PLC	8,782	189,590
Boliden AB	2,276	50,322
China Molybdenum Co, Ltd.#	33,000	8,965
Glencore PLC	92,738	267,383
MMG, Ltd.†	20,000	4,132
Rio Tinto PLC	9,501	479,716
Rio Tinto, Ltd.#	3,094	182,486
South32, Ltd.	42,110	74,868

		1,257,462

Metal-Iron - 0.3%

Fortescue Metals Group, Ltd.	11,551	62,232
Vale SA ADR	37,915	417,065

		479,297

Miscellaneous Manufacturing - 0.1%

Hillenbrand, Inc.	1,516	41,599
John Bean Technologies Corp.	670	68,554

		110,153

Multimedia - 0.0%

Nordic Entertainment Group AB, Class B	851	20,636
Viacom, Inc., Class B	339	8,468
Walt Disney Co.	125	17,158

		46,262

Networking Products - 0.7%

Arista Networks, Inc.†	942	213,476
Cisco Systems, Inc.	11,740	549,549
Extreme Networks, Inc.†	3,819	25,511
LogMeIn, Inc.	2,803	187,353
NETGEAR, Inc.†	885	30,727

		1,006,616

Non-Ferrous Metals - 0.0%

Mitsubishi Materials Corp.	900	21,815

Office Automation & Equipment - 0.1%

Xerox Holdings Corp.	130	3,769
Zebra Technologies Corp., Class A†	554	113,586

		117,355

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	91	10,517

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	40	1,504
Nabors Industries, Ltd.	12,064	20,267

		21,771

Oil Companies-Exploration & Production - 0.2%

Cabot Oil & Gas Corp.	218	3,732
Carrizo Oil & Gas, Inc.†#	3,215	26,652
ConocoPhillips	830	43,309
Devon Energy Corp.	17	374
Inpex Corp.	4,100	35,468
Occidental Petroleum Corp.	165	7,174
PDC Energy, Inc.†	1,735	55,260

SM Energy Co.	3,178	30,128
SRC Energy, Inc.†#	8,220	41,264
Whiting Petroleum Corp.†#	3,162	20,964

		264,325

Oil Companies-Integrated - 0.5%

Chevron Corp.	566	66,630
Exxon Mobil Corp.	1,208	82,724
Petroleo Brasileiro SA ADR	17,175	232,721
Petroleo Brasileiro SA ADR (Preference Shares)	29,200	357,116

		739,191

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†	902	41,357
National Oilwell Varco, Inc.	134	2,737
US Silica Holdings, Inc.#	2,175	22,120

		66,214

Oil Refining & Marketing - 0.0%

HollyFrontier Corp.	108	4,791
Petrobras Distribuidora SA	8,100	56,334

		61,125

Oil-Field Services - 0.2%

Archrock, Inc.	3,432	33,325
C&J Energy Services, Inc.†	2,710	25,908
Helix Energy Solutions Group, Inc.†	4,042	29,264
Matrix Service Co.†	1,467	29,149
Newpark Resources, Inc.†	3,903	25,799
Oil States International, Inc.†	2,084	28,738
ProPetro Holding Corp.†	2,083	22,184
Saipem SpA†	5,932	28,190
SBM Offshore NV	1,317	22,045
Schlumberger, Ltd.	165	5,351
Subsea 7 SA	2,836	27,444
TechnipFMC PLC	89	2,211
TGS NOPEC Geophysical Co. ASA	1,221	29,452

		309,060

Optical Recognition Equipment - 0.0%

Jenoptik AG	604	14,505

Paper & Related Products - 0.1%

BillerudKorsnas AB	1,260	13,942
Holmen AB	642	15,058
Neenah, Inc.	526	33,548
Schweitzer-Mauduit International, Inc.	914	30,655
Suzano SA	10,000	70,225

		163,428

Pastoral & Agricultural - 0.1%

Darling Ingredients, Inc.†	3,642	67,741

Patient Monitoring Equipment - 0.0%

Masimo Corp.†	110	16,857

Pharmacy Services - 0.0%

Cigna Corp.	81	12,472
CVS Health Corp.	294	17,910

		30,382

Physical Therapy/Rehabilitation Centers - 0.0%

Encompass Health Corp.	249	15,137
U.S. Physical Therapy, Inc.	325	43,394

		58,531

Pipelines - 2.4%

Antero Midstream Corp.#	13,350	94,919
Cheniere Energy, Inc.†	3,370	201,223
Enbridge, Inc.#	15,930	532,795
Equitrans Midstream Corp.#	7,680	103,603
Gibson Energy, Inc.	7,630	131,923
Inter Pipeline, Ltd.#	10,320	188,200
Keyera Corp.	6,160	148,656
Kinder Morgan, Inc.	19,720	399,724
ONEOK, Inc.	4,438	316,341
Pembina Pipeline Corp.	6,320	231,363
Plains GP Holdings LP, Class A	5,770	126,478
Tallgrass Energy GP LP	7,260	142,151
Targa Resources Corp.	4,600	166,152
TC Energy Corp.	8,040	411,964
Williams Cos., Inc.	12,115	285,914

		3,481,406

Power Converter/Supply Equipment - 0.2%

Schneider Electric SE	3,525	295,055

Public Thoroughfares - 0.0%

Societa Iniziative Autostradali e Servizi SpA	429	7,200

Publishing-Books - 0.0%

Scholastic Corp.	1,046	36,683

Publishing-Newspapers - 0.0%

Gannett Co., Inc.	3,303	34,748

Real Estate Investment Trusts - 1.1%

Acadia Realty Trust	1,750	47,862
Aedifica SA	284	32,087
Agree Realty Corp.	671	50,117
Alstria Office REIT-AG	1,641	27,125
American Assets Trust, Inc.	766	35,895
American Homes 4 Rent, Class A	582	14,888
American Tower Corp.	178	40,974
Apartment Investment & Management Co., Class A	284	14,484
Apollo Commercial Real Estate Finance, Inc.	2,079	38,565
Boston Properties, Inc.	27	3,467
Capstead Mtg. Corp.	5,291	38,466
CareTrust REIT, Inc.	1,999	47,556
Chatham Lodging Trust#	2,487	41,259
Chesapeake Lodging Trust	1,483	38,187
DiamondRock Hospitality Co.	4,968	47,047
Easterly Government Properties, Inc.	2,712	55,732
Equinix, Inc.	9	5,007
Four Corners Property Trust, Inc.#	1,305	37,179
Franklin Street Properties Corp.	5,657	42,823
Global Net Lease, Inc.	2,388	45,802
Granite Point Mtg. Trust, Inc.	2,090	38,226
Hersha Hospitality Trust#	2,307	32,067
Host Hotels & Resorts, Inc.	1,727	27,701
Independence Realty Trust, Inc.	3,435	47,781
Inmobiliaria Colonial Socimi SA	2,203	25,423

Innovative Industrial Properties, Inc.#	275	24,519
Invesco Mtg. Capital, Inc.	2,568	38,597
Kimco Realty Corp.	411	7,554
Kite Realty Group Trust	3,076	43,956
Lexington Realty Trust	4,659	48,407
LTC Properties, Inc.	794	38,747
Merlin Properties Socimi SA	2,109	28,186
National Storage Affiliates Trust	1,357	45,405
New York Mortgage Trust, Inc.	7,019	43,167
Office Properties Income Trust	1,548	41,966
PennyMac Mtg. Investment Trust	1,552	33,772
Retail Opportunity Investments Corp.	2,604	45,596
RPT Realty	3,788	45,077
Simon Property Group, Inc.	407	60,619
Summit Hotel Properties, Inc.	4,069	45,410
Warehouses De Pauw CVA	123	22,900
Washington Prime Group, Inc.#	9,074	29,309
Washington Real Estate Investment Trust	1,816	48,106
Whitestone REIT#	3,109	38,614
Xenia Hotels & Resorts, Inc.	2,451	49,535

		1,655,162

Real Estate Management/Services - 0.2%

BR Malls Participacoes SA	9,100	29,623
CBRE Group, Inc., Class A†	336	17,563
Entra ASA*	1,541	23,202
Fabege AB	1,109	18,548
Fastighets AB Balder, Class B†	411	15,486
Hufvudstaden AB, Class A	553	10,238
Kungsleden AB	2,478	22,925
RE/MAX Holdings, Inc., Class A	1,118	28,699
Relo Group, Inc.	1,000	25,331
Wallenstam AB	634	7,125
Wihlborgs Fastigheter AB	1,962	31,565

		230,305

Real Estate Operations & Development - 0.2%

CA Immobilien Anlagen AG	605	21,411
Castellum AB	332	7,087
Grand City Properties SA	832	19,093
Hemfosa Fastigheter AB	1,617	16,319
IMMOFINANZ AG	798	22,316
LEG Immobilien AG	191	22,419
Mitsui Fudosan Co., Ltd.	6,100	146,191
Nexity SA	645	29,958
PSP Swiss Property AG	25	3,321
TAG Immobilien AG	340	7,937
TLG Immobilien AG	612	18,362

		314,414

Recreational Vehicles - 0.0%

Dometic Group AB*	2,456	20,009

Recycling - 0.0%

Tomra Systems ASA	715	20,087

Rental Auto/Equipment - 0.2%

ALD SA*	1,029	15,403
Localiza Rent a Car SA	16,900	191,977
Rent-A-Center, Inc.†	1,251	31,938

		239,318

Retail-Apparel/Shoe - 0.3%

Abercrombie & Fitch Co., Class A#	1,887	27,588
Boot Barn Holdings, Inc.†	794	27,195
Caleres, Inc.	1,804	36,351
Cato Corp., Class A	2,486	42,585
Children’s Place, Inc.#	462	40,310
Designer Brands, Inc.#	2,002	33,013
Guess?, Inc.#	1,834	33,140
Lojas Renner SA	15,940	194,583
Lululemon Athletica, Inc.†	111	20,498
Ross Stores, Inc.	291	30,849
Salvatore Ferragamo SpA	834	15,921

		502,033

Retail-Auto Parts - 0.1%

Advance Auto Parts, Inc.	5	690
AutoZone, Inc.†	41	45,169
O’Reilly Automotive, Inc.†	60	23,026

		68,885

Retail-Automobile - 0.1%

Asbury Automotive Group, Inc.†	483	45,547
Group 1 Automotive, Inc.	483	36,090
Lithia Motors, Inc., Class A	500	65,535

		147,172

Retail-Building Products - 0.1%

Home Depot, Inc.	285	64,954
Lowe’s Cos., Inc.	38	4,264

		69,218

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	54	3,437

Retail-Discount - 0.2%

Big Lots, Inc.	1,246	28,346
Dollar Tree, Inc.†	43	4,366
Magazine Luiza SA	7,200	63,098
Pan Pacific International Holdings Corp.	7,600	118,827
Target Corp.	100	10,704
Walmart, Inc.	133	15,197

		240,538

Retail-Drug Store - 0.1%

Kusuri no Aoki Holdings Co., Ltd.	400	30,724
Raia Drogasil SA	4,900	108,910
Walgreens Boots Alliance, Inc.	51	2,611

		142,245

Retail-Home Furnishings - 0.1%

La-Z-Boy, Inc.	1,195	38,085
Nitori Holdings Co., Ltd.	400	57,702
RH†#	371	53,146

		148,933

Retail-Hypermarkets - 0.0%

Atacadao SA	4,500	24,233

Retail-Major Department Stores - 0.0%

TJX Cos., Inc.	181	9,950

Retail-Office Supplies - 0.0%

Office Depot, Inc.	17,838	23,189

Retail-Pawn Shops - 0.1%

EZCORP, Inc., Class A†#	2,970	23,374
FirstCash, Inc.	827	81,650

		105,024

Retail-Perfume & Cosmetics - 0.0%

Ulta Beauty, Inc.†	29	6,894

Retail-Restaurants - 0.3%

BJ’s Restaurants, Inc.	743	27,075
Bloomin’ Brands, Inc.	2,109	38,046
Chipotle Mexican Grill, Inc.†	17	14,253
Darden Restaurants, Inc.	224	27,100
Dave & Buster’s Entertainment, Inc.#	920	39,606
Dine Brands Global, Inc.	406	28,643
Ruth’s Hospitality Group, Inc.	1,482	28,825
Shake Shack, Inc., Class A†	614	60,884
Starbucks Corp.	491	47,411
Wingstop, Inc.#	618	61,905

		373,748

Rubber-Tires - 0.0%

Cooper Tire & Rubber Co.	1,424	33,450

Rubber/Plastic Products - 0.1%

Hexpol AB	3,223	24,153
Proto Labs, Inc.†	607	57,507
Raven Industries, Inc.	1,136	33,137

		114,797

Satellite Telecom - 0.0%

Iridium Communications, Inc.†	2,127	51,431

Savings & Loans/Thrifts - 0.2%

Axos Financial, Inc.†#	1,436	37,207
Banc of California, Inc.	2,472	36,017
Brookline Bancorp, Inc.	2,698	37,880
Dime Community Bancshares, Inc.	1,934	38,351
New York Community Bancorp, Inc.	76	877
Northfield Bancorp, Inc.	2,815	43,689
Northwest Bancshares, Inc.	2,296	36,300
Oritani Financial Corp.	416	7,126
People’s United Financial, Inc.	972	13,967
Provident Financial Services, Inc.	314	7,476
Washington Federal, Inc.	448	15,949

		274,839

Schools - 0.1%

Career Education Corp.†	1,884	38,641
Strategic Education, Inc.	464	78,523

		117,164

Security Services - 0.0%

Loomis AB, Series B	603	20,398

Semiconductor Components-Integrated Circuits - 0.9%

Analog Devices, Inc.	1,754	192,642
Maxim Integrated Products, Inc.#	2,304	125,660
MaxLinear, Inc.†	1,597	31,653
NXP Semiconductors NV	4,185	427,456
Power Integrations, Inc.	669	59,554
QUALCOMM, Inc.	4,090	318,079
Renesas Electronics Corp.†	26,900	168,133

		1,323,177

Semiconductor Equipment - 0.4%

ASM International NV	403	33,857
ASM Pacific Technology, Ltd.	13,200	151,270
BE Semiconductor Industries NV	630	18,591
Brooks Automation, Inc.	1,656	55,195
Cabot Microelectronics Corp.	605	75,413
FormFactor, Inc.†	2,287	39,085
Kulicke & Soffa Industries, Inc.	1,856	38,660
Lam Research Corp.	2	421
Siltronic AG	181	11,649
Teradyne, Inc.	1,796	95,134

		519,275

Software Tools - 0.4%

VMware, Inc., Class A	4,536	641,572

Steel Pipe & Tube - 0.0%

Maruichi Steel Tube, Ltd.	500	12,162

Steel-Producers - 0.4%

Acerinox SA	2,611	21,608
AK Steel Holding Corp.†#	9,967	21,529
Angang Steel Co., Ltd.#	12,799	4,440
BlueScope Steel, Ltd.	4,446	37,397
China Oriental Group Co., Ltd.	10,000	3,954
Companhia Siderurgica Nacional SA ADR	7,294	24,873
Evraz PLC	4,210	25,424
Gerdau SA ADR#	12,527	38,207
JFE Holdings, Inc.	4,000	46,821
Kobe Steel, Ltd.	2,500	13,037
Maanshan Iron & Steel Co., Ltd.#	14,000	5,250
Nippon Steel Corp.	6,700	93,719
Nucor Corp.	2,625	128,572
Reliance Steel & Aluminum Co.	9	875
SSAB AB, Class B	8,500	21,253
Steel Dynamics, Inc.	1,877	50,679
thyssenkrupp AG	3,372	41,192
voestalpine AG	967	22,265

		601,095

Steel-Specialty - 0.0%

Hitachi Metals, Ltd.#	1,700	18,307

Storage/Warehousing - 0.0%

Mobile Mini, Inc.	1,199	37,481

Telecom Equipment-Fiber Optics - 0.1%

Finisar Corp.†	2,597	58,718
Harmonic, Inc.†	3,802	25,055
Viavi Solutions, Inc.†	4,882	67,811

		151,584

Telecom Services - 0.1%

Spok Holdings, Inc.	2,514	29,539
Vonage Holdings Corp.†	4,916	64,990

		94,529

Telecommunication Equipment - 0.1%

Juniper Networks, Inc.	7,684	177,961

Telephone-Integrated - 0.2%

AT&T, Inc.	205	7,228
CenturyLink, Inc.#	1,106	12,586
Freenet AG	1,401	27,370
Nippon Telegraph & Telephone Corp.	3,000	143,907
SoftBank Group Corp.	2,000	90,818
Verizon Communications, Inc.	804	46,761

		328,670

Television - 0.0%

AMC Networks, Inc., Class A†	257	12,464
ION Media Networks, Inc.(1)(2)	18	16,119
ProSiebenSat.1 Media SE	1,842	24,243

		52,826

Theaters - 0.0%

Cinemark Holdings, Inc.	131	4,999

Therapeutics - 0.1%

Anika Therapeutics, Inc.†	444	25,201
Xencor, Inc.†#	1,124	41,903

		67,104

Tobacco - 0.1%

Altria Group, Inc.	1,342	58,699
Philip Morris International, Inc.	121	8,723
Universal Corp.	611	30,587
Vector Group, Ltd.#	2,569	30,006

		128,015

Tools-Hand Held - 0.0%

Snap-on, Inc.	216	32,115

Toys - 0.0%

Bandai Namco Holdings, Inc.#	1,000	58,832

Transactional Software - 0.1%

SimCorp A/S	315	29,320
Worldline SA†*	1,240	85,585

		114,905

Transport-Equipment & Leasing - 0.0%

Greenbrier Cos., Inc.	1,157	26,947

Transport-Marine - 0.0%

Euronav NV	2,113	17,196
SEACOR Holdings, Inc.†	703	33,020

		50,216

Transport-Rail - 0.2%

CSX Corp.	756	50,667
Kansas City Southern	35	4,403
Norfolk Southern Corp.	134	23,323
Rumo SA†	12,600	67,245
Tokyu Corp.	1,500	26,813
Union Pacific Corp.	33	5,345
West Japan Railway Co.	1,200	101,096

		278,892

Transport-Services - 0.2%

C.H. Robinson Worldwide, Inc.	227	19,179
Forward Air Corp.	693	43,174
Hub Group, Inc., Class A†	911	39,228
Matson, Inc.	1,006	35,743
Sankyu, Inc.	1,100	55,707
SG Holdings Co., Ltd.	3,100	82,960
United Parcel Service, Inc., Class B	146	17,324

		293,315

Transport-Truck - 0.0%

Saia, Inc.†	631	53,976

Travel Services - 0.0%

HIS Co., Ltd.	1,300	31,767

Veterinary Diagnostics - 0.1%

Neogen Corp.†	1,169	82,438

Vitamins & Nutrition Products - 0.0%

USANA Health Sciences, Inc.†	367	24,945

Water - 0.1%

American States Water Co.	595	55,055
California Water Service Group	982	55,424

		110,479

Water Treatment Systems - 0.0%

Kurita Water Industries, Ltd.	1,100	28,609

Web Hosting/Design - 0.5%

GoDaddy, Inc., Class A†	3,421	216,686
NIC, Inc.	2,131	44,367
Shopify, Inc., Class A†	1,139	438,959
VeriSign, Inc.†	29	5,912

		705,924

Web Portals/ISP - 0.7%

Alphabet, Inc., Class A†	47	55,955
Alphabet, Inc., Class C†	134	159,205
Baidu, Inc. ADR†	3,263	340,886
NAVER Corp.	2,516	304,309
United Internet AG	4,989	163,398

		1,023,753

Wire & Cable Products - 0.0%

Encore Wire Corp.	583	31,476

X-Ray Equipment - 0.0%

Varex Imaging Corp.†	1,285	33,860

Total Common Stocks
(cost $69,049,871)		68,577,258

EXCHANGE-TRADED FUNDS - 4.6%

iShares Core S&P Small-Cap ETF	2,274	171,869
iShares MSCI Europe Small-Cap ETF	10,600	504,772
iShares MSCI India ETF	44,600	1,435,228
iShares MSCI South Korea ETF	86,700	4,617,642
iShares Russell 1000 Growth ETF	105	16,793
SPDR S&P 500 Trust ETF#	152	44,452

Total Exchange-Traded Funds
(cost $7,784,853)		6,790,756

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.0%
Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1) (cost $0)	45,000	5

ASSET BACKED SECURITIES - 8.0%
Diversified Financial Services - 8.0%

BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	$118,036	117,992
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	385,000	391,155
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2 1.72% due 08/15/2024	650,000	649,836
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	200,000	209,835
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,400,000	1,404,861
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	550,000	567,287
Hyundai Auto Receivables Trust Series 2017-B, ClassA3 1.77% due 01/18/2022	848,934	847,427
Kingsland VIII, Ltd. FRS Series 2018-8A, Class B 3.76% (3 ML+1.48%) due 04/20/2031(3)*	7,500,000	7,324,125
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	78,000	79,643
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	75,000	77,444

Total Asset Backed Securities
(cost $11,810,797)		11,669,605

U.S. CORPORATE BONDS & NOTES - 4.9%
Banks-Super Regional - 0.8%

Citibank NA FRS Senior Notes 2.53% (3 ML+0.35%) due 02/12/2021	1,160,000	1,161,264

Brewery - 0.9%

Anheuser-Busch InBev Finance, Inc. FRS Company Guar. Notes 3.51% (3 ML+1.26%) due 02/01/2021	1,300,000	1,318,847

Cable/Satellite TV - 0.7%

Comcast Corp. FRS Company Guar. Notes 2.76% (3 ML+0.44%) due 10/01/2021	1,050,000	1,052,462

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	594
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	69,000	7

		608

Metal-Copper - 0.0%

Southern Copper Corp. Senior Notes 3.88% due 04/23/2025	35,000	36,634

Pharmacy Services - 0.1%

CVS Health Corp. FRS Senior Notes 3.08% (3 ML+0.63%) due 03/09/2020	150,000	150,334

Retail-Building Products - 0.9%

Home Depot, Inc. FRS Senior Notes 2.83% (3 ML+0.31%) due 03/01/2022	1,300,000	1,302,721

Telephone-Integrated - 1.5%

AT&T, Inc. FRS Senior Notes 3.25% (3 ML+0.95%) due 07/15/2021	1,000,000	1,008,069
Verizon Communications, Inc. FRS Senior Notes 2.70% (3 ML+0.55%) due 05/22/2020	1,216,000	1,218,699

		2,226,768

Total U.S. Corporate Bonds & Notes
(cost $7,263,817)		7,249,638

FOREIGN CORPORATE BONDS & NOTES - 4.7%
Banks-Commercial - 1.2%

Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	200,000	208,500
Banco do Brasil SA Senior Notes 4.63% due 01/15/2025	200,000	208,780
First Abu Dhabi Bank PJSC Senior Notes 3.00% due 03/30/2022	200,000	203,266
Royal Bank of Canada FRS Senior Notes 2.90% (3 ML+0.38%) due 03/02/2020	1,100,000	1,102,137

		1,722,683

Cellular Telecom - 0.1%

Turkcell Iletisim Hizmetleri AS Senior Notes 5.80% due 04/11/2028	200,000	185,320

Coal - 0.1%

Indika Energy Capital III Pte, Ltd. Senior Sec. Notes 5.88% due 11/09/2024		200,000	190,107

Diamonds/Precious Stones - 0.1%

Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		200,000	174,000

Diversified Manufacturing Operations - 0.9%

Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 2.77% (3 ML+0.32%) due 09/13/2019*		1,290,000	1,290,184

Electric-Integrated - 0.1%

Orazul Energy Egenor S en C por A Company Guar. Notes 5.63% due 04/28/2027		200,000	206,000

Energy-Alternate Sources - 0.1%

ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024		200,000	204,304

Food-Meat Products - 0.2%

Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026		200,000	207,000

Food-Misc./Diversified - 0.1%

Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027		200,000	201,252

Independent Power Producers - 0.3%

Cometa Energia SA de CV Senior Sec. Notes 6.38% due 04/24/2035		195,000	207,675
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029		200,000	219,002

			426,677

Oil Companies-Exploration & Production - 0.0%

Cia General de Combustibles SA Senior Notes 9.50% due 11/07/2021		34,000	25,500

Oil Companies-Integrated - 0.1%

Ecopetrol SA Senior Notes 4.13% due 01/16/2025		70,000	73,412
Petrobras Global Finance BV Company Guar. Notes 6.25% due 03/17/2024		30,000	33,345
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		30,000	33,975

			140,732

Paper & Related Products - 0.2%

Inversiones CMPC SA Company Guar. Notes 4.38% due 04/04/2027		200,000	212,680

Real Estate Operations & Development - 0.3%

Country Garden Holdings Co., Ltd. Senior Sec .Notes 7.25% due 04/08/2026		200,000	206,332
Yuzhou Properties Co., Ltd. Senior Sec. Notes 8.50% due 02/26/2024		200,000	193,321

			399,653

Soap & Cleaning Preparation - 0.9%

Reckitt Benckiser Treasury Services PLC FRS Company Guar. Notes 2.90% (3 ML+0.56%) due 06/24/2022*		1,295,000	1,288,550

Total Foreign Corporate Bonds & Notes
(cost $6,937,480)			6,874,642

U.S. GOVERNMENT TREASURIES - 13.6%
United States Treasury Bonds - 0.3%

United States Treasury Bonds
2.50% due 05/15/2046		85,000	94,450
2.88% due 05/15/2043		51,000	60,130
3.00% due 11/15/2045		79,000	95,960
3.13% due 05/15/2048		43,000	53,916
3.38% due 05/15/2044		44,000	56,379
3.75% due 11/15/2043		27,000	36,508

			397,343

United States Treasury Notes - 13.3%

United States Treasury Notes
1.38% due 03/31/2020		6,390,000	6,371,030
1.88% due 04/30/2022		64,000	64,687
1.88% due 07/31/2022		25,000	25,307
2.00% due 10/31/2022		24,000	24,418
2.38% due 04/30/2020		6,390,000	6,410,967
2.38% due 01/31/2023		114,000	117,567
2.50% due 05/31/2020		6,390,000	6,419,953

			19,433,929

Total U.S. Government Treasuries
(cost $19,630,471)			19,831,272

FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
Sovereign - 2.8%

Government of Canada Notes 0.50% due 03/01/2022	CAD	60,000	44,162
Government of Canada Bonds 2.00% due 09/01/2023	CAD	34,000	26,281
Government of Canada Bonds 2.25% due 02/01/2021	CAD	39,000	29,618
Government of Canada Bonds 2.75% due 06/01/2022	CAD	51,000	39,810

Government of France Bonds 3.25% due 05/25/2045	EUR 53,000	101,563
Government of France Bonds 4.50% due 04/25/2041	EUR 95,000	202,173
Government of Japan Senior Notes 0.10% due 01/01/2021	JPY 10,000,000	94,608
Government of Japan Senior Notes 0.10% due 03/01/2021	JPY 9,300,000	88,049
Government of Japan Senior Notes 0.10% due 06/01/2021	JPY 9,100,000	86,248
Government of Japan Senior Notes 0.10% due 07/01/2021	JPY 9,500,000	90,075
Government of Japan Senior Notes 0.10% due 03/20/2022	JPY 20,100,000	191,214
Government of Japan Senior Notes 0.10% due 12/20/2022	JPY 20,000,000	190,958
Government of Japan Senior Notes 0.10% due 09/20/2023	JPY 13,300,000	127,479
Government of Japan Senior Notes 0.10% due 12/20/2023	JPY 10,000,000	95,960
Government of Japan Senior Notes 0.10% due 12/20/2028	JPY 9,700,000	94,811
Government of Japan Senior Notes 0.50% due 03/20/2038	JPY 3,300,000	33,844
Government of Japan Senior Notes 0.50% due 12/20/2038	JPY 5,000,000	51,232
Government of Japan Senior Notes 0.60% due 09/20/2037	JPY 12,900,000	134,484
Government of Japan Senior Notes 0.60% due 12/20/2037	JPY 3,800,000	39,618
Government of Japan Senior Notes 0.70% due 03/20/2037	JPY 11,000,000	116,425
Government of Japan Senior Notes 0.80% due 06/20/2022	JPY 19,700,000	191,235
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY 19,600,000	190,865
Government of Japan Senior Notes 1.00% due 03/20/2022	JPY 19,600,000	190,699
Government of Japan Senior Notes 2.00% due 06/20/2025	JPY 3,200,000	34,324
Government of Japan Senior Notes 2.10% due 12/20/2024	JPY 3,500,000	37,311
Government of Japan Senior Bonds 2.90% due 11/20/2030	JPY 3,200,000	40,811
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK 88,000	26,622
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK 306,000	34,671
Kingdom of Spain Bonds 0.35% due 07/30/2023*	EUR 84,000	95,129
Kingdom of Spain Senior Notes 4.80% due 01/31/2024*	EUR 80,000	108,233
Kingdom of Spain Bonds 5.15% due 10/31/2028*	EUR 14,000	22,612
Kingdom of Spain Bonds 5.40% due 01/31/2023*	EUR 100,000	132,129
Kingdom of Spain Senior Bonds 5.50% due 04/30/2021	EUR 109,000	131,917
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK 210,000	35,722
Portuguese Republic Senior Notes 1.95% due 06/15/2029*	EUR 19,000	24,587
Portuguese Republic Senior Notes 4.10% due 04/15/2037*	EUR 38,000	65,464
Portuguese Republic Senior Notes 4.10% due 02/15/2045*	EUR 15,000	27,807
Republic of Italy Bonds 3.75% due 09/01/2024	EUR 65,000	83,006
Republic of Italy Bonds 4.50% due 03/01/2024	EUR 107,000	139,137
Republic of Italy Senior Notes 4.75% due 08/01/2023*	EUR 41,000	52,924
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR 22,000	37,401
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR 115,000	157,117
Republic of Italy Bonds 5.00% due 09/01/2040*	EUR 17,000	28,845

Republic of Italy Bonds 5.50% due 11/01/2022	EUR 40,000	51,362
Republic of Italy Bonds 7.25% due 11/01/2026	EUR 45,000	71,851
Republic of Italy Bonds 9.00% due 11/01/2023	EUR 36,000	53,748
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP 50,000	107,864

Total Foreign Government Obligations
(cost $3,909,143)		4,052,005

RIGHTS - 0.0%
E-Commerce/Products - 0.0%

B2W Cia Digital†	308	609

Real Estate Operations & Development - 0.0%

BUWOG AG†#(1)	1,461	0

Total Rights
(cost $0)		609

Total Long-Term Investment Securities
(cost $126,386,432)		125,045,790

SHORT-TERM INVESTMENT SECURITIES - 6.7%
Registered Investment Companies - 5.9%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07%(5)	7,799,233	7,799,233
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(4)(5)	791,883	791,883

		8,591,116

U.S. Government Treasuries - 0.8%

United States Treasury Bills 2.50% due 01/02/20	150,000	149,058
2.53% due 01/02/20(6)	1,060,000	1,053,346

		1,202,404

Total Short-Term Investment Securities
(cost $9,790,942)		9,793,520

TOTAL INVESTMENTS
(cost $136,177,374)	92.2%	134,839,310
Other assets less liabilities	7.8	11,410,269

NET ASSETS	100.0%	$146,249,579

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $11,320,963 representing 7.7% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/5/2014	18	$0	$16,119	895.50	0.01%

(3)	Collateralized Loan Obligation
(4)

At August 31, 2019, the Fund had loaned securities with a total value of $2,971,472. This was secured by collateral of $791,883, which was received in cash and subsequently invested in short-term investments currently valued at $791,883 as reported in the Portfolio of Investments. Additional collateral of $2,309,895 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	$26,358
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	2,283,537

(5)	The rate shown is the 7-day yield of August, 31 2019.
(6)	The security or a portion thereof was pledge as collateral to cover margin requirements for open future contract.
(7)	Denominated in United States dollars unless otherwise indicated.

ADR	- American Depositary Receipt
CAD	- Canadian Dollar
CVA	- Certification Van Aadelen (Dutch Cert)
CVR	- Contingent Value Rights
DKK	- Danish Krone
ETF	- Exchange-Traded Funds
EUR	- Euro Currency
GBP	- British Pound
JPY	- Japanese Yen
NOK	- Norwegian Krone
SEK	- Swedish Krona
SDR	- Swedish Depositary Receipt

FRS - Floating Rate Security

The rates shown on the FRS is the current interest rates as of August 31, 2019, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

3	ML - 3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
371	Long	FTSE China A50 Index	September 2019	$4,994,788	$5,026,123	$31,335
44	Short	U.S Treasury 10 Year Notes	December 2019	5,809,287	5,795,625	13,662
19	Short	U.S Treasury 5 Year Notes	December 2019	2,281,745	2,279,555	2,190

						$47,187

						Unrealized (Depreciation)
140	Long	SGX Nifty 50 Index	September 2019	3,112,659	3,095,260	(17,399)
1	Long	Nikkei 225 Index	September 2019	105,504	103,325	(2,179)
5	Long	MSCI Europe Index	September 2019	331,785	320,425	(11,360)
29	Short	S&P 500 E-mini Index	September 2019	4,199,926	4,240,960	(41,034)
22	Short	Russell 1000 E-mini Index	September 2019	1,732,898	1,767,700	(34,802)

						$(106,774)

Net Unrealized Appreciation (Depreciation)						$(59,587)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International PLC	AUD	40,800	USD	28,081	09/18/2019	$592	$—
	CAD	186,800	USD	139,633	09/18/2019	—	(704)
	DKK	168,400	USD	25,538	09/18/2019	688	—
	EUR	1,683,500	USD	1,907,933	09/18/2019	55,668	—
	GBP	707,100	USD	909,523	09/18/2019	48,594	—
	JPY	122,199,200	USD	1,133,780	09/18/2019	—	(17,653)
	JPY	101,647,600	USD	959,262	12/18/2019	—	(4,515)
	NOK	315,900	USD	36,331	09/18/2019	1,650	—
	SEK	341,600	USD	35,686	12/18/2019	651	—
	USD	28,594	AUD	40,800	09/18/2019	—	(1,105)
	USD	275,848	EUR	247,900	09/18/2019	—	(3,097)
	USD	761,768	GBP	621,900	09/18/2019	—	(4,575)

						107,843	(31,649)

Morgan Stanley Capital Services, Inc.	AUD	410,000	USD	286,451	09/18/2019	10,212	—
	EUR	7,280,000	USD	8,179,329	09/18/2019	169,533	—
	GBP	740,000	USD	894,482	09/18/2019	—	(6,504)
	KRW	1,737,700,000	USD	1,486,489	09/18/2019	51,338	—
	USD	972,320	AUD	1,410,000	09/18/2019	—	(22,328)
	USD	1,613,575	CAD	2,120,000	09/18/2019	—	(20,879)
	USD	1,622,169	CHF	1,570,000	09/18/2019	—	(33,897)
	USD	1,482,079	CNH	10,290,000	09/18/2019	—	(45,574)
	USD	19,140,149	EUR	16,930,000	09/18/2019	—	(512,973)
	USD	1,298,267	GBP	1,030,000	09/18/2019	—	(44,192)
	USD	3,350,129	INR	234,040,000	09/18/2019	—	(77,563)
	USD	17,096,387	JPY	1,825,550,000	09/18/2019	105,023	—

						336,106	(763,910)

Net Unrealized Appreciation/(Depreciation)						$443,949	$(795,559)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CNH - Yuan Renminbi Offshore

DKK - Danish Krone

EUR - Euro Currency

GBP - British Pound

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Chemicals-Plastics	$53,584	$—	$529	$54,113
Television	36,707	—	16,119	52,826
Other Industries	68,470,319	—	—	68,470,319
Exchange-Traded Funds	6,790,756	—	—	6,790,756
Preferred Securities/Capital Securities	—	—	5	5
Asset Backed Securities	—	11,669,605	—	11,669,605
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	594	14	608
Other Industries	—	7,249,030	—	7,249,030
Foreign Corporate Bonds & Notes	—	6,874,642	—	6,874,642
U.S. Government Treasuries	—	19,831,272	—	19,831,272
Foreign Government Obligations	—	4,052,005	—	4,052,005
Rights:
E - Commerce/Products	609	—	—	609
Real Estate Operations & Developement	—	—	0	0
Short-Term Investment Securities:
Registered Investment Companies	8,591,116	—	—	8,591,116
U.S. Government Treasuries	—	1,202,404	—	1,202,404

Total Investments at Value	$83,943,091	$50,879,552	$16,667	$134,839,310

Other Financial Instruments:†

Futures Contracts	$47,187	$—	$—	$47,187
Forward Foreign Currency Contracts	—	443,949	—	443,949

Total Other Financial Instruments	$47,187	$443,949	$—	$491,136

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$106,774	$—	$—	$106,774
Forward Foreign Currency Contracts	—	795,559	—	795,559

Total Other Financial Instruments	$106,774	$795,559	$—	$902,333

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.7%
Aerospace/Defense - 4.9%

Boeing Co.	83,433	$30,377,121
Northrop Grumman Corp.	26,010	9,568,299

		39,945,420

Aerospace/Defense-Equipment - 0.8%

L3Harris Technologies, Inc.	30,177	6,379,720

Airlines - 0.7%

Delta Air Lines, Inc.	26,671	1,543,184
United Airlines Holdings, Inc.†	49,686	4,189,027

		5,732,211

Apparel Manufacturers - 0.2%

VF Corp.	18,300	1,499,685

Applications Software - 12.1%

Intuit, Inc.	60,961	17,578,714
Microsoft Corp.	360,889	49,752,157
salesforce.com, Inc.†	99,880	15,588,272
ServiceNow, Inc.†	57,652	15,095,600

		98,014,743

Athletic Footwear - 0.1%

NIKE, Inc., Class B	12,700	1,073,150

Auto-Cars/Light Trucks - 0.1%

Ferrari NV	6,660	1,050,615

Auto/Truck Parts & Equipment-Original - 0.7%

Aptiv PLC	72,540	6,033,152

Beverages-Wine/Spirits - 0.0%

Constellation Brands, Inc., Class A	1,300	265,655

Casino Hotels - 0.0%

Wynn Resorts, Ltd.	2,708	298,286

Coatings/Paint - 0.2%

Sherwin-Williams Co.	3,510	1,848,892

Commercial Services - 0.3%

Cintas Corp.	4,925	1,299,215
CoStar Group, Inc.†	1,467	902,014

		2,201,229

Commercial Services-Finance - 4.6%

Automatic Data Processing, Inc.	5,400	917,136
FleetCor Technologies, Inc.†	11,538	3,442,939
Global Payments, Inc.	82,869	13,754,596
IHS Markit, Ltd.†	15,616	1,024,566
Moody’s Corp.	900	194,022
PayPal Holdings, Inc.†	124,679	13,596,245
S&P Global, Inc.	17,000	4,423,230

		37,352,734

Computer Software - 0.7%

Splunk, Inc.†	46,310	5,178,384
Zoom Video Communications, Inc., Class A†#	2,107	193,149

		5,371,533

Computers - 0.2%

Apple, Inc.	5,851	1,221,338

Containers-Metal/Glass - 0.1%

Ball Corp.	8,338	670,459

Cruise Lines - 0.3%

Norwegian Cruise Line Holdings, Ltd.†	2,251	114,238
Royal Caribbean Cruises, Ltd.	19,843	2,069,228

		2,183,466

Data Processing/Management - 3.4%

DocuSign, Inc.†	8,300	387,527
Fidelity National Information Services, Inc.	110,434	15,043,320
Fiserv, Inc.†	112,779	12,060,586

		27,491,433

Diagnostic Equipment - 2.5%

Danaher Corp.	73,242	10,406,956
Thermo Fisher Scientific, Inc.	33,885	9,727,028

		20,133,984

Disposable Medical Products - 0.1%

Teleflex, Inc.	2,056	748,219

Diversified Banking Institutions - 0.4%

Citigroup, Inc.	3,329	214,221
Goldman Sachs Group, Inc.	2,400	489,384
JPMorgan Chase & Co.	1,400	153,804
Morgan Stanley	67,286	2,791,696

		3,649,105

Diversified Financial Services - 0.2%

ANT International Co., Ltd., Class C†(1)(2)	273,650	1,535,177

E-Commerce/Products - 12.9%

Alibaba Group Holding, Ltd. ADR†	172,121	30,126,338
Amazon.com, Inc.†	42,093	74,769,375

		104,895,713

E-Commerce/Services - 2.6%

Booking Holdings, Inc.†	7,764	15,267,207
Ctrip.com International, Ltd. ADR†	34,980	1,132,653
IAC/InterActiveCorp†	17,847	4,544,560
Match Group, Inc.	6,200	525,760

		21,470,180

Electric-Distribution - 0.4%

Sempra Energy	20,682	2,929,192

Electric-Integrated - 0.0%

NextEra Energy, Inc.	441	96,614

Electronic Components-Semiconductors - 1.2%

Broadcom, Inc.	343	96,945
Marvell Technology Group, Ltd.	115,900	2,778,123
Microchip Technology, Inc.#	4,203	362,845
NVIDIA Corp.	17,117	2,867,269
Texas Instruments, Inc.	24,741	3,061,699
Xilinx, Inc.	2,458	255,779

		9,422,660

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	5,131	364,865
Fortive Corp.	33,853	2,400,178

		2,765,043

Enterprise Software/Service - 1.2%

Atlassian Corp. PLC, Class A†	7,025	944,933
Workday, Inc., Class A†	48,775	8,646,832

		9,591,765

Entertainment Software - 0.6%

Electronic Arts, Inc.†	50,824	4,761,192

Finance-Credit Card - 7.1%

Mastercard, Inc., Class A	95,585	26,894,752
Visa, Inc., Class A#	170,327	30,798,528

		57,693,280

Finance-Investment Banker/Broker - 1.3%

Charles Schwab Corp.	91,815	3,513,760
TD Ameritrade Holding Corp.	157,380	6,989,246

		10,503,006

Finance-Other Services - 1.0%

Intercontinental Exchange, Inc.	84,024	7,854,563

Hotels/Motels - 0.9%

Hilton Worldwide Holdings, Inc.	42,912	3,963,782
Marriott International, Inc., Class A	28,239	3,559,808

		7,523,590

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	6,188	1,397,993
Linde PLC	11,360	2,146,018

		3,544,011

Instruments-Controls - 0.6%

Honeywell International, Inc.	28,057	4,618,743

Insurance Brokers - 1.2%

Marsh & McLennan Cos., Inc.	23,218	2,319,246
Willis Towers Watson PLC	39,249	7,770,125

		10,089,371

Insurance-Multi-line - 0.1%

Chubb, Ltd.	6,236	974,562

Insurance-Property/Casualty - 0.1%

Progressive Corp.	6,862	520,140

Internet Content-Entertainment - 7.0%

Facebook, Inc., Class A†	251,218	46,643,646
Netflix, Inc.†	34,527	10,142,306

		56,785,952

Internet Content-Information/News - 2.1%

Tencent Holdings, Ltd.	410,000	16,984,848

Investment Management/Advisor Services - 0.0%

Ameriprise Financial, Inc.	2,500	322,450

Machinery-General Industrial - 0.9%

Roper Technologies, Inc.	19,097	7,004,016

Machinery-Pumps - 0.0%

Xylem, Inc.	700	53,627

Medical Instruments - 1.4%

Boston Scientific Corp.†	1,600	68,368
Intuitive Surgical, Inc.†	21,521	11,004,548

		11,072,916

Medical Products - 4.3%

Abbott Laboratories	25,024	2,135,048
Becton Dickinson and Co.	56,814	14,426,211
Stryker Corp.	82,773	18,264,690

		34,825,949

Medical-Biomedical/Gene - 2.0%

Alexion Pharmaceuticals, Inc.†	34,174	3,443,372
Amgen, Inc.	1,200	250,344
Exact Sciences Corp.†#	3,500	417,270
Vertex Pharmaceuticals, Inc.†	68,584	12,346,492

		16,457,478

Medical-Drugs - 0.1%

Eli Lilly & Co.	1,254	141,664
Merck & Co., Inc.	1,519	131,348
Zoetis, Inc.	4,100	518,322

		791,334

Medical-HMO - 4.0%

Anthem, Inc.	42,282	11,057,589
Centene Corp.†	34,136	1,591,420
Humana, Inc.	685	193,999
UnitedHealth Group, Inc.	66,949	15,666,066
WellCare Health Plans, Inc.†	13,517	3,659,592

		32,168,666

Medical-Hospitals - 0.2%

HCA Healthcare, Inc.	11,400	1,370,280

Oil Companies-Exploration & Production - 0.4%

Concho Resources, Inc.	15,700	1,148,455
Pioneer Natural Resources Co.	14,376	1,774,286

		2,922,741

Pharmacy Services - 1.3%

Cigna Corp.	70,517	10,857,502

Real Estate Investment Trusts - 0.0%

American Tower Corp.	1,097	252,518

Retail-Apparel/Shoe - 0.9%

Ross Stores, Inc.	68,187	7,228,504

Retail-Discount - 1.5%

Dollar General Corp.	64,720	10,102,145
Dollar Tree, Inc.†	21,000	2,132,130

		12,234,275

Retail-Major Department Stores - 0.0%

TJX Cos., Inc.	6,200	340,814

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	2,165	514,685

Retail-Restaurants - 1.5%

McDonald’s Corp.	27,471	5,987,854
Restaurant Brands International, Inc.	28,920	2,268,774
Yum! Brands, Inc.	31,206	3,644,236

		11,900,864

Semiconductor Components-Integrated Circuits - 0.5%

Analog Devices, Inc.	15,900	1,746,297
Maxim Integrated Products, Inc.	38,460	2,097,608
QUALCOMM, Inc.	7,400	575,498

		4,419,403

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	21,200	1,018,024
KLA Corp.	12,200	1,804,380
Lam Research Corp.	1,900	399,969

		3,222,373

Software Tools - 0.3%

VMware, Inc., Class A	19,186	2,713,668

Tobacco - 0.0%

Philip Morris International, Inc.	5,351	385,754

Transport-Rail - 0.7%

Canadian Pacific Railway, Ltd.	14,314	3,446,095
Kansas City Southern	5,770	725,866
Norfolk Southern Corp.	800	139,240
Union Pacific Corp.	7,683	1,244,339

		5,555,540

Veterinary Diagnostics - 0.0%

Elanco Animal Health, Inc.†	3,785	98,486

Web Portals/ISP - 5.5%

Alphabet, Inc., Class A†	8,153	9,706,391
Alphabet, Inc., Class C†	29,145	34,627,175

		44,333,566

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	6,254	1,131,411

Total Long-Term Investment Securities
(cost $469,472,703)		809,903,451

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Registered Investment Companies - 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07%(3)	501,007	501,007
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(3)(4)	42,294	42,294
T. Rowe Price Government Reserve Fund 2.15%(3)	1,862,015	1,862,015

Total Short-Term Investment Securities
(cost $2,405,316)		2,405,316

TOTAL INVESTMENTS
(cost $471,878,019)	100.0%	812,308,767
Other assets less liabilities	0.0	181,894

NET ASSETS	100.0%	$812,490,661

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	273,650	$1,535,177	$1,535,177	$5.61	0.19%

(3)	The rate shown is the 7-day yield as of August 31, 2019.
(4)

At August 31, 2019, the Fund had loaned securities with a total value of $8,614,717. This was secured by collateral of $42,294, which was received in cash and subsequently invested in short-term investments currently valued at $42,294 as reported in the Portfolio of Investments. Additional collateral of $8,779,412 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/24/2019 to 01/09/2020	$229,401
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	8,550,011

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Diversified Financial Services	$—	$—	$1,535,177	$1,535,177
Other Industries	808,368,274	—	—	808,368,274
Short-Term Investment Securities	2,405,316	—	—	2,405,316

Total Investments at Value	$810,773,590	$—	$1,535,177	$812,308,767

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.9%
Aerospace/Defense - 1.4%

Spirit AeroSystems Holdings, Inc., Class A	9,126	$735,556

Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	6,365	828,978

Agricultural Biotech - 1.4%

Corteva, Inc.	24,700	724,204

Applications Software - 1.5%

Microsoft Corp.	5,679	782,907

Banks-Fiduciary - 2.3%

Bank of New York Mellon Corp.	16,325	686,629
Northern Trust Corp.	5,933	521,689

		1,208,318

Banks-Super Regional - 3.0%

US Bancorp	15,054	793,195
Wells Fargo & Co.	16,768	780,886

		1,574,081

Beverages-Non-alcoholic - 1.7%

Coca-Cola European Partners PLC	15,695	884,256

Building & Construction Products-Misc. - 1.1%

Owens Corning	10,004	573,830

Building Products-Air & Heating - 1.4%

Johnson Controls International PLC	17,209	734,652

Building-Residential/Commercial - 1.5%

Lennar Corp., Class A	15,317	781,167

Cable/Satellite TV - 2.1%

Comcast Corp., Class A	24,574	1,087,645

Casino Hotels - 1.6%

MGM Resorts International	30,034	842,754

Chemicals-Diversified - 0.7%

DuPont de Nemours, Inc.	4,134	280,822
LyondellBasell Industries NV, Class A	860	66,547

		347,369

Chemicals-Specialty - 0.8%

Element Solutions, Inc.†	45,108	420,858

Commercial Services - 0.8%

Nielsen Holdings PLC	20,646	428,611

Cruise Lines - 2.9%

Norwegian Cruise Line Holdings, Ltd.†	15,127	767,695
Royal Caribbean Cruises, Ltd.	6,761	705,037

		1,472,732

Diversified Banking Institutions - 2.1%

JPMorgan Chase & Co.	9,688	1,064,324

Diversified Manufacturing Operations - 1.5%

General Electric Co.	95,071	784,336

E-Commerce/Products - 1.7%

eBay, Inc.	21,767	876,993

Electric-Integrated - 4.8%

Dominion Energy, Inc.	11,900	923,797
Edison International	8,815	637,060
Exelon Corp.	18,946	895,388

		2,456,245

Electronic Components-Semiconductors - 6.4%

Broadcom, Inc.	3,207	906,426
Marvell Technology Group, Ltd.	41,798	1,001,898
Microchip Technology, Inc.#	7,966	687,705
Texas Instruments, Inc.	5,828	721,215

		3,317,244

Engineering/R&D Services - 1.8%

Jacobs Engineering Group, Inc.	10,330	917,924

Enterprise Software/Service - 1.4%

Oracle Corp.	13,473	701,404

Finance-Consumer Loans - 2.3%

Navient Corp.	34,614	440,982
SLM Corp.	90,734	765,795

		1,206,777

Finance-Credit Card - 2.0%

American Express Co.	8,461	1,018,451

Finance-Investment Banker/Broker - 2.2%

E*TRADE Financial Corp.	15,175	633,404
Jefferies Financial Group, Inc.	27,945	520,895

		1,154,299

Food-Catering - 1.9%

Aramark	23,406	956,369

Industrial Gases - 4.1%

Air Products & Chemicals, Inc.	5,222	1,179,754
Linde PLC	4,983	941,339

		2,121,093

Insurance Brokers - 2.0%

Willis Towers Watson PLC	5,321	1,053,398

Insurance-Multi-line - 1.1%

Chubb, Ltd.	3,676	574,485

Insurance-Property/Casualty - 2.8%

Berkshire Hathaway, Inc., Class B†	4,250	864,492
Fidelity National Financial, Inc.	13,455	591,213

		1,455,705

Machinery-Farming - 1.0%

Deere & Co.	3,382	523,906

Machinery-General Industrial - 1.4%

Wabtec Corp.#	10,559	730,788

Medical Instruments - 2.1%

Medtronic PLC	10,206	1,101,125

Medical-HMO - 2.9%

Anthem, Inc.	3,107	812,543
UnitedHealth Group, Inc.	3,031	709,254

		1,521,797

Oil Companies-Exploration & Production - 5.2%

EOG Resources, Inc.	6,411	475,632
Hess Corp.	16,981	1,068,954
Kosmos Energy, Ltd.#	101,685	642,649
Parsley Energy, Inc., Class A†	26,814	480,239

		2,667,474

Oil Companies-Integrated - 2.6%

BP PLC ADR	16,839	622,201
Chevron Corp.	5,959	701,494

		1,323,695

Oil Refining & Marketing - 2.4%

Phillips 66	8,071	796,043
Valero Energy Corp.	5,757	433,387

		1,229,430

Pharmacy Services - 1.2%
CVS Health Corp.	10,560	643,315

Real Estate Investment Trusts - 3.1%

Liberty Property Trust	16,070	837,568
MGM Growth Properties LLC, Class A	25,158	775,873

		1,613,441

Rental Auto/Equipment - 1.2%

AMERCO	1,770	622,367

Resort/Theme Parks - 1.4%

SeaWorld Entertainment, Inc.†	24,577	712,979

Retail-Auto Parts - 1.6%

Advance Auto Parts, Inc.	5,908	815,009

Retail-Building Products - 1.8%

Lowe’s Cos., Inc.	8,309	932,270

Retail-Discount - 2.0%

Dollar General Corp.	6,477	1,010,995

Savings & Loans/Thrifts - 1.1%

New York Community Bancorp, Inc.#	50,101	578,166

Semiconductor Components-Integrated Circuits - 1.6%

QUALCOMM, Inc.	10,368	806,319

Tobacco - 0.7%

Philip Morris International, Inc.	5,025	362,252

Tools-Hand Held - 1.6%

Stanley Black & Decker, Inc.	6,065	805,796

Transport-Truck - 1.1%

JB Hunt Transport Services, Inc.	5,234	565,481

Total Long-Term Investment Securities
(cost $43,904,245)		51,653,570

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(1)(2) (cost $24,000)	24,000	24,000

TOTAL INVESTMENTS
(cost $43,928,245)	100.0%	51,677,570
Other assets less liabilities	0.0	16,053

NET ASSETS	100.0%	$51,693,623

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)

At August 31, 2019, the Fund had loaned securities with a total value of $2,484,468. This was secured by collateral of $24,000, which was received in cash and subsequently invested in short-term investments currently valued at $24,000 as reported in the Portfolio of Investments. Additional collateral of $2,508,413 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	$20,734
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	2,487,679

(2)	The rate shown is the 7-day yield as of August 31, 2019.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$51,653,570	$—	$—	$51,653,570
Short-Term Investment Securities	24,000	—	—	24,000

Total Investments at Value	$51,677,570	$—	$—	$51,677,570

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 4.4%
Diversified Financial Services - 4.4%

American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$125,000	$127,596
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	262,000	267,216
BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(1)	80,000	86,210
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	400,000	429,841
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	186,000	194,586
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	500,000	555,424
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 3.20% (1 ML+1.00%) due 04/15/2034*(1)	100,000	100,000
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06% due 08/15/2028	200,000	199,947
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	230,000	232,208
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	256,583
Chase Mtg. Finance Corp. VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	235,595	246,872
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	115,000	114,947
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(2)	125,000	136,028
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,803,977
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	450,613	497,840
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	350,000	351,215
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	130,000	134,086
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	125,000	124,407
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	300,000	316,803
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	200,815
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	75,000	75,773
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	288,103	288,176
Honda Auto Receivables Owner Trust Series 2019 -1, Class A3 2.83% due 03/20/2023	23,000	23,490
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	410,000	473,790
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	791,680	788,990
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	31,000	31,653
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	390,583
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	34,080
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(2)	790,000	842,303
MTRO Commercial Mtg. Trust FRS Series 2019 -TECH, Class A 3.10% (1 ML+0.90%) due 12/15/2033*(1)	250,000	249,999
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	54,293	54,174
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/13/2049*(1)	270,000	274,726
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	100,705
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	103,133
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	225,000	232,333
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	101,852

Total Asset Backed Securities
(cost $10,185,713)		10,442,361

U.S. CORPORATE BONDS & NOTES - 29.1%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	109,000	117,803

Aerospace/Defense - 0.3%

BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	426,000	451,104
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	295,000	296,769

		747,873

Agricultural Chemicals - 0.1%

Mosaic Co. Senior Notes 5.63% due 11/15/2043	113,000	125,551

Auto-Cars/Light Trucks - 1.1%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	422,000	428,063
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	257,000	255,389
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	261,000	261,382
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	321,000	318,081
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	305,000	312,844
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	400,000	409,911
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*#	316,000	317,389
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	303,000	320,727

		2,623,786

Auto/Truck Parts & Equipment-Original - 0.1%

Lear Corp. Senior Notes 5.25% due 05/15/2049	234,000	244,406

Banks-Commercial - 1.5%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	832,000	915,312
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	563,667
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	152,000	164,215
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	476,000	693,529
SunTrust Bank Senior Notes 3.20% due 04/01/2024	623,000	652,178
SunTrust Bank Senior Notes 3.50% due 08/02/2022	214,000	219,058
Webster Financial Corp. Senior Notes 4.10% due 03/25/2029	415,000	448,153

		3,656,112

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp. Senior Notes 1.95% due 08/23/2022	237,000	236,799

Banks-Super Regional - 1.0%

Bank of America NA Senior Notes 3.34% due 01/25/2023	372,000	383,399
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	456,000	474,913
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	1,479,000	1,573,417

		2,431,729

Beverages-Non-alcoholic - 0.3%

Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	350,000	382,857
PepsiCo., Inc. Senior Notes 2.75% due 04/30/2025	233,000	243,782

		626,639

Beverages-Wine/Spirits - 0.2%

Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	293,000	302,248
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048#	129,000	163,570

		465,818

Brewery - 0.4%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	134,000	159,747
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	103,000	119,685
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	558,000	732,928

		1,012,360

Broadcast Services/Program - 0.2%

Fox Corp. Senior Notes 5.48% due 01/25/2039*	170,000	212,801
Fox Corp. Senior Notes 5.58% due 01/25/2049*	207,000	269,588

		482,389

Building & Construction Products-Misc. - 0.2%

Owens Corning Senior Notes 3.95% due 08/15/2029	164,000	169,583
Owens Corning Senior Notes 4.30% due 07/15/2047	413,000	377,948

		547,531

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	233,000	240,538

Building-Residential/Commercial - 0.1%

Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	171,000	178,695

Cable/Satellite TV - 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	209,000	236,205
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	37,000	41,721
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	122,000	148,882
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	375,000	395,497
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	79,000	88,551
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	292,000	353,306
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	84,000	105,248

		1,369,410

Cellular Telecom - 0.1%

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	328,000	347,680

Chemicals-Diversified - 0.2%

Dow Chemical Co. Senior Notes 4.80% due 05/15/2049*	172,000	194,800
Dow Chemical Co. Senior Notes 5.55% due 11/30/2048*	203,000	251,240
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048	26,000	33,483

		479,523

Chemicals-Specialty - 0.3%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	275,000	277,841
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	232,000	247,092
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	170,000	244,164

		769,097

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 4.25% due 01/15/2048	24,000	23,751
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	200,000	203,340

		227,091

Computer Services - 0.4%

IBM Credit LLC Senior Notes 3.00% due 02/06/2023	858,000	882,819
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022#	181,000	183,364

		1,066,183

Computers - 0.2%

Apple, Inc. Senior Notes 2.85% due 05/06/2021#	226,000	229,838
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	208,000	263,689
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	37,000	43,057

		536,584

Data Processing/Management - 0.1%

Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	256,000	294,585

Diversified Banking Institutions - 2.8%

Bank of America Corp. Senior Notes 3.71% due 04/24/2028	299,000	322,527
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	304,000	322,768
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	314,000	341,602
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	446,995
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	449,000	468,444
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	176,000	194,237
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	373,000	410,378
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	187,000	234,701
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	129,000	164,061
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	470,000	470,870
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	288,000	306,190
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	279,000	300,891
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	487,000	667,044
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	693,000	712,463
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	147,000	164,742
Morgan Stanley Senior Notes 3.63% due 01/20/2027	685,000	732,693
Morgan Stanley Senior Notes 5.50% due 07/24/2020	419,000	431,421

		6,692,027

Diversified Financial Services - 0.1%

USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*	265,000	268,130

Diversified Manufacturing Operations - 0.1%

Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	203,000	214,915

E-Commerce/Products - 0.1%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	133,000	168,890

Electric-Distribution - 0.8%

CenterPoint Energy, Inc. Senior Notes 2.95% due 03/01/2030	175,000	177,276
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	725,000	751,447
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	510,000	635,499
Sempra Energy Senior Notes 3.40% due 02/01/2028	349,000	363,648

		1,927,870

Electric-Generation - 0.1%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	33,000	39,644
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	232,000	274,910

		314,554

Electric-Integrated - 2.4%

AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	104,000	123,439
Consolidated Edison Co. of New York, Inc. Senior Notes 4.45% due 06/15/2020	276,000	280,766
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	296,000	365,508
DPL, Inc. Senior Notes 4.35% due 04/15/2029*	81,000	80,882
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	422,000	506,325

DTE Energy Co. Senior Notes 3.40% due 06/15/2029	165,000	174,591
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	181,000	184,847
Edison International Senior Notes 4.13% due 03/15/2028	247,000	257,725
Edison International Senior Notes 5.75% due 06/15/2027	47,000	53,329
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	504,000	606,417
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	688,000	986,199
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	168,000	168,051
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	265,000	293,009
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	266,000	297,161
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	183,000	219,922
Puget Sound Energy, Inc. Senior Sec. Notes 3.25% due 09/15/2049	60,000	61,933
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	285,000	387,468
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	120,000	134,164
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	120,000	142,163
Southern California Edison Co. 1st Mtg. Bonds 4.88% due 03/01/2049	329,000	408,654

		5,732,553

Electronic Components-Semiconductors - 0.1%

Texas Instruments, Inc. Senior Notes 2.25% due 09/04/2029	115,000	115,387

Electronic Measurement Instruments - 0.2%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	26,000	28,102
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	404,000	442,768

		470,870

Electronic Parts Distribution - 0.1%

Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	153,000	159,931

Energy-Alternate Sources - 0.2%

Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	356,000	357,859

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 2.95% due 11/15/2024	607,000	635,602

Finance-Consumer Loans - 0.4%

Synchrony Financial Senior Notes 2.85% due 07/25/2022	98,000	99,322
Synchrony Financial Senior Notes 4.25% due 08/15/2024	570,000	606,079
Synchrony Financial Senior Notes 4.38% due 03/19/2024#	156,000	166,612

		872,013

Finance-Credit Card - 0.2%

American Express Co. Senior Notes 3.40% due 02/22/2024	191,000	201,434
American Express Co. Senior Notes 4.20% due 11/06/2025	148,000	164,423

		365,857

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	1,201
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	112,000	11

		1,221

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	105,000	103,885
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	95,000	106,282
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	87,000	108,323

		318,490

Food-Misc./Diversified - 0.8%

Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	299,000	355,847
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	238,000	301,107
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	120,000	138,502
General Mills, Inc. Senior Notes 4.70% due 04/17/2048#	236,000	279,300
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	241,000	248,707
Mondelez International, Inc. Senior Notes 3.63% due 02/13/2026	287,000	309,139
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	297,000	321,129

		1,953,731

Food-Retail - 0.1%

Kroger Co. Senior Notes 5.40% due 01/15/2049	175,000	208,808

Gas-Distribution - 0.2%

NiSource, Inc. Senior Notes 2.95% due 09/01/2029	267,000	273,363
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	159,000	210,616

		483,979

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	144,000	146,601
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	156,000	188,369

		334,970

Insurance-Life/Health - 0.1%

Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	218,000	196,223

Insurance-Multi-line - 0.1%

Assurant, Inc. Senior Notes 3.70% due 02/22/2030	290,000	291,528
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	27,000	33,935

		325,463

Insurance-Mutual - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	206,006
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	472,000	472,103

		678,109

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	258,000	265,645

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	232,000	237,036

Machinery-Construction & Mining - 0.3%

Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	187,000	190,250
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	126,000	129,290
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023#	271,000	284,917

		604,457

Machinery-Electrical - 0.1%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	324,000	338,763

Machinery-Farming - 0.7%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	441,000	465,279
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	192,000	193,214
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	160,000	166,248
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	428,000	438,143
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	288,000	305,292
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	136,000	145,312

		1,713,488

Machinery-General Industrial - 0.3%

Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	119,000	120,682
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	446,000	495,191
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	187,000	208,703

		824,576

Medical Labs & Testing Services - 0.5%

Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	305,000	317,531
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	119,000	135,211
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	404,000	402,169
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	268,000	272,950

		1,127,861

Medical-Biomedical/Gene - 0.3%

Amgen, Inc. Senior Notes 4.66% due 06/15/2051	119,000	141,540
Celgene Corp. Senior Notes 3.63% due 05/15/2024	267,000	282,797
Celgene Corp. Senior Notes 4.63% due 05/15/2044	178,000	216,680

		641,017

Medical-Drugs - 0.2%

Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	162,000	188,801
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	204,000	213,826

		402,627

Medical-Generic Drugs - 0.1%

Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	219,000	235,706

Medical-HMO - 0.7%

Humana, Inc. Senior Notes 3.95% due 08/15/2049	149,000	155,515
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	907,000	919,010
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	166,000	177,117
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	163,000	177,305
UnitedHealth Group, Inc. Senior Notes 3.88% due 08/15/2059	182,000	201,388

		1,630,335

Medical-Hospitals - 0.1%

HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	178,000	200,878
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2049	130,000	145,131

		346,009

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	305,000	297,040

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 4.13% due 03/12/2024*	316,000	332,661

Multimedia - 0.1%

Viacom, Inc. Senior Notes 4.38% due 03/15/2043	313,000	331,831

Non-Hazardous Waste Disposal - 0.1%

Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	203,000	241,597

Office Supplies & Forms - 0.1%

Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	121,000	137,912

Oil Companies-Exploration & Production - 1.0%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	387,000	486,947
Apache Corp. Senior Notes 4.75% due 04/15/2043	510,000	492,857
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	247,000	262,490
Concho Resources, Inc. Company Guar. Notes 4.85% due 08/15/2048	113,000	131,272
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	127,000	159,681
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	175,000	220,661

Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047#	245,000	272,478
Occidental Petroleum Corp. Senior Notes 4.30% due 08/15/2039	181,000	189,695
Occidental Petroleum Corp. Senior Notes 4.40% due 08/15/2049	173,000	180,295

		2,396,376

Oil Companies-Integrated - 0.3%

Chevron Corp. Senior Notes 2.90% due 03/03/2024	679,000	708,213

Oil Refining & Marketing - 0.0%

Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	93,000	99,210

Oil-Field Services - 0.1%

Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	227,000	243,651

Paper & Related Products - 0.4%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	360,000	405,292
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	349,000	369,211
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	223,000	231,228

		1,005,731

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	199,000	205,941

Pharmacy Services - 0.6%

Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	235,000	271,608
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	952,000	1,064,980

		1,336,588

Pipelines - 0.7%

Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	197,000	209,063
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	185,000	198,315
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	205,000	214,559
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	203,000	232,312
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	161,000	157,780
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	34,000	28,050
MPLX LP Senior Notes 4.00% due 03/15/2028	157,000	164,589
MPLX LP Senior Notes 5.50% due 02/15/2049	148,000	169,577
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	151,000	141,005
Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	189,000	206,691

		1,721,941

Real Estate Investment Trusts - 0.7%

American Tower Corp. Senior Notes 4.00% due 06/01/2025	201,000	216,206
AvalonBay Communities, Inc. Senior Notes 3.30% due 06/01/2029	154,000	165,627
Boston Properties LP Senior Notes 3.40% due 06/21/2029	114,000	120,840
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	341,000	357,361
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049#	214,000	271,092
HCP, Inc. Senior Notes 3.50% due 07/15/2029	115,000	121,448
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	155,000	162,507
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	277,000	288,396

		1,703,477

Retail-Discount - 0.3%

Walmart, Inc. Senior Notes 2.55% due 04/11/2023#	355,000	363,899
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	307,000	328,361

		692,260

Retail-Drug Store - 0.1%

Walgreens Boots Alliance, Inc. Senior Notes 4.80% due 11/18/2044	123,000	130,426

Retail-Mail Order - 0.2%

QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	552,000	586,364

Retail-Regional Department Stores - 0.1%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	286,000	298,124

Retail-Restaurants - 0.5%

Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	398,000	427,176
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	233,000	241,029
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	398,000	467,489

		1,135,694

Savings & Loans/Thrifts - 0.4%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	379,000	419,451
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	458,000	482,562

		902,013

Semiconductor Components-Integrated Circuits - 0.1%

QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	105,000	118,989

Telephone-Integrated - 1.0%

AT&T, Inc. Senior Notes 4.30% due 02/15/2030	139,000	154,490
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	717,000	797,667
AT&T, Inc. Senior Notes 4.85% due 07/15/2045#	163,000	186,587
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	424,000	486,688
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	120,000	137,506
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	90,000	104,212
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	366,000	462,896

		2,330,046

Television - 0.1%

CBS Corp. Company Guar. Notes 3.70% due 06/01/2028	312,000	330,526

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	191,000	204,849

Transport-Equipment & Leasing - 0.2%

GATX Corp. Senior Notes 4.35% due 02/15/2024	350,000	377,233

Transport-Marine - 0.1%

Kirby Corp. Senior Notes 4.20% due 03/01/2028	200,000	216,002

Transport-Rail - 0.2%

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	116,000	142,214
Norfolk Southern Corp. Senior Notes 5.10% due 08/01/2118	235,000	300,967

		443,181

Transport-Services - 0.0%

United Parcel Service, Inc. Senior Notes 3.40% due 09/01/2049	97,000	101,396

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	285,000	306,688

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	224,000	230,905
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	321,000	341,547

		572,452

Total U.S. Corporate Bonds & Notes (cost $64,271,210)		69,501,566

FOREIGN CORPORATE BONDS & NOTES - 7.3%
Banks-Commercial - 1.1%

Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	461,000	461,847
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	239,000	248,310
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	486,000	535,919
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	231,000	234,860
ING Groep NV Senior Notes 4.63% due 01/06/2026*	220,000	244,862
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	200,000	206,679
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	200,000	216,105
Westpac Banking Corp. Sub. Notes 4.11% due 07/24/2034#	171,000	180,212
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	145,000	162,452

		2,491,246

Banks-Special Purpose - 0.2%

Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021	481,000	480,942

Building Societies - 0.1%

Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	248,403

Cellular Telecom - 0.3%

SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	200,000	209,705
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049#	217,000	250,547
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	211,000	252,467

		712,719

Chemicals-Diversified - 0.1%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	209,000	208,624

Diversified Banking Institutions - 2.5%

Banco Santander SA Senior Notes 3.31% due 06/27/2029	200,000	209,376
Barclays PLC Sub. Notes 5.09% due 06/20/2030	217,000	225,346
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	634,000	686,942
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	182,000	184,043
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	340,000	345,429
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	762,000	800,893
Mizuho Financial Group, Inc. Senior Notes 3.15% due 07/16/2030	258,000	268,809
Mizuho Financial Group, Inc. Senior Notes 3.92% due 09/11/2024	479,000	507,742
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	315,000	322,311
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	337,000	351,993
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	470,000	493,342
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	200,000	206,058
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	531,000	542,327
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	377,000	405,383
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	428,000	483,220

		6,033,214

Diversified Financial Services - 0.3%

GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	675,000	683,740

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	510,000	537,621

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*#	207,000	213,536

Electric-Generation - 0.2%

Electricite de France SA Senior Notes 5.00% due 09/21/2048*	400,000	488,582

Electric-Integrated - 0.1%

Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	248,000	270,065

Electronic Components-Semiconductors - 0.1%

NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	275,000	294,910

Insurance-Life/Health - 0.2%

Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	231,000	236,272
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	144,000	151,529

		387,801

Insurance-Property/Casualty - 0.2%

Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	445,000	470,819

Machinery-Farming - 0.1%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027	97,000	100,949
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	155,000	165,489

		266,438

Medical-Drugs - 0.3%

GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	294,000	299,286
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	481,000	500,177

		799,463

Oil Companies-Exploration & Production - 0.1%

Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	238,000	250,817

Oil Companies-Integrated - 0.6%

BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	656,000	699,399
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	263,000	274,573
Petro-Canada Senior Notes 5.95% due 05/15/2035	125,000	162,757
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	253,000	272,926

		1,409,655

SupraNational Banks - 0.1%

International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	284,000	311,120

Telephone-Integrated - 0.3%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	195,000	225,225
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	362,000	400,201

		625,426

Transport-Rail - 0.1%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	133,000	200,843

Total Foreign Corporate Bonds & Notes (cost $16,389,846)		17,385,984

U.S. GOVERNMENT AGENCIES - 38.6%
Federal Home Loan Bank - 0.1%

5.50% due 07/15/2036	250,000	372,628

Federal Home Loan Mtg. Corp. - 11.9%

2.50% due 01/01/2028	180,280	183,511
2.50% due 04/01/2028	425,240	432,868
2.50% due 03/01/2031	582,428	590,992
2.50% due 10/01/2032	779,272	790,757
3.00% due 08/01/2027	125,421	129,228
3.00% due 10/01/2042	432,104	449,109
3.00% due 11/01/2042	548,573	567,448
3.00% due 04/01/2043	565,666	586,229
3.00% due 05/01/2043	749,843	779,356
3.00% due 08/01/2043	567,666	586,869
3.00% due 10/01/2045	382,023	393,970
3.00% due 08/01/2046	2,283,544	2,351,498
3.50% due 01/01/2032	1,295,942	1,347,104
3.50% due 11/01/2041	507,889	531,515
3.50% due 03/01/2042	165,936	173,656
3.50% due 04/01/2042	984,148	1,029,927
3.50% due 06/01/2042	1,167,437	1,221,754
3.50% due 08/01/2042	221,271	232,725
3.50% due 03/01/2045	823,848	860,626
3.50% due 07/01/2045	1,005,065	1,050,514
3.50% due 08/01/2045	590,217	618,355
3.50% due 11/01/2045	390,171	407,658
3.50% due 12/01/2046	752,639	783,186
3.50% due 11/01/2047	5,928,170	6,135,805
4.00% due 09/01/2040	245,168	262,093
4.00% due 10/01/2045	683,543	721,767
4.50% due 04/01/2044	131,484	141,429
4.50% due 03/01/2046	202,249	216,254
5.00% due 10/01/2033	333	367

5.00% due 06/01/2039	326,103	361,831
5.00% due 11/01/2043	397,923	443,009
5.50% due 02/01/2035	66,992	72,348
6.00% due 10/01/2033	91,448	101,501
6.00% due 03/01/2040	490	561
6.50% due 02/01/2035	1,753	1,966
6.75% due 09/15/2029#	500,000	729,682
6.75% due 03/15/2031	250,000	378,146
Federal Home Loan Mtg. Corp. FRS 4.02% (6 ML+1.49%) due 02/01/2037	26,782	27,686
4.83% (12 ML+1.88%) due 11/01/2037	301,782	319,538
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(3)	692,707	715,298
Series 4800, Class KG 3.50% due 11/15/2045(3)	100,000	103,811
Series 3820, Class DA 4.00% due 11/15/2035(3)	145,450	145,638
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.60% (6.80%-1 ML) due 09/15/2039(3)(5)(6)	162,410	22,981
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 3.35% (1 ML+1.20%) due 08/25/2029(3)	357,628	358,209
Series 2015-DNA1, Class M2 4.00% (1 ML+1.85%) due 10/25/2027(3)	177,722	179,090
Series 2014-DN1, Class M2 4.35% (1 ML+2.20%) due 02/25/2024(3)	291,839	295,143
Series 2014-HQ2, Class M2 4.35% (1 ML+2.20%) due 09/25/2024(3)	380,852	385,950
Series 2016-HQA1, Class M2 4.90% (1 ML+2.75%) due 09/25/2028(3)	141,960	142,701
Series 2015-HQA2, Class M2 4.95% (1 ML+2.80%) due 05/25/2028(3)	13,597	13,688

		28,375,347

Federal National Mtg. Assoc. - 22.4%

2.50% due 04/01/2028	250,093	254,465
2.50% due 01/01/2032	627,240	636,201
3.00% due 10/01/2027	69,232	71,305
3.00% due 12/01/2027	648,015	667,493
3.00% due 01/01/2028	554,702	571,384
3.00% due 03/01/2030	1,431,131	1,473,846
3.00% due 10/01/2030	429,709	442,297
3.00% due 02/01/2033	270,527	278,063
3.00% due 03/01/2042	631,936	653,356
3.00% due 12/01/2042	608,280	629,111
3.00% due 02/01/2045	538,413	554,949
3.00% due 09/01/2046	88,751	91,302
3.00% due 01/01/2047	460,513	473,276
3.50% due 08/01/2026	102,887	106,573
3.50% due 09/01/2026	31,972	33,292
3.50% due 08/01/2027	39,234	40,646
3.50% due 10/01/2028	347,765	363,656
3.50% due 03/01/2033	1,287,756	1,337,970
3.50% due 08/01/2033	820,948	852,397
3.50% due 12/01/2041	386,705	406,519
3.50% due 08/01/2042	1,177,774	1,228,213
3.50% due 07/01/2045	396,973	414,300
3.50% due 08/01/2045	455,050	475,344
3.50% due 09/01/2045	397,655	415,062
3.50% due 10/01/2045	632,785	665,366
3.50% due 11/01/2045	284,735	297,796
3.50% due 12/01/2045	2,234,082	2,331,434
3.50% due 02/01/2046	653,423	681,881
3.50% due 03/01/2046	350,121	364,805
3.50% due 07/01/2046	1,459,596	1,528,341
3.50% due 01/01/2047	2,326,413	2,418,298
3.50% due 04/01/2048	2,388,935	2,494,973
4.00% due 07/01/2040	103,848	111,138
4.00% due 10/01/2040	65,317	69,797
4.00% due 12/01/2040	880,561	941,146
4.00% due 10/01/2041	431,612	461,294
4.00% due 11/01/2041	421,969	450,988
4.00% due 01/01/2043	507,162	542,624
4.00% due 10/01/2043	686,596	733,224
4.00% due 10/01/2044	937,994	991,487
4.00% due 02/01/2045	975,753	1,041,528
4.00% due 06/01/2046	279,962	294,778
4.00% due 01/01/2047	576,625	605,564
4.00% due 05/01/2047	788,646	827,071
4.00% due 06/01/2047	1,900,932	2,020,336
4.00% due 07/01/2047	1,901,143	1,986,541
4.00% due 08/01/2047	1,909,538	2,000,793
4.00% due 11/01/2048	1,219,837	1,268,562
4.00% due 03/01/2049	1,799,282	1,866,693
4.50% due 11/01/2022	24,919	25,625
4.50% due 10/01/2024	132,911	138,101
4.50% due 08/01/2045	1,911,359	2,111,992
4.50% due 06/01/2048	1,596,109	1,686,901
4.50% due 10/01/2048	1,227,211	1,294,553
4.50% due 11/01/2048	543,429	572,883
4.50% due 12/01/2048	2,480,108	2,612,266
5.00% due 10/01/2033	2,036	2,262
5.00% due 03/01/2034	36,674	40,800
5.00% due 05/01/2040	75,313	82,189
5.00% due 06/01/2040	47,451	52,310
5.00% due 02/01/2045	265,649	291,421
5.50% due 12/01/2029	51,839	55,957
5.50% due 04/01/2033	46,747	52,232
5.50% due 12/01/2033	40,565	45,859
5.50% due 07/01/2037	217,465	244,340
5.50% due 08/01/2037	161,553	182,184
5.50% due 06/01/2038	21,051	23,686
6.00% due 12/01/2020	164	165
6.00% due 12/01/2036	272,685	312,507
6.00% due 11/01/2038	76,304	87,360
6.00% due 06/01/2040	57,531	65,908
6.50% due 10/01/2037	16,608	19,261

Federal National Mtg. Assoc. FRS 4.28% (6 ML+1.54%) due 09/01/2035	265,564	274,662
4.44% (12 ML+1.57%) due 05/01/2037	46,627	48,737
4.56% (12 ML+1.66%) due 07/01/2039	199,024	208,565
4.57% (12 ML+1.82%) due 10/01/2040	51,044	53,596
4.63% (1 Yr USTYCR+2.21%) due 10/01/2035	249,021	262,852
4.67% (12 ML+1.83%) due 10/01/2040	143,700	150,429
4.71% (1 Yr USTYCR+2.26%) due 11/01/2036	98,677	104,372
4.71% (12 ML+1.76%) due 05/01/2040	256,292	269,862
4.73% (12 ML+1.91%) due 08/01/2035	154,581	163,324
Federal National Mtg. Assoc. REMIC Series 2017-100, Class NP 3.00% due 12/25/2047(3)	262,336	270,692
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	1,239,766	1,282,180
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	812,913	830,179

		53,387,690

Government National Mtg. Assoc. - 4.2%

3.00% due 02/20/2045	461,071	479,260
3.00% due 05/20/2045	357,124	369,909
3.00% due 07/20/2045	59,823	61,965
3.00% due 11/20/2045	1,218,717	1,262,409
3.00% due 12/20/2045	567,392	587,721
3.00% due 09/20/2047	1,887,335	1,948,097
3.50% due 03/20/2045	306,475	320,619
3.50% due 04/20/2045	583,642	610,318
3.50% due 07/20/2045	128,265	134,032
3.50% due 03/20/2047	500,747	522,611
4.00% due 07/20/2045	179,899	191,552
4.00% due 05/20/2048	3,105,774	3,240,240
Government National Mtg. Assoc. VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(2)	200,000	200,531

		9,929,264

Total U.S. Government Agencies (cost $90,544,075)		92,064,929

U.S. GOVERNMENT TREASURIES - 15.7%
United States Treasury Bonds - 4.8%

2.75% due 11/15/2042	423,000	487,970
2.88% due 11/15/2046#	400,000	477,141
2.88% due 05/15/2049	331,000	398,635
3.00% due 11/15/2045	1,800,000	2,186,438
3.00% due 05/15/2047	1,500,000	1,832,871
3.00% due 02/15/2049	22,000	27,090
3.13% due 11/15/2041	2,398,000	2,932,211
3.13% due 02/15/2042	408,000	499,497
3.88% due 08/15/2040	174,000	235,566
4.25% due 05/15/2039	267,000	376,032
4.38% due 11/15/2039	105,000	150,634
4.38% due 05/15/2040	200,000	287,906
4.75% due 02/15/2037	587,000	857,914
5.00% due 05/15/2037	159,000	239,245
5.25% due 11/15/2028	369,000	487,873

		11,477,023

United States Treasury Notes - 10.9%

1.63% due 08/15/2022	2,390,000	2,403,257
1.63% due 08/31/2022	2,000,000	2,010,859
1.63% due 02/15/2026	4,979,000	5,030,540
1.63% due 05/15/2026	427,000	431,570
1.63% due 08/15/2029	990,000	1,000,906
1.75% due 07/31/2021	153,000	153,628
1.75% due 09/30/2022	5,287,000	5,337,185
2.00% due 02/15/2025	1,800,000	1,854,000
2.00% due 11/15/2026	400,000	414,859
2.25% due 04/30/2024	167,000	173,269
2.25% due 11/15/2024#	620,000	645,527
2.25% due 08/15/2027	600,000	634,898
2.38% due 05/15/2029	500,000	538,848
2.50% due 02/28/2021	2,500,000	2,531,543
2.50% due 01/15/2022	2,500,000	2,558,887
2.63% due 02/15/2029	171,000	187,746

		25,907,522

Total U.S. Government Treasuries (cost $35,025,244)		37,384,545

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Sovereign - 0.2%

United Mexican States Senior Notes 4.50% due 04/22/2029	228,000	251,658
United Mexican States Senior Bonds 4.75% due 03/08/2044	236,000	260,709

		512,367

Sovereign Agency - 0.2%

Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	394,000	393,929

Total Foreign Government Obligations (cost $846,176)		906,296

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.1%

Entergy Louisiana LLC 4.70%# (cost $177,462)	7,100	181,192

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.1%
Banks-Super Regional - 0.0%

Wells Fargo Capital X 5.95% due 12/01/2086	87,000	108,464

Diversified Banking Institutions - 0.5%

Bank of Nova Scotia 4.65% due 10/12/2022(7)	474,000	466,710
HSBC Holdings PLC 6.00% due 05/22/2027(7)	351,000	351,877
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(7)	256,000	275,520

		1,094,107

Electric-Distribution - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	188,000	190,316

Electric-Integrated - 0.1%

Dominion Resources, Inc. 5.75% due 10/01/2054	134,000	141,968

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	78,000	8

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. 5.63% due 06/15/2043	247,000	264,685
Prudential Financial, Inc. 5.70% due 09/15/2048	174,000	190,001

		454,686

Insurance-Multi-line - 0.1%

Voya Financial, Inc. 4.70% due 01/23/2048	181,000	168,873

Pipelines - 0.1%

Enterprise Products Operating LLC 5.25% due 08/16/2077	133,000	131,338
TransCanada Trust 5.30% due 03/15/2077	133,000	132,002
TransCanada Trust 5.63% due 05/20/2075	102,000	104,805

		368,145

Total Preferred Securities/Capital Securities (cost $2,440,681)		2,526,567

Total Long-Term Investment Securities (cost $219,880,407)		230,393,440

SHORT-TERM INVESTMENT SECURITIES - 3.5%
Registered Investment Companies - 3.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07%(8)	6,471,964	6,471,964
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(8)(9)	1,748,010	1,748,010

		8,219,974

U.S. Government Treasuries - 0.1%

United States Treasury Bills 2.39% due 04/23/20	200,000	197,711

Total Short-Term Investment Securities (cost $8,416,922)		8,417,685

TOTAL INVESTMENTS (cost $228,297,329)	100.2%	238,811,125
Liabilities in excess of other assets	(0.2)	(396,929)

NET ASSETS	100.0%	$238,414,196

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $20,815,976 representing 8.7% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Securities classified as Level 3 (see Note 1).
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2019.
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	The rate shown is the 7-day yield as of August 31, 2019.
(9)

At August 31, 2019, the Fund had loaned securities with a total value of $5,358,103. This was secured by collateral of $1,748,010, which was received in cash and subsequently invested in short-term investments currently valued at $1,748,010 as reported in the Portfolio of Investments. Additional collateral of $3,722,466 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
Federal Home Loan Mtg. Corp.	zero coupon to 16.77%	04/25/2021 to 08/25/2056	$609,987
Federal National Mtg. Assoc.	0.90% to 31.90%	10/25/2021 to 05/25/2059	376,650
Government National Mtg. Assoc.	2.00% to 26.51%	01/16/2034 to 07/16/2061	165,371
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	188,431
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	2,382,027

REMIC	- Real Estate Mortgage Investment Conduit
FRS	- Floating Rate Security
VRS	- Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$10,442,361	$—	$10,442,361
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	1,201	20	1,221
Other Industries	—	69,500,345	—	69,500,345
Foreign Corporate Bonds & Notes	—	17,385,984	—	17,385,984
U.S. Government Agencies	—	92,064,929	—	92,064,929
U.S. Government Treasuries	—	37,384,545	—	37,384,545
Foreign Government Obligations	—	906,296	—	906,296
Preferred Securities	181,192	—	—	181,192
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	8	8
Other Industries	—	2,526,559	—	2,526,559
Short-Term Investment Securities:
Registered Investment Companies	8,219,974	—	—	8,219,974
U.S. Government Treasuries	—	197,711	—	197,711

Total Investment at Value	$8,401,166	$230,409,931	$28	$238,811,125

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.7%
Aerospace/Defense - 0.5%

BAE Systems PLC ADR	47,947	$1,279,706

Agricultural Biotech - 1.7%

Corteva, Inc.	132,613	3,888,213

Airlines - 1.6%

Delta Air Lines, Inc.	64,117	3,709,810

Applications Software - 6.7%

CDK Global, Inc.	41,464	1,789,586
Microsoft Corp.	100,151	13,806,817

		15,596,403

Audio/Video Products - 1.9%

Sony Corp. ADR	79,431	4,520,418

Banks-Commercial - 0.6%

Regions Financial Corp.	99,436	1,453,754

Banks-Super Regional - 2.2%

SunTrust Banks, Inc.	25,953	1,596,369
US Bancorp	69,336	3,653,314

		5,249,683

Brewery - 0.8%

Molson Coors Brewing Co., Class B	36,840	1,892,102

Building-Residential/Commercial - 2.4%

D.R. Horton, Inc.	112,140	5,547,566

Cable/Satellite TV - 4.6%

Comcast Corp., Class A	167,940	7,433,024
DISH Network Corp., Class A†	101,667	3,411,945

		10,844,969

Chemicals-Diversified - 0.7%

Dow, Inc.	15,318	653,007
DuPont de Nemours, Inc.	16,196	1,100,194

		1,753,201

Commercial Services - 1.3%

Quanta Services, Inc.	92,676	3,141,716

Computer Services - 1.8%

Cognizant Technology Solutions Corp., Class A	69,091	4,241,497

Computers - 5.2%

Apple, Inc.	57,799	12,064,963

Containers-Paper/Plastic - 1.4%

Packaging Corp. of America	32,207	3,239,380

Cosmetics & Toiletries - 0.6%

Unilever NV	21,619	1,342,324

Distribution/Wholesale - 2.1%

IAA, Inc.†	38,286	1,870,271
KAR Auction Services, Inc.	110,961	2,947,124

		4,817,395

Diversified Banking Institutions - 5.1%

Bank of America Corp.	199,174	5,479,277
JPMorgan Chase & Co.	59,727	6,561,608

		12,040,885

E-Services/Consulting - 1.4%

CDW Corp.	28,510	3,292,905

Electric-Integrated - 1.5%

AES Corp.	221,657	3,398,002

Electronic Measurement Instruments - 1.3%

Fortive Corp.	42,710	3,028,139

Finance-Auto Loans - 1.6%

Ally Financial, Inc.	118,789	3,724,035

Finance-Consumer Loans - 0.6%

SLM Corp.	171,470	1,447,207

Finance-Investment Banker/Broker - 1.3%

E*TRADE Financial Corp.	70,043	2,923,595

Financial Guarantee Insurance - 1.1%

Assured Guaranty, Ltd.	59,266	2,521,768

Food-Confectionery - 0.8%

J.M. Smucker Co.	17,412	1,831,046

Medical Labs & Testing Services - 2.4%

Laboratory Corp. of America Holdings†	33,605	5,630,854

Medical Products - 1.2%

Baxter International, Inc.	32,779	2,882,913

Medical-Biomedical/Gene - 1.4%

Biogen, Inc.†	14,813	3,255,157

Medical-Drugs - 5.2%

Novartis AG ADR	37,242	3,355,877
Novo Nordisk A/S ADR	74,174	3,865,207
Pfizer, Inc.	140,409	4,991,540

		12,212,624

Medical-HMO - 4.6%

Humana, Inc.	15,667	4,437,051
UnitedHealth Group, Inc.	26,776	6,265,584

		10,702,635

Networking Products - 2.6%

Cisco Systems, Inc.	127,609	5,973,377

Oil Companies-Exploration & Production - 1.9%

ConocoPhillips	45,980	2,399,236
Marathon Oil Corp.	169,097	2,002,109

		4,401,345

Oil Companies-Integrated - 3.3%

BP PLC ADR	106,135	3,921,688
Chevron Corp.	32,583	3,835,671

		7,757,359

Power Converter/Supply Equipment - 1.5%

Hubbell, Inc.	25,955	3,403,739

Retail-Auto Parts - 2.1%

O’Reilly Automotive, Inc.†	12,703	4,874,903

Retail-Building Products - 2.2%

Lowe’s Cos., Inc.	46,416	5,207,875

Retail-Discount - 7.6%

Dollar General Corp.	41,842	6,531,118
Dollar Tree, Inc.†	48,838	4,958,522
Walmart, Inc.	55,435	6,334,003

		17,823,643

Semiconductor Components-Integrated Circuits - 1.9%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	105,821	4,511,149

Telephone-Integrated - 3.0%

Verizon Communications, Inc.	119,406	6,944,653

Tobacco - 1.8%

Altria Group, Inc.	98,584	4,312,064

Transport-Rail - 1.0%

Norfolk Southern Corp.	13,424	2,336,447

Web Portals/ISP - 5.2%

Alphabet, Inc., Class A†	5,046	6,007,414
Alphabet, Inc., Class C†	5,265	6,255,347

		12,262,761

Total Long-Term Investment Securities
(cost $190,423,983)		233,284,180

REPURCHASE AGREEMENTS - 0.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 8/30/2019, to be repurchased 9/03/2019 in the amount $469,022 collateralized by $475,000 of United States Treasury Notes, bearing interest at 1.88% due 03/31/2022 and having an approximate value of $483,325 (cost $469,000)	469,000	469,000

TOTAL INVESTMENTS
(cost $190,892,983)	99.9%	233,753,180
Other assets less liabilities	0.1	231,428

NET ASSETS	100.0%	$233,984,608

†	Non-income producing security
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$233,284,180	$—	$—	$233,284,180
Repurchase Agreements	—	469,000	—	469,000

Total Investments at Value	$233,284,180	$469,000	$—	$233,753,180

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Fortfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.3%
Advertising Agencies - 2.6%

Interpublic Group of Cos., Inc.	544,121	$10,817,125
Omnicom Group, Inc.	178,376	13,567,279

		24,384,404

Aerospace/Defense - 1.5%

BAE Systems PLC	993,410	6,595,109
Lockheed Martin Corp.	11,058	4,247,488
Northrop Grumman Corp.	9,324	3,430,020

		14,272,617

Agricultural Biotech - 0.4%

Corteva, Inc.	120,165	3,523,238

Apparel Manufacturers - 1.0%

Hanesbrands, Inc.	698,753	9,544,966

Applications Software - 1.0%

Microsoft Corp.	68,561	9,451,819

Audio/Video Products - 1.0%

Sony Corp.	173,000	9,839,187

Auto-Cars/Light Trucks - 0.6%

General Motors Co.	149,326	5,538,501

Banks-Fiduciary - 0.5%

State Street Corp.	95,720	4,911,393

Banks-Super Regional - 2.2%

Wells Fargo & Co.	447,039	20,818,606

Beverages-Non-alcoholic - 2.0%

Coca-Cola Co.	269,579	14,837,628
PepsiCo, Inc.	34,281	4,687,241

		19,524,869

Beverages-Wine/Spirits - 0.5%

Constellation Brands, Inc., Class A	21,350	4,362,873

Building Products-Air & Heating - 0.4%

Johnson Controls International PLC	100,829	4,304,390

Building Products-Cement - 0.3%

CRH PLC	99,600	3,317,059

Cable/Satellite TV - 1.2%

Comcast Corp., Class A	256,119	11,335,827

Chemicals-Diversified - 1.5%

Dow, Inc.	44,943	1,915,920
DuPont de Nemours, Inc.	57,148	3,882,064
LyondellBasell Industries NV, Class A	116,174	8,989,544

		14,787,528

Commercial Services - 1.0%

Nielsen Holdings PLC	467,326	9,701,688

Commercial Services-Finance - 1.2%

H&R Block, Inc.#	482,206	11,679,029

Computer Services - 2.4%

Cognizant Technology Solutions Corp., Class A	180,711	11,093,848
International Business Machines Corp.	85,249	11,553,797

		22,647,645

Computers-Memory Devices - 1.3%

Western Digital Corp.	217,647	12,464,644

Cosmetics & Toiletries - 2.9%

Procter & Gamble Co.	173,123	20,814,578
Unilever NV	110,859	6,883,236

		27,697,814

Distribution/Wholesale - 0.4%

Ferguson PLC	46,824	3,443,595

Diversified Banking Institutions - 7.3%

Bank of America Corp.	575,334	15,827,438
Citigroup, Inc.	295,227	18,997,858
Goldman Sachs Group, Inc.	22,826	4,654,450
JPMorgan Chase & Co.	197,764	21,726,353
Morgan Stanley	203,588	8,446,866

		69,652,965

Diversified Manufacturing Operations - 1.1%

General Electric Co.	537,954	4,438,120
Siemens AG	57,127	5,710,333

		10,148,453

Electric-Integrated - 1.7%

FirstEnergy Corp.	210,120	9,665,520
NextEra Energy, Inc.	21,339	4,674,948
Public Service Enterprise Group, Inc.	32,903	1,989,645

		16,330,113

Electronic Components-Semiconductors - 1.3%

Marvell Technology Group, Ltd.	121,944	2,922,998
Samsung Electronics Co., Ltd. GDR	10,026	9,163,764

		12,086,762

Enterprise Software/Service - 0.8%

Constellation Software, Inc.	3,227	3,142,920
Oracle Corp.	82,024	4,270,169

		7,413,089

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	98,426	3,766,763

Food-Misc./Diversified - 3.9%

Conagra Brands, Inc.	136,917	3,882,966
General Mills, Inc.	261,791	14,084,356
Kellogg Co.	53,032	3,330,410
Kraft Heinz Co.	216,926	5,535,951
Mondelez International, Inc., Class A	20,704	1,143,275
Nestle SA	83,508	9,365,383

		37,342,341

Home Decoration Products - 0.5%

Newell Brands, Inc.#	298,651	4,957,607

Insurance Brokers - 1.8%

Arthur J. Gallagher & Co.	75,284	6,829,012
Marsh & McLennan Cos., Inc.	21,672	2,164,816
Willis Towers Watson PLC	42,084	8,331,369

		17,325,197

Insurance-Life/Health - 0.9%

AXA Equitable Holdings, Inc.	236,142	4,904,669
Prudential Financial, Inc.	42,530	3,406,228

		8,310,897

Insurance-Multi-line - 1.9%

Hartford Financial Services Group, Inc.	76,952	4,484,763
MetLife, Inc.	317,724	14,075,173

		18,559,936

Insurance-Property/Casualty - 0.7%

Travelers Cos., Inc.	44,859	6,592,479

Medical Instruments - 2.2%

Alcon, Inc. (SIX)†	67,575	4,116,972
Alcon, Inc. #†	10,174	620,207
Medtronic PLC	146,478	15,803,511

		20,540,690

Medical Labs & Testing Services - 0.3%

Quest Diagnostics, Inc.	27,454	2,810,466

Medical Products - 1.3%

Koninklijke Philips NV	255,281	12,032,094

Medical-Biomedical/Gene - 1.1%

Gilead Sciences, Inc.	171,242	10,880,717

Medical-Drugs - 9.1%

AstraZeneca PLC	104,618	9,315,751
Bayer AG	117,806	8,718,823
Bristol-Myers Squibb Co.	361,782	17,390,861
Johnson & Johnson	90,494	11,615,810
Merck & Co., Inc.	178,505	15,435,327
Novo Nordisk A/S ADR	55,229	2,877,983
Pfizer, Inc.	603,919	21,469,320

		86,823,875

Medical-HMO - 2.4%

Anthem, Inc.	43,649	11,415,087
Humana, Inc.	30,177	8,546,428
UnitedHealth Group, Inc.	11,484	2,687,256

		22,648,771

Medical-Wholesale Drug Distribution - 1.4%

Cardinal Health, Inc.	234,812	10,127,441
McKesson Corp.	20,236	2,798,032

		12,925,473

Networking Products - 1.6%

Cisco Systems, Inc.	327,955	15,351,574

Oil Companies-Exploration & Production - 0.4%

Marathon Oil Corp.	317,387	3,757,862

Oil Companies-Integrated - 4.3%

BP PLC	2,077,253	12,643,059
Chevron Corp.	108,463	12,768,264
Equinor ASA	106,419	1,819,547
Exxon Mobil Corp.	151,962	10,406,358
TOTAL SA ADR	69,350	3,461,952

		41,099,180

Oil Refining & Marketing - 1.1%

Marathon Petroleum Corp.	210,196	10,343,745

Oil-Field Services - 0.4%

Baker Hughes a GE Co., LLC	176,265	3,823,188

Paper & Related Products - 0.1%

International Paper Co.	29,922	1,169,950

Pharmacy Services - 1.8%

CVS Health Corp.	286,518	17,454,677

Pipelines - 1.9%

Enterprise Products Partners LP	345,852	9,860,241
Williams Cos., Inc.	360,379	8,504,944

		18,365,185

Retail-Apparel/Shoe - 2.4%

Foot Locker, Inc.	252,940	9,153,898
Gap, Inc.#	429,647	6,784,126
L Brands, Inc.	447,776	7,392,782

		23,330,806

Retail-Building Products - 0.6%

Lowe’s Cos., Inc.	49,492	5,553,002

Retail-Discount - 1.1%

Dollar General Corp.	70,194	10,956,581

Retail-Regional Department Stores - 0.5%

Macy’s, Inc.	345,103	5,093,720

Semiconductor Components-Integrated Circuits - 0.6%

NXP Semiconductors NV	24,610	2,513,665
QUALCOMM, Inc.	42,039	3,269,373

		5,783,038

Semiconductor Equipment - 1.8%

KLA Corp.	117,484	17,375,884

Soap & Cleaning Preparation - 0.2%

Henkel AG & Co. KGaA (Preference Shares)	15,870	1,588,959

Telecom Services - 0.2%

BCE, Inc.	33,894	1,603,864

Telephone-Integrated - 4.1%

Verizon Communications, Inc.	666,413	38,758,580

Tobacco - 3.0%

Altria Group, Inc.	358,941	15,700,079
Imperial Brands PLC	74,718	1,931,528
Philip Morris International, Inc.	158,417	11,420,282

		29,051,889

Toys - 0.1%

Mattel, Inc. #†	101,794	997,581

Transport-Rail - 0.3%

Union Pacific Corp.	16,570	2,683,677

Transport-Services - 0.7%

FedEx Corp.	39,674	6,292,693

Water Treatment Systems - 0.4%

Pentair PLC	108,411	3,894,123

Wireless Equipment - 0.7%

Motorola Solutions, Inc.	37,810	6,840,207

Total Long-Term Investment Securities
(cost $901,439,043)		899,870,345

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(1)(2) (cost $992,492)	992,492	992,492

REPURCHASE AGREEMENTS - 0.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount of $3,764,176 collateralized by $3,415,000 of United States Treasury Inflation Index Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $3,842,083 (cost $3,764,000)	$3,764,000	3,764,000

TOTAL INVESTMENTS
(cost $906,195,535)	94.8%	904,626,837
Other assets less liabilities	5.2	49,194,079

NET ASSETS	100.0%	$953,820,916

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)

At August 31, 2019, the Fund had loaned securities with a total value of $14,605,515. This was secured by collateral of $992,492, which was received in cash and subsequently invested in short-term investments currently valued at $992,492 as reported in the Portfolio of Investments. Additional collateral of $13,916,881 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	$88,884
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	13,827,997

(2)	The rate shown is the 7-day yield as of August 31, 2019.
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
SIX	- Swiss Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$899,870,345	$—	$—	$899,870,345
Short-Term Investment Securities	992,492	—	—	992,492
Repurchase Agreements	—	3,764,000	—	3,764,000

Total Investments at Value	$900,862,837	$3,764,000	$—	$904,626,837

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES - 80.4%(1)@
Domestic Equity Investment Companies - 50.6%

VALIC Co. I Blue Chip Growth Fund	325,659	$6,617,398
VALIC Co. I Broad Cap Value Income Fund	510,041	7,461,902
VALIC Co. I Dividend Value Fund	648,573	7,322,394
VALIC Co. I Growth & Income Fund	167,188	3,609,583
VALIC Co. I Growth Fund	432,819	7,574,327
VALIC Co. I Large Cap Core Fund	628,381	7,402,329
VALIC Co. I Large Capital Growth Fund	388,791	6,644,434
VALIC Co. I Mid Cap Index Fund	149,315	3,661,194
VALIC Co. I Stock Index Fund	592,100	24,814,923
VALIC Co. I Value Fund	450,473	8,248,160
VALIC Co. II Capital Appreciation Fund	414,704	6,174,943
VALIC Co. II Large Cap Value Fund	158,488	3,187,194
VALIC Co. II Mid Cap Growth Fund	236,137	2,484,165
VALIC Co. II Mid Cap Value Fund	140,783	2,420,052
VALIC Co. II Small Cap Growth Fund	176,327	2,978,162
VALIC Co. II Small Cap Value Fund	266,146	2,863,732

Total Domestic Equity Investment Companies
(cost $94,111,792)		103,464,892

Domestic Fixed Income Investment Companies - 19.5%

VALIC Co. I Capital Conservation Fund	1,266,146	13,028,644
VALIC Co. I Government Securities Fund	696,072	7,615,026
VALIC Co. I Inflation Protected Fund	285,697	3,262,665
VALIC Co. II Core Bond Fund	987,984	11,391,453
VALIC Co. II High Yield Bond Fund	214,206	1,640,821
VALIC Co. II Strategic Bond Fund	251,392	2,853,300

Total Domestic Fixed Income Investment Companies
(cost $38,188,262)		39,791,909

International Equity Investment Companies - 9.9%

VALIC Co. I Emerging Economies Fund	168,931	1,302,457
VALIC Co. I Global Real Estate Fund	198,866	1,662,523
VALIC Co. I International Equities Index Fund	801,985	5,485,577
VALIC Co. I International Growth Fund	485,303	5,682,894
VALIC Co. I International Value Fund	623,293	5,609,635
VALIC Co. II International Opportunities Fund	27,478	506,694

Total International Equity Investment Companies
(cost $19,950,574)		20,249,780

International Fixed Income Investment Companies - 0.4%

VALIC Co. I International Government Bond Fund	65,716	814,223

(cost $765,987)
Total Affiliated Registered Investment Companies
(cost $153,016,615)		164,320,804

U.S. GOVERNMENT TREASURIES - 15.5%
United States Treasury Bonds - 0.4%

6.13% due 11/15/2027	$316,000	429,427
6.38% due 08/15/2027	278,000	380,121

		809,548

United States Treasury Notes - 15.1%
1.63% due 08/15/2029	1,825,000	1,842,395
2.00% due 11/15/2026	674,600	699,660
2.25% due 02/15/2027	2,747,100	2,900,015
2.25% due 08/15/2027#	2,709,500	2,867,096
2.25% due 11/15/2027#	2,706,700	2,866,882
2.38% due 05/15/2027	3,436,000	3,663,635
2.38% due 05/15/2029	3,160,000	3,405,517
2.63% due 02/15/2029	1,141,300	1,253,067
2.75% due 02/15/2028	2,396,100	2,635,710
2.88% due 05/15/2028	2,390,600	2,658,982
2.88% due 08/15/2028	2,891,400	3,222,443
3.13% due 11/15/2028	2,534,100	2,885,013

		30,900,415

Total U.S. Government Treasuries
(cost $29,351,671)		31,709,963

OPTIONS - PURCHASED - 0.9%

Over the Counter Purchased Put Options(2)
(cost $1,766,898)	45,000	1,934,913

Total Long-Term Investment Securities
(cost $184,135,184)		197,965,680

SHORT-TERM INVESTMENT SECURITIES - 4.0%
Registered Investment Companies - 4.0%

AB Government Money Market Portfolio, Class AB 2.18%(3)
(cost $8,075,709)	8,075,709	8,075,709

TOTAL INVESTMENTS
(cost $192,210,893)	100.8%	206,041,389
Liabilities in excess of other assets	(0.8)	(1,703,158)

NET ASSETS	100.0%	$204,338,231

@

The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options-purchased

Over the Counter Purchased Put Options
Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at August 31, 2019	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	January 2020	$2,575	2,000	$5,852,920	$92,610	$80,422	$(12,188)
S&P 500 Index	Citibank, N.A.	February 2020	2,350	4,000	11,705,840	117,880	298,906	181,026
S&P 500 Index	Citibank, N.A.	March 2020	2,625	8,000	23,411,680	394,426	23,907	(370,519)
S&P 500 Index	Goldman Sachs International	January 2020	2,575	12,000	35,117,520	465,585	501,746	36,161
S&P 500 Index	JP Morgan Chase Bank, N.A.	December 2020	2,500	1,000	2,926,460	28,680	80,422	51,742
S&P 500 Index	UBS AG	February 2020	2,350	12,000	35,117,520	384,000	406,933	22,933
S&P 500 Index	UBS AG	March 2020	2,625	6,000	17,558,760	283,717	542,577	258,860

				45,000	$131,690,700	$1,766,898	$1,934,913	$168,015

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of August 31, 2019

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation Depreciation
210	Long	S&P 500 E-Mini Index	September 2019	$31,054,566	$30,710,400	$(344,166)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$164,320,804	$—	$—	$164,320,804
U.S Government Treasuries	—	31,709,963	—	31,709,963
Options—Purchased	—	1,934,913	—	1,934,913
Short-Term Investment Securities	8,075,709	—	—	8,075,709

Total Investments at Value	$172,396,513	$33,644,876	$—	$206,041,389

LIABILITIES
Other Financial Instruments:†

Futures Contracts	$344,166	$—	$—	$344,166

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.6%
Argentina - 0.1%

Banco Macro SA ADR	43,050	$1,003,495

Bermuda - 0.4%

Kunlun Energy Co., Ltd.	3,706,000	3,228,404

Brazil - 8.4%

Banco do Brasil SA	664,550	7,420,621
Banco do Estado do Rio Grande do Sul SA, Class B (Preference Shares)	403,000	2,202,340
Banco Santander Brasil SA	565,346	5,815,924
Cia Brasileira de Distribuicao (Preference Shares)	217,839	4,606,130
Cia de Saneamento Basico do Estado de Sao Paulo	409,540	5,113,069
Cia Paranaense de Energia, Class B (Preference Shares)	198,462	2,496,950
EDP - Energias do Brasil SA	879,830	4,270,607
IRB Brasil Resseguros S/A	349,638	9,161,005
Kroton Educacional SA	955,438	2,325,722
MRV Engenharia e Participacoes SA	684,348	3,255,652
Telefonica Brasil SA	88,450	981,900
Telefonica Brasil SA (Preference Shares)	279,378	3,620,917
Vale SA ADR	1,018,727	11,205,997
YDUQS Part	807,089	6,131,615

		68,608,449

Cayman Islands - 15.5%

Alibaba Group Holding, Ltd. ADR†	259,190	45,366,026
ANTA Sports Products, Ltd.	1,210,000	10,031,376
Chailease Holding Co., Ltd.	651,170	2,581,046
China Resources Cement Holdings, Ltd.	3,986,000	3,533,327
Chlitina Holding, Ltd.	176,000	1,238,332
Country Garden Holdings Co., Ltd.	6,000,000	7,461,354
Geely Automobile Holdings, Ltd.	1,700,000	2,627,927
Nexteer Automotive Group, Ltd.	1,099,000	853,644
Tencent Holdings, Ltd.	1,102,300	45,664,385
Want Want China Holdings, Ltd.	5,247,000	4,088,971
Zhen Ding Technology Holding, Ltd.	891,000	3,290,544

		126,736,932

China - 17.2%

Air China, Ltd.	5,574,000	4,827,236
Anhui Conch Cement Co., Ltd.	803,500	4,524,581
Anhui Expressway Co., Ltd., Class A	840,900	644,918
Bank of Beijing Co., Ltd., Class A	935,900	687,651
China Communications Services Corp., Ltd.	2,486,000	1,391,962
China Construction Bank Corp.	25,155,000	18,672,785
China Life Insurance Co., Ltd.	3,565,000	8,339,128
China Merchants Bank Co., Ltd.	2,627,000	11,961,622
China Petroleum & Chemical Corp.	15,250,000	8,927,797
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	234,800	970,378
China State Construction Engineering Corp., Ltd., Class A	917,200	702,152
China Vanke Co., Ltd.	2,135,200	7,380,226
Chinese Universe Publishing and Media Group Co., Ltd., Class A	715,186	1,255,151
Daqin Railway Co., Ltd., Class A	643,300	696,842
Dongfeng Motor Group Co., Ltd.	1,686,000	1,565,492
GD Power Development Co., Ltd. Class A	2,189,100	753,668
Grandblue Environment Co., Ltd., Class A	405,400	998,564
Great Wall Motor Co., Ltd.#	1,482,500	941,642
Greendland Holdings Corp., Ltd., Class A	2,596,600	2,409,340
HLA Corp., Ltd., Class A	690,688	812,938
Huadian Power International Corp., Ltd.	2,024,000	789,939
Hubei Jumpcan Pharmaceutical Co., Ltd.	154,800	630,440
Industrial & Commercial Bank of China, Ltd.	22,861,000	14,433,186
Jiangxi Copper Co., Ltd.	1,992,000	2,240,886
Ping An Bank Co., Ltd., Class A	1,374,900	2,724,670
Ping An Insurance Group Co. of China, Ltd.	1,640,500	18,810,386
Sany Heavy Industry Co., Ltd., Class A	881,112	1,661,033
SDIC Power Holdings Co., Ltd. Class A	1,322,200	1,793,083
Shanghai Tunnel Engineering Co., Ltd., Class A	761,700	631,081
Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	704,900	636,307
Sinopec Shanghai Petrochemical Co., Ltd. Class A	3,097,471	1,829,360
Weichai Power Co., Ltd.	2,563,881	3,924,107
Weifu High-Technology Group Co., Ltd., Class A	255,293	604,174
Xiamen C & D, Inc., Class A	2,075,098	2,485,947
Yanzhou Coal Mining Co., Ltd.	2,586,000	2,239,546
YiChang HEC ChangJiang Pharmaceutical Co., Ltd.*	438,200	2,093,081
Zhejiang Juhua Co., Ltd (SSE).	665,672	667,973
Zhejiang Juhua Co., Ltd. (SEHK)	134,370	134,834
Zhejiang Runtu Co., Ltd., Class A	723,300	1,089,207
Zhejiang Semir Garment Co., Ltd. Class A	569,300	958,487
Zijin Mining Group Co., Ltd.	6,844,000	2,557,640

		141,399,440

Hong Kong - 0.7%

Beijing Enterprises Holdings, Ltd.	311,500	1,483,920
China Overseas Land & Investment, Ltd.	1,242,000	3,928,575

		5,412,495

Hungary - 1.8%

MOL Hungarian Oil & Gas PLC	448,628	4,388,155
OTP Bank PLC	262,204	10,448,414

		14,836,569

India - 5.5%

Bharat Petroleum Corp., Ltd.	907,636	4,518,002
Graphite India, Ltd.	181,132	678,286
HCL Technologies, Ltd.	656,223	10,119,844
HDFC Bank, Ltd. ADR	56,225	6,061,055
HEG, Ltd.	26,888	359,184

Housing Development Finance Corp., Ltd.	555,666	16,847,206
Indian Oil Corp., Ltd.	1,955,399	3,346,284
Oil & Natural Gas Corp., Ltd.	2,117,588	3,594,184

		45,524,045

Indonesia - 1.0%

Bank Rakyat Indonesia Persero Tbk PT	27,871,100	8,389,820

Mexico - 3.2%

Fibra Uno Administracion SA de CV	1,914,950	2,651,491
Grupo Aeroportuario del Centro Norte SAB de CV	469,446	2,760,483
Grupo Financiero Banorte SAB de CV, Class O	1,851,262	9,989,046
Wal-Mart de Mexico SAB de CV	3,908,812	11,089,741

		26,490,761

Netherlands - 0.6%

X5 Retail Group NV GDR	133,360	4,590,251

Poland - 1.6%

Grupa Lotos SA	69,770	1,509,374
Polski Koncern Naftowy Orlen SA	256,860	5,848,447
Powszechna Kasa Oszczednosci Bank Polski SA	592,060	5,822,664

		13,180,485

Russia - 7.0%

Alrosa PJSC†	4,290,581	4,754,307
Lukoil PJSC ADR	162,001	13,102,641
Magnit PJSC†	41,038	2,267,517
Magnitogorsk Iron & Steel Works PJSC†	2,332,644	1,461,443
MMC Norilsk Nickel PJSC ADR#	218,663	5,339,751
RusHydro PJSC†	149,283,715	1,224,127
Sberbank of Russia PJSC ADR	1,054,218	14,474,413
Severstal PJSC GDR	290,771	4,347,026
Surgutneftegas PJSC (Preference Shares)†	8,456,078	4,083,533
Tatneft PJSC ADR#	93,967	6,334,316

		57,389,074

South Africa - 1.5%

Absa Group, Ltd.	405,196	4,105,452
AngloGold Ashanti, Ltd.	129,950	2,965,366
Naspers, Ltd., Class N	10,770	2,452,241
SPAR Group, Ltd.	262,688	3,010,337

		12,533,396

South Korea - 16.1%

Cheil Worldwide, Inc.	115,198	2,510,817
Doosan Bobcat, Inc.	83,193	2,462,307
GS Engineering & Construction Corp.	75,259	2,013,120
GS Holdings Corp.	54,056	2,142,157
Hana Financial Group, Inc.	358,017	9,606,235
Hyosung Corp.	39,970	2,851,111
Hyundai Glovis Co., Ltd.	48,957	6,466,972
Hyundai Marine & Fire Insurance Co., Ltd.	68,505	1,351,719
Hyundai Mobis Co., Ltd.	52,250	10,719,608
Industrial Bank of Korea	463,244	4,742,395
KEPCO Plant Service & Engineering Co., Ltd.	86,070	2,249,012
Kia Motors Corp.	280,620	10,124,330
KT Corp.	51,110	1,139,294
KT&G Corp.	117,778	9,918,147
Lotte Chemical Corp.	16,586	3,080,991
POSCO	25,870	4,506,559
Samsung Electronics Co., Ltd.	1,107,286	40,223,392
Shinhan Financial Group Co., Ltd.#	317,894	10,694,886
Woori Financial Group, Inc.	530,191	5,208,894

		132,011,946

Taiwan - 12.5%

Catcher Technology Co., Ltd.	443,000	3,109,885
Chipbond Technology Corp.	924,000	1,841,528
Delta Electronics, Inc.	688,000	3,208,914
E.Sun Financial Holding Co., Ltd.	3,779,618	3,038,375
Elite Material Co., Ltd.	823,000	3,458,644
FLEXium Interconnect, Inc.	806,072	2,407,181
Fubon Financial Holding Co., Ltd.	5,517,000	7,666,891
Globalwafers Co., Ltd.	407,000	3,731,805
Macronix International	2,861,000	2,509,409
Novatek Microelectronics Corp.	683,000	4,044,508
Pou Chen Corp.	2,094,000	2,613,333
Radiant Opto-Electronics Corp.	790,000	2,854,664
Shin Zu Shing Co., Ltd.	659,000	2,517,670
Sino-American Silicon Products, Inc.	1,562,000	3,689,920
Taiwan Cement Corp.	144,319	176,666
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	949,415	40,473,562
TCI Co, Ltd.	15,346	150,480
Uni-President Enterprises Corp.	2,444,000	5,960,217
Unimicron Technology Corp.	3,285,000	4,084,026
Yuanta Financial Holding Co., Ltd.	8,295,000	4,766,786

		102,304,464

Thailand - 2.3%

Krung Thai Bank PCL	6,870,500	3,865,324
PTT Exploration & Production PCL	1,884,500	7,674,225
Ratch Group PCL	2,089,700	5,023,892
Tisco Financial Group PCL	682,900	2,278,381

		18,841,822

Turkey - 1.7%

Ford Otomotiv Sanayi AS	148,876	1,500,900
KOC Holding AS	777,981	2,334,878
Tekfen Holding AS	528,431	1,879,457
Tupras Turkiye Petrol Rafinerileri AS	138,490	2,995,186
Turkiye Sise ve Cam Fabrikalari AS	1,735,404	1,290,802
Yapi Ve Kredi Bankasi AS†	9,456,050	3,717,480

		13,718,703

United States - 1.5%

Yum China Holdings, Inc.	263,430	11,967,625

Total Long-Term Investment Securities
(cost $764,813,799)		808,168,176

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio
2.12%(1)(2) (cost $1,961,530)	1,961,530	1,961,530

TOTAL INVESTMENTS
(cost $766,775,329)	98.8%	810,129,706
Other assets less liabilities	1.2	9,609,321

NET ASSETS	100.0%	$819,739,027

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $2,093,081 representing 0.3% of net assets.

(1)

At August 31, 2019, the Fund had loaned securities with a total value of $5,065,460. This was secured by collateral of $1,961,530, which was received in cash and subsequently invested in short-term investments currently valued at $1,961,530 as reported in the Portfolio of Investments and accordingly are not reflected in the Fund’s assets and liabilities. Additional collateral of $3,054,265 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	$93,929
United States Treasury Notes/Bonds	zero coupon to 8.75%	10/31/2019 to 11/15/2048	2,960,336

(2)	The rate shown is the 7-day yield as of August 31, 2019.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

SSE - Shanghai Stock Exchange

SEHK - Hong Kong Stock Exchange

Industry Allocation*
Banks-Commercial	17.3%
Internet Content-Information/News	5.9
Electronic Components-Semiconductors	5.7
Semiconductor Components-Integrated Circuits	5.6
E-Commerce/Products	5.6
Oil Companies-Integrated	4.5
Diversified Financial Services	3.4
Real Estate Operations & Development	2.6
Insurance-Multi-line	2.3
Oil Refining & Marketing	2.3
Food-Retail	2.2
Finance-Mortgage Loan/Banker	2.1
Auto-Cars/Light Trucks	2.0
Oil Companies-Exploration & Production	1.7
Auto/Truck Parts & Equipment-Original	1.5
Retail-Restaurants	1.5
Metal-Iron	1.4
Retail-Hypermarkets	1.4
Retail-Apparel/Shoe	1.3
Steel-Producers	1.3
Applications Software	1.2
Tobacco	1.2
Circuit Boards	1.2
Electric-Generation	1.1
Insurance-Reinsurance	1.1
Schools	1.1
Insurance-Life/Health	1.0
Building Products-Cement	0.9
Electronic Components-Misc.	0.9
Electric-Integrated	0.8
Transport-Truck	0.8
Food-Misc./Diversified	0.7
Metal Processors & Fabrication	0.7
Telephone-Integrated	0.6
Gold Mining	0.6
Metal-Diversified	0.6
Diversified Banking Institutions	0.6
Water	0.6
Petrochemicals	0.6
Airlines	0.6
Diamonds/Precious Stones	0.6
Banks-Special Purpose	0.6
Building & Construction-Misc.	0.5
Machinery-Construction & Mining	0.5
Food-Confectionery	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Semiconductor Equipment	0.5
Medical-Drugs	0.4
Building-Residential/Commercial	0.4
Power Converter/Supply Equipment	0.4
Coal	0.4
Telecommunication Equipment	0.3
Airport Development/Maintenance	0.3
Real Estate Investment Trusts	0.3
Athletic Footwear	0.3
Finance-Leasing Companies	0.3
Advertising Agencies	0.3
Transport-Services	0.3
Diversified Operations	0.3
Engineering/R&D Services	0.3
Metal-Copper	0.3
Building-Heavy Construction	0.3
Registered Investment Companies	0.2
Gas-Distribution	0.2
Insurance-Property/Casualty	0.2
Housewares	0.2
Cosmetics & Toiletries	0.2
Publishing-Books	0.1
Chemicals-Specialty	0.1
Electric-Distribution	0.1
Apparel Manufacturers	0.1
Chemicals-Diversified	0.1
Transport-Rail	0.1
Public Thoroughfares	0.1

98.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$43,598,146	$13,790,927		$—	$57,389,073
Other Countries	737,060,400	13,718,703	**	—	750,779,103
Short-Term Investment Securities	1,961,530	—		—	1,961,530

Total Investments at Value	$782,620,076	$27,509,630		$—	$810,129,706

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.2%
Australia - 5.2%

BGP Holdings PLC†(1)	479,213	$0
Centuria Industrial REIT	1,258,607	2,847,966
Cromwell Property Group#	2,692,397	2,230,230
Goodman Group	880,958	8,614,444
GPT Group	1,461,814	6,290,692
Mirvac Group	1,570,198	3,373,265
Scentre Group	648,626	1,764,742

		25,121,339

Bermuda - 0.2%

Hongkong Land Holdings, Ltd.	179,300	978,978

Canada - 3.4%

Allied Properties Real Estate Investment Trust	85,525	3,372,437
Canadian Apartment Properties REIT	95,485	3,840,485
Chartwell Retirement Residences	514,608	5,766,826
Summit Industrial Income REIT	384,545	3,734,540

		16,714,288

Cayman Islands - 2.7%

CK Asset Holdings, Ltd.	1,799,000	12,218,350
Wharf Real Estate Investment Co., Ltd.	182,000	985,396

		13,203,746

France - 2.5%

Gecina SA	42,735	6,772,769
Klepierre SA	175,498	5,354,377

		12,127,146

Germany - 5.0%

Alstria Office REIT-AG	214,879	3,551,887
Instone Real Estate Group AG†*	56,068	1,142,463
Vonovia SE	390,521	19,442,849

		24,137,199

Hong Kong - 4.1%

Link REIT	722,500	8,109,280
Sun Hung Kai Properties, Ltd.	832,004	11,789,659

		19,898,939

Ireland - 0.8%
Dalata Hotel Group PLC	301,365	1,442,442
Green REIT PLC	1,175,061	2,461,504

		3,903,946

Japan - 13.3%

Activia Properties, Inc.	1,213	5,903,149
GLP J-REIT	5,202	6,414,666
Invincible Investment Corp.	12,178	7,267,710
Japan Rental Housing Investments, Inc.	3,208	2,968,385
Mitsubishi Estate Co., Ltd.	752,100	14,399,881
Mitsui Fudosan Co., Ltd.	261,000	6,255,057
Mitsui Fudosan Logistics Park, Inc.	741	3,079,508
Sankei Real Estate, Inc.#	4,411	5,069,733
Sumitomo Realty & Development Co., Ltd.	347,800	13,079,127

		64,437,216

Norway - 0.8%

Entra ASA*	255,026	3,839,860

Singapore - 2.4%

Ascendas India Trust	4,049,000	4,172,272
CapitaLand, Ltd.	2,238,600	5,597,508
Mapletree Industrial Trust	1,119,900	1,864,146

		11,633,926

Spain - 1.4%

Aedas Homes SAU†*	58,060	1,311,312
Merlin Properties Socimi SA	397,331	5,310,108

		6,621,420

SupraNational - 0.6%

Unibail-Rodamco-Westfield (Euronext Paris)	6,612	865,490
Unibail-Rodamco-Westfield (Euronext Amsterdam)	14,924	1,953,504

		2,818,994

Sweden - 1.3%

Castellum AB	301,860	6,443,395

Switzerland - 1.2%

PSP Swiss Property AG	45,763	6,080,156

United Kingdom - 5.1%

Big Yellow Group PLC	420,481	5,474,560
Derwent London PLC	134,556	5,213,090
Tritax Big Box REIT PLC	2,882,584	4,914,045
Tritax EuroBox PLC* (GBP)	672,689	767,779
Tritax EuroBox PLC* (EUR)	1,390,112	1,573,636
UNITE Group PLC	523,511	6,669,474

		24,612,584

United States - 48.2%

Agree Realty Corp.	48,561	3,627,021
Alexandria Real Estate Equities, Inc.	36,729	5,503,473
American Assets Trust, Inc.	28,403	1,330,965
American Homes 4 Rent, Class A	143,257	3,664,514
American Tower Corp.	84,873	19,536,916
Americold Realty Trust	54,403	1,981,357
AvalonBay Communities, Inc.	49,800	10,585,488
Boston Properties, Inc.	48,572	6,237,616
Camden Property Trust	3,925	424,881
CareTrust REIT, Inc.	46,144	1,097,766
Crown Castle International Corp.	134,369	19,506,348
CyrusOne, Inc.	45,648	3,353,302
Digital Realty Trust, Inc.	30,898	3,819,920
EastGroup Properties, Inc.	10,088	1,256,158
Empire State Realty Trust, Inc., Class A	117,939	1,658,222
EPR Properties	21,149	1,654,909
Equinix, Inc.	17,343	9,647,564
Equity LifeStyle Properties, Inc.	36,440	4,909,197
Equity Residential	46,054	3,903,537
Essential Properties Realty Trust, Inc.	81,019	1,839,941
Essex Property Trust, Inc.	13,868	4,455,234
Extra Space Storage, Inc.	11,482	1,399,885
Federal Realty Investment Trust	21,012	2,714,961
Four Corners Property Trust, Inc.	30,205	860,540
Gaming and Leisure Properties, Inc.	28,404	1,111,164
HCP, Inc.	178,783	6,205,558
Healthcare Realty Trust, Inc.	105,811	3,516,100
Hilton Worldwide Holdings, Inc.	7,066	652,686
Hudson Pacific Properties, Inc.	146,928	4,995,552
Invitation Homes, Inc.	170,756	4,910,943

Iron Mountain, Inc.#	57,856	1,842,714
Liberty Property Trust	43,432	2,263,676
Macerich Co.#	64,025	1,826,633
Mid-America Apartment Communities, Inc.	31,870	4,037,292
National Retail Properties, Inc.	34,140	1,916,961
Omega Healthcare Investors, Inc.	43,122	1,754,203
Park Hotels & Resorts, Inc.	101,432	2,388,724
Pebblebrook Hotel Trust#	139,734	3,768,626
PotlatchDeltic Corp.#	14,425	555,074
Prologis, Inc.	128,706	10,762,396
Public Storage	26,141	6,920,568
QTS Realty Trust, Inc., Class A#	38,841	1,905,539
Rayonier, Inc.	43,565	1,167,542
Realty Income Corp.	39,924	2,946,790
Regency Centers Corp.	63,168	4,074,968
Retail Opportunity Investments Corp.	194,537	3,406,343
Rexford Industrial Realty, Inc.	49,534	2,188,907
RLJ Lodging Trust	117,228	1,900,266
SBA Communications Corp.	5,482	1,438,641
Simon Property Group, Inc.	41,634	6,200,968
STAG Industrial, Inc.	64,411	1,873,072
Sun Communities, Inc.	32,994	4,876,513
Sunstone Hotel Investors, Inc.	96,560	1,268,798
Terreno Realty Corp.	42,834	2,165,687
Ventas, Inc.	110,928	8,141,006
VICI Properties, Inc.	132,410	2,934,206
Vornado Realty Trust	54,114	3,272,274
Weingarten Realty Investors	7,064	187,125
Welltower, Inc.	60,742	5,440,054
Weyerhaeuser Co.	150,932	3,971,021

		233,758,305

Total Long-Term Investment Securities
(cost $428,700,180)		476,331,437

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.7%

State Street Institutional U.S. Government Money Market Fund, Administration Class 1.82%(2) (cost $3,590,198)	3,590,198	3,590,198

TOTAL INVESTMENTS
(cost $432,290,378)	98.9%	479,921,635
Other assets less liabilities	1.1	5,365,185

NET ASSETS	100.0%	$485,286,820

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $8,635,050 representing 1.8% of net assets.

#	The security or a portion thereof is out on loan.

At August 31, 2019, the Fund had loaned securities with a total value of $10,631,112. This was secured by collateral of $11,009,515 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	$112,653
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	10,896,862

(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2019.

EUR - Euro Currency

GBP - British Pound

Euronext Paris - Euronext Stock Exchange, Paris

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

Industry Allocation*

Real Estate Investment Trusts	73.9%
Real Estate Operations & Development	15.6
Real Estate Management/Services	7.8
Registered Investment Companies	0.7
Private Equity	0.5
Hotels/Motels	0.4

98.9%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$25,121,339	$—	$0	$25,121,339
Other Countries	451,210,098	—	—	451,210,098
Short-Term Investment Securities	3,590,198	—	—	3,590,198

Total Investments at Value	$479,921,635	$—	$0	$479,921,635

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount(4)	Value (Note 1)
COMMON STOCKS - 53.5%
Canada - 2.3%

Barrick Gold Corp.	137,500	$2,664,750
Husky Energy, Inc.	142,300	950,163
Wheaton Precious Metals Corp.	123,600	3,635,403

		7,250,316

Cayman Islands - 1.5%

Baidu, Inc. ADR†	16,520	1,725,845
CK Hutchison Holdings, Ltd.	339,000	2,953,127

		4,678,972

China - 0.7%

China Telecom Corp., Ltd.	5,036,000	2,254,523

Denmark - 0.5%

Vestas Wind Systems A/S	20,760	1,525,357

France - 5.3%

BNP Paribas SA	78,576	3,543,739
Cie de Saint-Gobain	44,395	1,601,364
Cie Generale des Etablissements Michelin SCA	13,460	1,414,231
Sanofi	36,049	3,095,086
TOTAL SA	60,774	3,031,763
Veolia Environnement SA	166,623	3,983,011

		16,669,194

Germany - 5.8%

Bayer AG	37,351	2,764,348
Deutsche Telekom AG	367,578	6,130,899
E.ON SE	304,855	2,832,854
Fresenius Medical Care AG & Co. KGaA	23,057	1,550,856
Merck KGaA	24,537	2,622,847
Siemens AG ADR	45,043	2,248,096

		18,149,900

Hong Kong - 0.6%

China Mobile, Ltd.	239,000	1,979,880

Ireland - 2.4%

Allergan PLC	26,065	4,163,102
Bank of Ireland Group PLC	308,709	1,174,610
CRH PLC	65,700	2,186,445

		7,524,157

Israel - 0.4%

Teva Pharmaceutical Industries, Ltd. ADR†#	157,870	1,089,303

Italy - 0.9%

Eni SpA	188,620	2,835,901

Japan - 5.3%

IHI Corp.	27,600	537,529
Kirin Holdings Co., Ltd.	143,000	2,824,733
Mitsui Fudosan Co., Ltd.	144,400	3,460,652
Seven & i Holdings Co., Ltd.#	79,800	2,822,127
Sumitomo Metal Mining Co., Ltd.	62,700	1,765,586
Sumitomo Mitsui Financial Group, Inc.	80,100	2,626,897
Takeda Pharmaceutical Co., Ltd.	75,133	2,538,970

		16,576,494

Luxembourg - 0.9%

SES SA FDR	69,568	1,120,502
Tenaris SA	156,722	1,707,640

		2,828,142

Netherlands - 1.8%

ING Groep NV	283,195	2,706,901
NXP Semiconductors NV	29,700	3,033,558

		5,740,459

Norway - 0.8%

Yara International ASA	56,755	2,462,111

Singapore - 0.8%

Singapore Telecommunications, Ltd.	1,058,500	2,417,903

South Korea - 1.5%

KB Financial Group, Inc. ADR	35,528	1,155,015
Samsung Electronics Co., Ltd.	96,297	3,498,096

		4,653,111

Switzerland - 1.7%

Novartis AG	19,119	1,719,406
Roche Holding AG	13,617	3,722,920

		5,442,326

Taiwan - 0.7%

Taiwan Semiconductor Manufacturing Co., Ltd.	261,914	2,159,686

United Kingdom - 5.8%

BAE Systems PLC	579,631	3,848,088
BP PLC	579,669	3,528,116
Royal Dutch Shell PLC, Class B	117,298	3,232,793
Standard Chartered PLC	465,626	3,524,087
Vodafone Group PLC ADR	220,547	4,150,695

		18,283,779

United States - 13.8%

Apache Corp.	51,360	1,107,835
Capital One Financial Corp.	19,520	1,690,822
Citigroup, Inc.	57,030	3,669,880
Comcast Corp., Class A	76,930	3,404,922
CommScope Holding Co., Inc.†	112,400	1,207,176
Crown Holdings, Inc.†	25,400	1,672,336
Exxon Mobil Corp.	49,000	3,355,520
Gilead Sciences, Inc.	33,550	2,131,767
Kellogg Co.	34,300	2,154,040
Kroger Co.	148,400	3,514,112
Laboratory Corp. of America Holdings†	20,200	3,384,712
Oracle Corp.	67,660	3,522,380
Tapestry, Inc.	46,700	964,355
United Parcel Service, Inc., Class B	14,700	1,744,302
Verizon Communications, Inc.	93,700	5,449,592
Wells Fargo & Co.	96,700	4,503,319

		43,477,070

Total Common Stocks
(cost $183,436,143)		167,998,584

FOREIGN GOVERNMENT OBLIGATIONS - 22.4%
Argentina - 0.6%

Republic of Argentina Bonds 4.00% due 03/06/2020(1)	ARS	5,000	67
Republic of Argentina Notes 4.50% due 02/13/2020		439,000	276,570
Republic of Argentina Bonds 15.50% due 10/17/2026	ARS	79,847,000	469,619
Republic of Argentina Bonds 16.00% due 10/17/2023	ARS	43,574,000	256,280
Republic of Argentina Notes 18.20% due 10/03/2021	ARS	40,723,000	239,512
Republic of Argentina Bills 34.27% due 10/29/2020	ARS	332,000	2,511
Republic of Argentina Bills 32.75% due 07/29/2020	ARS	8,069,000	86,579
Republic of Argentina Bills 40.37% due 10/29/2020	ARS	1,525,000	11,532
Republic of Argentina Bills 40.98% due 10/29/2020	ARS	504,000	3,811
Republic of Argentina Bills 39.00% due 07/29/2020	ARS	530,000	5,687
Republic of Argentina Bills 21.57% due 04/28/2020	ARS	598,000	6,532
Republic of Argentina Bills 39.47% due 03/30/2020	ARS	27,992,900	327,254
Republic of Argentina Bills 59.29% due 10/29/2020	ARS	252,000	1,906
Republic of Argentina Bills 40.19% due 04/28/2020	ARS	11,387,000	124,378
Republic of Argentina Bills 21.81% due 04/28/2020	ARS	400,000	4,369
Republic of Argentina Bills 50.09% due 05/28/2020	ARS	133,000	1,341
Republic of Argentina Bills 67.11% due 10/29/2020	ARS	705,000	5,331
Republic of Argentina FRS Bonds 54.62% (BADLARPP+2.00%) due 04/03/2022	ARS	2,800,000	23,526
Republic of Argentina FRS Bonds 66.97% (ARLLMONP+0.00%) due 06/21/2020	ARS	10,000	77

			1,846,882

Brazil - 4.7%

Federative Republic of Brazil Bills zero coupon due 01/01/2020	BRL	210,000	49,805
Federative Republic of Brazil Bills zero coupon due 04/01/2020	BRL	790,000	185,009
Federative Republic of Brazil Bills zero coupon due 07/01/2020	BRL	2,320,000	536,402
Federative Republic of Brazil Bills zero coupon due 04/01/2021	BRL	370,000	81,799
Federative Republic of Brazil Bills zero coupon due 07/01/2021	BRL	10,820,000	2,353,299
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	3,660,000	945,565
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2023	BRL	11,195,000	3,008,509
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	15,050,000	4,150,910
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	12,430,000	3,489,081

			14,800,379

Colombia - 0.6%

Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	18,157
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	722,737
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	2,400,700,000	771,818
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	99,706
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	443,285

			2,055,703

Ghana - 0.7%

Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	254,114
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	764,155
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	254,218
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	755,525
Republic of Ghana Bonds 21.50% due 03/09/2020	GHS	50,000	9,328
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	9,878
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	9,845
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	9,935

			2,066,998

India - 4.1%

Republic of India Senior Notes 6.79% due 05/15/2027	INR	380,000,000	5,353,499
Republic of India Senior Notes 6.84% due 12/19/2022	INR	40,000,000	577,900
Republic of India Senior Notes 7.16% due 05/20/2023	INR	150,000,000	2,166,159
Republic of India Senior Notes 7.68% due 12/15/2023	INR	128,000,000	1,881,259
Republic of India Senior Notes 8.08% due 08/02/2022	INR	142,000,000	2,097,163
Republic of India Senior Notes 8.20% due 02/15/2022	INR	60,000,000	883,101

			12,959,081

Indonesia - 3.7%

Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	5,921
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	20,985
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	329,462
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	85,869,000,000	6,414,839
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	2,285,000,000	176,550
Republic of Indonesia Senior Notes 10.25% due 07/15/2022	IDR	116,000,000	8,963
Republic of Indonesia Senior Notes 10.50% due 08/15/2030	IDR	260,000,000	22,165
Republic of Indonesia Senior Notes 11.00% due 11/15/2020	IDR	13,282,000,000	988,402
Republic of Indonesia Senior Notes 11.50% due 09/15/2019	IDR	29,607,000,000	2,091,771
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	551,919
Republic of Indonesia Senior Notes 12.90% due 06/15/2022	IDR	10,859,000,000	887,614

			11,498,591

Mexico - 3.8%

United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,628,255	129,673
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	50,300,000	2,487,455
United Mexican States Bonds 6.50% due 06/10/2021	MXN	20,960,000	1,036,261
United Mexican States Bonds 6.50% due 06/09/2022	MXN	59,150,000	2,918,380
United Mexican States Senior Notes 7.25% due 12/09/2021	MXN	76,290,000	3,824,987
United Mexican States Bonds 8.00% due 06/11/2020	MXN	17,060,000	854,911
United Mexican States Senior Notes 8.00% due 12/07/2023	MXN	8,520,000	442,135
United Mexican States Bonds 10.00% due 12/05/2024	MXN	6,840,000	387,871

			12,081,673

South Korea - 4.2%

Republic of South Korea Senior Notes 1.25% due 12/10/2019	KRW	2,127,000,000	1,756,137
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,207,700,000	1,000,210
Republic of South Korea Senior Notes 1.75% due 06/10/2020	KRW	98,000,000	81,260
Republic of South Korea Senior Notes 1.88% due 03/10/2022	KRW	257,000,000	215,645
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	6,554,150
Republic of South Korea Senior Notes 2.05% due 10/05/2020	KRW	400,000,000	333,179
Republic of South Korea Senior Notes 2.06% due 12/02/2019	KRW	768,000,000	635,216
Republic of South Korea Senior Notes 2.14% due 06/02/2020	KRW	851,000,000	707,566
Republic of South Korea Senior Notes 2.16% due 02/02/2020	KRW	98,000,000	81,191
Republic of South Korea Senior Notes 3.00% due 09/10/2024	KRW	579,100,000	518,530
Republic of South Korea Senior Notes 4.25% due 06/10/2021	KRW	1,400,000,000	1,217,085

Total Foreign Government Obligations			13,100,169

(cost $84,020,023)			70,409,476

Total Long-Term Investment Securities
(cost $267,456,166)			238,408,060

SHORT-TERM INVESTMENT SECURITIES - 19.5%
Foreign Government Obligations - 4.0%

Government of Japan
(0.15)% due 10/07/2019	JPY	152,000,000	1,430,938
(0.15)% due 10/15/2019	JPY	122,000,000	1,148,552
(0.16)% due 10/07/2019	JPY	77,800,000	732,415
(0.16)% due 10/15/2019	JPY	150,400,000	1,415,920
(0.18)% due 12/10/2019	JPY	192,000,000	1,808,125

			6,535,950

Republic of South Korea 1.55% due 09/17/2019	KRW	2,510,000,000	2,071,139
1.72% due 05/09/2020	KRW	620,000,000	513,654
1.80% due 09/09/2019	KRW	768,000,000	634,085
1.87% due 11/09/2019	KRW	590,000,000	487,580

			3,706,458

United Mexican States 8.27% due 04/02/2020	MXN	251,978,000	1,200,159
8.37% due 01/02/2020	MXN	7,141,800	346,709
8.40% due 01/02/2020	MXN	4,276,300	207,600
8.47% due 01/02/2020	MXN	4,276,300	207,600
8.58% due 01/02/2020	MXN	8,766,400	425,578

			2,387,646

			12,630,054

Registered Investment Companies - 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(2)(3)		2,937,800	2,937,800
U.S. Government Agencies - 8.8%

Federal Home Loan Bank Disc. Notes 1.93% due 09/03/2019		27,720,000	27,720,000
U.S. Government Treasuries - 5.8%

United States Treasury Bills Disc. Notes 2.35% due 09/05/2019		9,040,000	9,039,107
2.36% due 11/29/2019		9,040,000	8,997,505

			18,036,612

Total Short-Term Investment Securities
(cost $66,281,943)			61,324,466

REPURCHASE AGREEMENTS - 2.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount of $6,201,289 collateralized by $6,125,000 of United States Treasury Notes, bearing interest at 2.38% due 03/15/2022 and having an approximate value of $6,328,007 (cost $6,201,000)		$6,201,000	6,201,000

TOTAL INVESTMENTS
(cost $339,939,109)		97.4%	305,933,526
Other assets less liabilities		2.6	8,263,962

NET ASSETS		100.0%	$314,197,488

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Principal amount of security is adjusted for inflation.
(2)

At August 31, 2019, the Fund had loaned securities with a total value of $3,896,659. This was secured by collateral of $2,937,800, which was received in cash and subsequently invested in short-term investments currently valued at $2,937,800 as reported in the Portfolio of Investments. Additional collateral of $1,122,452 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Notes/Bonds	0.13% to 4.25%	04/15/2020 to 02/15/2048	$1,122,452

(3)	The rate shown is the 7-day yield as of August 31, 2019.
(4)	Denominated in United States Dollars unless otherwise indicated.

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

ARS - Argentine Peso

BRL - Brazilian Real

COP - Colombian Peso

GHS - Ghanaian Cedi

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

ARLLMONP - Argentina Blended Policy Rate

BADLARPP - Argentina Deposit Rates Badlar 30-35 days

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	117,036	USD	133,260	10/08/2019	$4,287	$—
	EUR	584,552	USD	671,884	10/16/2019	27,310	—
	EUR	2,236,820	USD	2,531,074	10/29/2019	62,099	—
	EUR	2,236,820	USD	2,529,239	10/31/2019	59,883	—
	EUR	1,211,078	USD	1,374,404	11/20/2019	35,507	—
	EUR	1,085,049	USD	1,229,116	12/04/2019	28,369	—
	EUR	117,110	USD	134,012	12/09/2019	4,366	—
	EUR	605,539	USD	690,314	12/18/2019	19,503	—

						241,324	—

Barclays Bank PLC	EUR	47,026	USD	53,957	09/30/2019	2,167	—
	EUR	183,000	USD	209,551	10/11/2019	7,838	—
	EUR	47,026	USD	53,172	11/29/2019	1,150	—
	EUR	94,051	USD	105,689	02/28/2020	934	—

						12,089	—

BNP Paribas SA	EUR	118,000	USD	133,415	11/29/2019	2,879	—
	INR	26,630,700	USD	376,390	09/06/2019	3,532	—
	INR	7,430,000	USD	106,114	09/12/2019	2,155	—
	INR	26,410,300	USD	378,501	10/07/2019	9,974	—
	INR	26,630,700	USD	368,173	11/06/2019	—	(2,053)
	USD	371,522	INR	26,630,700	09/06/2019	1,336	—
	USD	2,386,998	JPY	249,916,570	06/24/2020	11,286	—

						31,162	(2,053)

Citibank N.A.	EUR	1,149,526	BRL	5,260,000	10/02/2019	1,650	—
	EUR	89,576	USD	102,423	10/15/2019	3,657	—
	EUR	1,104,900	USD	1,251,078	11/04/2019	30,938	—
	EUR	1,906,904	USD	2,179,401	11/15/2019	71,980	—
	INR	89,453,000	USD	1,283,157	09/16/2019	32,075	—
	KRW	524,000,000	USD	465,583	09/20/2019	32,791	—
	KRW	538,612,000	USD	474,130	10/17/2019	28,911	—
	KRW	1,051,000,000	USD	899,521	11/15/2019	30,002	—
	KRW	1,245,000,000	USD	1,029,096	11/21/2019	—	(1,103)
	KRW	1,049,895,196	USD	895,280	01/29/2020	24,423	—
	KRW	889,209,609	USD	740,114	02/26/2020	1,787	—
	KRW	1,049,895,195	USD	873,857	02/28/2020	2,046	—
	USD	739,303	JPY	78,507,300	09/26/2019	897	—
	USD	1,571,872	JPY	166,225,100	11/26/2019	1,794	—
	USD	1,669,687	JPY	175,367,100	02/26/2020	1,629	—
	USD	1,137,389	JPY	119,577,800	02/27/2020	2,318	—
	USD	2,199,638	JPY	229,639,000	02/28/2020	—	(10,767)
	USD	1,392,178	JPY	143,881,000	08/31/2020	—	(6,356)

						266,898	(18,226)

Deutsche Bank AG	EUR	595,000	USD	677,556	10/08/2019	21,867	—
	EUR	540,927	USD	618,361	10/15/2019	21,937	—
	EUR	133,000	USD	151,833	10/24/2019	5,086	—
	EUR	68,877	USD	78,407	10/25/2019	2,405	—
	EUR	2,905,954	USD	3,289,540	10/30/2019	81,736	—
	EUR	2,907,096	USD	3,287,271	11/29/2019	71,324	—
	EUR	595,000	USD	680,275	12/09/2019	21,584	—
	EUR	3,247,000	USD	3,700,281	12/18/2019	103,280	—
	EUR	68,878	USD	78,439	01/23/2020	1,930	—
	KRW	920,000,000	USD	780,852	09/10/2019	21,204	—
	KRW	2,075,000,000	USD	1,755,499	11/29/2019	38,104	—
	KRW	920,000,000	USD	762,473	02/10/2020	—	(974)
	NOK	2,621,000	USD	289,089	09/03/2019	1,453	—
	SEK	3,565,000	USD	366,001	09/03/2019	2,769	—
	USD	293,269	NOK	2,621,000	09/03/2019	—	(5,632)
	USD	372,192	SEK	3,565,000	09/03/2019	—	(8,959)
	USD	1,227,999	NOK	10,495,000	09/23/2019	—	(75,666)
	USD	460,482	NOK	3,947,000	09/24/2019	—	(27,098)
	USD	453,541	SEK	4,246,000	09/24/2019	—	(20,332)
	USD	759,492	SEK	7,153,000	09/25/2019	—	(29,639)
	USD	1,827,305	SEK	17,169,721	09/26/2019	—	(75,280)
	USD	289,326	NOK	2,621,000	10/03/2019	—	(1,475)
	USD	366,770	SEK	3,565,000	10/03/2019	—	(2,815)
	USD	718,648	SEK	6,916,344	10/29/2019	—	(11,377)
	USD	583,462	NOK	5,194,000	11/14/2019	—	(12,650)
	USD	240,095	NOK	2,143,000	11/18/2019	—	(4,572)
	USD	963,230	NOK	8,667,000	11/19/2019	—	(10,686)
	USD	73,938	SEK	709,000	11/19/2019	—	(1,345)
	USD	716,984	NOK	6,425,000	11/26/2019	—	(10,790)
	USD	1,482,893	SEK	14,244,000	11/26/2019	—	(23,896)
	USD	1,072,410	SEK	10,317,935	11/29/2019	—	(15,374)
	USD	963,525	NOK	8,667,000	12/19/2019	—	(10,707)
	USD	717,500	NOK	6,425,000	02/26/2020	—	(10,779)

						394,679	(360,046)

Goldman Sachs International	EUR	161,487	USD	186,222	09/23/2019	8,475	—
	EUR	161,526	USD	185,327	10/23/2019	7,119	—
	EUR	79,216	USD	89,641	10/29/2019	2,203	—
	EUR	484,500	USD	549,593	11/20/2019	13,958	—
	EUR	161,487	USD	183,150	11/21/2019	4,607	—
	EUR	236,784	USD	267,868	11/29/2019	5,928	—

						42,290	—

HSBC Bank PLC	AUD	3,450,000	JPY	258,854,400	12/12/2019	123,423	—
	AUD	880,000	JPY	65,428,440	03/13/2020	28,666	—
	AUD	890,000	JPY	65,987,715	06/12/2020	29,491	—
	EUR	1,065,913	JPY	125,720,514	09/24/2019	11,831	—
	EUR	517,579	USD	592,623	10/11/2019	22,119	—
	EUR	235,000	USD	268,015	11/14/2019	8,322	—
	EUR	1,065,885	JPY	125,758,815	11/22/2019	11,723	—
	EUR	1,065,885	JPY	125,778,321	02/25/2020	11,703	—
	EUR	1,065,885	JPY	125,857,943	05/22/2020	11,825	—
	EUR	1,065,885	JPY	125,952,699	08/24/2020	11,873	—
	INR	22,443,000	USD	318,137	09/06/2019	3,912	—
	INR	124,037,566	USD	1,777,962	09/11/2019	42,260	—
	INR	24,050,542	USD	342,503	09/16/2019	6,134	—
	INR	62,448,000	USD	901,516	09/19/2019	28,403	—
	INR	22,542,000	USD	323,021	10/03/2019	8,320	—
	INR	47,978,000	USD	666,917	11/13/2019	428	—
	JPY	49,033,910	USD	461,977	09/06/2019	355	—
	JPY	193,768,800	USD	1,831,429	10/21/2019	1,273	—
	JPY	125,117,730	USD	1,185,894	12/06/2019	624	—
	JPY	201,326,000	USD	1,909,679	12/19/2019	656	—
	JPY	59,424,560	USD	567,318	03/23/2020	68	—
	KRW	1,485,000,000	USD	1,315,964	09/20/2019	89,445	—
	KRW	780,129,587	USD	666,037	10/15/2019	21,218	—
	KRW	323,600,000	USD	287,389	10/17/2019	19,900	—
	KRW	3,173,000,000	USD	2,618,851	11/12/2019	—	(6,023)
	KRW	250,870,413	USD	214,456	01/28/2020	6,374	—
	KRW	3,737,958,907	USD	3,194,018	01/30/2020	93,378	—
	USD	456,186	JPY	49,033,910	09/06/2019	5,436	—
	USD	1,806,318	JPY	193,768,800	10/21/2019	23,837	—
	USD	1,173,062	JPY	125,117,730	12/06/2019	12,208	—
	USD	1,878,870	JPY	201,326,000	12/19/2019	30,153	—
	USD	462,185	JPY	49,033,910	03/06/2020	5,422	—
	USD	2,746,874	JPY	291,865,120	03/23/2020	39,189	—
	USD	464,866	JPY	49,033,920	06/08/2020	5,273	—

						715,242	(6,023)

JPMorgan Chase Bank N.A.	AUD	2,260,000	JPY	170,039,106	09/12/2019	79,061	—
	AUD	1,019,000	USD	731,326	10/11/2019	44,303	—
	AUD	2,220,750	USD	1,591,756	10/15/2019	94,328	—
	AUD	2,964,500	USD	2,140,562	10/23/2019	141,180	—
	AUD	1,740,000	USD	1,225,047	10/29/2019	51,320	—
	AUD	1,019,000	USD	714,090	11/13/2019	26,442	—
	AUD	2,403,500	USD	1,683,772	11/15/2019	61,744	—
	AUD	2,726,813	JPY	196,011,736	11/21/2019	14,572	—
	AUD	2,964,500	USD	2,058,875	11/22/2019	57,891	—
	AUD	1,560,000	JPY	116,928,396	12/12/2019	54,683	—
	AUD	2,220,750	USD	1,555,891	01/15/2020	54,988	—
	AUD	2,726,813	JPY	195,134,794	02/21/2020	14,501	—
	AUD	2,040,000	JPY	152,236,142	03/12/2020	71,748	—
	AUD	2,726,813	JPY	194,474,904	05/21/2020	14,932	—
	AUD	2,430,000	JPY	180,240,549	06/12/2020	81,210	—
	AUD	2,726,812	JPY	193,794,288	08/21/2020	14,916	—
	EUR	145,167	USD	164,832	09/25/2019	5,024	—
	EUR	197,305	USD	225,975	10/11/2019	8,495	—
	EUR	74,000	USD	84,934	10/23/2019	3,291	—
	EUR	686,000	USD	776,058	10/29/2019	18,860	—
	EUR	126,839	USD	144,037	11/08/2019	3,930	—
	EUR	84,559	USD	95,356	11/13/2019	1,918	—
	EUR	243,819	USD	276,863	11/20/2019	7,311	—
	EUR	1,928,163	USD	2,184,397	11/21/2019	52,583	—
	EUR	1,928,163	USD	2,150,018	11/22/2019	18,054	—
	EUR	2,120,000	USD	2,407,525	12/05/2019	61,294	—
	INR	96,228,200	USD	1,362,803	09/03/2019	15,211	—
	INR	97,052,000	USD	1,387,881	09/18/2019	30,809	—
	INR	96,228,200	USD	1,331,187	11/04/2019	—	(6,895)
	INR	33,830,000	USD	469,776	11/20/2019	187	—
	JPY	42,127,060	USD	395,504	09/06/2019	—	(1,095)
	JPY	122,080,270	USD	1,149,805	10/21/2019	—	(3,248)
	JPY	40,736,200	USD	384,733	12/05/2019	—	(1,142)
	JPY	42,377,430	USD	400,258	12/06/2019	—	(1,193)
	JPY	98,894,600	USD	934,825	12/20/2019	—	(2,987)
	JPY	46,569,920	USD	442,665	03/06/2020	—	(1,444)
	JPY	197,576,600	USD	1,879,798	03/23/2020	—	(6,213)
	JPY	51,279,430	USD	487,913	03/24/2020	—	(1,615)
	JPY	46,569,920	USD	445,000	06/08/2020	—	(1,515)
	JPY	98,894,610	USD	945,678	06/22/2020	—	(3,245)
	USD	1,343,969	INR	96,228,200	09/03/2019	3,623	—
	USD	392,343	JPY	42,127,060	09/06/2019	4,255	—
	USD	161,561	EUR	145,167	09/25/2019	—	(1,752)
	USD	690,526	AUD	1,019,000	10/11/2019	—	(3,503)
	USD	219,866	EUR	197,305	10/11/2019	—	(2,386)
	USD	1,505,062	AUD	2,220,750	10/15/2019	—	(7,634)
	USD	1,137,164	JPY	122,080,270	10/21/2019	15,890	—
	USD	2,009,569	AUD	2,964,500	10/23/2019	—	(10,187)
	USD	82,533	EUR	74,000	10/23/2019	—	(891)
	USD	1,179,701	AUD	1,740,000	10/29/2019	—	(5,974)
	USD	765,427	EUR	686,000	10/29/2019	—	(8,228)
	USD	141,623	EUR	126,839	11/08/2019	—	(1,516)
	USD	691,124	AUD	1,019,000	11/13/2019	—	(3,476)
	USD	1,318,561	AUD	1,944,000	11/15/2019	—	(6,632)
	USD	272,472	EUR	243,819	11/20/2019	—	(2,920)
	USD	2,154,899	EUR	1,928,163	11/21/2019	—	(23,085)
	USD	2,155,034	EUR	1,928,163	11/22/2019	—	(23,071)
	USD	1,116,553	JPY	118,183,900	11/27/2019	2,373	—
	USD	381,764	JPY	40,736,200	12/05/2019	4,111	—
	USD	397,245	JPY	42,377,430	12/06/2019	4,207	—
	USD	923,434	JPY	98,894,600	12/20/2019	14,378	—
	USD	1,124,115	JPY	118,186,100	02/27/2020	2,328	—
	USD	439,434	JPY	46,569,920	03/06/2020	4,675	—
	USD	1,857,995	JPY	197,576,600	03/23/2020	28,016	—
	USD	486,813	JPY	51,279,430	03/24/2020	2,715	—
	USD	442,020	JPY	46,569,920	06/08/2020	4,494	—
	USD	935,157	JPY	98,894,610	06/22/2020	13,767	—

						1,209,618	(131,847)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	156,081	11/29/2019	3,420	—

Standard Chartered Bank	EUR	1,019,570	USD	1,164,482	09/30/2019	41,623	—
	EUR	1,210,000	USD	1,389,794	10/17/2019	55,448	—
	EUR	999,742	USD	1,131,309	10/29/2019	27,806	—
	EUR	3,642,368	USD	4,136,200	12/05/2019	105,146	—
	INR	55,008,000	USD	779,056	09/03/2019	8,717	—
	INR	114,436,600	USD	1,620,112	09/06/2019	17,879	—
	INR	45,804,000	USD	620,188	02/27/2020	—	(8,328)
	INR	55,008,000	USD	746,777	02/28/2020	—	(7,947)
	INR	114,436,600	USD	1,551,914	03/03/2020	—	(17,452)
	USD	764,898	INR	55,008,000	09/03/2019	5,442	—
	USD	1,589,640	INR	114,436,600	09/06/2019	12,592	—

						274,653	(33,727)

UBS AG	EUR	226,932	USD	258,477	10/09/2019	8,378	—
	EUR	1,679,100	USD	1,928,917	10/23/2019	76,405	—
	EUR	1,733,621	USD	1,964,782	11/21/2019	48,058	—
	EUR	176,932	USD	200,706	12/05/2019	4,893	—

						137,734	—

Net Unrealized Appreciation (Depreciation)						$3,329,109	$(551,922)

AUD - Australian Dollar

BRL - Brazilian Real

EUR - Euro Currency

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	8,279	03/08/2027	3 Months USD - LIBOR/Quarterly	2.46%/Semi - annually	$—	$(664,862)
USD	11,200	03/08/2047	3 Months USD - LIBOR/Quarterly	2.70%/Semi - annually	—	(2,981,853)
USD	1,012	02/20/2048	3 Months USD - LIBOR/Quarterly	2.98%/Semi - annually	—	(345,143)
USD	1,012	02/22/2048	3 Months USD - LIBOR/Quarterly	3.00%/Semi - annually	—	(350,573)
USD	1,012	02/23/2048	3 Months USD - LIBOR/Quarterly	3.02%/Semi - annually	—	(354,654)

						$(4,697,085)

USD - United States Dollar

LIBOR - London Interbank Offered rate

Industry Allocation*

Sovereign	21.8%
U.S. Government Agencies	8.8
Medical-Drugs	6.5
U.S. Government Treasuries	5.8
Oil Companies-Integrated	5.5
Foreign Government Obligations	4.1
Telephone-Integrated	3.7
Diversified Banking Institutions	3.1
Banks-Commercial	2.3
Food-Retail	2.0
Repurchase Agreements	2.0
Cellular Telecom	1.9
Semiconductor Components-Integrated Circuits	1.7
Telecom Services	1.5
Banks-Super Regional	1.4
Water	1.3
Aerospace/Defense	1.2
Precious Metals	1.2
Enterprise Software/Service	1.1
Electronic Components-Semiconductors	1.1
Real Estate Operations & Development	1.1
Cable/Satellite TV	1.1
Medical Labs & Testing Services	1.1
Diversified Operations	0.9
Registered Investment Companies	0.9
Electric-Generation	0.9
Brewery	0.9
Gold Mining	0.8
Agricultural Chemicals	0.8
Diversified Manufacturing Operations	0.7
Building Products-Cement	0.7
Food-Misc./Diversified	0.7
Medical-Biomedical/Gene	0.7
Diversified Minerals	0.6
Transport-Services	0.6
Web Portals/ISP	0.6
Central Bank	0.5
Steel Pipe & Tube	0.5
Finance-Credit Card	0.5
Containers-Metal/Glass	0.5
Building & Construction Products-Misc.	0.5
Dialysis Centers	0.5
Energy-Alternate Sources	0.5
Rubber-Tires	0.4
Telecommunication Equipment	0.4
Diversified Financial Services	0.4
Satellite Telecom	0.4
Medical-Generic Drugs	0.4
Oil Companies-Exploration & Production	0.3
Apparel Manufacturers	0.3
Aerospace/Defense-Equipment	0.2

97.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$167,998,584	$—	$—	167,998,584
Foreign Government Obligations	—	70,409,476	—	70,409,476
Short-Term Investment Securities:
Registered Investment Companies	2,937,800	—	—	2,937,800
Other Short-Term Investments	—	58,386,666	—	58,386,666
Repurchase Agreements	—	6,201,000	—	6,201,000

Total Investments at Value	$170,936,384	$134,997,142	$—	$305,933,526

Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$3,329,109	$—	$3,329,109

LIABILITIES:
Other Financial Instruments:†

Centrally Cleared Interest Rate Swap Contracts	$—	$4,697,085	$—	$4,697,085
Forward Foreign Currency Contracts	—	551,922	—	551,922

Total Other Financial Instruments	$—	$5,249,007	$—	$5,249,007

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.0%
Diversified Financial Services - 5.0%

BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	$328,356	$332,031
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.80% due 08/15/2045(1)(2)(3)	774,420	30,070
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	67,810	68,234
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.67% due 09/10/2035*(1)(3)	398,000	431,740
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,194,437
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	445,907	445,314
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	298,906	302,750
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	691,848	691,148
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	1,000,000	1,037,399
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	552,607	552,200
UBS Commercial Mortgage Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(1)	1,500,000	1,626,454
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	224,005
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	318,822

Total Asset Backed Securities
(cost $7,036,267)		7,254,604

U.S. CORPORATE BONDS & NOTES - 3.3%
Airlines - 0.7%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	670,940	690,915
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	309,302	322,692

		1,013,607

Diversified Banking Institutions - 0.3%

Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	170,924
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	320,772

		491,696

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	240,963

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	110,630

Insurance-Mutual - 0.1%

New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	154,154

Insurance-Property/Casualty - 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	134,096

Medical Instruments - 0.1%

Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	99,000	102,403

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	153,501

Oil Companies-Exploration & Production - 0.1%

Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	116,000	121,555

Pharmacy Services - 0.3%

CVS Health Corp. Senior Notes 4.30% due 03/25/2028	440,000	479,802

Pipelines - 0.4%

Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	190,000	194,078
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	136,451
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	140,022
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	171,000	170,855

		641,406

Real Estate Investment Trusts - 0.2%
Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	243,816

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	344,514

Telephone-Integrated - 0.3%

AT&T, Inc. Senior Notes 3.60% due 07/15/2025	500,000	526,845

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	91,463
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,054

		113,517

Total U.S. Corporate Bonds & Notes
(cost $4,675,741)		4,872,505

FOREIGN CORPORATE BONDS & NOTES - 1.1%
Building Products-Air & Heating - 0.2%

Johnson Controls International PLC Senior Notes 5.00% due 03/30/2020	200,000	202,758

Diversified Banking Institutions - 0.7%

Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	423,026
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	221,071
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	369,617

		1,013,714

Medical-Generic Drugs - 0.1%

Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	129,423

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	183,719

Total Foreign Corporate Bonds & Notes
(cost $1,482,313)		1,529,614

U.S. GOVERNMENT AGENCIES - 55.4%
Federal Farm Credit Bank - 0.7%

3.35% due 10/21/2025	1,000,000	1,093,748

Federal Home Loan Mtg. Corp. - 14.0%

3.50% due 06/01/2033	1,200,397	1,251,969
4.50% due 09/01/2019	256	256
4.50% due 09/01/2039	389,343	421,793
4.50% due 11/01/2039	213,382	231,198
4.50% due 02/01/2040	296,825	321,750
4.50% due 04/01/2040	27,948	30,293
4.50% due 06/01/2040	64,559	69,015
4.50% due 08/01/2040	328,888	356,388
4.50% due 03/01/2041	1,090,086	1,181,345
4.50% due 04/01/2041	141,647	153,493
4.50% due 06/01/2041	255,503	276,960
5.00% due 10/01/2034	21,753	23,202
5.50% due 12/01/2036	17,149	19,298
6.00% due 11/01/2033	54,414	62,337
6.50% due 02/01/2032	21,186	24,320
8.00% due 02/01/2030	558	559
8.00% due 08/01/2030	164	197
8.00% due 06/01/2031	1,345	1,527
Federal Home Loan Mtg. Corp. FRS 4.71% (12 ML+1.81%) due 12/01/2035	6,846	7,198
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	842,224	875,858
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	615,239
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	457,410
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)(3)	1,000,000	1,076,759
Federal Home Loan Mtg. Corp. REMIC
Series 4150, Class GE 2.00% due 01/15/2033(4)	1,049,676	1,050,654
Series 4186, Class JE 2.00% due 03/15/2033(4)	296,289	297,714
Series 4594, Class GN 2.50% due 02/15/2045(4)	725,058	737,707
Series 3981, Class PA 3.00% due 04/15/2031(4)	211,449	213,430
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,851,316
Series 4150, Class IG 3.00% due 01/15/2033(2)(4)	3,159,643	261,499
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	1,072,089
Series 4365, Class HZ 3.00% due 01/15/2040(4)	815,165	842,534
Series 4599, Class PA 3.00% due 09/15/2045(4)	1,297,030	1,348,102
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,066,483
Series 3813, Class D 4.00% due 02/15/2026(4)	1,000,000	1,076,854
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	507,313

Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,623,153
Series 3786, Class PB 4.50% due 07/15/2040(4)	880,522	912,631
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 4.30% (6.50%-1 ML) due 05/15/2042(2)(4)(5)	441,440	72,289

		20,392,132

Federal National Mtg. Assoc. - 34.9%

2.63% due 12/01/2026	1,931,842	2,016,238
2.81% due 04/01/2025	800,000	839,529
2.94% due 01/01/2026	1,580,666	1,675,702
3.00% due 03/01/2043	941,303	972,245
3.12% due 07/01/2029	3,500,000	3,808,697
3.30% due 02/01/2030	2,976,829	3,266,040
3.50% due 07/01/2049	1,693,209	1,741,218
3.64% due 07/01/2028	1,500,000	1,674,819
3.69% due 05/01/2030	1,501,382	1,691,984
4.00% due 09/01/2040	95,567	102,120
4.00% due 10/01/2040	76,919	82,188
4.00% due 12/01/2040	127,740	136,550
4.00% due 01/01/2041	267,173	285,541
4.00% due 02/01/2041	907,259	969,580
4.00% due 03/01/2041	1,494,301	1,596,960
4.00% due 06/01/2042	780,788	819,830
4.00% due 03/01/2043	2,233,975	2,379,296
5.00% due 12/01/2036	11,558	12,317
5.50% due 12/01/2033	16,425	17,975
5.50% due 10/01/2034	7,475	8,099
6.50% due 07/01/2032	4,646	5,371
7.00% due 09/01/2031	13,343	14,641
Federal National Mtg. Assoc. FRS
4.09% (6 ML+1.50%) due 01/01/2036	8,768	9,074
4.43% (12 ML+1.32%) due 02/01/2035	1,303	1,346
4.72% (1 Yr USTYCR+2.20%) due 11/01/2034	12,777	13,516
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,126,077	1,183,124
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(4)	170,204	29,308
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	208,262	195,201
Series 2013-15, Class DC 2.00% due 03/25/2033(4)	775,783	778,323
Series 2011-126, Class EC 2.00% due 04/25/2040(4)	222,160	222,133
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	1,375,536	1,390,521
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	1,728,115	1,755,262
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	588,748	600,023
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	2,129,169	2,168,856
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	3,024,037
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	724,933	751,700
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	511,446	533,469
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	516,485	536,939
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	2,121,736
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	897,915
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	1,355,000	1,446,626
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	2,000,000	2,127,098
Series 2004-90, Class GC 4.35% due 11/25/2034(4)	103,587	104,021
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	1,052,904
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	299,023
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	57,827	66,087
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M13, Class A2 2.80% due 06/25/2025(1)(3)	515,000	537,566
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(3)	1,239,000	1,308,459
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(3)	1,273,000	1,338,142
Series 2018-M4, Class A2 3.14% due 03/25/2028(1)(3)	1,400,000	1,505,153
Federal National Mtg. Assoc., REMIC Series 2016-38, Class NA 3.00% due 01/25/2046(4)	922,481	957,626

		51,072,128

Government National Mtg. Assoc. - 4.5%

3.50% due 09/15/2048	886,703	926,743
3.50% due 10/15/2048	1,044,857	1,091,354
3.50% due 02/15/2049	1,007,961	1,059,889
4.50% due 03/15/2038	17,832	19,236
4.50% due 03/15/2039	5,001	5,433
4.50% due 05/15/2039	139,509	151,421
4.50% due 06/15/2039	120,502	130,853
4.50% due 07/15/2039	237,763	256,069
4.50% due 09/15/2039	3,370	3,662
4.50% due 12/15/2039	62,900	66,873
4.50% due 04/15/2040	94,186	102,302
4.50% due 06/15/2040	246,519	267,773
4.50% due 08/15/2040	43,833	47,611
5.00% due 09/15/2035	1,374	1,538
5.00% due 02/15/2036	55,671	62,324
5.00% due 05/15/2036	5,982	6,378

6.00% due 01/15/2032	8,372	9,378
7.50% due 02/15/2029	2,629	2,628
7.50% due 07/15/2030	120	122
7.50% due 01/15/2031	4,618	5,153
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	515,668
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	260,995	283,173
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	881,292	944,310
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	457,638	508,670
Series 2009-91, Class PR 5.00% due 09/20/2038(4)	38,592	38,590

		6,507,151

Resolution Funding Corp - 1.3%

zero coupon due 07/15/2020 STRIPS	2,000,000	1,969,142

Total U.S. Government Agencies
(cost $78,095,862)		81,034,301

U.S. GOVERNMENT TREASURIES - 30.3%
United States Treasury Bonds - 10.3%

zero coupon due 08/15/2024	2,040,000	1,896,568
2.25% due 08/15/2049	1,000,000	1,063,047
2.88% due 08/15/2045#	1,000,000	1,186,914
3.00% due 02/15/2048	750,000	919,014
3.13% due 02/15/2043	1,000,000	1,225,781
3.75% due 08/15/2041	4,000,000	5,342,500
3.75% due 11/15/2043	1,000,000	1,352,148
3.88% due 08/15/2040	1,500,000	2,030,742

		15,016,714

United States Treasury Notes - 20.0%

1.75% due 05/15/2023	8,000,000	8,093,438
2.00% due 02/15/2022	3,000,000	3,039,024
2.50% due 08/15/2023	3,000,000	3,123,867
2.63% due 08/15/2020	6,750,000	6,801,152
2.75% due 02/15/2024	2,500,000	2,643,066
2.88% due 08/15/2028	5,000,000	5,572,461

		29,273,008

Total U.S. Government Treasuries
(cost $40,429,447)		44,289,722

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Sovereign - 1.7%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,404,359)	2,641,000	2,440,504

Total Long-Term Investment Securities
(cost $134,123,989)		141,421,250

REPURCHASE AGREEMENTS - 4.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount of $6,352,296 collateralized by $6,335,000 of United States Treasury Notes, bearing interest at 2.38% due 03/15/2022 and having an approximate value of $6,544,967 (cost $6,352,000)	6,352,000	6,352,000

TOTAL INVESTMENTS
(cost $140,475,989)	101.1%	147,773,250
Liabilities in excess of other assets	(1.1)	(1,588,193)

NET ASSETS	100.0%	$146,185,057

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $4,557,797 representing 3.1% of net assets.

#	The security or a portion thereof is out on loan.

At August 31, 2019, the Fund had loaned securities with a total value of $1,311,272. This was secured by collateral of $1,337,765 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
Federal Home Loan Mtg. Corp.	zero coupon to 16.77%	04/25/2021 to 08/25/2056	$640,808
Federal National Mtg. Assoc.	0.90% to 31.90%	10/25/2021 to 05/25/2059	395,682
Government National Mtg. Assoc.	2.00% to 26.51%	01/16/2034 to 07/16/2061	173,727
United States Treasury Bills	0.00%	01/09/2020 to 01/09/2020	1,555
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	125,993

(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2019.
(6)	Principal Only

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR -1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$7,254,604	$—	$7,254,604
U.S. Corporate Bonds & Notes	—	4,872,505	—	4,872,505
Foreign Corporate Bonds & Notes	—	1,529,614	—	1,529,614
U.S. Government Agencies	—	81,034,301	—	81,034,301
U.S. Government Treasuries	—	44,289,722	—	44,289,722
Foreign Government Obligations	—	2,440,504	—	2,440,504
Repurchase Agreements	—	6,352,000	—	6,352,000

Total Investments at Value	$—	$147,773,250	$—	$147,773,250

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.8%
Advanced Materials - 0.0%

Hexcel Corp.	1,106	$93,070

Aerospace/Defense - 2.1%

Boeing Co.	33,552	12,215,948
Lockheed Martin Corp.	32,621	12,530,052

		24,746,000

Aerospace/Defense-Equipment - 0.1%

Airbus SE	9,820	1,352,753

Agricultural Chemicals - 0.1%

Nutrien, Ltd.	11,020	554,973

Airlines - 0.4%

Delta Air Lines, Inc.	84,092	4,865,563

Apparel Manufacturers - 0.5%

Burberry Group PLC	44,470	1,170,964
Canada Goose Holdings, Inc.†#	20,600	768,380
Deckers Outdoor Corp.†	9,018	1,329,704
Under Armour, Inc., Class C†	184,290	3,118,187

		6,387,235

Applications Software - 9.0%

Intuit, Inc.	7,777	2,242,575
Microsoft Corp.	589,314	81,242,828
salesforce.com, Inc.†	148,925	23,242,725
ServiceNow, Inc.†	4,008	1,049,455

		107,777,583

Athletic Footwear - 1.7%

adidas AG	4,010	1,188,619
NIKE, Inc., Class B	225,381	19,044,694
Puma SE	4,060	308,111

		20,541,424

Auto-Cars/Light Trucks - 0.5%

Peugeot SA	15,750	351,913
Tesla, Inc.†#	24,050	5,425,920

		5,777,833

Auto/Truck Parts & Equipment-Original - 0.1%

Allison Transmission Holdings, Inc.	15,589	692,619

Banks-Commercial - 0.3%

Bank Central Asia Tbk PT	315,700	678,805
Erste Group Bank AG	27,702	891,151
HDFC Bank, Ltd.	20,630	644,807
KBC Group NV	15,690	907,729
OTP Bank PLC	8,770	349,471

		3,471,963

Banks-Super Regional - 0.4%

Comerica, Inc.	6,289	387,717
US Bancorp	83,430	4,395,927

		4,783,644

Beverages-Non-alcoholic - 0.4%

Coca-Cola Co.	27,926	1,537,047
Coca-Cola Consolidated, Inc.	683	229,905
Fevertree Drinks PLC	14,630	402,320
Monster Beverage Corp.†	6,623	388,571
PepsiCo, Inc.	17,071	2,334,118

		4,891,961

Beverages-Wine/Spirits - 0.9%

Constellation Brands, Inc., Class A	35,680	7,291,208
Diageo PLC	44,680	1,904,734
Treasury Wine Estates, Ltd.#	115,820	1,461,701

		10,657,643

Broadcast Services/Program - 0.1%

Liberty Media Corp. - Liberty Formula One, Series C†	31,427	1,311,763

Building & Construction Products-Misc. - 0.1%

Sika AG	5,560	798,258

Building & Construction-Misc. - 0.0%

EMCOR Group, Inc.	2,940	257,074

Building Products-Air & Heating - 0.1%

Daikin Industries, Ltd.	5,300	656,295

Building Products-Cement - 0.1%

CRH PLC	38,980	1,297,224

Building Products-Wood - 0.1%

Masco Corp.	35,152	1,431,741

Building-Heavy Construction - 0.2%

Cellnex Telecom SA*	42,564	1,702,790
MasTec, Inc.†	19,460	1,223,450

		2,926,240

Building-Maintenance & Services - 0.0%

ServiceMaster Global Holdings, Inc.†	3,085	175,968

Casino Hotels - 0.2%

Las Vegas Sands Corp.	41,373	2,294,960

Casino Services - 0.1%

Aristocrat Leisure, Ltd.	27,380	548,562

Chemicals-Diversified - 0.7%

Dow, Inc.	116,647	4,972,662
Koninklijke DSM NV	13,980	1,737,749
Symrise AG	13,910	1,298,238

		8,008,649

Chemicals-Specialty - 0.5%

Ecolab, Inc.	28,690	5,919,034
NewMarket Corp.	196	93,051

		6,012,085

Commercial Services - 0.2%

CoStar Group, Inc.†	1,859	1,143,043
Edenred	20,160	981,548

		2,124,591

Commercial Services-Finance - 2.8%

Adyen NV†*	1,241	898,551
EVERTEC, Inc.	34,366	1,197,999
GMO Payment Gateway, Inc.#	7,600	588,770
Nexi SpA†*	35,211	383,581
PayPal Holdings, Inc.†	239,898	26,160,877
Square, Inc., Class A†	70,410	4,354,154

		33,583,932

Computer Aided Design - 0.5%

ANSYS, Inc.†	4,610	952,242
Aspen Technology, Inc.†	9,590	1,277,388
Autodesk, Inc.†	6,914	987,457
Cadence Design Systems, Inc.†	22,058	1,510,532
Dassault Systemes SE	7,530	1,060,549

		5,788,168

Computer Services - 0.1%

Accenture PLC, Class A	3,817	756,415

Computer Software - 0.5%

Akamai Technologies, Inc.†	17,476	1,557,636
Fastly, Inc., Class A†#	30,915	976,914
InterXion Holding NV†	20,388	1,650,204
Splunk, Inc.†	15,490	1,732,092
Zoom Video Communications, Inc., Class A†#	4,764	436,716

		6,353,562

Computers - 6.0%

Apple, Inc.	344,721	71,957,062

Computers-Integrated Systems - 0.1%

Mercury Systems, Inc.†	9,750	834,892
OBIC Co., Ltd.	6,800	777,710

		1,612,602

Consulting Services - 0.0%

Huron Consulting Group, Inc.†	1,512	92,550

Cosmetics & Toiletries - 1.6%

Colgate-Palmolive Co.	36,525	2,708,329
Estee Lauder Cos., Inc., Class A	55,854	11,058,533
Procter & Gamble Co.	36,166	4,348,238
Shiseido Co., Ltd.	19,500	1,595,096

		19,710,196

Cruise Lines - 0.6%

Royal Caribbean Cruises, Ltd.	71,956	7,503,572

Data Processing/Management - 0.3%

DocuSign, Inc.†#	77,620	3,624,078
Fair Isaac Corp.†	1,141	402,453

		4,026,531

Decision Support Software - 0.4%

MSCI, Inc.	22,652	5,314,839

Diagnostic Equipment - 0.2%

Sysmex Corp.	18,600	1,187,417
Thermo Fisher Scientific, Inc.	5,500	1,578,830

		2,766,247

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†	14,365	4,162,115

Distribution/Wholesale - 0.1%

Core-Mark Holding Co., Inc.	19,843	642,715
Ferguson PLC	10,240	753,084

		1,395,799

Diversified Banking Institutions - 0.5%

JPMorgan Chase & Co.	57,750	6,344,415

E-Commerce/Products - 6.2%

Alibaba Group Holding, Ltd. ADR†	8,060	1,410,742
Amazon.com, Inc.†	39,382	69,953,853
eBay, Inc.	43,829	1,765,870
MonotaRO Co., Ltd.#	49,300	1,211,675

		74,342,140

E-Commerce/Services - 0.1%

Lyft, Inc., Class A†	31,009	1,518,511

E-Services/Consulting - 0.6%

CDW Corp.	61,122	7,059,591

Electric-Integrated - 0.1%

Iberdrola SA	134,260	1,379,966

Electronic Components-Misc. - 0.1%

Hoya Corp.	18,500	1,506,156

Electronic Components-Semiconductors - 1.6%

Broadcom, Inc.	42,941	12,136,844
Infineon Technologies AG	47,730	826,103
Inphi Corp.†	14,504	887,500
Lattice Semiconductor Corp.†	38,938	766,689
Qorvo, Inc.†	17,556	1,254,025
Xilinx, Inc.	35,450	3,688,927

		19,560,088

Electronic Forms - 0.1%

Adobe, Inc.†	2,655	755,374

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	19,486	1,385,649
Keysight Technologies, Inc.†	17,781	1,722,268
National Instruments Corp.	11,106	466,452

		3,574,369

Engines-Internal Combustion - 0.8%

Cummins, Inc.	67,871	10,131,104

Enterprise Software/Service - 0.9%

Atlassian Corp. PLC, Class A†	10,002	1,345,369
Manhattan Associates, Inc.†	4,526	373,983
New Relic, Inc.†	11,340	650,236
Oracle Corp.	53,081	2,763,397
Paycom Software, Inc.†	3,550	887,926
SAP SE	12,410	1,481,218
Temenos AG	5,840	978,299
Veeva Systems, Inc., Class A†	11,716	1,879,012

		10,359,440

Entertainment Software - 0.6%

Activision Blizzard, Inc.	11,288	571,173
Electronic Arts, Inc.†	18,887	1,769,334
Take-Two Interactive Software, Inc.†	41,062	5,418,952

		7,759,459

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	17,062	1,384,069

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.	24,860	1,202,230

Finance-Credit Card - 7.5%

American Express Co.	36,012	4,334,765
Mastercard, Inc., Class A	106,438	29,948,460
Visa, Inc., Class A#	312,794	56,559,411

		90,842,636

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	124,917	4,780,573
Piper Jaffray Cos.	4,568	332,368

		5,112,941

Finance-Other Services - 0.3%

Hong Kong Exchanges & Clearing, Ltd.	27,900	854,038
London Stock Exchange Group PLC	25,380	2,147,560

		3,001,598

Food-Confectionery - 0.2%

Hershey Co.	11,126	1,763,249

Food-Dairy Products - 0.2%

a2 Milk Co., Ltd.†#	54,450	496,870
Danone SA	24,360	2,180,916

		2,677,786

Food-Misc./Diversified - 0.6%

Associated British Foods PLC	32,090	886,760
Beyond Meat, Inc.†#	1,144	191,769
Kerry Group PLC, Class A	9,420	1,121,235
Mondelez International, Inc., Class A	34,980	1,931,595
Nestle SA	31,740	3,559,626

		7,690,985

Food-Wholesale/Distribution - 0.1%

Performance Food Group Co.†	27,912	1,306,003

Garden Products - 0.0%

Scotts Miracle-Gro Co.	1,056	112,274

Health Care Cost Containment - 0.1%

CorVel Corp.†	6,595	555,497
HealthEquity, Inc.†	10,757	638,535

		1,194,032

Healthcare Safety Devices - 0.1%

Tandem Diabetes Care, Inc.†	13,070	946,660

Human Resources - 0.1%

Recruit Holdings Co., Ltd.	50,100	1,518,068

Industrial Automated/Robotic - 0.6%

Cognex Corp.	26,840	1,209,947
Keyence Corp.	5,500	3,256,460
Yaskawa Electric Corp.#	74,200	2,493,472

		6,959,879

Insurance-Life/Health - 0.2%

AIA Group, Ltd.	273,600	2,660,834

Insurance-Multi-line - 0.1%

Zurich Insurance Group AG	3,050	1,085,335

Insurance-Property/Casualty - 0.6%

Arch Capital Group, Ltd.†	2,249	88,835
Intact Financial Corp.	11,440	1,118,051
Progressive Corp.	84,261	6,386,984

		7,593,870

Insurance-Reinsurance - 0.1%

Essent Group, Ltd	28,401	1,377,449

Internet Content-Entertainment - 4.9%

Facebook, Inc., Class A†	235,712	43,764,647
Netflix, Inc.†	44,744	13,143,550
Twitter, Inc.†	53,978	2,302,162

		59,210,359

Internet Content-Information/News - 0.4%

Tencent Holdings, Ltd.	107,100	4,436,774

Internet Security - 0.3%

Palo Alto Networks, Inc.†	16,116	3,281,540
Proofpoint, Inc.†	1,656	188,138

		3,469,678

Investment Companies - 0.1%

Melrose Industries PLC	524,350	1,154,513

Lighting Products & Systems - 0.4%

Acuity Brands, Inc.	42,020	5,269,728

Machinery-General Industrial - 0.6%

Albany International Corp., Class A	2,702	222,158
Atlas Copco AB, Class A	17,830	532,467
Hexagon AB, Class B	18,870	838,269
Nordson Corp.	12,500	1,699,500
Wabtec Corp.#	60,000	4,152,600

		7,444,994

Medical Instruments - 2.3%

Boston Scientific Corp.†	135,075	5,771,755
Edwards Lifesciences Corp.†	32,571	7,225,551
Intuitive Surgical, Inc.†	27,765	14,197,355

		27,194,661

Medical Labs & Testing Services - 0.3%

ICON PLC†	4,130	636,805
Lonza Group AG	5,970	2,109,933
Quest Diagnostics, Inc.	11,642	1,191,791

		3,938,529

Medical Products - 1.4%

ABIOMED, Inc.†	10,375	2,003,101
Baxter International, Inc.	95,140	8,367,563
Hologic, Inc.†	30,713	1,516,301
Integer Holdings Corp.†	13,920	1,007,808
Penumbra, Inc.†#	2,851	414,963
Straumann Holding AG	1,210	948,195
Stryker Corp.	4,305	949,941
Terumo Corp.	39,100	1,136,177

		16,344,049

Medical-Biomedical/Gene - 3.1%

Alexion Pharmaceuticals, Inc.†	19,990	2,014,192
Amgen, Inc.	14,283	2,979,719
Biogen, Inc.†	34,848	7,657,848
Bluebird Bio, Inc.†#	10,610	1,096,119
Celgene Corp.†	8,652	837,514
CSL, Ltd.	15,730	2,551,625
Exelixis, Inc.†	48,650	965,703
Gilead Sciences, Inc.	1,366	86,796
Illumina, Inc.†	15,028	4,227,978
Incyte Corp.†	19,668	1,609,236
Ionis Pharmaceuticals, Inc.†#	27,850	1,760,398
Regeneron Pharmaceuticals, Inc.†	18,730	5,432,636
Sage Therapeutics, Inc.†#	10,970	1,883,220
Vertex Pharmaceuticals, Inc.†	21,448	3,861,069

		36,964,053

Medical-Drugs - 2.6%

AbbVie, Inc.	39,053	2,567,344
AstraZeneca PLC	31,120	2,771,093
Jazz Pharmaceuticals PLC†	10,227	1,310,590
Merck & Co., Inc.	157,665	13,633,293

Novartis AG	21,690	1,950,621
Novo Nordisk A/S, Class B	103,806	5,390,314
Zoetis, Inc.	25,206	3,186,542

		30,809,797

Medical-HMO - 2.3%

UnitedHealth Group, Inc.	120,480	28,192,320

Medical-Outpatient/Home Medical - 0.1%

Amedisys, Inc.†	9,724	1,251,576
Chemed Corp.	1,034	444,031

		1,695,607

Multimedia - 2.0%

Walt Disney Co.	175,205	24,048,638

Networking Products - 0.6%

Arista Networks, Inc.†	15,760	3,571,531
Cisco Systems, Inc.	62,681	2,934,098
Telefonaktiebolaget LM Ericsson, Class B	143,420	1,117,298

		7,622,927

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	17,020	1,519,035
Waste Management, Inc.	15,468	1,846,106

		3,365,141

Office Automation & Equipment - 0.0%

Zebra Technologies Corp., Class A†	1,700	348,551

Oil Companies-Exploration & Production - 0.4%

EOG Resources, Inc.	46,880	3,478,027
Lundin Petroleum AB	34,240	1,040,319

		4,518,346

Oil Companies-Integrated - 0.1%

TOTAL SA	20,280	1,011,685

Oil Refining & Marketing - 0.2%

Murphy USA, Inc.†	8,900	795,660
Neste Oyj	42,880	1,349,724

		2,145,384

Oil-Field Services - 0.0%

Subsea 7 SA	30,250	292,733

Power Converter/Supply Equipment - 0.1%

Schneider Electric SE	14,040	1,175,199

Private Equity - 0.1%

Partners Group Holding AG	1,420	1,151,495

Real Estate Investment Trusts - 1.3%

American Tower Corp.	5,637	1,297,581
Equity Residential	53,104	4,501,095
SBA Communications Corp.	38,107	10,000,420

		15,799,096

Real Estate Operations & Development - 0.1%

Aroundtown SA	93,870	780,568

Rental Auto/Equipment - 0.1%

Localiza Rent a Car SA	98,427	1,118,089

Retail-Apparel/Shoe - 0.6%

ANTA Sports Products, Ltd.	68,000	563,747
Fast Retailing Co., Ltd.#	1,800	1,054,567
Ross Stores, Inc.	54,500	5,777,545

		7,395,859

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	1,708	1,881,687

Retail-Building Products - 0.1%

Home Depot, Inc.	7,373	1,680,380

Retail-Convenience Store - 0.1%

Alimentation Couche-Tard, Inc., Class B	17,860	1,124,131

Retail-Discount - 1.6%

B&M European Value Retail SA	201,411	876,885
Costco Wholesale Corp.	32,715	9,643,073
Magazine Luiza SA	74,200	650,258
Pan Pacific International Holdings Corp	85,600	1,338,369
Target Corp.	24,582	2,631,257
Walmart, Inc.	38,030	4,345,308

		19,485,150

Retail-Major Department Stores - 1.7%

TJX Cos., Inc.	377,347	20,742,765

Retail-Restaurants - 2.3%

Chipotle Mexican Grill, Inc.†	13,066	10,954,796
Darden Restaurants, Inc.	34,277	4,146,831
Domino’s Pizza, Inc.	15,769	3,577,040
Starbucks Corp.	95,767	9,247,262

		27,925,929

Schools - 0.1%

Bright Horizons Family Solutions, Inc.†	579	95,564
TAL Education Group ADR†	15,260	543,714

		639,278

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	73,081	8,026,486
Maxim Integrated Products, Inc.	54,070	2,948,978
Taiwan Semiconductor Manufacturing Co., Ltd.	124,000	1,022,477

		11,997,941

Semiconductor Equipment - 1.3%

Applied Materials, Inc.	153,575	7,374,671
ASML Holding NV	36,722	8,162,669

		15,537,340

Soap & Cleaning Preparation - 0.2%

Church & Dwight Co., Inc.	23,888	1,905,785

Telecom Equipment-Fiber Optics - 0.0%

Acacia Communications, Inc.†	7,707	485,926

Telecom Services - 0.1%

GDS Holdings, Ltd. ADR†#	18,760	756,778

Textile-Apparel - 0.1%

Fila Korea, Ltd.	6,480	306,011
LVMH Moet Hennessy Louis Vuitton SE	3,020	1,202,853

		1,508,864

Theaters - 0.0%

Live Nation Entertainment, Inc.†#	5,353	372,087

Tobacco - 0.0%

Swedish Match AB	13,400	525,643

Transport-Rail - 1.0%

Canadian Pacific Railway, Ltd.	3,390	816,233
Union Pacific Corp.	65,541	10,615,020

		11,431,253

Transport-Services - 0.1%

DSV A/S	10,900	1,080,272

Transport-Truck - 0.4%

JB Hunt Transport Services, Inc.	48,520	5,242,101

Veterinary Diagnostics - 0.2%

Elanco Animal Health, Inc.†	74,060	1,927,041

Web Hosting/Design - 0.2%

VeriSign, Inc.†	10,205	2,080,289

Web Portals/ISP - 6.4%

Alphabet, Inc., Class A†	50,917	60,618,216
Alphabet, Inc., Class C†	13,400	15,920,540
Yandex NV, Class A†	22,580	837,718

		77,376,474

Wire & Cable Products - 0.0%

Prysmian SpA	21,900	479,097

Wireless Equipment - 0.2%

Motorola Solutions, Inc.	8,767	1,586,038
PagerDuty, Inc.†#	27,069	1,063,000

		2,649,038

Total Common Stocks
(cost $900,338,216)		1,177,915,797

EXCHANGE-TRADED FUNDS - 0.8%
iShares Russell 1000 Growth ETF#
(cost $9,210,518)	58,011	9,277,699

Total Long-Term Investment Securities
(cost $909,548,734)		1,187,193,496

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(1)(2) (cost $11,891,186)	11,891,186	11,891,186

TOTAL INVESTMENTS
(cost $921,439,920)	99.6%	1,199,084,682
Other assets less liabilities	0.4	4,982,749

NET ASSETS	100.0%	$1,204,067,431

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $2,984,922 representing 0.2% of net assets.

(1)

At August 31, 2019, the Fund had loaned securities with a total value of $26,564,415. This was secured by collateral of $11,891,186, which was received in cash and subsequently invested in short-term investments currently valued at $11,891,186 as reported in the Portfolio of Investments. Additional collateral of $15,063,393 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	$555,914
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	14,507,479

(2)	The rate shown is the 7-day yield as of August 31, 2019.

ADR - American Depositary Receipt

ETF - Exchange - Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
25	Long	S&P 500 E-Mini Index	September 2019	$3,615,627	$3,656,000	$40,373
12	Long	NASDAQ 100 E-Mini Index	September 2019	1,821,603	1,845,780	24,177

						$64,550

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	JPY	162,945,650	USD	1,527,615	09/30/2019	$—	$(6,357)
	USD	185,822	JPY	19,852,000	09/30/2019	1,830	—

						1,830	(6,357)

Credit Suisse	EUR	6,010,132	USD	6,825,097	09/30/2019	206,505	—
	USD	823,361	EUR	733,040	09/30/2019	—	(16,463)

						206,505	(16,463)

Net Unrealized Appreciation (Depreciation)						$208,335	$(22,820)

EUR	- Euro Currency
JPY	- Japanese Yen
USD	- United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$1,177,915,797	$—	$—	$1,177,915,797
Exchange-Traded Funds	9,277,699	—	—	9,277,699
Short-Term Investment Securities	11,891,186	—	—	11,891,186

Total Investments at Value	$1,199,084,682	$—	$—	$1,199,084,682

Other Financial Instruments:†

Futures Contracts	$64,550	$—	$—	$64,550
Forward Foreign Currency Contracts	—	208,335	—	208,335

Total Other Financial Instruments	$64,550	$208,335	$—	$272,885

LIABILITIES:
Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$22,820	$—	$22,820

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.4%
Aerospace/Defense - 1.7%

Boeing Co.	1,296	$471,861
General Dynamics Corp.	5,523	1,056,384
Northrop Grumman Corp.	1,390	511,339

		2,039,584

Aerospace/Defense-Equipment - 0.8%

United Technologies Corp.	7,130	928,611

Agricultural Biotech - 0.2%

Corteva, Inc.	8,986	263,470

Airlines - 0.4%

Delta Air Lines, Inc.	4,931	285,307
Southwest Airlines Co.	2,343	122,586
United Airlines Holdings, Inc.†	1,212	102,184

		510,077

Apparel Manufacturers - 0.2%

PVH Corp.	1,995	151,221
Ralph Lauren Corp.	700	61,838

		213,059

Applications Software - 6.6%

Intuit, Inc.	1,313	378,617
Microsoft Corp.	47,676	6,572,613
salesforce.com, Inc.†	7,023	1,096,080

		8,047,310

Athletic Footwear - 0.4%

NIKE, Inc., Class B	6,312	533,364

Auto-Cars/Light Trucks - 0.2%

General Motors Co.	7,508	278,472

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	5,468	358,482

Auto/Truck Parts & Equipment-Original - 0.3%

BorgWarner, Inc.	5,976	194,997
Magna International, Inc.	4,686	234,815

		429,812

Banks-Commercial - 0.3%

Citizens Financial Group, Inc.	4,061	137,018
Regions Financial Corp.	11,804	172,575

		309,593

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp.	2,805	117,978

Banks-Super Regional - 1.8%

Fifth Third Bancorp	7,627	201,734
KeyCorp	35,669	592,105
SunTrust Banks, Inc.	6,028	370,782
Wells Fargo & Co.	21,308	992,314

		2,156,935

Beverages-Non-alcoholic - 1.9%

Coca-Cola Co.	34,623	1,905,650
PepsiCo, Inc.	3,583	489,903

		2,395,553

Beverages-Wine/Spirits - 0.2%

Constellation Brands, Inc., Class A	1,012	206,802

Brewery - 0.2%

Molson Coors Brewing Co., Class B	4,433	227,679

Broadcast Services/Program - 0.5%

Discovery, Inc., Class A†#	11,179	308,541
Discovery, Inc., Class C†	12,207	317,748

		626,289

Building Products-Wood - 0.3%

Masco Corp.	9,745	396,914

Building-Residential/Commercial - 0.3%

Lennar Corp., Class A	6,178	315,078

Cable/Satellite TV - 2.7%

Charter Communications, Inc., Class A†	2,819	1,154,634
Comcast Corp., Class A	48,100	2,128,906
DISH Network Corp., Class A†	1,208	40,541

		3,324,081

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	2,546	198,715

Chemicals-Diversified - 1.4%

Celanese Corp.	3,563	403,937
Dow, Inc.	6,883	293,422
DuPont de Nemours, Inc.	5,462	371,034
Eastman Chemical Co.	7,391	483,150
LyondellBasell Industries NV, Class A	1,479	114,445

		1,665,988

Commercial Services - 0.1%

Cintas Corp.	318	83,888

Commercial Services-Finance - 2.2%

Automatic Data Processing, Inc.	8,566	1,454,849
H&R Block, Inc.#	2,039	49,385
PayPal Holdings, Inc.†	10,873	1,185,701
S&P Global, Inc.	286	74,414

		2,764,349

Computer Services - 1.2%

Accenture PLC, Class A	5,250	1,040,392
Cognizant Technology Solutions Corp., Class A	7,771	477,062

		1,517,454

Computers - 4.3%

Apple, Inc.	23,815	4,971,143
HP, Inc.	16,868	308,516

		5,279,659

Containers-Metal/Glass - 0.2%

Crown Holdings, Inc.†	4,067	267,771

Containers-Paper/Plastic - 0.3%

Packaging Corp. of America	1,570	157,911
WestRock Co.	4,534	154,972

		312,883

Cosmetics & Toiletries - 1.1%

Procter & Gamble Co.	11,528	1,386,011

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd.	1,069	111,475

Data Processing/Management - 0.2%

Fidelity National Information Services, Inc.	891	121,372
Fiserv, Inc.†	1,478	158,057

		279,429

Diagnostic Equipment - 1.1%

Thermo Fisher Scientific, Inc.	4,577	1,313,874

Distribution/Wholesale - 0.1%

HD Supply Holdings, Inc.†	2,925	113,812

Diversified Banking Institutions - 3.5%

Bank of America Corp.	59,514	1,637,230
Citigroup, Inc.	24,695	1,589,123
Morgan Stanley	26,739	1,109,401

		4,335,754

Diversified Manufacturing Operations - 1.5%

Eaton Corp. PLC	13,873	1,119,828
Ingersoll-Rand PLC	4,013	485,934
Parker-Hannifin Corp.	1,127	186,823

		1,792,585

E-Commerce/Products - 3.4%

Amazon.com, Inc.†	2,369	4,208,031

E-Commerce/Services - 0.6%

Booking Holdings, Inc.†	105	206,473
Expedia Group, Inc.	3,530	459,253
Lyft, Inc., Class A†	2,439	119,438

		785,164

Electric Products-Misc. - 0.1%

Emerson Electric Co.	1,078	64,238

Electric-Distribution - 0.5%

Sempra Energy	4,650	658,579

Electric-Integrated - 2.9%

American Electric Power Co., Inc.	6,594	601,043
DTE Energy Co.	1,386	179,709
Edison International	9,009	651,080
Exelon Corp.	8,755	413,761
NextEra Energy, Inc.	5,239	1,147,760
Xcel Energy, Inc.	9,612	617,283

		3,610,636

Electronic Components-Semiconductors - 2.3%

Advanced Micro Devices, Inc.†	12,261	385,609
Intel Corp.	4,715	223,538
Marvell Technology Group, Ltd.	4,925	118,052
NVIDIA Corp.	4,485	751,282
Texas Instruments, Inc.	10,989	1,359,889

		2,838,370

Engines-Internal Combustion - 0.4%

Cummins, Inc.	3,669	547,672

Entertainment Software - 0.4%

Electronic Arts, Inc.†	5,545	519,456

Finance-Consumer Loans - 0.2%

Synchrony Financial	7,240	232,042

Finance-Credit Card - 3.8%

American Express Co.	1,518	182,722
Capital One Financial Corp.	8,659	750,043
Mastercard, Inc., Class A	8,339	2,346,344
Visa, Inc., Class A	7,586	1,371,700

		4,650,809

Finance-Investment Banker/Broker - 0.7%

Charles Schwab Corp.	12,990	497,127
TD Ameritrade Holding Corp.	7,746	344,000

		841,127

Finance-Other Services - 0.9%

CME Group, Inc.	625	135,806
Intercontinental Exchange, Inc.	9,786	914,796

		1,050,602

Food-Misc./Diversified - 1.0%

Conagra Brands, Inc.	2,507	71,098
General Mills, Inc.	6,145	330,601
Mondelez International, Inc., Class A	15,339	847,020

		1,248,719

Gold Mining - 0.1%

Newmont Goldcorp Corp.	2,394	95,497

Hotels/Motels - 0.3%

Hilton Worldwide Holdings, Inc.	4,619	426,657

Industrial Gases - 0.3%

Linde PLC	1,961	370,452

Instruments-Controls - 1.1%

Honeywell International, Inc.	7,843	1,291,115

Insurance Brokers - 0.2%

Arthur J. Gallagher & Co.	2,101	190,582

Insurance-Life/Health - 0.1%

Lincoln National Corp.	1,319	69,749
Principal Financial Group, Inc.	2,087	111,070

		180,819

Insurance-Multi-line - 1.6%

Allstate Corp.	1,577	161,469
Chubb, Ltd.	1,136	177,534
Cincinnati Financial Corp.	770	86,618
Hartford Financial Services Group, Inc.	13,932	811,957
MetLife, Inc.	16,344	724,039
Voya Financial, Inc.	1,038	51,194

		2,012,811

Insurance-Property/Casualty - 1.7%

Berkshire Hathaway, Inc., Class B†	9,784	1,990,164
Travelers Cos., Inc.	269	39,532

		2,029,696

Insurance-Reinsurance - 0.2%

Everest Re Group, Ltd.	674	158,983
RenaissanceRe Holdings, Ltd.	432	77,998

		236,981

Internet Content-Entertainment - 1.7%

Facebook, Inc., Class A†	6,447	1,197,014
Netflix, Inc.†	3,168	930,600

		2,127,614

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	1,847	238,226
BlackRock, Inc.	265	111,978
Franklin Resources, Inc.	9,041	237,598
Invesco, Ltd.	9,047	142,038

		729,840

Machinery-Construction & Mining - 0.0%

Caterpillar, Inc.	481	57,239

Machinery-Farming - 0.3%

Deere & Co.	2,271	351,801

Medical Instruments - 2.3%

Boston Scientific Corp.†	26,724	1,141,917
Intuitive Surgical, Inc.†	404	206,581
Medtronic PLC	13,515	1,458,133

		2,806,631

Medical Products - 1.0%

Becton Dickinson and Co.	809	205,421
Zimmer Biomet Holdings, Inc.	7,005	975,096

		1,180,517

Medical-Biomedical/Gene - 2.0%

Alexion Pharmaceuticals, Inc.†	3,088	311,147
Amgen, Inc.	541	112,863
Biogen, Inc.†	1,923	422,579
Celgene Corp.†	4,985	482,548
Gilead Sciences, Inc.	1,904	120,980
Illumina, Inc.†	751	211,286
Regeneron Pharmaceuticals, Inc.†	990	287,150
Vertex Pharmaceuticals, Inc.†	2,675	481,554

		2,430,107

Medical-Drugs - 4.8%

AbbVie, Inc.	13,774	905,503
Allergan PLC	1,489	237,823
Bristol-Myers Squibb Co.	8,499	408,547
Eli Lilly & Co.	8,215	928,049
Johnson & Johnson	9,748	1,251,253
Merck & Co., Inc.	18,629	1,610,850
Pfizer, Inc.	17,266	613,806

		5,955,831

Medical-HMO - 1.8%

Anthem, Inc.	2,284	597,312
UnitedHealth Group, Inc.	6,732	1,575,288

		2,172,600

Medical-Wholesale Drug Distribution - 0.0%

McKesson Corp.	269	37,195

Metal-Copper - 0.0%

Freeport-McMoRan, Inc.	6,608	60,728

Multimedia - 0.6%

Walt Disney Co.	4,973	682,594

Networking Products - 0.3%

Cisco Systems, Inc.	7,091	331,930

Non-Hazardous Waste Disposal - 0.1%

Waste Management, Inc.	1,044	124,601

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	1,491	172,315

Oil Companies-Exploration & Production - 1.7%

Concho Resources, Inc.	1,154	84,415
Diamondback Energy, Inc.	5,094	499,619
EOG Resources, Inc.	11,514	854,224
Parsley Energy, Inc., Class A†	2,925	52,387
Pioneer Natural Resources Co.	4,728	583,530

		2,074,175

Oil Companies-Integrated - 1.8%

Chevron Corp.	15,481	1,822,423
Exxon Mobil Corp.	5,855	400,951

		2,223,374

Oil Refining & Marketing - 0.6%

Marathon Petroleum Corp.	16,236	798,974

Pharmacy Services - 0.9%

Cigna Corp.	7,516	1,157,238

Pipelines - 0.4%

ONEOK, Inc.	6,475	461,538

Real Estate Investment Trusts - 2.4%

AvalonBay Communities, Inc.	2,790	593,043
Boston Properties, Inc.	1,048	134,584
Digital Realty Trust, Inc.	779	96,308
Equinix, Inc.	443	246,432
Equity Residential	2,136	181,047
Federal Realty Investment Trust	1,896	244,982
Host Hotels & Resorts, Inc.	8,630	138,425
Mid-America Apartment Communities, Inc.	556	70,434
Prologis, Inc.	7,207	602,649
Public Storage	538	142,430
Ventas, Inc.	2,838	208,281
VICI Properties, Inc.	4,576	101,404
Vornado Realty Trust	3,691	223,195

		2,983,214

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	4,220	447,362

Retail-Auto Parts - 1.4%

Advance Auto Parts, Inc.	2,943	405,987
AutoZone, Inc.†	818	901,182
O’Reilly Automotive, Inc.†	1,047	401,797

		1,708,966

Retail-Building Products - 2.2%

Home Depot, Inc.	7,303	1,664,427
Lowe’s Cos., Inc.	9,397	1,054,343

		2,718,770

Retail-Consumer Electronics - 0.4%

Best Buy Co., Inc.	7,993	508,754

Retail-Major Department Stores - 0.7%

TJX Cos., Inc.	14,616	803,441

Retail-Restaurants - 0.9%

McDonald’s Corp.	958	208,815
Yum! Brands, Inc.	7,680	896,871

		1,105,686

Semiconductor Components-Integrated Circuits - 1.4%

Analog Devices, Inc.	9,175	1,007,690
NXP Semiconductors NV	6,410	654,718
QUALCOMM, Inc.	994	77,303

		1,739,711

Semiconductor Equipment - 0.5%

Teradyne, Inc.	10,933	579,121

Software Tools - 0.1%

VMware, Inc., Class A	1,056	149,361

Telephone-Integrated - 1.2%

AT&T, Inc.	2,076	73,200
Verizon Communications, Inc.	24,997	1,453,825

		1,527,025

Tobacco - 1.3%

Altria Group, Inc.	9,626	421,041
Philip Morris International, Inc.	15,795	1,138,662

		1,559,703

Tools-Hand Held - 0.5%

Snap-on, Inc.	1,205	179,159
Stanley Black & Decker, Inc.	3,494	464,213

		643,372

Transport-Rail - 1.7%

Kansas City Southern	209	26,292
Norfolk Southern Corp.	6,215	1,081,721
Union Pacific Corp.	5,680	919,933

		2,027,946

Web Portals/ISP - 3.5%

Alphabet, Inc., Class A†	1,869	2,225,101
Alphabet, Inc., Class C†	1,761	2,092,244

		4,317,345

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	510	92,264

Total Long-Term Investment Securities
(cost $100,442,105)		122,041,728

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(1)(2) (cost $138,994)	138,994	138,994

TOTAL INVESTMENTS
(cost $100,581,099)	99.5%	122,180,722
Other assets less liabilities	0.5	639,614

NET ASSETS	100.0%	$122,820,336

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2019.
(2)

At August 31, 2019, the Fund had loaned securities with a total value of $310,254. This was secured by collateral of $138,994, which was received in cash and subsequently invested in short-term investments currently valued at $138,994 as reported in the Portfolio of Investments. Additional collateral of $180,135 was received in the form of fixed income pooled securities which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	$11,999
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	168,136

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
8	Long	S&P 500 E-Mini Index	September 2019	$1,153,804	$1,169,920	$16,116

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$122,041,728	$—	$—	$122,041,728
Short-Term Investment Securities	138,994	—	—	138,994

	$122,180,722	$—	$—	$122,180,722

Other Financial Instruments:†
Futures Contracts	$16,116	$—	$—	$16,116

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.3%
Dental Supplies & Equipment - 0.0%

Patterson Cos., Inc.#	7,009	$117,190

Diagnostic Equipment - 7.1%

Adaptive Biotechnologies Corp.†	17,121	870,603
Avantor, Inc.†	267,393	4,679,377
Danaher Corp.	123,536	17,553,230
GenMark Diagnostics, Inc.†	125,465	751,535
Quanterix Corp.†	50,393	1,326,848
Thermo Fisher Scientific, Inc.	98,197	28,188,431

		53,370,024

Diagnostic Kits - 0.7%

DiaSorin SpA	12,425	1,470,718
IDEXX Laboratories, Inc.†	2,100	608,454
Quidel Corp.†	53,471	3,371,347

		5,450,519

Disposable Medical Products - 1.0%

Teleflex, Inc.	21,247	7,732,208

Diversified Manufacturing Operations - 0.2%

General Electric Co.	188,300	1,553,475

Drug Delivery Systems - 1.0%

DexCom, Inc.†	43,934	7,539,514

Electronic Measurement Instruments - 2.0%

Agilent Technologies, Inc.	172,977	12,300,394
Sartorius AG (Preference Shares)	13,122	2,623,313

		14,923,707

Enterprise Software/Service - 0.0%

Veeva Systems, Inc., Class A†	2,200	352,836

Healthcare Safety Devices - 0.1%

Tandem Diabetes Care, Inc.†	11,600	840,188

Instruments-Controls - 0.4%

Mettler-Toledo International, Inc.†	4,130	2,712,543

Medical Imaging Systems - 0.2%

Lantheus Holdings, Inc.†	58,768	1,278,792

Medical Information Systems - 0.1%

Phreesia, Inc.†#	17,329	463,897

Medical Instruments - 6.3%

Alcon, Inc.†	100,327	6,112,370
Bruker Corp.	94,595	4,083,666
Intuitive Surgical, Inc.†	72,168	36,902,385
NuVasive, Inc.†	6,806	432,317
Silk Road Medical, Inc.†	4,896	210,969

		47,741,707

Medical Labs & Testing Services - 0.8%

Catalent, Inc.†	45,989	2,425,460
Lonza Group AG	4,210	1,487,909
Natera, Inc.†	12,900	425,055
SI-BONE, Inc.†	14,750	286,740
Teladoc Health, Inc.†#	14,572	843,427
Wuxi Biologics Cayman, Inc.†*	79,000	832,279

		6,300,870

Medical Products - 14.8%

ABIOMED, Inc.†	5,429	1,048,177
AtriCure, Inc.†	30,700	840,873
Becton Dickinson and Co.	141,818	36,010,427
Cooper Cos., Inc.	22,275	6,899,681
Hologic, Inc.†	193,612	9,558,624
ICU Medical, Inc.†	20,441	3,306,332
Integer Holdings Corp.†	10,100	731,240
iRhythm Technologies, Inc.†	16,368	1,245,932
Nevro Corp.†	42,749	3,579,374
Novocure, Ltd.†	59,650	5,419,799
Penumbra, Inc.†#	23,518	3,423,045
Shockwave Medical, Inc.†#	11,276	471,901
Shockwave Medical, Inc.(1)	65,996	2,623,836
Stryker Corp.	111,665	24,639,999
West Pharmaceutical Services, Inc.	43,432	6,317,619
Wright Medical Group NV†	112,270	2,340,829
Zimmer Biomet Holdings, Inc.	19,750	2,749,200

		111,206,888

Medical-Biomedical/Gene - 26.4%

Abcam PLC	77,318	1,088,512
ACADIA Pharmaceuticals, Inc.†#	161,530	4,467,920
Acceleron Pharma, Inc.†#	59,001	2,649,735
Acerta Pharma BV, Class B(2)	9,771,120	879,401
Adverum Biotechnologies, Inc.†	58,150	600,689
Akero Therapeutics, Inc.†#	9,896	274,218
Alder Biopharmaceuticals, Inc.†#	83,097	743,718
Alexion Pharmaceuticals, Inc.†	103,362	10,414,755
Allakos, Inc.†#	16,784	1,484,713
Allogene Therapeutics, Inc.†#	55,088	1,500,046
Alnylam Pharmaceuticals, Inc.†	42,100	3,397,049
Amarin Corp. PLC ADR†#	154,936	2,322,491
Amgen, Inc.	93,660	19,539,349
AnaptysBio, Inc.†#	11,415	464,020
Apellis Pharmaceuticals, Inc.†	17,310	503,721
Argenx SE ADR†	51,470	6,765,731
ArQule, Inc.†#	42,000	376,320
Audentes Therapeutics, Inc.†	16,408	510,289
Autolus Therapeutics PLC ADR†#	14,468	149,744
Avrobio, Inc.†	17,688	344,562
BeiGene, Ltd. ADR†	19,384	2,786,450
Biogen, Inc.†	24,749	5,438,593
BioMarin Pharmaceutical, Inc.†	72,851	5,468,196
Bluebird Bio, Inc.†#	35,399	3,657,071
Blueprint Medicines Corp.†	52,872	4,053,696
Cara Therapeutics, Inc.†#	74,434	1,744,733
CRISPR Therapeutics AG†#	19,500	901,095
CytomX Therapeutics, Inc.†	19,821	174,028
Deciphera Pharmaceuticals, Inc.†	10,482	380,287
Denali Therapeutics, Inc.†#	22,500	405,000
Dicerna Pharmaceuticals, Inc.†	52,967	736,241
Exact Sciences Corp.†#	50,142	5,977,929
Exelixis, Inc.†	150,430	2,986,035
Fate Therapeutics, Inc.†	41,866	683,253
FibroGen, Inc.†	49,987	2,232,419
Forty Seven, Inc.†	11,825	89,633
Guardant Health, Inc.†	30,322	2,654,085
Homology Medicines, Inc.†#	45,297	856,566
HTG Molecular Diagnostics, Inc.†#	91,620	85,207
Illumina, Inc.†	13,015	3,661,640
Immunomedics, Inc.†#	93,581	1,197,837
Incyte Corp.†	84,531	6,916,326
Insmed, Inc.†#	52,274	859,385
Intercept Pharmaceuticals, Inc.†#	8,119	521,077
Ionis Pharmaceuticals, Inc.†#	42,981	2,716,829
Iovance Biotherapeutics, Inc.†#	166,653	3,501,380

Karuna Therapeutics, Inc.†	22,275	440,377
Krystal Biotech, Inc.†#	21,258	956,610
Menlo Therapeutics, Inc.†	29,200	143,664
Mirati Therapeutics, Inc.†	27,100	2,221,387
Moderna, Inc.†	20,058	315,512
Nektar Therapeutics†#	25,729	452,059
Orchard Therapeutics PLC ADR†#	59,451	879,875
PTC Therapeutics, Inc.†	68,581	3,056,655
Puma Biotechnology, Inc.†#	22,100	237,575
Radius Health, Inc.†#	26,400	747,120
Regeneron Pharmaceuticals, Inc.†	32,730	9,493,336
REGENXBIO, Inc.†	25,400	876,046
Rocket Pharmaceuticals, Inc.†#	33,975	368,629
Sage Therapeutics, Inc.†#	110,010	18,885,417
Scholar Rock Holding Corp.†#	13,078	138,496
Seattle Genetics, Inc.†#	56,412	4,097,768
Stemline Therapeutics, Inc.†	13,432	159,975
Stoke Therapeutics, Inc.†#	18,549	694,475
Tocagen, Inc.†#	23,768	77,246
Ultragenyx Pharmaceutical, Inc.†#	54,334	2,959,573
Verily Life Sciences LLC(1)(2)	6,986	861,094
Vertex Pharmaceuticals, Inc.†	164,463	29,606,629
WaVe Life Sciences, Ltd.†#	12,390	284,970
Y-mAbs Therapeutics, Inc.†	21,208	563,497
Zai Lab, Ltd. ADR†	10,058	327,991
Zeneca, Inc. CVR†(2)	23,110	14,213
Zymeworks, Inc.†#	21,225	565,434

		198,587,597

Medical-Drugs - 17.1%

AbbVie, Inc.	81,400	5,351,236
Aimmune Therapeutics, Inc.†#	67,328	1,372,818
Alkermes PLC†	62,738	1,316,243
Allergan PLC	19,899	3,178,268
Ascendis Pharma A/S ADR†	76,904	8,615,555
AstraZeneca PLC ADR	298,100	13,423,443
Bayer AG	39,523	2,925,097
Bristol-Myers Squibb Co.	205,763	9,891,027
Chugai Pharmaceutical Co., Ltd.	45,000	3,219,278
Corvus Pharmaceuticals, Inc.†#	23,493	80,111
Cyclerion Therapeutics, Inc.†	3,911	37,194
Daiichi Sankyo Co., Ltd.	106,200	7,015,688
Eli Lilly & Co.	69,041	7,799,562
Enanta Pharmaceuticals, Inc.†	35,260	2,487,593
Galapagos NV†	14,396	2,428,665
Global Blood Therapeutics, Inc.†#	40,924	1,881,685
Merck & Co., Inc.	151,888	13,133,755
Milestone Pharmaceuticals, Inc.†#	33,922	780,206
Minerva Neurosciences, Inc.†	48,380	345,433
MyoKardia, Inc.†#	45,247	2,432,931
Myovant Sciences, Ltd.†#	39,471	316,952
Neoleukin Therapeutics, Inc.†	19,878	66,393
Novartis AG	123,919	11,144,259
Novo Nordisk A/S, Class B	36,456	1,893,044
Odonate Therapeutics, Inc.†#	23,181	714,207
Pfizer, Inc.	268,300	9,538,065
PhaseBio Pharmaceuticals, Inc.†	37,926	327,681
PRA Health Sciences, Inc.†	18,800	1,858,192
Principia Biopharma, Inc.†#	15,713	623,806
Progenics Pharmaceuticals, Inc.†	77,800	342,320
Reata Pharmaceuticals, Inc., Class A†#	17,688	1,363,745
Rhythm Pharmaceuticals, Inc.†#	18,727	421,732
Roche Holding AG	28,807	7,875,902
Tricida, Inc.†#	75,483	2,633,602
Turning Point Therapeutics, Inc.†#	14,211	774,926
Zogenix, Inc.†	23,600	1,007,484

		128,618,098

Medical-Generic Drugs - 0.1%

Momenta Pharmaceuticals, Inc.†	31,532	398,249
Perrigo Co. PLC	7,803	365,024

		763,273

Medical-HMO - 11.9%

Anthem, Inc.	60,403	15,796,593
Centene Corp.†	229,614	10,704,605
Humana, Inc.	37,426	10,599,417
Molina Healthcare, Inc.†	42,993	5,601,128
UnitedHealth Group, Inc.	184,410	43,151,940
WellCare Health Plans, Inc.†	13,189	3,570,790

		89,424,473

Medical-Hospitals - 2.0%

Acadia Healthcare Co., Inc.†#	34,678	917,580
HCA Healthcare, Inc.	117,020	14,065,804

		14,983,384

Medical-Outpatient/Home Medical - 0.2%

Amedisys, Inc.†	11,800	1,518,778

Medical-Wholesale Drug Distribution - 0.1%

McKesson Corp.	3,800	525,426

Patient Monitoring Equipment - 0.6%

CareDx, Inc.†	12,113	276,419
Insulet Corp.†	25,100	3,869,667

		4,146,086

Pharmacy Services - 1.9%

Cigna Corp.	89,374	13,760,915
JAND, Inc. (dba Warby Parker), Class A(1)(2)	36,095	611,449

		14,372,364

Therapeutics - 2.9%

Agios Pharmaceuticals, Inc.†#	32,129	1,219,296
Axsome Therapeutics, Inc.†#	31,900	811,855
G1 Therapeutics, Inc.†#	32,412	1,176,556
GW Pharmaceuticals PLC ADR†#	10,010	1,425,524
Neurocrine Biosciences, Inc.†	87,251	8,674,494
Sarepta Therapeutics, Inc.†#	61,883	5,578,752
Xencor, Inc.†#	74,389	2,773,222

		21,659,699

Veterinary Diagnostics - 0.4%

Elanco Animal Health, Inc.†	126,567	3,293,273

Total Common Stocks
(cost $565,363,993)		739,476,809

CONVERTIBLE PREFERRED SECURITIES - 1.2%
Applications Software - 0.2%

Outset Medical, Inc Series C(1)(2)	320,192	995,797

Outset Medical, Inc. Series D(1)(2)	171,126	532,202

		1,527,999

Health Care Providers & Services - 0.1%

Freenome Holdings, Inc. Series B(1)(2)	94,602	431,108

Medical Information Systems - 0.1%

Doximity, Inc. Series C(1)(2)	64,785	549,377

Medical Instruments - 0.0%

RefleXion Medical, Inc. Series C(1)(2)	160,251	271,140

Medical Labs & Testing Services - 0.3%

Tempus Labs, Inc. Series D(1)(2)	60,677	1,459,961
Tempus Labs, Inc. Series E(1)(2)	39,722	981,344
Tempus Labs, Inc. Series F(1)(2)	10,551	261,239

		2,702,544

Medical Products - 0.3%

Becton Dickinson and Co. Series A 6.13%	26,711	1,652,609
Kardium, Inc. Series D-5(1)(2)	542,402	525,544

		2,178,153

Medical-Biomedical/Gene - 0.0%

Rapt Therapeutics Series C-2(1)(2)	64,882	148,742

Pharmacy Services - 0.2%

JAND, Inc. (dba Warby Parker). Series D(1)(2)	75,264	1,274,972
JAND, Inc. (dba Warby Parker) Series E(1)(2)	2,948	49,939

		1,324,911

Total Convertible Preferred Securities
(cost $6,792,215)		9,133,974

CONVERTIBLE BONDS & NOTES - 0.0%
Commercial Services - 0.0%

Ginkgo Bioworks 3.00% due 07/30/2021(1)(2) (cost $324,284)	324,284	324,284

Total Long-Term Investment Securities
(cost $572,480,492)		748,935,067

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Registered Investment Companies - 1.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07%(4)	669,119	669,119
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(3)(4)	7,375,040	7,375,040
T. Rowe Price Government Reserve Fund 2.15%(4)	2,811,735	2,811,735

Total Short-Term Investment Securities
(cost $10,855,894)		10,855,894

TOTAL INVESTMENTS
(cost $583,336,386)	101.0%	759,790,961
Liabilities in excess of other assets	(1.0)	(7,498,903)

NET ASSETS	100.0%	$752,292,058

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $832,279 representing 0.1% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
JAND, Inc. (dba Warby Parker), Class A	4/23/2015	33,706	387,123
	3/9/2018	2,389	37,548

		36,095	424,671	611,449	16.94	0.08%
Shockwave Medical, Inc.	11/10/2016	16,143	198,910
	9/25/2017	5,350	65,920
	9/27/2017	44,503	548,362

		65,996	813,192	2,623,836	39.76	0.35%
Verily Life Sciences LLC	1/25/2019	6,986	861,094	861,094	123.26	0.11%

Convertible Preferred Securities
Doximity, Inc. Series C	4/10/2014	64,785	312,316	549,377	8.48	0.07%
Freenome Holdings, Inc. Series B	6/24/2019	94,602	431,111	431,108	4.56	0.06%
JAND, Inc. (dba Warby Parker), Series D	4/23/2015	75,264	864,430	1,274,972	16.94	0.17%
JAND, Inc. (dba Warby Parker), Series E	3/9/2018	2,948	46,334	49,939	16.94	0.01%
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	525,544	0.97	0.07%
Outset Medical, Inc. Series C	4/19/2017	320,192	829,778	995,797	3.11	0.13%
Outset Medical, Inc. Series D	8/20/2018	171,126	532,202	532,202	3.11	0.07%
Rapt Therapeutics Series C-2	6/7/2019	64,882	148,742	148,742	2.29	0.02%
RefleXion Medical, Inc. Series C	4/23/2018	160,251	271,145	271,140	1.69	0.04%
Tempus Labs, Inc., Series D	3/20/2018	60,677	568,780	1,459,961	24.06	0.19%
Tempus Labs, Inc., Series E	8/23/2018	39,722	665,058	981,344	24.71	0.13%
Tempus Labs, Inc., Series F	5/1/2019	10,551	261,239	261,239	24.76	0.04%

Convertible Bonds & Notes
Ginkgo Bioworks	7/30/2019	324,284	324,284	324,284	1.00	0.04%

				$11,902,028		1.58%

(2)	Securities classified as Level 3 (see Note 1).

(3)

At August 31, 2019, the Fund had loaned securities with a total value of $79,469,621. This was secured by collateral of $7,375,040, which was received in cash and subsequently invested in short-term investments currently valued at $7,375,040 as reported in the Portfolio of Investments. Additional collateral of $74,351,179 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
Federal National Mtg. Assoc.	3.50% to 3.50%	12/01/2047 to 12/01/2047	$371,094
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	1,629,904
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	72,350,181

(4)	The rate shown is the 7-day yield as of August 31, 2019.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Medical Products	$108,583,052	$2,623,836	$—	$111,206,888
Medical-Biomedical/Gene	196,832,889	—	1,754,708	198,587,597
Pharmacy Services	13,760,915	—	611,449	14,372,364
Other Industries	415,309,960	—	—	415,309,960

Convertible Preferred Securities:
Medical Products	1,652,609	—	525,544	2,178,153
Other Industries	—	—	6,955,821	6,955,821
Convertible Bonds & Notes	—	—	324,284	324,284
Short-Term Investment Securities	10,855,894	—	—	10,855,894

Total Investments at Value	$746,995,319	$2,623,836	$10,171,806	$759,790,961

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Convertible Bonds & Notes
Balance as of May 31, 2019	$2,209,214	$6,643,599	$—
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	156,943	257,916	—
Change in unrealized depreciation(1)	—	(3)	—
Net purchases	—	579,853	324,284
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of August 31, 2019	$2,366,157	$7,481,365	$324,284

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2019 includes:

Common Stocks	Convertible Preferred Securities	Convertible Bonds & Notes
$156,943	$257,913	$—

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2019.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 8/31/19	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$611,449	Market Approach	Secondary Market Transactions*	$15.7170
			2020 Estimated Gross Profit Multiple*	6.9x
			2021 Estimated Gross Profit Multiple*	6.0x
			Discount for Lack of Marketability	10.0%
	$861,094	Market Approach	Market Transaction Price*	$123.26
	$893,614	Income Approach	Estimated Future Cash Distribution*	$0.09-$0.615 ($0.3525)
Preferred Securities	$3,017,030	Market Approach	Market Transaction Price*	$0.96892-$24.7596 ($6.36626)
	$148,742	Market Approach	Market-Mid Point of Offering Range in S-1 Filing	$2.2925
	$2,441,305	Market Approach	Market Transaction Price*	$24.7596
			Discount for Future Cumulative Dividend Variance	0.22%-2.82% (1.52%)
	$1,324,911	Market Approach	Market Transaction Price*	$15.2990
			2020 Estimated Gross Profit Multiple*	6.9x
			2021 Estimated Gross Profit Multiple*	6.0x
			Discount for Lack of Marketability	10.0%
	$549,377	Market Approach	Market Transaction Price*	$4.3100
			2020 Estimated Revenue Multiple*	8.0x
			2019 Estimated Revenue Multiple*	9.3x
			2019 Estimated Gross Profit Multiple*	10.9x
			Discount for Lack of Marketability	10.0%
Convertible Promissory Notes	$324,284	Market Approach	Market Transaction Price*	$100.0000

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Principal Amount(1)/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 5.1%
Diversified Financial Services - 5.1%

BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(2)	$3,500,000	$3,771,669
Benchmark Mtg. Trust Series 2018-B3, Class A5 4.03% due 04/10/2051(2)	6,000,000	6,810,363
Benchmark Mtg. Trust Series 2018-B8, Class A5 4.23% due 01/15/2052(2)	5,160,000	5,979,193
Benchmark Mtg. Trust Series 2018-B7, Class A4 4.51% due 05/15/2053(2)	6,000,000	7,085,051
BX Trust FRS Series 2018-MCSF, Class A 2.77% (1 ML+0.58%) due 04/15/2035*(2)	2,700,000	2,691,567
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 3.27% (1 ML+1.07%) due 12/15/2037*(2)	750,000	751,164
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	2,000,000	1,991,839
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/13/2049*(2)	2,040,000	2,075,710
Stonemont Portfolio Trust FRS Series 2017-MONT, Class A 3.02% (1 ML+0.85%) due 08/20/2030*(2)	483,148	482,989
Store Master Funding I-VII Series 2018-1A, Class A1 3.96% due 10/20/2048*	1,670,730	1,783,276

Total Asset Backed Securities
(cost $31,459,059)		33,422,821

U.S. CORPORATE BONDS & NOTES - 10.6%
Banks-Super Regional - 0.4%

SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	506,000	551,285
Wells Fargo & Co. FRS Senior Notes 3.15% (CPIYOY+1.50%) due 03/31/2021	2,000,000	1,949,200

		2,500,485

Building Products-Wood - 0.4%

Masco Corp. Senior Notes 3.50% due 11/15/2027	2,512,000	2,554,718

Chemicals-Diversified - 0.6%

Dow Chemical Co. Senior Notes 4.80% due 05/15/2049*	2,400,000	2,718,137
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,025,000	1,262,433

		3,980,570

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 4.25% due 01/15/2048	372,000	368,133

Diversified Banking Institutions - 6.8%

Bank of America Corp. FRS Senior Notes 2.89% (CPIYOY+1.10%) due 11/19/2024	2,000,000	1,987,500
Bank of America Corp. FRS Senior Notes 3.89% (CPIYOY+2.10%) due 02/18/2020	1,600,000	1,602,784
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,183,000	2,374,896
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,504,000	2,928,051
Citigroup, Inc. FRS Senior Notes 2.27% (CPIYOY*1.38%) due 03/27/2025	2,000,000	1,988,000
Citigroup, Inc. FRS Senior Notes 2.65% (CPIYOY+1.00%) due 09/29/2024	2,000,000	1,979,600
Citigroup, Inc. FRS Senior Notes 4.15% (CPIYOY+2.50%) due 03/30/2020	4,000,000	3,923,200
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	2,673,000	3,360,441
Goldman Sachs Group, Inc. FRS Senior Notes 3.05% (CPIYOY+1.40%) due 08/30/2023	4,000,000	4,091,396
JPMorgan Chase & Co. FRS Senior Notes 2.90% (CPIYOY+1.25%) due 12/20/2023	2,000,000	2,024,600
JPMorgan Chase & Co. FRS Senior Notes 3.65% (CPIYOY+2.00%) due 02/25/2021	1,000,000	1,007,100
JPMorgan Chase & Co. FRS Senior Notes 3.73% (CPIYOY+2.08%) due 04/28/2020	5,000,000	4,929,000
Morgan Stanley FRS Senior Notes 3.34% (CPIYOY+1.55%) due 08/24/2023	468,000	469,755
Morgan Stanley FRS Senior Notes 3.39% (CPIYOY+1.60%) due 09/26/2028	1,402,000	1,461,585
Morgan Stanley FRS Senior Notes 3.79% (CPIYOY+2.00%) due 12/15/2019	1,813,000	1,803,935

Morgan Stanley FRS Senior Notes 3.79% (CPIYOY+2.00%) due 01/24/2020	2,203,000	2,197,493
Morgan Stanley FRS Senior Notes 3.79% (CPIYOY+2.00%) due 02/11/2020	2,000,000	1,990,000
Morgan Stanley FRS Senior Notes 3.79% (CPIYOY+2.00%) due 04/25/2023	3,870,000	3,932,887
Morgan Stanley FRS Senior Notes 3.81% (CPIYOY+2.00%) due 06/09/2023	664,000	675,620

		44,727,843

Finance-Consumer Loans - 0.3%

SLM Corp. FRS Senior Notes 3.94% (CPIYOY+2.15%) due 12/15/2020	2,017,000	2,011,957

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	5,000
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	7,803
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	12,500

		25,303

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	338,000	350,932

Oil Companies-Exploration & Production - 0.1%

Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	800,000	834,313

Oil Refining & Marketing - 0.4%

Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028	2,549,000	2,643,598

Pharmacy Services - 0.5%

CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,164,000	3,539,492

Pipelines - 0.8%

Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	1,274,000	1,347,880
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	887,000	941,314
Energy Transfer Operating LP Company Guar. Notes 5.80% due 06/15/2038	1,067,000	1,242,369
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	524,000	512,734
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	1,299,000	1,273,020

		5,317,317

Real Estate Investment Trusts - 0.1%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	660,000	711,717

Total U.S. Corporate Bonds & Notes
(cost $67,038,118)		69,566,378

FOREIGN CORPORATE BONDS & NOTES - 6.3%
Banks-Commercial - 1.6%

Barclays Bank PLC FRS Senior Notes 2.79% (CPIYOY+1.00%) due 05/22/2023	9,800,000	9,853,900
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	475,000	523,789

		10,377,689

Diversified Banking Institutions - 3.2%

BNP Paribas SA FRS Senior Notes 2.79% (CPIYOY+1.14%) due 12/21/2020	431,000	430,461
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*	2,548,000	2,660,771
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	1,142,000	1,192,806
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	3,470,000	3,642,332
Societe Generale SA VRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)	10,000,000	10,260,000
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	738,000	753,743
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	1,150,000	1,236,580
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	828,000	934,828

		21,111,521

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*		757,000	780,904

Gas-Distribution - 0.4%

National Grid PLC Senior Notes 1.25% due 10/06/2021	GBP	1,763,000	2,719,686

Gold Mining - 0.5%

Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*		1,497,000	1,571,266
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*		1,663,000	2,008,611

			3,579,877

Machinery-Farming - 0.2%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027		1,163,000	1,210,351

Oil Companies-Integrated - 0.3%

Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#		1,963,000	2,049,380

Total Foreign Corporate Bonds & Notes
(cost $40,290,937)			41,829,408

U.S. GOVERNMENT AGENCIES - 0.7%
Federal Home Loan Mtg. Corp. - 0.4%

Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF 2.65% (1 ML+0.45%) due 12/15/2038(5)		358,967	359,529
Series 3925, Class FL 2.65% (1 ML+0.45%) due 01/15/2041(5)		1,213,455	1,217,451
Series 4001, Class FM 2.70% (1 ML+0.50%) due 02/15/2042(5)		356,713	358,443
Series 3355, Class BF 2.90% (1 ML+0.70%) due 08/15/2037(5)		359,109	364,245
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ2, Class M2 4.35% (1 ML+2.20%) due 09/25/2024(5)		521,715	528,698

			2,828,366

Federal National Mtg. Assoc. - 0.2%

Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 3.75% (1 ML+1.60%) due 01/25/2024(5)		184	184
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 2.55% (1 ML+0.40%) due 09/25/2042(5)		642,894	643,163
Series 2011-103, Class FD 2.60% (1 ML+0.45%) due 05/25/2040(5)		719,891	722,192

			1,365,539

Government National Mtg. Assoc. - 0.1%

Government National Mtg. Assoc. FRS Series 2010-14, Class FN 2.75% (1 ML+0.55%) due 02/16/2040(5)		320,106	322,258

Total U.S. Government Agencies
(cost $4,515,961)			4,516,163

U.S. GOVERNMENT TREASURIES - 52.4%
United States Treasury Bonds - 23.3%

United States Treasury Bonds TIPS(6)
0.63% due 02/15/2043		6,511,856	6,935,342
0.75% due 02/15/2042		3,211,404	3,524,501
0.75% due 02/15/2045		8,531,284	9,335,472
0.88% due 02/15/2047		3,607,740	4,092,219
1.00% due 02/15/2046		7,469,416	8,671,542
1.00% due 02/15/2048		5,505,163	6,460,899
1.38% due 02/15/2044		4,709,386	5,858,285
1.75% due 01/15/2028		13,938,210	15,947,928
2.00% due 01/15/2026		4,529,760	5,095,741
2.13% due 02/15/2040		2,844,168	3,911,082
2.13% due 02/15/2041		4,877,399	6,777,844
2.38% due 01/15/2025		4,076,580	4,583,312
2.38% due 01/15/2027		5,080,560	5,961,327
2.50% due 01/15/2029		10,140,670	12,497,171
3.63% due 04/15/2028		22,012,874	28,790,514
3.88% due 04/15/2029		18,307,675	25,045,148

			153,488,327

United States Treasury Notes - 29.1%

1.63% due 08/15/2029		1,360,000	1,374,982
United States Treasury Notes TIPS(6)
0.13% due 04/15/2020		8,531,484	8,450,668
0.13% due 04/15/2021		3,674,482	3,638,055
0.13% due 01/15/2022		5,658,450	5,622,309
0.13% due 04/15/2022		10,953,592	10,882,180
0.13% due 07/15/2022		2,561,832	2,559,096
0.13% due 01/15/2023		15,425,024	15,393,390
0.13% due 07/15/2024		19,875,785	20,038,001
0.13% due 07/15/2026		6,818,993	6,901,082
0.25% due 01/15/2025		7,678,153	7,773,524
0.38% due 07/15/2023		8,254,875	8,361,584
0.38% due 07/15/2025		7,513,893	7,700,262
0.38% due 01/15/2027		6,086,524	6,251,697
0.38% due 07/15/2027		15,572,620	16,083,894
0.50% due 01/15/2028		10,903,305	11,356,440
0.63% due 04/15/2023		13,096,240	13,298,525
0.63% due 01/15/2024		8,233,200	8,435,942
0.63% due 01/15/2026		6,101,043	6,337,154
0.75% due 07/15/2028#		10,408,284	11,139,449
1.13% due 01/15/2021		4,449,496	4,469,996

1.25% due 07/15/2020		15,855,750	15,929,145

			191,997,375

Total U.S. Government Treasuries
(cost $320,599,633)			345,485,702

FOREIGN GOVERNMENT OBLIGATIONS - 20.0%
Sovereign - 20.0%

Commonwealth of Australia Senior Notes 0.75% due 11/21/2027(6)	AUD	15,573,000	11,339,519
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(6)	AUD	16,051,100	13,013,824
Government of Canada Bonds 4.00% due 12/01/2031(6)	CAD	17,899,680	19,935,678
Government of Canada Bonds 4.25% due 12/01/2021(6)	CAD	37,737,480	30,929,484
Government of New Zealand Senior Notes 2.00% due 09/20/2025(6)	NZD	36,263,750	25,744,794
Kingdom of Spain Bonds 0.30% due 11/30/2021(6)	EUR	14,170,410	16,047,745
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(6)	EUR	9,693,538	12,885,177
United Mexican States Bonds 2.50% due 12/10/2020(6)	MXN	43,699,452	2,156,049

Total Foreign Government Obligations
(cost $133,792,143)			132,052,270

PREFERRED SECURITIES - 0.0%
Diversified Banking Institutions - 0.0%

Banco Santander SA FRS 4.00% (3 ML+0.52%) (cost $238,831)		9,950	225,666

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.5%
Banks-Commercial - 0.1%

Corestates Capital II FRS 2.95% (3 ML+0.65%) due 01/15/2027*		669,000	620,832

Banks-Money Center - 0.2%

BBVA Bancomer SA 5.13% due 01/18/2033*		1,145,000	1,096,338

Banks-Super Regional - 0.3%

SunTrust Capital III FRS 3.06% (3 ML+0.65%) due 03/15/2028		1,067,000	986,975
Wachovia Capital Trust II FRS 2.80% (3 ML+0.50%) due 01/15/2027		1,039,000	969,595

			1,956,570

Diversified Banking Institutions - 1.0%

BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 09/23/2019(7)		3,161,000	2,755,728
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(7)		2,539,000	2,512,023
HSBC Holdings PLC 6.00% due 05/22/2027(7)		1,018,000	1,020,545
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(7)		366,000	387,503

			6,675,799

Electric-Integrated - 0.1%

WEC Energy Group, Inc. FRS 4.27% (3 ML+2.11%) due 05/15/2067		819,000	692,636

Insurance-Life/Health - 1.2%

Prudential Financial, Inc. 5.70% due 09/15/2048		7,000,000	7,643,720

Insurance-Multi-line - 0.5%

Genworth Holdings, Inc. FRS 4.16% (3 ML+2.00%) due 11/15/2066		800,000	512,000
Hartford Financial Services Group, Inc. FRS 4.28% (3 ML+2.13%) due 02/12/2067*		3,202,000	2,721,700

			3,233,700

Pipelines - 1.1%

Enbridge, Inc. 5.50% due 07/15/2077#		2,670,000	2,677,609
Energy Transfer Operating LP 6.25% due 02/15/2023(7)		2,554,000	2,378,949
EnLink Midstream Partners LP 6.00% due 12/15/2022(7)		475,000	356,250
Enterprise Products Operating LLC 5.25% due 08/16/2077		859,000	848,263
MPLX LP Series B 6.88% due 02/15/2023(7)		1,271,000	1,273,542

			7,534,613

Total Preferred Securities/Capital Securities
(cost $29,463,652)			29,454,208

Total Long-Term Investment Securities
(cost $627,398,334)			656,552,616

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07%(8)		340,771	340,771
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(8)(9)		54,000	54,000

Total Short-Term Investment Securities
(cost $394,771)			394,771

TOTAL INVESTMENTS
(cost $627,793,105)	99.7%	656,947,387
Other assets less liabilities	0.3	2,304,485

NET ASSETS	100.0%	$659,251,872

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $38,648,314 representing 5.9% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 1).
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Collateralized Mortgage Obligation
(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	The rate shown is the 7-day yield as of August 31, 2019.
(9)

At August 31, 2019, the Fund had loaned securities with a total value of $11,215,430. This was secured by collateral of $54,000, which was received in cash and subsequently invested in short-term investments currently valued at $54,000 as reported in the Portfolio of Investments. Additional collateral of $11,773,088 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
Federal Home Loan Mtg. Corp.	2.00% to 7.50%	02/01/2021 to 09/25/2049	$2,716,220
Federal National Mtg. Assoc.	2.00% to 7.50%	07/01/2020 to 05/01/2056	6,265,585
Government National Mtg. Assoc.	2.50% to 7.50%	07/15/2020 to 07/20/2069	2,551,282
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	21,839
United States Treasury Notes/Bonds	0.13% to 8.75%	01/31/2020 to 11/15/2048	218,162

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound

MXN - Mexican Peso

NZD - New Zealand Dollar

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

CPIYOY - CPI Urban Consumers YoY NSA

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$33,422,821	$—	$33,422,821
U.S. Corporate Bonds & Notes	—	69,566,378	—	69,566,378
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	10,851,521	10,260,000	21,111,521
Other Industries	—	20,717,887	—	20,717,887
U.S. Government Agencies	—	4,516,163	—	4,516,163
U.S. Government Treasuries	—	345,485,702	—	345,485,702
Foreign Government Obligations	—	132,052,270	—	132,052,270
Preferred Securities	225,666	—	—	225,666
Preferred Securities/Capital Securities	—	29,454,208	—	29,454,208
Short-Term Investment Securities	394,771	—	—	394,771

Total Investment at Value	$620,437	$646,066,950	$10,260,000	$656,947,387

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Corporate Bonds & Notes
Balance as of 05/31/2019	$10,080,000
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	180,000
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 08/31/2019	$10,260,000

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2019 includes:

Foreign Corporate Bonds & Notes
$180,000

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2019.

The Fund’s security classified as Level 3, with a fair value of $10,260,000 at August 31, 2019, is attributable to valuations from a single broker which was deemed to be indicative quote (which does not necessarily represent a price the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 81.7%
Australia - 5.7%

AGL Energy, Ltd.	46,199	$589,897
Alumina, Ltd.	188,700	275,764
AMP, Ltd.	211,111	240,983
APA Group	80,758	598,795
Aristocrat Leisure, Ltd.	41,068	822,803
ASX, Ltd.	14,268	829,334
Aurizon Holdings, Ltd.	143,587	571,489
AusNet Services	125,630	152,290
Australia & New Zealand Banking Group, Ltd.	204,204	3,677,317
Bank of Queensland, Ltd.#	26,615	164,362
Bendigo & Adelaide Bank, Ltd.#	32,122	241,852
BGP Holdings PLC†(1)	835,027	0
BHP Group, Ltd.	209,337	5,116,092
BlueScope Steel, Ltd.	40,571	341,259
Boral, Ltd.	82,816	237,033
Brambles, Ltd.	111,996	852,288
Caltex Australia, Ltd.	19,531	315,150
Challenger, Ltd.#	41,315	186,696
CIMIC Group, Ltd.	7,629	159,270
Coca-Cola Amatil, Ltd.	36,036	263,798
Cochlear, Ltd.	4,237	622,043
Coles Group, Ltd.	81,100	755,897
Commonwealth Bank of Australia	125,786	6,696,373
Computershare, Ltd.	32,796	339,690
Crown Resorts, Ltd.	26,919	217,725
CSL, Ltd.	32,109	5,208,527
Dexus	77,563	673,829
Domino’s Pizza Enterprises, Ltd.#	4,349	125,266
Flight Centre Travel Group, Ltd.	4,202	131,616
Fortescue Metals Group, Ltd.	98,450	530,409
Goodman Group	116,569	1,139,869
GPT Group	124,925	537,596
Harvey Norman Holdings, Ltd.#	39,521	116,576
Incitec Pivot, Ltd.	123,358	266,672
Insurance Australia Group, Ltd.	169,510	920,102
LendLease Group	40,862	469,466
Macquarie Group, Ltd.	22,909	1,910,612
Medibank Private, Ltd.	200,714	492,022
Mirvac Group	274,370	589,431
National Australia Bank, Ltd.	197,354	3,636,365
Newcrest Mining, Ltd.	55,681	1,387,440
Orica, Ltd.	27,724	401,981
Origin Energy, Ltd.	125,305	643,870
QBE Insurance Group, Ltd.	98,587	831,910
Ramsay Health Care, Ltd.#	9,887	437,057
REA Group, Ltd.#	3,971	279,488
Rio Tinto, Ltd.	26,376	1,555,677
Santos, Ltd.	125,818	610,919
Scentre Group	378,348	1,029,386
SEEK, Ltd.	24,730	338,584
Sonic Healthcare, Ltd.	30,803	610,919
South32, Ltd.	373,260	663,622
Stockland	172,428	524,870
Suncorp Group, Ltd.	91,115	847,401
Sydney Airport	81,016	459,943
Tabcorp Holdings, Ltd.	138,872	440,495
Telstra Corp., Ltd.	291,845	731,140
TPG Telecom, Ltd.	24,261	108,815
Transurban Group	190,095	1,913,891
Treasury Wine Estates, Ltd.	52,547	663,167
Vicinity Centres	242,195	422,445
Washington H. Soul Pattinson & Co., Ltd.	7,655	107,693
Wesfarmers, Ltd.	81,100	2,135,517
Westpac Banking Corp.	244,082	4,638,720
Woodside Petroleum, Ltd.	66,566	1,440,352
Woolworths Group, Ltd.	93,385	2,375,360
WorleyParsons, Ltd.#	22,817	188,849

		66,806,069

Austria - 0.2%

ANDRITZ AG	5,428	191,139
Erste Group Bank AG	20,673	665,034
OMV AG	10,710	546,284
Raiffeisen Bank International AG	10,543	230,413
Verbund AG	4,839	287,986
voestalpine AG#	8,261	190,210

		2,111,066

Belgium - 0.9%

Ageas	13,267	710,099
Anheuser-Busch InBev SA NV	54,090	5,124,383
Colruyt SA	4,269	218,499
Groupe Bruxelles Lambert SA	6,021	562,212
KBC Group NV	17,896	1,035,355
Proximus SADP	11,273	333,156
Solvay SA	5,313	535,576
Telenet Group Holding NV	3,920	195,337
UCB SA	9,282	693,082
Umicore SA#	14,944	475,809

		9,883,508

Bermuda - 0.3%

CK Infrastructure Holdings, Ltd.	47,000	316,814
Dairy Farm International Holdings, Ltd.	24,326	174,174
Hongkong Land Holdings, Ltd.	83,800	457,548
Jardine Matheson Holdings, Ltd.	15,386	836,537
Jardine Strategic Holdings, Ltd.	15,461	488,568
Kerry Properties, Ltd.	46,500	156,870
NWS Holdings, Ltd.	108,000	185,960
Shangri-La Asia, Ltd.	76,000	79,389
Yue Yuen Industrial Holdings, Ltd.	52,500	134,256

		2,830,116

Cayman Islands - 0.5%

ASM Pacific Technology, Ltd.	21,600	247,533
BeiGene, Ltd. ADR†	2,318	333,213
CK Asset Holdings, Ltd.	185,308	1,258,565
CK Hutchison Holdings, Ltd.	191,808	1,670,895
Melco Resorts & Entertainment, Ltd. ADR	14,706	305,885
MGM China Holdings, Ltd.#	69,600	104,217
Sands China, Ltd.	177,200	804,592
WH Group, Ltd.*	678,000	545,658
Wharf Real Estate Investment Co., Ltd.	87,000	471,041
Wynn Macau, Ltd.	114,800	229,588

		5,971,187

Denmark - 1.5%

AP Moller - Maersk A/S, Series A	282	280,772

AP Moller - Maersk A/S, Series B	454	483,005
Carlsberg A/S, Class B	7,611	1,123,496
Chr. Hansen Holding A/S	7,495	629,688
Coloplast A/S, Class B	8,249	982,407
Danske Bank A/S	47,747	627,754
Demant A/S†#	7,179	217,448
DSV A/S	12,691	1,257,774
Genmab A/S†	4,365	890,751
H. Lundbeck A/S	4,909	178,718
ISS A/S	11,839	300,401
Novo Nordisk A/S, Class B	122,309	6,351,115
Novozymes A/S, Class B	15,883	677,267
Orsted A/S*	13,325	1,272,293
Pandora A/S#	7,845	334,172
Tryg A/S	7,967	238,145
Vestas Wind Systems A/S	13,895	1,020,946

		16,866,152

Finland - 0.9%

Elisa Oyj	10,717	538,985
Fortum Oyj	32,722	719,622
Kone Oyj, Class B	24,420	1,411,720
Metso Oyj	8,320	311,631
Neste Oyj	30,061	946,224
Nokia Oyj	400,796	1,982,006
Nokian Renkaat Oyj†	8,381	229,357
Nordea Bank Abp	216,439	1,351,827
Nordea Bank Abp	3,198	19,939
Orion Oyj, Class B	7,400	274,650
Sampo Oyj, Class A	31,983	1,270,354
Stora Enso Oyj, Class R	40,938	457,578
UPM-Kymmene Oyj	37,990	1,023,781
Wartsila Oyj Abp	32,816	402,321

		10,939,995

France - 8.5%

Accor SA	13,405	578,408
Aeroports de Paris	2,199	379,681
Air Liquide SA	30,434	4,236,250
Alstom SA	10,970	468,639
Amundi SA*	4,267	272,703
Arkema SA	4,745	415,948
Atos SE	6,676	505,390
AXA SA	136,929	3,140,763
BioMerieux	2,876	233,746
BNP Paribas SA	79,774	3,597,768
Bollore SA	62,795	266,535
Bouygues SA	15,583	591,720
Bureau Veritas SA	19,095	456,663
Capgemini SE	11,338	1,360,121
Carrefour SA	42,064	716,572
Casino Guichard Perrachon SA#	4,178	175,867
Cie de Saint-Gobain	35,192	1,269,404
Cie Generale des Etablissements Michelin SCA	12,203	1,282,159
CNP Assurances	12,765	231,765
Covivio	3,236	344,272
Credit Agricole SA	79,281	905,320
Danone SA	43,785	3,920,009
Dassault Aviation SA	161	228,969
Dassault Systemes SE	9,148	1,288,434
Edenred	16,741	815,084
Eiffage SA	5,685	588,821
Electricite de France SA	41,631	506,274
Engie SA	129,463	1,967,108
EssilorLuxottica SA	20,329	2,999,491
Eurazeo SE	2,854	188,672
Eutelsat Communications SA	11,271	195,968
Faurecia SA	5,345	233,508
Gecina SA	3,284	520,458
Getlink SE	31,265	439,831
Hermes International	2,248	1,534,282
ICADE	2,383	210,701
Iliad SA	1,955	204,637
Imerys SA	2,546	103,812
Ingenico Group SA	3,964	392,968
Ipsen SA	2,658	279,274
JCDecaux SA	4,947	132,228
Kering SA	5,368	2,598,227
Klepierre SA	14,735	449,559
L’Oreal SA	17,819	4,868,574
Legrand SA	19,248	1,358,542
LVMH Moet Hennessy Louis Vuitton SE	19,738	7,861,558
Natixis SA	68,466	265,022
Orange SA	141,400	2,144,597
Pernod Ricard SA	15,176	2,897,173
Peugeot SA	41,562	928,648
Publicis Groupe SA	15,045	721,265
Remy Cointreau SA†	1,783	269,250
Renault SA	13,573	778,092
Safran SA	23,256	3,377,688
Sanofi	80,043	6,872,313
Sartorius Stedim Biotech	1,965	304,076
Schneider Electric SE	38,836	3,250,714
SCOR SE	12,143	484,318
SEB SA	1,597	248,358
Societe BIC SA#	1,822	116,343
Societe Generale SA	54,565	1,382,600
Sodexo SA	6,423	727,803
Suez	26,068	404,682
Teleperformance	4,099	894,694
Thales SA	7,432	858,880
TOTAL SA	168,944	8,427,917
Ubisoft Entertainment SA†	5,591	450,781
Valeo SA	16,828	459,411
Veolia Environnement SA	37,862	905,066
Vinci SA	36,054	3,942,701
Vivendi SA	64,971	1,815,864
Wendel SA	2,062	288,946
Worldline SA†*	5,840	403,079

		98,936,964

Germany - 6.9%

1&1 Drillisch AG	3,752	102,926
adidas AG	12,817	3,799,134
Allianz SE	30,160	6,646,041
Axel Springer SE	3,450	238,878

BASF SE	65,311	4,319,722
Bayer AG	66,310	4,907,603
Bayerische Motoren Werke AG	23,321	1,558,617
Bayerische Motoren Werke AG (Preference Shares)	3,981	213,953
Beiersdorf AG	7,163	901,400
Brenntag AG	11,150	537,110
Carl Zeiss Meditec AG BR	2,860	329,730
Commerzbank AG	71,324	404,407
Continental AG	7,919	955,282
Covestro AG*	12,353	559,219
Daimler AG	64,828	3,042,697
Delivery Hero SE†*	7,992	403,694
Deutsche Bank AG	139,746	1,009,379
Deutsche Boerse AG	13,585	1,996,966
Deutsche Lufthansa AG	17,562	269,835
Deutsche Post AG	70,201	2,306,916
Deutsche Telekom AG	235,411	3,926,462
Deutsche Wohnen SE	25,137	891,241
E.ON SE	155,437	1,444,393
Evonik Industries AG	13,245	337,429
Fraport AG Frankfurt Airport Services Worldwide	2,772	231,478
Fresenius Medical Care AG & Co. KGaA	15,139	1,018,277
Fresenius SE & Co. KGaA	29,462	1,429,910
Fuchs Petrolub SE (Preference Shares)	5,403	188,715
GEA Group AG	11,544	311,223
Hannover Rueck SE	4,474	712,003
HeidelbergCement AG	10,443	723,534
Henkel AG & Co. KGaA	7,591	701,220
Henkel AG & Co. KGaA (Preference Shares)	12,683	1,269,865
HOCHTIEF AG	1,463	159,103
HUGO BOSS AG	4,860	270,701
Infineon Technologies AG	80,604	1,395,081
Innogy SE*	9,817	488,651
KION Group AG	5,015	242,461
Knorr-Bremse AG	3,436	320,951
LANXESS AG	6,214	373,573
Merck KGaA	9,357	1,000,203
METRO AG	12,056	186,562
MTU Aero Engines AG	3,634	991,697
Muenchener Rueckversicherungs-Gesellschaft AG	10,633	2,546,422
Porsche Automobil Holding SE (Preference Shares)	10,897	683,370
Puma SE	5,930	450,024
RWE AG	38,865	1,106,734
SAP SE	69,824	8,333,969
Sartorius AG (Preference Shares)	2,528	505,391
Siemens AG	54,333	5,431,049
Siemens Healthineers AG*	10,641	417,628
Symrise AG	8,980	838,115
Telefonica Deutschland Holding AG	53,043	135,016
thyssenkrupp AG	28,752	351,233
TUI AG	31,357	311,728
Uniper SE	14,171	429,393
United Internet AG	8,730	285,922
Volkswagen AG	2,310	376,886
Volkswagen AG (Preference Shares)	13,109	2,104,927
Vonovia SE	34,525	1,718,894
Wirecard AG	8,322	1,327,127
Zalando SE†*	8,906	440,466

		80,912,536

Hong Kong - 2.2%

AIA Group, Ltd.	856,000	8,324,830
Bank of East Asia, Ltd.	85,600	216,391
BOC Hong Kong Holdings, Ltd.	265,500	895,678
CLP Holdings, Ltd.	118,500	1,220,457
Galaxy Entertainment Group, Ltd.	154,000	966,379
Hang Lung Properties, Ltd.	146,000	329,973
Hang Seng Bank, Ltd.	54,600	1,139,299
Henderson Land Development Co., Ltd.	102,231	475,924
Hong Kong & China Gas Co., Ltd.	722,616	1,395,389
Hong Kong Exchanges & Clearing, Ltd.	83,900	2,568,236
Hysan Development Co., Ltd.	44,000	178,180
Link REIT	150,000	1,683,588
MTR Corp., Ltd.	104,000	602,214
New World Development Co., Ltd.	435,000	542,613
PCCW, Ltd.	296,000	160,451
Power Assets Holdings, Ltd.	100,500	669,111
Sino Land Co., Ltd.	236,000	337,126
SJM Holdings, Ltd.	141,000	133,260
Sun Hung Kai Properties, Ltd.	114,500	1,622,487
Swire Pacific, Ltd., Class A	35,500	347,511
Swire Properties, Ltd.	84,600	277,849
Techtronic Industries Co., Ltd.	100,500	694,748
Vitasoy International Holdings, Ltd.	52,000	242,079
Wharf Holdings, Ltd.	87,000	190,414
Wheelock & Co., Ltd.	58,000	336,960

		25,551,147

Ireland - 0.5%

AIB Group PLC	57,638	145,825
Bank of Ireland Group PLC	67,506	256,854
CRH PLC	57,650	1,918,547
DCC PLC	6,981	593,255
Flutter Entertainment PLC	6,043	497,054
James Hardie Industries PLC CDI	31,649	480,631
Kerry Group PLC, Class A	11,285	1,343,221
Kingspan Group PLC	10,883	496,858
Smurfit Kappa Group PLC	16,002	493,491

		6,225,736

Isle of Man - 0.0%

GVC Holdings PLC#	38,647	295,791

Israel - 0.5%

Azrieli Group, Ltd.	2,644	197,087
Bank Hapoalim B.M.†	77,903	571,148
Bank Leumi Le-Israel B.M.	107,071	729,745
Check Point Software Technologies, Ltd.†	8,881	956,484
CyberArk Software, Ltd.†	2,643	296,915

Elbit Systems, Ltd.	1,658	256,478
Israel Chemicals, Ltd.	50,805	229,238
Israel Discount Bank, Ltd., Class A	82,710	344,318
Mizrahi Tefahot Bank, Ltd.	10,165	233,893
NICE, Ltd.†	4,310	660,792
Teva Pharmaceutical Industries, Ltd. ADR†#	77,423	534,219
Wix.com, Ltd.†	3,092	433,653

		5,443,970

Italy - 1.6%

Assicurazioni Generali SpA	77,850	1,409,190
Atlantia SpA	35,133	856,048
Davide Campari-Milano SpA	40,454	379,030
Enel SpA	578,403	4,191,764
Eni SpA	181,577	2,730,010
FinecoBank Banca Fineco SpA	36,777	379,056
Intesa Sanpaolo SpA	1,058,103	2,317,908
Leonardo SpA	29,108	356,061
Mediobanca Banca di Credito Finanziario SpA	44,112	436,816
Moncler SpA	12,722	476,650
Pirelli & C SpA*	28,567	148,349
Poste Italiane SpA*	37,230	399,847
Prysmian SpA#	17,080	373,652
Recordati SpA	7,375	323,085
Snam SpA	147,897	747,550
Telecom Italia SpA†	648,161	345,068
Telecom Italia SpA RSP	450,374	229,326
Terna Rete Elettrica Nazionale SpA	101,169	634,893
UniCredit SpA	142,159	1,571,772

		18,306,075

Japan - 20.0%

ABC-Mart, Inc.#	2,300	147,004
Acom Co., Ltd.	29,500	104,132
Advantest Corp.	14,200	583,452
Aeon Co., Ltd.#	46,500	824,644
AEON Financial Service Co., Ltd.#	8,100	118,639
Aeon Mall Co., Ltd.	8,200	128,980
AGC, Inc.	13,200	380,835
Air Water, Inc.	11,500	195,392
Aisin Seiki Co., Ltd.	11,600	343,954
Ajinomoto Co., Inc.	32,700	596,224
Alfresa Holdings Corp.	12,900	292,037
Alps Alpine Co., Ltd.	14,202	247,985
Amada Holdings Co., Ltd.	24,800	258,423
ANA Holdings, Inc.	8,700	297,439
Aozora Bank, Ltd.	8,300	191,806
Asahi Group Holdings, Ltd.	25,800	1,203,603
Asahi Intecc Co., Ltd.	13,800	308,384
Asahi Kasei Corp.	91,100	824,261
Astellas Pharma, Inc.	133,800	1,853,943
Bandai Namco Holdings, Inc.#	14,100	829,529
Bank of Kyoto, Ltd.	3,700	132,871
Benesse Holdings, Inc.	4,800	122,807
Bridgestone Corp.	40,600	1,548,942
Brother Industries, Ltd.	17,300	299,638
Calbee, Inc.	5,300	161,642
Canon, Inc.	71,600	1,860,852
Casio Computer Co., Ltd.	15,400	214,978
Central Japan Railway Co.	10,200	2,017,725
Chiba Bank, Ltd.	42,800	213,527
Chubu Electric Power Co., Inc.	43,500	641,434
Chugai Pharmaceutical Co., Ltd.	16,300	1,166,094
Chugoku Electric Power Co., Inc.	19,900	254,194
Coca-Cola Bottlers Japan Holdings, Inc.	8,802	191,393
Concordia Financial Group, Ltd.	76,400	262,494
Credit Saison Co., Ltd.	10,700	119,051
CyberAgent, Inc.	7,249	326,848
Dai Nippon Printing Co., Ltd.	18,300	396,025
Dai-ichi Life Holdings, Inc.	75,800	1,033,166
Daicel Corp.	19,000	146,835
Daifuku Co., Ltd.#	6,991	330,351
Daiichi Sankyo Co., Ltd.	40,300	2,662,262
Daikin Industries, Ltd.	17,600	2,179,395
Daito Trust Construction Co., Ltd.#	5,200	669,610
Daiwa House Industry Co., Ltd.	40,100	1,257,714
Daiwa House REIT Investment Corp.#	120	316,732
Daiwa Securities Group, Inc.	114,700	494,278
Denso Corp.	31,000	1,300,871
Dentsu, Inc.	15,300	522,794
Disco Corp.#	2,100	381,513
East Japan Railway Co.	22,000	2,094,696
Eisai Co., Ltd.	17,800	909,813
Electric Power Development Co., Ltd.	10,300	238,703
FamilyMart Co., Ltd.#	18,000	415,117
FANUC Corp.	13,700	2,379,945
Fast Retailing Co., Ltd.#	4,100	2,402,071
Fuji Electric Co., Ltd.	8,100	231,026
FUJIFILM Holdings Corp.	25,600	1,096,196
Fujitsu, Ltd.	14,100	1,088,740
Fukuoka Financial Group, Inc.	10,900	187,558
GMO Payment Gateway, Inc.#	2,900	224,662
Hakuhodo DY Holdings, Inc.	17,100	252,552
Hamamatsu Photonics KK	10,100	348,915
Hankyu Hanshin Holdings, Inc.	16,600	628,936
Hikari Tsushin, Inc.	1,500	351,579
Hino Motors, Ltd.	18,400	144,796
Hirose Electric Co., Ltd.	2,335	265,293
Hisamitsu Pharmaceutical Co., Inc.#	4,100	165,953
Hitachi Chemical Co., Ltd.	7,600	237,511
Hitachi Construction Machinery Co., Ltd.	7,900	168,805
Hitachi High-Technologies Corp.	4,400	237,737
Hitachi Metals, Ltd.	16,200	174,451
Hitachi, Ltd.	68,700	2,346,800
Honda Motor Co., Ltd.	115,900	2,753,082
Hoshizaki Corp.	3,900	280,473
Hoya Corp.	27,400	2,230,739
Hulic Co., Ltd.	21,500	205,215
Idemitsu Kosan Co., Ltd.	13,976	375,596
IHI Corp.	11,100	216,180
Iida Group Holdings Co., Ltd.	10,500	163,477
Inpex Corp.	72,800	629,766
Isetan Mitsukoshi Holdings, Ltd.	24,300	184,134
Isuzu Motors, Ltd.	39,200	421,759

ITOCHU Corp.	95,700	1,908,415
Itochu Techno-Solutions Corp.	6,800	187,418
J. Front Retailing Co., Ltd.#	17,400	196,873
Japan Airlines Co., Ltd.	8,900	278,054
Japan Airport Terminal Co., Ltd.#	3,000	119,593
Japan Exchange Group, Inc.	36,200	573,148
Japan Post Bank Co., Ltd.#	29,600	269,712
Japan Post Holdings Co., Ltd.	111,900	1,017,512
Japan Prime Realty Investment Corp.	56	255,660
Japan Real Estate Investment Corp.	92	612,265
Japan Retail Fund Investment Corp.#	180	360,220
Japan Tobacco, Inc.	85,300	1,807,009
JFE Holdings, Inc.	36,100	422,557
JGC Corp.	14,300	166,240
JSR Corp.	13,000	212,679
JTEKT Corp.	14,800	160,489
JXTG Holdings, Inc.	232,000	958,923
Kajima Corp.	31,300	380,956
Kakaku.com, Inc.	10,700	268,016
Kamigumi Co., Ltd.	7,500	175,719
Kaneka Corp.	3,900	116,925
Kansai Electric Power Co., Inc.	51,600	627,787
Kansai Paint Co., Ltd.	12,600	262,236
Kao Corp.	35,100	2,535,486
Kawasaki Heavy Industries, Ltd.	10,400	203,918
KDDI Corp.	126,000	3,362,451
Keihan Holdings Co., Ltd.	7,200	301,596
Keikyu Corp.	16,399	300,704
Keio Corp.	7,400	462,522
Keisei Electric Railway Co., Ltd.	9,400	369,859
Keyence Corp.	6,500	3,848,543
Kikkoman Corp.	9,900	445,446
Kintetsu Group Holdings Co., Ltd.	12,400	617,461
Kirin Holdings Co., Ltd.	58,700	1,159,523
Kobayashi Pharmaceutical Co., Ltd.	3,401	254,831
Kobe Steel, Ltd.	22,300	116,291
Koito Manufacturing Co., Ltd.	7,500	352,285
Komatsu, Ltd.	65,700	1,395,820
Konami Holdings Corp.	6,600	299,139
Konica Minolta, Inc.	32,200	229,145
Kose Corp.	2,379	408,686
Kubota Corp.	74,400	1,068,010
Kuraray Co., Ltd.	22,500	256,695
Kurita Water Industries, Ltd.	7,400	192,462
Kyocera Corp.	22,900	1,361,260
Kyowa Kirin Co., Ltd.	18,100	331,383
Kyushu Electric Power Co., Inc.	27,100	267,595
Kyushu Railway Co.	11,500	344,778
Lawson, Inc.#	3,500	173,625
LINE Corp.†	5,100	179,065
Lion Corp.	15,800	307,121
LIXIL Group Corp.	19,400	317,931
M3, Inc.	30,600	649,532
Makita Corp.	15,800	464,772
Marubeni Corp.	112,200	716,175
Marui Group Co., Ltd.#	14,700	292,658
Maruichi Steel Tube, Ltd.	3,300	80,267
Mazda Motor Corp.	39,800	334,255
McDonald’s Holdings Co. Japan, Ltd.	4,700	220,544
Mebuki Financial Group, Inc.	66,900	149,247
Medipal Holdings Corp.	12,000	254,944
MEIJI Holdings Co., Ltd.	8,100	562,696
Mercari, Inc.†#	5,300	123,975
Minebea Mitsumi, Inc.	26,800	413,977
MISUMI Group, Inc.	19,500	442,001
Mitsubishi Chemical Holdings Corp.	91,200	625,999
Mitsubishi Corp.	96,100	2,338,387
Mitsubishi Electric Corp.	129,800	1,568,205
Mitsubishi Estate Co., Ltd.	84,100	1,610,198
Mitsubishi Gas Chemical Co., Inc.	11,700	140,750
Mitsubishi Heavy Industries, Ltd.	22,200	834,211
Mitsubishi Materials Corp.	7,900	191,486
Mitsubishi Motors Corp.#	47,700	199,358
Mitsubishi Tanabe Pharma Corp.	16,300	180,131
Mitsubishi UFJ Financial Group, Inc.	874,100	4,199,564
Mitsubishi UFJ Lease & Finance Co., Ltd.	29,000	156,690
Mitsui & Co., Ltd.	117,700	1,842,473
Mitsui Chemicals, Inc.	13,300	284,316
Mitsui Fudosan Co., Ltd.	64,300	1,540,997
Mitsui OSK Lines, Ltd.	7,899	186,034
Mizuho Financial Group, Inc.	1,711,300	2,492,005
MonotaRO Co., Ltd.	8,900	218,741
MS&AD Insurance Group Holdings, Inc.	33,800	1,074,435
Murata Manufacturing Co., Ltd.	40,800	1,712,498
Nabtesco Corp.	8,300	238,683
Nagoya Railroad Co., Ltd.	13,000	387,302
NEC Corp.	19,000	813,762
Nexon Co., Ltd.†	35,000	470,796
NGK Insulators, Ltd.	19,000	255,038
NGK Spark Plug Co., Ltd.	11,300	195,079
NH Foods, Ltd.	6,500	249,635
Nidec Corp.	15,900	2,073,653
Nikon Corp.	22,800	282,223
Nintendo Co., Ltd.	8,100	3,071,954
Nippon Building Fund, Inc.	95	697,510
Nippon Electric Glass Co., Ltd.	5,500	114,157
Nippon Express Co., Ltd.	5,300	273,893
Nippon Paint Holdings Co., Ltd.#	10,400	492,418
Nippon Prologis REIT, Inc.	129	349,472
Nippon Steel Corp.	57,400	802,903
Nippon Telegraph & Telephone Corp.	45,700	2,192,189
Nippon Yusen KK	11,700	174,671
Nissan Chemical Corp.	8,700	368,113
Nissan Motor Co., Ltd.	166,000	1,025,673
Nisshin Seifun Group, Inc.	14,100	265,184
Nissin Foods Holdings Co., Ltd.	4,200	291,373
Nitori Holdings Co., Ltd.	5,600	807,832
Nitto Denko Corp.	11,500	535,407
Nomura Holdings, Inc.	246,600	993,735
Nomura Real Estate Holdings, Inc.	9,000	190,785
Nomura Real Estate Master Fund, Inc.	276	481,932
Nomura Research Institute, Ltd.	23,700	471,390
NSK, Ltd.	27,500	220,549
NTT Data Corp.	44,500	574,288
NTT DOCOMO, Inc.	94,100	2,375,641
Obayashi Corp.	46,800	431,282

OBIC Co., Ltd.	4,600	526,098
Odakyu Electric Railway Co., Ltd.	20,899	474,105
Oji Holdings Corp.	57,400	267,454
Olympus Corp.	82,400	964,895
Omron Corp.	13,600	673,375
Ono Pharmaceutical Co., Ltd.	27,100	500,624
Oracle Corp. Japan	2,600	223,938
Oriental Land Co., Ltd.	14,200	2,067,812
ORIX Corp.	93,400	1,379,438
Osaka Gas Co., Ltd.	27,200	486,981
Otsuka Corp.	6,700	248,802
Otsuka Holdings Co., Ltd.	27,700	1,139,185
Pan Pacific International Holdings Corp	31,600	494,071
Panasonic Corp.	156,130	1,205,273
Park24 Co., Ltd.	7,300	149,731
PeptiDream, Inc.†#	6,600	346,044
Persol Holdings Co., Ltd.	12,574	255,303
Pigeon Corp.#	8,200	297,943
Pola Orbis Holdings, Inc.	6,232	148,181
Rakuten, Inc.	61,200	576,657
Recruit Holdings Co., Ltd.	84,383	2,556,868
Renesas Electronics Corp.†	59,700	373,143
Resona Holdings, Inc.	148,700	583,686
Ricoh Co., Ltd.#	47,800	442,297
Rinnai Corp.	2,500	156,963
Rohm Co., Ltd.	6,700	478,053
Ryohin Keikaku Co., Ltd.#	17,140	295,414
Sankyo Co., Ltd.	3,400	117,617
Santen Pharmaceutical Co., Ltd.	26,700	467,724
SBI Holdings, Inc.	16,000	320,045
Secom Co., Ltd.	14,800	1,262,740
Sega Sammy Holdings, Inc.	13,200	180,912
Seibu Holdings, Inc.	15,700	266,457
Seiko Epson Corp.	20,100	267,344
Sekisui Chemical Co., Ltd.	28,000	403,521
Sekisui House, Ltd.	43,300	768,505
Seven & i Holdings Co., Ltd.	53,100	1,877,881
Seven Bank, Ltd.	43,600	114,094
SG Holdings Co., Ltd.	10,228	273,716
Sharp Corp.#	15,100	155,783
Shimadzu Corp.	15,900	395,423
Shimamura Co., Ltd.	1,500	117,193
Shimano, Inc.	5,300	761,811
Shimizu Corp.	37,500	312,750
Shin-Etsu Chemical Co., Ltd.	26,100	2,632,480
Shinsei Bank, Ltd.#	11,800	161,502
Shionogi & Co., Ltd.	19,100	1,023,905
Shiseido Co., Ltd.	28,400	2,323,114
Shizuoka Bank, Ltd.	32,200	217,627
Showa Denko KK	9,600	247,783
SMC Corp.	4,100	1,549,150
Softbank Corp.#	119,000	1,669,596
SoftBank Group Corp.	117,400	5,330,989
Sohgo Security Services Co., Ltd.	5,100	257,316
Sompo Holdings, Inc.	23,700	946,795
Sony Corp.	89,900	5,112,965
Sony Financial Holdings, Inc.	10,800	249,477
Stanley Electric Co., Ltd.	10,300	256,058
Subaru Corp.	43,500	1,165,350
SUMCO Corp.	16,604	205,841
Sumitomo Chemical Co., Ltd.	108,600	475,352
Sumitomo Corp.	84,400	1,265,186
Sumitomo Dainippon Pharma Co., Ltd.	11,500	200,913
Sumitomo Electric Industries, Ltd.	53,700	632,359
Sumitomo Heavy Industries, Ltd.	7,900	227,180
Sumitomo Metal Mining Co., Ltd.	16,900	475,892
Sumitomo Mitsui Financial Group, Inc.	94,500	3,099,148
Sumitomo Mitsui Trust Holdings, Inc.	23,400	764,765
Sumitomo Realty & Development Co., Ltd.	23,700	891,246
Sumitomo Rubber Industries, Ltd.	12,700	143,336
Sundrug Co., Ltd.	5,280	164,262
Suntory Beverage & Food, Ltd.	10,200	439,742
Suzuken Co., Ltd.	5,500	295,618
Suzuki Motor Corp.	26,200	1,010,661
Sysmex Corp.	11,800	753,307
T&D Holdings, Inc.	38,800	377,828
Taiheiyo Cement Corp.	8,600	217,115
Taisei Corp.	14,800	523,820
Taisho Pharmaceutical Holdings Co., Ltd.	2,500	174,142
Taiyo Nippon Sanso Corp.	9,200	182,381
Takeda Pharmaceutical Co., Ltd.	105,600	3,568,541
TDK Corp.	9,200	732,640
Teijin, Ltd.	13,500	242,717
Terumo Corp.	45,900	1,333,772
THK Co., Ltd.	8,100	188,175
Tobu Railway Co., Ltd.	14,000	429,614
Toho Co., Ltd.	8,000	339,248
Toho Gas Co., Ltd.	5,800	225,208
Tohoku Electric Power Co., Inc.	30,000	299,901
Tokio Marine Holdings, Inc.	46,000	2,369,389
Tokyo Century Corp.	3,016	121,509
Tokyo Electric Power Co. Holdings, Inc.†	106,600	507,739
Tokyo Electron, Ltd.	11,100	1,985,744
Tokyo Gas Co., Ltd.	27,200	687,585
Tokyu Corp.	35,500	634,579
Tokyu Fudosan Holdings Corp.	43,000	266,739
Toppan Printing Co., Ltd.	18,100	288,448
Toray Industries, Inc.	99,500	709,570
Toshiba Corp.	39,600	1,230,103
Tosoh Corp.	18,400	236,246
TOTO, Ltd.	10,000	361,933
Toyo Seikan Group Holdings, Ltd.	11,700	170,486
Toyo Suisan Kaisha, Ltd.	5,800	236,127
Toyoda Gosei Co., Ltd.	4,600	85,605
Toyota Industries Corp.	10,400	571,714
Toyota Motor Corp.	162,300	10,633,106
Toyota Tsusho Corp.	15,400	477,649
Trend Micro, Inc.	8,800	426,601
Tsuruha Holdings, Inc.	2,504	272,945
Unicharm Corp.	28,700	882,059
United Urban Investment Corp.	214	401,269
USS Co., Ltd.	16,299	308,075
Welcia Holdings Co., Ltd.#	3,400	177,625

West Japan Railway Co.	11,700	985,692
Yahoo Japan Corp.	202,400	506,786
Yakult Honsha Co., Ltd.	8,500	489,669
Yamada Denki Co., Ltd.	48,800	229,679
Yamaha Corp.	9,800	422,959
Yamaha Motor Co., Ltd.	19,200	314,111
Yamato Holdings Co., Ltd.	21,900	379,104
Yamazaki Baking Co., Ltd.	8,700	151,176
Yaskawa Electric Corp.#	17,200	578,002
Yokogawa Electric Corp.	15,400	279,776
Yokohama Rubber Co., Ltd.	7,200	138,463
ZOZO, Inc.	13,693	273,512

		233,272,699

Jersey - 0.6%

Amcor PLC CDI	84,245	820,385
Experian PLC	65,512	2,007,223
Ferguson PLC	16,520	1,214,937
Glencore PLC	790,579	2,279,403
WPP PLC	90,261	1,065,566

		7,387,514

Luxembourg - 0.2%

ArcelorMittal	47,219	679,423
Aroundtown SA	54,943	456,873
Eurofins Scientific SE#	780	356,962
Millicom International Cellular SA SDR	4,849	247,029
RTL Group SA	2,866	133,492
SES SA FDR	25,672	413,488
Tenaris SA	34,782	378,984

		2,666,251

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	518,800	99,068

Netherlands - 3.9%
ABN AMRO Group NV CVA*	29,746	529,125
Adyen NV†*	735	532,180
Aegon NV	124,502	473,856
AerCap Holdings NV†	8,895	476,950
Airbus SE	41,334	5,693,960
Akzo Nobel NV	15,928	1,426,186
ASML Holding NV	30,246	6,723,165
CNH Industrial NV	72,618	746,231
EXOR NV	7,397	499,975
Ferrari NV	8,741	1,375,693
Fiat Chrysler Automobiles NV	76,112	990,259
Heineken Holding NV	8,495	839,812
Heineken NV	18,420	1,958,857
ING Groep NV	275,827	2,636,474
Koninklijke Ahold Delhaize NV	84,110	1,967,608
Koninklijke DSM NV	12,811	1,592,440
Koninklijke KPN NV	242,974	769,077
Koninklijke Philips NV	65,811	3,101,853
Koninklijke Vopak NV	5,185	247,090
NN Group NV	21,332	714,132
NXP Semiconductors NV	20,997	2,144,634
QIAGEN NV†	16,099	559,295
Randstad NV	8,445	393,999
STMicroelectronics NV	48,606	861,404
Unilever NV	103,565	6,424,174
Wolters Kluwer NV	19,876	1,431,265

		45,109,694

New Zealand - 0.2%

a2 Milk Co., Ltd.†	52,170	475,005
Auckland International Airport, Ltd.	71,869	435,638
Fisher & Paykel Healthcare Corp., Ltd.	40,224	421,997
Fletcher Building, Ltd.	62,993	176,232
Meridian Energy, Ltd.	90,234	283,145
Ryman Healthcare, Ltd.	27,870	228,643
Spark New Zealand, Ltd.	135,072	376,181

		2,396,841

Norway - 0.5%

Aker BP ASA	7,648	202,946
DNB ASA	69,483	1,120,152
Equinor ASA	71,169	1,216,845
Gjensidige Forsikring ASA	14,948	288,635
Mowi ASA#	31,167	745,638
Norsk Hydro ASA	99,265	314,173
Orkla ASA	58,084	532,383
Schibsted ASA, Class B	6,450	186,870
Telenor ASA	52,282	1,073,502
Yara International ASA	13,239	574,326

		6,255,470

Papua New Guinea - 0.0%

Oil Search, Ltd.	97,716	436,958

Portugal - 0.1%

Banco Espirito Santo SA†(1)	213,818	0
EDP - Energias de Portugal SA	182,275	688,732
Galp Energia SGPS SA	35,342	507,284
Jeronimo Martins SGPS SA	18,410	303,705

		1,499,721

Singapore - 1.1%

Ascendas Real Estate Investment Trust	187,800	416,807
CapitaLand Commercial Trust	186,300	285,944
CapitaLand Mall Trust	177,900	339,712
CapitaLand, Ltd.	187,800	469,585
City Developments, Ltd.	29,600	204,336
ComfortDelGro Corp., Ltd.	149,100	263,228
DBS Group Holdings, Ltd.	126,100	2,228,955
Genting Singapore, Ltd.	447,600	287,057
Jardine Cycle & Carriage, Ltd.	7,600	168,676
Keppel Corp., Ltd.	105,000	441,866
Oversea-Chinese Banking Corp., Ltd.	226,900	1,741,297
SATS, Ltd.	46,400	160,490
Sembcorp Industries, Ltd.	71,200	106,204
Singapore Airlines, Ltd.	40,100	255,149
Singapore Exchange, Ltd.	57,300	338,577
Singapore Press Holdings, Ltd.#	117,600	168,636
Singapore Technologies Engineering, Ltd.	113,600	322,525
Singapore Telecommunications, Ltd.	577,700	1,319,625
Suntec Real Estate Investment Trust	133,300	185,386
United Overseas Bank, Ltd.	89,600	1,611,541

UOL Group, Ltd.	32,600	172,661
Venture Corp., Ltd.	19,152	209,495
Wilmar International, Ltd.	133,900	367,616
Yangzijiang Shipbuilding Holdings, Ltd.	169,500	111,148

		12,176,516

Spain - 2.3%

ACS Actividades de Construccion y Servicios SA	18,680	705,625
Aena SME SA*	4,917	886,260
Amadeus IT Group SA	31,515	2,346,973
Banco Bilbao Vizcaya Argentaria SA	471,742	2,234,078
Banco de Sabadell SA	379,955	325,219
Banco Santander SA	1,155,984	4,370,464
Bankia SA	87,667	159,074
Bankinter SA	49,434	287,842
CaixaBank SA	253,681	574,623
Cellnex Telecom SA*	13,798	551,995
Enagas SA	16,049	350,215
Endesa SA	22,893	588,002
Ferrovial SA	34,570	982,908
Grifols SA	22,026	697,181
Iberdrola SA	426,681	4,385,561
Industria de Diseno Textil SA	77,637	2,399,393
Mapfre SA	68,236	177,588
Naturgy Energy Group SA	21,331	557,963
Red Electrica Corp. SA	31,823	633,923
Repsol SA	105,574	1,533,931
Siemens Gamesa Renewable Energy SA#	16,898	230,011
Telefonica SA	332,173	2,300,335

		27,279,164

SupraNational - 0.2%

HK Electric Investments & HK Electric Investments, Ltd.	178,269	170,757
HKT Trust & HKT, Ltd.	263,000	411,252
Unibail-Rodamco-Westfield	9,807	1,283,705

		1,865,714

Sweden - 1.9%

Alfa Laval AB	20,730	381,665
Assa Abloy AB, Class B	71,393	1,490,468
Atlas Copco AB, Class A	47,681	1,423,923
Atlas Copco AB, Class B	28,670	763,879
Boliden AB	20,092	444,230
Electrolux AB, Series B	16,026	358,414
Epiroc AB, Class A	47,681	494,073
Epiroc AB, Class B	28,670	284,110
Essity AB, Class B	43,520	1,357,305
Hennes & Mauritz AB, Class B	57,084	1,093,330
Hexagon AB, Class B	18,818	835,959
Husqvarna AB, Class B	30,029	232,836
ICA Gruppen AB	5,657	277,413
Industrivarden AB, Class C	11,791	246,641
Investor AB, Class B	32,680	1,532,336
Kinnevik AB, Class B	17,317	471,801
L E Lundbergforetagen AB, Class B	5,083	190,380
Lundin Petroleum AB	13,223	401,756
Sandvik AB	79,957	1,146,648
Securitas AB, Class B	23,107	345,970
Skandinaviska Enskilda Banken AB, Class A	115,760	994,994
Skanska AB, Class B	24,109	451,738
SKF AB, Class B	26,909	434,151
Svenska Handelsbanken AB, Class A	106,313	935,674
Swedbank AB, Class A	65,004	835,181
Swedish Match AB	12,694	497,949
Tele2 AB, Class B	35,477	500,455
Telefonaktiebolaget LM Ericsson, Class B	218,809	1,704,609
Telia Co AB	198,089	867,061
Volvo AB, Class B	105,538	1,457,046

		22,451,995

Switzerland - 7.9%

ABB, Ltd.	130,187	2,466,286
Adecco Group AG	11,245	591,477
Alcon, Inc.†	30,832	1,878,423
Baloise Holding AG	3,494	595,542
Barry Callebaut AG	162	331,284
Chocoladefabriken Lindt & Spruengli AG	7	575,701
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	72	532,862
Cie Financiere Richemont SA	36,825	2,857,449
Clariant AG	14,146	260,409
Coca-Cola HBC AG	14,325	475,857
Credit Suisse Group AG	182,087	2,127,644
Dufry AG	3,062	248,239
EMS-Chemie Holding AG	608	361,513
Geberit AG	2,616	1,189,656
Givaudan SA	656	1,773,636
Julius Baer Group, Ltd.	15,909	628,966
Kuehne & Nagel International AG	4,014	584,205
LafargeHolcim, Ltd.	34,670	1,638,309
Lonza Group AG	5,236	1,850,521
Nestle SA	217,662	24,410,692
Novartis AG	154,160	13,863,886
Pargesa Holding SA	2,743	200,511
Partners Group Holding AG	1,328	1,076,891
Roche Holding AG	49,925	13,649,614
Schindler Holding AG	1,430	324,215
Schindler Holding AG (Participation Certificate)	2,834	647,117
SGS SA	390	957,514
Sika AG	9,142	1,312,532
Sonova Holding AG	3,947	916,015
Straumann Holding AG	734	575,186
Swatch Group AG (TRQX)	3,667	187,287
Swatch Group AG (XEGT)	2,187	592,407
Swiss Life Holding AG	2,432	1,153,157
Swiss Prime Site AG	5,397	537,110
Swiss Re AG	21,657	2,082,223
Swisscom AG	1,863	930,041
Temenos AG	4,543	761,030

UBS Group AG	274,423	2,897,419
Vifor Pharma AG	3,235	512,828
Zurich Insurance Group AG	10,728	3,817,531

		92,373,185

United Kingdom - 12.6%

3i Group PLC	68,741	917,157
Admiral Group PLC	13,417	350,515
Anglo American PLC	75,007	1,619,286
Antofagasta PLC	28,960	305,166
Ashtead Group PLC	33,587	928,127
Associated British Foods PLC	25,547	705,954
AstraZeneca PLC	89,905	8,005,626
Auto Trader Group PLC*	71,300	461,205
Aviva PLC	278,372	1,199,418
BAE Systems PLC	226,237	1,501,955
Barclays PLC	1,216,032	2,021,225
Barratt Developments PLC	72,142	555,136
Berkeley Group Holdings PLC	9,227	439,778
BHP Group PLC	150,087	3,237,956
BP PLC	1,439,551	8,761,729
British American Tobacco PLC	163,186	5,718,662
British Land Co. PLC	66,038	409,650
BT Group PLC	596,600	1,202,451
Bunzl PLC	23,899	585,386
Burberry Group PLC	30,449	801,769
Carnival PLC	12,329	517,266
Centrica PLC	385,717	327,130
Coca-Cola European Partners PLC	16,850	949,329
Compass Group PLC	112,849	2,860,264
Croda International PLC	9,068	518,816
Diageo PLC	171,809	7,324,316
Direct Line Insurance Group PLC	100,658	346,743
easyJet PLC	11,959	140,191
Evraz PLC	35,895	216,769
Fresnillo PLC#	15,990	144,057
G4S PLC	112,573	238,206
GlaxoSmithKline PLC	352,925	7,350,278
Halma PLC	26,976	644,343
Hargreaves Lansdown PLC	20,264	463,063
HSBC Holdings PLC	1,424,756	10,252,762
Imperial Brands PLC	67,747	1,751,321
Informa PLC	88,940	941,533
InterContinental Hotels Group PLC	12,009	748,893
Intertek Group PLC	11,469	757,503
Investec PLC	46,487	238,932
ITV PLC	258,732	365,040
J Sainsbury PLC	124,973	298,204
John Wood Group PLC	47,909	219,716
Johnson Matthey PLC	13,823	489,457
Kingfisher PLC	157,283	372,142
Land Securities Group PLC	50,051	472,234
Legal & General Group PLC	424,066	1,133,143
Lloyds Banking Group PLC	5,054,797	3,064,881
London Stock Exchange Group PLC	22,709	1,921,550
Marks & Spencer Group PLC	118,895	278,131
Meggitt PLC	58,387	439,770
Melrose Industries PLC	345,681	761,120
Merlin Entertainments PLC*	47,086	258,798
Micro Focus International PLC	25,835	348,563
Mondi PLC	26,655	517,968
National Grid PLC	241,064	2,518,209
Next PLC	10,269	741,722
NMC Health PLC#	7,432	226,262
Ocado Group PLC†	32,299	509,150
Pearson PLC	55,743	563,922
Persimmon PLC	22,357	517,556
Prudential PLC	183,250	3,050,346
Reckitt Benckiser Group PLC	50,272	3,914,329
RELX PLC (LSE)	140,488	3,361,648
Rentokil Initial PLC	131,406	719,846
Rio Tinto PLC	80,998	4,089,678
Rolls-Royce Holdings PLC	121,237	1,137,683
Royal Bank of Scotland Group PLC	342,086	771,936
Royal Dutch Shell PLC, Class A	314,574	8,710,012
Royal Dutch Shell PLC, Class B	265,951	7,329,746
RSA Insurance Group PLC	74,377	473,687
Sage Group PLC	78,456	668,829
Schroders PLC	9,288	308,535
Segro PLC	77,060	736,068
Severn Trent PLC	17,469	440,217
Smith & Nephew PLC	62,200	1,487,209
Smiths Group PLC	29,322	595,661
Spirax-Sarco Engineering PLC	5,231	510,798
SSE PLC	71,818	1,005,837
St James’s Place PLC	37,789	422,019
Standard Chartered PLC	199,640	1,510,974
Standard Life Aberdeen PLC	167,713	508,754
Taylor Wimpey PLC	236,758	420,463
Tesco PLC	693,392	1,849,432
Unilever PLC	78,879	4,987,118
United Utilities Group PLC	49,515	490,434
Vodafone Group PLC	1,891,827	3,573,585
Weir Group PLC	17,514	312,100
Whitbread PLC	13,028	693,228
WM Morrison Supermarkets PLC	154,452	343,173

		146,900,749

Total Common Stocks
(cost $966,680,267)		953,251,851

EXCHANGE-TRADED FUNDS - 3.2%
United States - 3.2%

iShares MSCI EAFE ETF (cost $38,485,447)	599,900	37,919,679

Total Long-Term Investment Securities
(cost $1,005,165,714)		991,171,530

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Registered Investment Companies

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(2)(3)	6,027,415	6,027,415

U.S. Government Treasuries

United States Treasury Bills
1.94% due 10/08/2019(4)	$3,500,000	3,493,203
1.95% due 10/01/2019(4)	2,200,000	2,196,484
2.04% due 09/10/2019(4)	2,200,000	2,199,138
2.07% due 09/10/2019(4)	2,000,000	1,999,217

		9,888,042

Total Short-Term Investment Securities
(cost $15,914,744)		15,915,457

REPURCHASE AGREEMENTS — 12.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019 to be repurchased 09/03/2019 in the amount of $144,721,753 collateralized by $131,205,000 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $147,613,629. (cost $144,715,000)	144,715,000	144,715,000

TOTAL INVESTMENTS
(cost $1,165,795,458)	98.7%	1,151,801,987
Other assets less liabilities	1.3	14,933,078

NET ASSETS	100.0%	$1,166,735,065

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $8,571,150 representing 0.7% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

At August 31, 2019, the Fund had loaned securities with a total value of $17,528,304. This was secured by collateral of $6,027,415, which was received in cash and subsequently invested in short-term investments currently valued at $6,027,415 as reported in the Portfolio of Investments. Additional collateral of $12,361,022 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/12/2019 to 01/16/2020	$363,731
United States Treasury Notes/Bonds	0.13% to 8.75%	09/30/2019 to 02/15/2049	11,997,291

(3)	The rate shown is the 7-day yield as of August 31, 2019.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	- American Depositary Receipt
BR	- Bearer Shares
CDI	- Chess Depositary Interest
CVA	- Certification Van Aandelen (Dutch Cert.)
ETF	- Exchange-Traded Funds
FDR	- Fiduciary Depositary Receipt
LSE	- London Stock Exchange
RSP	- Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	- Swedish Depositary Receipt
TRQX	- Turquoise Stock Exchange
XEGT	- Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1876	Long	MSCI EAFE Index	September 2019	$175,234,113	$172,957,820	$(2,276,293)

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Repurchase Agreements	12.4%
Medical-Drugs	6.9
Banks-Commercial	4.4
Diversified Banking Institutions	4.2
Oil Companies-Integrated	3.4
Exchange-Traded Funds	3.2
Food-Misc./Diversified	2.8
Auto-Cars/Light Trucks	2.5
Telephone-Integrated	2.2
Cosmetics & Toiletries	2.1
Electric-Integrated	2.0
Insurance-Life/Health	1.7
Insurance-Multi-line	1.6
Food-Retail	1.4
Real Estate Investment Trusts	1.3
Chemicals-Diversified	1.3
Transport-Rail	1.3
Beverages-Wine/Spirits	1.0
Brewery	1.0
Tobacco	1.0
Real Estate Operations & Development	0.9
Metal-Diversified	0.9
Electronic Components-Misc.	0.9
Commercial Services	0.9
Cellular Telecom	0.9
Semiconductor Equipment	0.9
Medical Products	0.8
Enterprise Software/Service	0.8
Aerospace/Defense-Equipment	0.8
Diversified Minerals	0.8
Finance-Other Services	0.8
Import/Export	0.8
Industrial Automated/Robotic	0.7
Textile-Apparel	0.7
Chemicals-Specialty	0.7
Diversified Manufacturing Operations	0.7
Computer Services	0.7
Retail-Apparel/Shoe	0.6
Insurance-Property/Casualty	0.6
Building-Heavy Construction	0.6
Medical-Biomedical/Gene	0.6
Audio/Video Products	0.6
Real Estate Management/Services	0.6
Insurance-Reinsurance	0.6
Gas-Distribution	0.5
Machinery-Electrical	0.5
Registered Investment Companies	0.5
Soap & Cleaning Preparation	0.5
U.S. Government Treasuries	0.5
Apparel Manufacturers	0.5
Food-Dairy Products	0.5
Machinery-General Industrial	0.4
Transport-Services	0.4
Electric-Generation	0.4
Investment Companies	0.4
Building Products-Cement	0.4
Industrial Gases	0.4
Building-Residential/Commercial	0.4
Athletic Footwear	0.4

U.S. Government Agencies	0.4
Building & Construction-Misc.	0.4
Toys	0.4
Food-Catering	0.4
Multimedia	0.4
Building & Construction Products-Misc.	0.3
Aerospace/Defense	0.3
Auto/Truck Parts & Equipment-Original	0.3
Rubber-Tires	0.3
Retail-Jewelry	0.3
Human Resources	0.3
Oil Companies-Exploration & Production	0.3
Machinery-Construction & Mining	0.3
Telecom Services	0.3
Electronic Components-Semiconductors	0.3
Power Converter/Supply Equipment	0.3
Medical Instruments	0.3
Oil Refining & Marketing	0.3
Optical Supplies	0.3
Diversified Operations	0.3
Office Automation & Equipment	0.3
Public Thoroughfares	0.3
Distribution/Wholesale	0.3
Hotels/Motels	0.3
Steel-Producers	0.2
Airport Development/Maintenance	0.2
Casino Hotels	0.2
Paper & Related Products	0.2
Beverages-Non-alcoholic	0.2
Semiconductor Components-Integrated Circuits	0.2
Instruments-Controls	0.2
Dialysis Centers	0.2
Medical Labs & Testing Services	0.2
Building Products-Air & Heating	0.2
Resorts/Theme Parks	0.2
Private Equity	0.2
Coatings/Paint	0.2
Machinery-Farming	0.2
Wireless Equipment	0.2
Electric-Distribution	0.2
Finance-Investment Banker/Broker	0.2
Networking Products	0.2
Advertising Services	0.2
Electronic Measurement Instruments	0.2
Electric-Transmission	0.2
Commercial Services-Finance	0.1
Investment Management/Advisor Services	0.1
Water	0.1
Finance-Leasing Companies	0.1
Security Services	0.1
Auto-Heavy Duty Trucks	0.1
Electric Products-Misc.	0.1
Publishing-Periodicals	0.1
Electronic Security Devices	0.1
Gold Mining	0.1
Photo Equipment & Supplies	0.1
Computers-Integrated Systems	0.1
Computer Aided Design	0.1
Internet Content-Information/News	0.1
Computer Data Security	0.1
Energy-Alternate Sources	0.1
Gambling (Non-Hotel)	0.1
Entertainment Software	0.1
E-Commerce/Products	0.1
Casino Services	0.1
Advertising Agencies	0.1
Building-Maintenance & Services	0.1
Web Portals/ISP	0.1
Fisheries	0.1
Rental Auto/Equipment	0.1
Electronics-Military	0.1
Diversified Operations/Commercial Services	0.1
Pipelines	0.1
Agricultural Chemicals	0.1
Containers-Paper/Plastic	0.1
Retail-Home Furnishings	0.1
Food-Meat Products	0.1
Miscellaneous Manufacturing	0.1
Bicycle Manufacturing	0.1
Diagnostic Equipment	0.1
Gas-Transportation	0.1
Machine Tools & Related Products	0.1
Applications Software	0.1
Telecommunication Equipment	0.1
MRI/Medical Diagnostic Imaging	0.1
Retail-Discount	0.1
Diagnostic Kits	0.1
Medical-Generic Drugs	0.1
Tools-Hand Held	0.1
Metal Products-Distribution	0.1

98.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stock
Australia	$66,806,069	$—		$0	$66,806,069
Portugal	1,499,721	—		0	1,499,721
Other Countries	881,723,362	3,222,699	**	—	884,946,061
Exchange-Traded Funds	37,919,679	—		—	37,919,679
Short-Term Investment Securities:
Registered Investment Companies	6,027,415	—		—	6,027,415
U.S. Government Treasuries	—	9,888,042		—	9,888,042
Repurchase Agreements	—	144,715,000		—	144,715,000

Total Investments at Value	$993,976,246	$157,825,741		$—	$1,151,801,987

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$2,276,293	$—		$—	$2,276,293

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There are no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENT- August 31, 2019 - (unaudited)

Security Description	Principal Amount(1)	Value (Note 1)
FOREIGN CORPORATE BONDS & NOTES - 6.4%
Bermuda - 0.3%

Ooredoo International Finance, Ltd. Company Guar. Notes 3.75% due 06/22/2026	$450,000	$480,465

Brazil - 0.3%

Banco do Brasil SA Senior Notes 4.75% due 03/20/2024*	470,000	492,762

British Virgin Islands - 0.2%

Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022	440,000	439,936

Cayman Islands - 0.3%

Azure Orbit IV International Finance, Ltd. Company Guar. Notes 3.75% due 01/25/2023	200,000	205,496
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027	300,000	284,625

		490,121

Chile - 0.3%

Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	510,000	531,675

Colombia - 0.2%

Ecopetrol SA Senior Notes 4.13% due 01/16/2025	400,000	419,500

Hong Kong - 0.4%

CNAC HK Finbridge Co., Ltd. Company Guar. Notes 5.13% due 03/14/2028	420,000	473,654
ICBCIL Finance Co., Ltd. Senior Notes 3.63% due 11/15/2027	200,000	207,435

		681,089

India - 0.3%

Export-Import Bank of India Senior Notes 3.38% due 08/05/2026	560,000	576,573

Indonesia - 0.8%

Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	318,000	336,020
Perusahaan Listrik Negara PT Senior Notes 4.88% due 07/17/2049*	200,000	224,700
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*	400,000	424,500
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	400,000	402,100

		1,387,320

Luxembourg - 0.3%

Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*	200,000	218,000
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023	370,000	395,094

		613,094

Mauritius - 0.1%

Greenko Investment Co. Senior Sec. Notes 4.88% due 08/16/2023	230,000	227,258

Mexico - 1.7%

Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026	600,000	599,250
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	640,000	606,080
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	500,000	460,625
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	500,000	476,250
Petroleos Mexicanos Company Guar. Notes 7.19% due 09/12/2024	MXN 15,000,000	636,722
Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023	290,000	295,441

		3,074,368

Netherlands - 0.6%

Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	400,000	547,644
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	450,000	509,625

		1,057,269

South Korea - 0.3%

Woori Bank Sub. Notes 4.75% due 04/30/2024	555,000	599,791

Turkey - 0.2%

Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*	300,000	289,373

United Kingdom - 0.1%

Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022	300,000	261,000

Total Foreign Corporate Bonds & Notes
(cost $11,132,679)		11,621,594

FOREIGN GOVERNMENT OBLIGATIONS - 63.1%
Angola - 0.2%

Republic of Angola Senior Notes 9.38% due 05/08/2048	370,000	390,275

Argentina - 0.5%

Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR 1,000,000	381,370
Republic of Argentina Senior Notes 8.28% due 12/31/2033	420,611	171,399
Republic of Argentina Senior Notes 8.28% due 12/31/2033	701,019	285,666

		838,435

Australia - 2.2%

Commonwealth of Australia Senior Notes 1.75% due 11/21/2020	AUD 1,000,000	681,217
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD 1,000,000	737,024
Commonwealth of Australia Senior Notes 2.75% due 06/21/2035	AUD 1,000,000	831,288
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD 800,000	722,474
Commonwealth of Australia Senior Notes 4.50% due 04/15/2020	AUD 1,600,000	1,101,772

		4,073,775

Bahrain - 0.9%

Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028	800,000	916,741
Kingdom of Bahrain Senior Notes 7.50% due 09/20/2047	550,000	636,295

		1,553,036

Belgium - 0.7%

Kingdom of Belgium Senior Notes 1.45% due 06/22/2037*	EUR 1,000,000	1,357,087

Brazil - 0.5%

Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	750,000	856,882

Colombia - 1.4%

Republic of Colombia Senior Notes 3.88% due 04/25/2027	600,000	648,306
Republic of Colombia Senior Notes 5.00% due 06/15/2045	400,000	483,000
Republic of Colombia Senior Bonds 7.38% due 09/18/2037	600,000	875,256
Republic of Colombia Senior Notes 8.13% due 05/21/2024	500,000	625,630

		2,632,192

Dominican Republic - 0.8%

Dominican Republic Senior Bonds 6.85% due 01/27/2045	1,270,000	1,452,575

Ecuador - 1.1%

Republic of Ecuador Senior Notes 7.88% due 01/23/2028	1,250,000	1,168,125
Republic of Ecuador Senior Notes 10.75% due 03/28/2022	810,000	881,896

		2,050,021

Egypt - 1.7%

Arab Republic of Egypt Senior Notes 5.63% due 04/16/2030	EUR 500,000	553,646
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR 500,000	576,902
Arab Republic of Egypt Senior Notes 6.59% due 02/21/2028*	650,000	665,438
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029	300,000	323,637
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	890,000	965,970

		3,085,593

El Salvador - 0.9%

Republic of El Salvador Senior Notes 6.38% due 01/18/2027	1,000,000	1,022,510
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	500,000	533,755

		1,556,265

France - 5.8%

Government of France Bonds 0.50% due 05/25/2029	EUR 1,050,000	1,258,569
Government of France Bonds 1.75% due 06/25/2039*	EUR 1,200,000	1,743,870

Government of France Bonds 1.75% due 05/25/2066*	EUR	250,000	399,480
Government of France Bonds 2.00% due 05/25/2048*	EUR	1,600,000	2,544,717
Government of France Bonds 2.75% due 10/25/2027	EUR	1,000,000	1,403,684
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	866,929
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	785,692
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,560,413

			10,563,354

Gabon - 0.3%

Gabones Republic Senior Notes 6.95% due 06/16/2025		500,000	484,490

Germany - 1.2%

Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	987,748
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	600,000	1,133,416
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	50,000	100,194

			2,221,358

Ghana - 0.3%

Republic of Ghana Government Guar. Notes 10.75% due 10/14/2030		370,000	459,962

Guatemala - 0.8%

Republic of Guatemala Senior Notes 4.88% due 02/13/2028		1,000,000	1,078,760
Republic of Guatemala Senior Notes 4.90% due 06/01/2030*		400,000	429,680

			1,508,440

Honduras - 0.9%

Republic of Honduras Senior Notes 6.25% due 01/19/2027		850,000	921,196
Republic of Honduras Senior Notes 8.75% due 12/16/2020		600,000	640,506

			1,561,702

Hungary - 0.3%

Republic of Hungary Senior Notes 7.63% due 03/29/2041		370,000	622,007

Indonesia - 0.7%

Republic of Indonesia Senior Notes 3.70% due 01/08/2022		550,000	566,043
Republic of Indonesia Senior Notes 5.88% due 01/15/2024		700,000	791,885

			1,357,928

Ireland - 0.4%

Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	719,976

Italy - 4.9%

Republic of Italy Bonds 0.65% due 10/15/2023	EUR	700,000	782,046
Republic of Italy Bonds 1.25% due 12/01/2026	EUR	500,000	570,991
Republic of Italy Bonds 1.50% due 06/01/2025	EUR	800,000	925,751
Republic of Italy Bonds 1.85% due 05/15/2024	EUR	1,100,000	1,291,043
Republic of Italy Bonds 2.00% due 02/01/2028	EUR	500,000	602,314
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	500,000	608,687
Republic of Italy Bonds 3.00% due 08/01/2029	EUR	190,000	247,493
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	975,262
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	997,890
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,193,756
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	795,634

			8,990,867

Ivory Coast - 1.0%

Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032		765,600	758,036
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		600,000	566,370
Republic of Ivory Coast Senior Notes 6.63% due 03/22/2048	EUR	500,000	566,120

			1,890,526

Jamaica - 0.8%

Government of Jamaica Senior Notes 6.75% due 04/28/2028		630,000	733,950
Government of Jamaica Senior Notes 8.00% due 03/15/2039		500,000	645,630

			1,379,580

Japan - 12.0%

Government of Japan Senior Notes 0.10% due 06/20/2028	JPY	150,000,000	1,467,256
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,473,822
Government of Japan Senior Bonds 1.10% due 06/20/2020	JPY	132,000,000	1,255,948
Government of Japan Senior Notes 1.60% due 06/20/2030	JPY	125,000,000	1,413,447
Government of Japan Senior Bonds 1.70% due 09/20/2032	JPY	100,000,000	1,171,507
Government of Japan Senior Notes 1.70% due 12/20/2032	JPY	200,000,000	2,348,473
Government of Japan Senior Bonds 1.80% due 06/20/2030	JPY	100,000,000	1,151,570
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	621,786
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	120,000,000	1,597,010
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	85,000,000	1,124,167
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,337,535
Government of Japan Senior Notes 2.00% due 03/20/2042	JPY	130,000,000	1,748,658
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	60,000,000	682,086
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,496,384
Government of Japan Senior Bonds 2.10% due 12/20/2030	JPY	60,000,000	715,007
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	506,560
Government of Japan Senior Notes 2.30% due 12/20/2036	JPY	130,000,000	1,714,688

			21,825,904

Jordan - 0.7%

Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		600,000	608,700
Kingdom of Jordan Senior Bonds 7.38% due 10/10/2047		600,000	623,303

			1,232,003

Kazakhstan - 1.0%

Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024		950,000	1,011,750
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		500,000	728,535

			1,740,285

Kenya - 0.6%

Republic of Kenya Senior Notes 6.88% due 06/24/2024		600,000	641,652
Republic of Kenya Senior Notes 7.00% due 05/22/2027		450,000	474,277

			1,115,929

Kuwait - 0.4%

State of Kuwait Senior Notes 2.75% due 03/20/2022		800,000	815,138

Lebanon - 0.8%

Republic of Lebanon Senior Notes 6.65% due 02/26/2030		730,000	483,625
Republic of Lebanon Senior Notes 6.85% due 03/23/2027		580,000	386,280
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		620,000	523,144

			1,393,049

Mexico - 1.6%

United Mexican States Senior Notes 4.15% due 03/28/2027		220,000	234,852
United Mexican States Senior Notes 4.35% due 01/15/2047		700,000	735,007
United Mexican States Senior Notes 4.60% due 02/10/2048		700,000	764,757
United Mexican States Bonds 10.00% due 12/05/2024	MXN	20,000,000	1,134,127

			2,868,743

Mongolia - 0.7%

Government of Mongolia Senior Notes 5.13% due 12/05/2022		640,000	637,343
Government of Mongolia Senior Notes 5.63% due 05/01/2023		600,000	602,764

			1,240,107

Netherlands - 1.0%

Kingdom of the Netherlands Bonds 0.75% due 07/15/2027*	EUR	1,500,000	1,836,591

Nigeria - 0.3%

Federal Republic of Nigeria Senior Notes 9.25% due 01/21/2049		450,000	494,816

Norway - 0.3%

Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	5,000,000	594,316

Oman - 0.7%

Sultanate of Oman Senior Notes 6.00% due 08/01/2029*		750,000	745,875
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		550,000	516,501

			1,262,376

Panama - 1.1%

Republic of Panama Senior Notes 3.87% due 07/23/2060		500,000	574,250
Republic of Panama Senior Notes 4.50% due 05/15/2047		600,000	744,006
Republic of Panama Senior Notes 6.70% due 01/26/2036		500,000	730,630

			2,048,886

Philippines - 0.6%

Republic of the Philippines Senior Notes 7.75% due 01/14/2031		660,000	1,000,485

Qatar - 0.8%

State of Qatar Senior Notes 4.50% due 04/23/2028		900,000	1,054,125
State of Qatar Senior Notes 5.10% due 04/23/2048		350,000	466,326

			1,520,451

Russia - 1.2%

Russian Federation Senior Notes 4.38% due 03/21/2029*		800,000	860,005
Russian Federation Senior Notes 4.75% due 05/27/2026		1,200,000	1,311,000

			2,171,005

South Africa - 0.8%

Republic of South Africa Senior Notes 5.38% due 07/24/2044		350,000	357,875
Republic of South Africa Senior Notes 8.00% due 01/31/2030	ZAR	5,000,000	308,702
Republic of South Africa Senior Notes 8.50% due 01/31/2037	ZAR	5,300,000	312,135
Republic of South Africa Senior Notes 9.00% due 01/31/2040	ZAR	8,000,000	486,979

			1,465,691

Spain - 3.3%
Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,213,837
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,000,000	1,277,006
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	1,400,000	1,990,293
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	400,000	864,999
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	400,000	686,730

			6,032,865

Sri Lanka - 0.9%

Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		720,000	715,744

Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		850,000	844,975

			1,560,719

Turkey - 0.5%

Republic of Turkey Senior Notes 6.35% due 08/10/2024		1,000,000	993,560

Ukraine - 1.0%

Government of Ukraine Senior Notes 7.75% due 09/01/2023		550,000	584,100
Government of Ukraine Senior Notes 9.75% due 11/01/2028		1,100,000	1,293,116

			1,877,216

United Arab Emirates - 0.7%

Abu Dhabi Government Senior Notes 3.13% due 10/11/2027		1,250,000	1,353,125

United Kingdom - 3.5%

United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	400,000	540,249
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	392,829
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	722,536
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	370,000	701,265
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2021	GBP	700,000	909,069
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	432,709
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	200,000	373,993
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	250,000	498,025
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	400,000	976,923
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	400,000	749,214

			6,296,812

Uruguay - 0.3%

Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		500,000	620,005

Total Foreign Government Obligations
(cost $110,765,772)			114,966,403

U.S. CORPORATE BONDS & NOTES - 0.2%
United States - 0.2%

Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025 (cost $298,080)		300,000	302,220

U.S. GOVERNMENT TREASURIES - 27.6%
United States - 27.6%
United States Treasury Bonds 3.00% due 05/15/2042#		720,000	864,478
3.00% due 02/15/2048		700,000	857,746
3.00% due 08/15/2048		1,200,000	1,472,906
3.00% due 02/15/2049		1,200,000	1,477,641
3.13% due 08/15/2044		1,000,000	1,232,773
3.38% due 05/15/2044		700,000	896,930
3.38% due 11/15/2048		950,000	1,249,065
3.75% due 11/15/2043		500,000	676,074
United States Treasury Notes 1.75% due 05/15/2023		2,000,000	2,023,359
1.88% due 10/31/2022		2,000,000	2,027,500
1.88% due 08/31/2024		1,200,000	1,226,531
2.00% due 01/15/2021		2,000,000	2,008,906
2.00% due 11/30/2022		2,500,000	2,544,727
2.00% due 02/15/2025		2,500,000	2,575,000
2.00% due 08/15/2025		2,000,000	2,062,734
2.13% due 12/31/2022		2,100,000	2,147,496
2.13% due 03/31/2024		1,500,000	1,546,758
2.13% due 05/15/2025#		1,500,000	1,556,484
2.25% due 11/15/2024#		1,500,000	1,561,758
2.25% due 11/15/2025		2,000,000	2,094,609
2.25% due 02/15/2027		1,000,000	1,055,664
2.25% due 11/15/2027		1,500,000	1,588,770
2.38% due 08/15/2024#		2,050,000	2,143,531
2.50% due 08/15/2023		2,000,000	2,082,578
2.50% due 05/15/2024		2,700,000	2,832,680
2.63% due 11/15/2020		600,000	606,398
2.63% due 02/15/2029		1,000,000	1,097,930
2.75% due 11/30/2020		800,000	810,219
2.75% due 11/15/2023		1,500,000	1,580,859
2.75% due 02/15/2024		1,200,000	1,268,672
3.13% due 11/15/2028		1,000,000	1,138,477
3.63% due 02/15/2021		2,000,000	2,056,563

Total U.S. Government Treasuries
(cost $47,423,734)			50,365,816

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.2%
China - 0.2%

China Minmetals Corp. 3.75% due 12/31/2099(2) (cost $410,395)		430,000	428,787

Total Long-Term Investment Securities
(cost $170,030,660)			177,684,820

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class
2.07% due 12/31/2030(3)
(cost $1,181,806)	1,181,806	1,181,806

TOTAL INVESTMENTS
(cost $171,212,466)	98.1%	178,866,626
Other assets less liabilities	1.9	3,424,042

NET ASSETS	100.0%	$182,290,668

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $21,244,325 representing 11.7% of net assets.

#	The security or a portion thereof is out on loan.

At August 31, 2019, the Fund had loaned securities with a total value of $6,155,633. This was secured by collateral of $6,394,140 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
Federal Home Loan Mtg. Corp.	zero coupon to 16.77%	02/01/2021 to 08/25/2056	$2,238,114
Federal National Mtg. Assoc.	0.90% to 31.90%	07/01/2020 to 05/25/2059	2,934,982
Government National Mtg. Assoc.	2.00% to 26.51%	07/15/2020 to 07/20/2069	1,221,044

(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	The rate shown is the 7-day yield as of August 31, 2019.

AUD - Australian Dollar

EUR - Euro Currency

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

ZAR - South African Rand

Industry Allocation*

Sovereign	63.1%
United States Treasury Notes	22.7
United States Treasury Bonds	4.9
Oil Companies-Integrated	1.9
Registered Investment Companies	0.6
Banks-Commercial	0.6
Chemicals-Diversified	0.5
Electric-Generation	0.3
Diversified Banking Institutions	0.3
Airport Development/Maintenance	0.3
Banks-Export/Import	0.3
Transport-Rail	0.3
Finance-Commercial	0.3
Telephone-Integrated	0.3
Transport-Marine	0.3
Metal-Diversified	0.2
Building & Construction-Misc.	0.2
Oil Companies-Exploration & Production	0.2
Platinum	0.2
Electric-Distribution	0.2
Diamonds/Precious Stones	0.1
Electric-Integrated	0.1
Cellular Telecom	0.1
Finance-Leasing Companies	0.1

98.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$11,621,594	$—	$11,621,594
Foreign Government Obligations	—	114,966,403	—	114,966,403
U.S. Corporate Bonds & Notes	—	302,220	—	302,220
U.S. Government Treasuries	—	50,365,816	—	50,365,816
Preferred Securities/Capital Securities	—	428,787	—	428,787
Short-Term Investment Securities	1,181,806	—	—	1,181,806

Total Investments at Value	$1,181,806	$177,684,820	$—	$178,866,626

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 95.3%
Bermuda - 3.3%

Brookfield Infrastructure Partners LP	329,555	$15,489,085

Canada - 5.0%

Brookfield Asset Management, Inc., Class A#	228,470	11,791,337
Constellation Software, Inc.	12,165	11,848,037

		23,639,374

Cayman Islands - 4.4%

Haidilao International Holding, Ltd.*	1,192,000	5,549,207
TAL Education Group ADR†	428,048	15,251,350

		20,800,557

China - 3.3%

Foshan Haitian Flavouring & Food Co., Ltd., Class A	956,527	15,350,643

Denmark - 9.8%

Chr. Hansen Holding A/S	151,158	12,699,451
DSV A/S	337,465	33,445,323

		46,144,774

France - 10.5%

Danone SA	80,342	7,192,906
Hermes International	37,852	25,834,362
Pernod Ricard SA	46,637	8,903,233
Remy Cointreau SA†	51,075	7,712,806

		49,643,307

Germany - 1.0%

Rational AG	6,986	4,867,827

Hong Kong - 4.1%

AIA Group, Ltd.	1,329,318	12,927,976
Hong Kong Exchanges & Clearing, Ltd.	212,500	6,504,770

		19,432,746

India - 5.2%

HDFC Bank, Ltd.	565,302	17,668,978
Kotak Mahindra Bank, Ltd.	353,778	7,108,754

		24,777,732

Italy - 6.5%

Brunello Cucinelli SpA	119,161	3,698,419
Moncler SpA	716,879	26,859,021

		30,557,440

Japan - 10.6%

Calbee, Inc.	370,200	11,290,516
Keyence Corp.	39,400	23,328,094
Pigeon Corp.#	419,700	15,249,607

		49,868,217

Netherlands - 3.3%

ASML Holding NV	69,154	15,371,744

Sweden - 2.4%

Vitrolife AB	649,918	11,257,259

Switzerland - 5.4%

Chocoladefabriken Lindt & Spruengli AG	203	16,695,327
Kuehne & Nagel International AG	61,285	8,919,530

		25,614,857

Taiwan - 1.6%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	180,236	7,683,461

United Kingdom - 9.2%

Diageo PLC	160,260	6,831,976
Fevertree Drinks PLC	273,319	7,516,183
Reckitt Benckiser Group PLC	153,730	11,969,880
Rightmove PLC	2,637,924	17,188,612

		43,506,651

United States - 9.7%

Booking Holdings, Inc.†	9,213	18,116,535
EPAM Systems, Inc. †	143,533	27,462,169

		45,578,704

Total Common Stocks
(cost $402,698,054)		449,584,378

OPTIONS - PURCHASED†(1) - 0.2%

Over the Counter Purchased Call Options (cost $906,766)	176,392,073	865,463

Total Long-Term Investment Securities
(cost $403,604,820)		450,449,841

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Registered Investment Companies - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(2)(3) (cost $11,088,000)	11,088,000	11,088,000

TOTAL INVESTMENTS
(cost $414,692,820)	97.8%	461,537,841
Other assets less liabilities	2.2	10,162,812

NET ASSETS	100.0%	$471,700,653

#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $5,549,207 representing 1.2% of net assets.

†	Non-income producing security
(1)	Call Options - Purchased

Over the Counter Purchased Call Options

Issue	Counterparty	Expiration Month	Strike Price	Notional Amount(000’s)	Premiums Paid	Value at August 31, 2019	Unrealized Appreciation (Depreciation)
Call option to sell Chinese Yuan in exchange for U.S. Dollars	BNP Paribas	January 2020	7.58 CNY	$83,628	$428,104	$344,130	$(83,974)
Call option to sell Chinese Yuan in exchange for U.S. Dollars	Natwest Markets PLC	June 2020	7.85 CNY	92,764	478,662	521,333	42,671

				$176,392	$906,766	$865,463	$(41,303)

(2)	The rate shown is the 7-day yield as of August 31, 2019.

(3)

At August 31, 2019, the Fund had loaned securities with a total value of $21,418,431. This was secured by collateral of $11,088,000, which was received in cash and subsequently invested in short-term investments currently valued at $11,088,000 as reported in the Portfolio of Investments. Additional collateral of $11,033,811 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s asset and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Notes/Bonds	0.13% to 3.38%	04/15/2020 to 11/15/2046	$11,033,811

ADR	- American Depositary Receipt
CNY	- Yuan Renminbi

Industry Allocation*

Apparel Manufacturers	12.0%
Transport-Services	9.0
Food-Misc./Diversified	8.4
E-Commerce/Services	7.5
Computer Services	5.8
Banks-Commercial	5.2
Beverages-Wine/Spirits	5.0
Industrial Automated/Robotic	5.0
Food-Confectionery	3.5
Electric-Transmission	3.3
Semiconductor Equipment	3.3
Schools	3.2
Cosmetics & Toiletries	3.2
Insurance-Life/Health	2.7
Soap & Cleaning Preparation	2.5
Enterprise Software/Service	2.5
Private Equity	2.5
Medical-Biomedical/Gene	2.4
Registered Investment Companies	2.3
Semiconductor Components-Integrated Circuits	1.6
Beverages-Non-alcoholic	1.6
Food-Dairy Products	1.5
Finance-Other Services	1.4
Retail-Restaurants	1.2
Appliances	1.0
Options Purchased	0.2

97.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$449,584,378	—	$—	$449,584,378
Options - Purchased	—	865,463	—	865,463
Short-Term Investment Securities	11,088,000	—	—	11,088,000

Total Investments at Value	$460,672,378	$865,463	$—	$461,537,841

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund@

PORTFOLIO OF INVESTMENTS - August 31, 2019 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 90.8%
Australia - 6.2%

AGL Energy, Ltd.	25,046	$319,803
APA Group	75,332	558,563
ASX, Ltd.	9,202	534,871
Aurizon Holdings, Ltd.	120,207	478,435
BGP Holdings PLC†(1)	60,919	0
Brambles, Ltd.	72,408	551,024
Caltex Australia, Ltd.	23,515	379,435
Coca-Cola Amatil, Ltd.	65,362	478,476
Coles Group, Ltd.	47,183	439,771
Computershare, Ltd.	16,395	169,814
CSL, Ltd.	16,357	2,653,333
Dexus	28,278	245,665
Fortescue Metals Group, Ltd.	76,301	411,079
Goodman Group	51,282	501,461
GPT Group	61,897	266,364
Insurance Australia Group, Ltd.	62,321	338,279
Macquarie Group, Ltd.	16,161	1,347,828
Newcrest Mining, Ltd.	41,998	1,046,492
Origin Energy, Ltd.	123,475	634,467
QBE Insurance Group, Ltd.	37,063	312,750
Ramsay Health Care, Ltd.	9,388	414,999
Santos, Ltd.	109,662	532,472
Scentre Group	277,553	755,149
Sonic Healthcare, Ltd.	34,789	689,974
Stockland	85,968	261,686
Suncorp Group, Ltd.	62,700	583,132
Sydney Airport	81,224	461,124
Telstra Corp., Ltd.	194,029	486,088
Transurban Group	133,712	1,346,223
Vicinity Centres	166,785	290,912
Wesfarmers, Ltd.	66,198	1,743,119
Woodside Petroleum, Ltd.	72,103	1,560,161
Woolworths Group, Ltd.	62,456	1,588,644

		22,381,593

Austria - 0.5%

Erste Group Bank AG	12,326	396,517
OMV AG	15,366	783,772
voestalpine AG	23,831	548,711

		1,729,000

Belgium - 1.0%

Ageas	2,563	137,181
Groupe Bruxelles Lambert SA	12,657	1,181,851
KBC Group NV	12,320	712,761
Proximus SADP	2,316	68,446
Solvay SA	3,637	366,627
UCB SA	14,803	1,105,332
Umicore SA	4,987	158,783

		3,730,981

Bermuda - 0.3%

Hongkong Land Holdings, Ltd.	55,100	300,846
Jardine Matheson Holdings, Ltd.	8,700	473,019
Jardine Strategic Holdings, Ltd.	8,800	278,080

		1,051,945

Cayman Islands - 0.3%

CK Asset Holdings, Ltd.	103,808	705,038
WH Group, Ltd.*	336,500	270,817
Wharf Real Estate Investment Co., Ltd.	49,000	265,299

		1,241,154

Denmark - 1.7%

Chr. Hansen Holding A/S	2,578	216,589
Demant A/S†	2,605	78,904
DSV A/S	5,197	515,062
Genmab A/S†	2,025	413,235
Novo Nordisk A/S, Class B	69,830	3,626,049
Novozymes A/S, Class B	4,284	182,674
Orsted A/S*	7,392	705,800
Pandora A/S	3,725	158,673
Vestas Wind Systems A/S	5,332	391,773

		6,288,759

Finland - 1.8%

Elisa Oyj	4,829	242,863
Kone Oyj, Class B	14,796	855,357
Metso Oyj	3,945	147,763
Neste Oyj	23,260	732,150
Nokia Oyj	195,633	967,439
Nokian Renkaat Oyj†	6,160	168,577
Nordea Bank Abp	149,115	931,337
Nordea Bank Abp	2,540	15,837
Orion Oyj, Class B	11,247	417,431
Sampo Oyj, Class A	25,403	1,008,998
Stora Enso Oyj, Class R	30,154	337,041
UPM-Kymmene Oyj	26,756	721,039

		6,545,832

France - 10.1%

Accor SA	12,998	560,847
Aeroports de Paris	2,264	390,904
Air Liquide SA	20,525	2,856,970
Arkema SA	3,503	307,074
Atos SE	4,174	315,982
AXA SA	115,432	2,647,683
Bouygues SA	21,474	815,414
Bureau Veritas SA	11,721	280,311
Capgemini SE	7,401	887,833
Carrefour SA	31,256	532,454
Casino Guichard Perrachon SA	3,862	162,566
Cie de Saint-Gobain	27,860	1,004,933
Cie Generale des Etablissements Michelin SCA	8,332	875,436
CNP Assurances	24,774	449,804
Covivio	4,578	487,044
Danone SA	39,110	3,501,463
Dassault Systemes SE	5,470	770,412
Edenred	9,742	474,318
Eiffage SA	10,257	1,062,363
EssilorLuxottica SA	13,318	1,965,037
Eurazeo SE	5,026	332,258
Eutelsat Communications SA	11,227	195,203
Gecina SA	3,778	598,749
Getlink SE	26,210	368,718
Hermes International	3,357	2,291,186
ICADE	942	83,290
Iliad SA	719	75,260
Ipsen SA	3,263	342,841
Klepierre SA	13,440	410,049

L’Oreal SA	13,991	3,822,673
Legrand SA	14,411	1,017,142
Natixis SA	133,012	514,870
Publicis Groupe SA	11,512	551,892
Sartorius Stedim Biotech	2,629	406,828
Schneider Electric SE	23,745	1,987,543
SCOR SE	5,897	235,199
Societe BIC SA	1,121	71,581
Sodexo SA	4,267	483,502
Suez	33,168	514,903
Teleperformance	2,119	462,517
Veolia Environnement SA	37,405	894,141
Wendel SA	2,016	282,500
Worldline SA†*	3,214	221,831

		36,513,524

Germany - 6.0%

Allianz SE	18,894	4,163,472
Beiersdorf AG	7,876	991,125
Brenntag AG	2,406	115,900
Commerzbank AG	44,983	255,054
Continental AG	5,691	686,515
Covestro AG*	5,315	240,609
Deutsche Boerse AG	6,646	976,948
Deutsche Wohnen AG	17,209	610,151
Fraport AG Frankfurt Airport Services Worldwide	1,451	121,167
Hannover Rueck SE	1,641	261,153
HeidelbergCement AG	7,777	538,822
Henkel AG & Co. KGaA	4,203	388,253
Henkel AG & Co. KGaA (Preference Shares)	14,936	1,495,443
Infineon Technologies AG	23,094	399,707
Innogy SE*	13,459	669,935
LANXESS AG	1,424	85,608
Merck KGaA	11,987	1,281,333
Muenchener Rueckversicherungs-Gesellschaft AG	6,793	1,626,807
SAP SE	33,393	3,985,681
Siemens Healthineers AG*	13,780	540,825
Symrise AG	3,803	354,939
Telefonica Deutschland Holding AG	26,017	66,224
TUI AG	34,581	343,778
Vonovia SE	21,799	1,085,306
Wirecard AG	3,317	528,969

		21,813,724

Hong Kong - 2.9%

AIA Group, Ltd.	333,000	3,238,515
BOC Hong Kong Holdings, Ltd.	126,500	426,754
Hang Lung Properties, Ltd.	86,000	194,368
Hang Seng Bank, Ltd.	22,000	459,058
Henderson Land Development Co., Ltd.	106,503	495,811
Hong Kong & China Gas Co., Ltd.	500,048	965,605
Hong Kong Exchanges & Clearing, Ltd.	29,700	909,137
Link REIT	50,500	566,808
MTR Corp., Ltd.	77,000	445,870
New World Development Co., Ltd.	325,000	405,400
Power Assets Holdings, Ltd.	44,000	292,944
Sun Hung Kai Properties, Ltd.	73,500	1,041,509
Swire Pacific, Ltd., Class A	31,000	303,460
Swire Properties, Ltd.	54,200	178,008
Wheelock & Co., Ltd.	73,000	424,105

		10,347,352

Ireland - 0.8%

CRH PLC	31,818	1,058,878
DCC PLC	7,978	677,981
Kerry Group PLC, Class A	9,975	1,187,295

		2,924,154

Israel - 0.5%

Bank Hapoalim B.M.†	58,066	425,712
Bank Leumi Le-Israel B.M.	74,268	506,176
Check Point Software Technologies, Ltd.†	5,364	577,703
NICE, Ltd.†	2,256	345,881

		1,855,472

Italy - 1.6%

Assicurazioni Generali SpA	107,154	1,939,632
Mediobanca Banca di Credito Finanziario SpA	56,238	556,893
Poste Italiane SpA*	44,625	479,269
Recordati SpA	13,203	578,398
Snam SpA	284,615	1,438,595
Terna Rete Elettrica Nazionale SpA	141,587	888,540

		5,881,327

Japan - 21.6%

Aeon Co., Ltd.	26,300	466,411
Ajinomoto Co., Inc.	27,500	501,412
Aozora Bank, Ltd.	2,300	53,151
Astellas Pharma, Inc.	92,800	1,285,844
Bridgestone Corp.	26,500	1,011,009
Canon, Inc.	41,300	1,073,368
Central Japan Railway Co.	6,500	1,285,805
Chiba Bank, Ltd.	7,900	39,413
Chubu Electric Power Co., Inc.	27,900	411,403
Chugai Pharmaceutical Co., Ltd.	14,100	1,008,707
Concordia Financial Group, Ltd.	24,700	84,864
Dai Nippon Printing Co., Ltd.	5,700	123,352
Dai-ichi Life Holdings, Inc.	35,200	479,782
Daiichi Sankyo Co., Ltd.	20,900	1,380,677
Daikin Industries, Ltd.	7,400	916,336
Daito Trust Construction Co., Ltd.	1,800	231,788
Daiwa House Industry Co., Ltd.	18,300	573,969
Denso Corp.	21,200	889,628
Dentsu, Inc.	7,500	256,271
East Japan Railway Co.	15,900	1,513,894
Eisai Co., Ltd.	10,400	531,576
FANUC Corp.	5,700	990,196
FUJIFILM Holdings Corp.	12,100	518,124
Hankyu Hanshin Holdings, Inc.	9,200	348,567
Hisamitsu Pharmaceutical Co., Inc.	5,700	230,715
Hitachi Metals, Ltd.	34,000	366,132

Hitachi, Ltd.	25,800	881,331
Hoya Corp.	10,700	871,128
Idemitsu Kosan Co., Ltd.	9,300	249,932
Inpex Corp.	62,900	544,125
Isuzu Motors, Ltd.	19,400	208,728
JFE Holdings, Inc.	58,000	678,901
JXTG Holdings, Inc.	156,300	646,033
Kajima Corp.	22,500	273,850
Kao Corp.	17,300	1,249,684
KDDI Corp.	51,500	1,374,335
Keikyu Corp.	400	7,335
Keio Corp.	2,000	125,006
Keyence Corp.	2,300	1,361,792
Kintetsu Group Holdings Co., Ltd.	7,700	383,424
Komatsu, Ltd.	29,200	620,364
Kubota Corp.	32,100	460,794
Kyocera Corp.	6,200	368,551
Kyowa Kirin Co., Ltd.	25,100	459,543
LIXIL Group Corp.	3,000	49,165
Marubeni Corp.	85,200	543,833
Mazda Motor Corp.	40,800	342,653
MEIJI Holdings Co., Ltd.	6,900	479,334
Mitsubishi Chemical Holdings Corp.	59,600	409,096
Mitsubishi Corp.	54,500	1,326,140
Mitsubishi Electric Corp.	57,500	694,698
Mitsubishi Estate Co., Ltd.	41,900	802,227
Mitsubishi Tanabe Pharma Corp.	39,800	439,829
Mitsui & Co., Ltd.	91,200	1,427,642
Mitsui Fudosan Co., Ltd.	37,100	889,129
MS&AD Insurance Group Holdings, Inc.	13,100	416,423
Murata Manufacturing Co., Ltd.	14,700	617,003
NGK Spark Plug Co., Ltd.	1,300	22,443
Nidec Corp.	6,600	860,762
Nikon Corp.	1,100	13,616
Nintendo Co., Ltd.	3,200	1,213,611
Nippon Steel Corp.	111,800	1,563,842
Nippon Telegraph & Telephone Corp.	25,000	1,199,228
Nisshin Seifun Group, Inc.	16,400	308,441
Nitori Holdings Co., Ltd.	2,000	288,511
NTT DOCOMO, Inc.	42,600	1,075,476
Ono Pharmaceutical Co., Ltd.	35,300	652,104
Oriental Land Co., Ltd.	5,400	786,351
ORIX Corp.	58,800	868,426
Osaka Gas Co., Ltd.	28,100	503,094
Otsuka Holdings Co., Ltd.	29,700	1,221,436
Panasonic Corp.	65,600	506,411
Rakuten, Inc.	27,100	255,350
Recruit Holdings Co., Ltd.	30,300	918,113
Resona Holdings, Inc.	98,100	385,068
Ryohin Keikaku Co., Ltd.	5,000	86,177
Santen Pharmaceutical Co., Ltd.	27,600	483,490
Secom Co., Ltd.	6,500	554,582
Sekisui House, Ltd.	11,000	195,232
Shimano, Inc.	1,800	258,728
Shin-Etsu Chemical Co., Ltd.	11,100	1,119,560
Shionogi & Co., Ltd.	16,300	873,803
Shiseido Co., Ltd.	12,800	1,047,037
Shizuoka Bank, Ltd.	4,500	30,414
SMC Corp.	1,500	566,762
Softbank Corp.	54,200	760,438
SoftBank Group Corp.	46,600	2,116,048
Sony Corp.	35,600	2,024,711
Sumitomo Chemical Co., Ltd.	44,800	196,094
Sumitomo Corp.	63,600	953,386
Sumitomo Dainippon Pharma Co., Ltd.	8,500	148,501
Sumitomo Electric Industries, Ltd.	43,100	507,536
Sumitomo Metal Mining Co., Ltd.	18,200	512,499
Sumitomo Mitsui Financial Group, Inc.	68,600	2,249,752
Sumitomo Mitsui Trust Holdings, Inc.	21,000	686,327
Sumitomo Realty & Development Co., Ltd.	17,500	658,093
Suntory Beverage & Food, Ltd.	8,500	366,452
Sysmex Corp.	4,700	300,046
Taisho Pharmaceutical Holdings Co., Ltd.	5,700	397,044
Terumo Corp.	19,100	555,012
Tobu Railway Co., Ltd.	4,000	122,747
Tohoku Electric Power Co., Inc.	17,900	178,941
Tokio Marine Holdings, Inc.	18,800	968,359
Tokyo Electron, Ltd.	3,000	536,688
Tokyo Gas Co., Ltd.	24,900	629,444
Tokyu Corp.	18,500	330,696
Toppan Printing Co., Ltd.	8,100	129,085
Toray Industries, Inc.	42,100	300,230
TOTO, Ltd.	800	28,955
Toyota Industries Corp.	8,900	489,255
Toyota Motor Corp.	93,600	6,132,216
Toyota Tsusho Corp.	5,200	161,284
Unicharm Corp.	21,100	648,482
West Japan Railway Co.	7,500	631,854
Yahoo Japan Corp.	81,500	204,066
Yakult Honsha Co., Ltd.	6,300	362,931
Yamazaki Baking Co., Ltd.	8,700	151,176

		78,070,838

Jersey - 1.1%

Amcor PLC CDI	60,352	587,713
Experian PLC	51,790	1,586,795
Ferguson PLC	14,538	1,069,173
WPP PLC	72,061	850,708

		4,094,389

Luxembourg - 0.3%

Aroundtown SA	43,901	365,055
SES SA FDR	10,069	162,177
Tenaris SA	56,576	616,451

		1,143,683

Netherlands - 3.9%

ABN AMRO Group NV CVA*	40,437	719,298
Aegon NV	159,801	608,204
AerCap Holdings NV†	9,300	498,666
Akzo Nobel NV	15,299	1,369,866
ASML Holding NV	13,050	2,900,790
CNH Industrial NV	68,258	701,427
EXOR NV	8,039	543,369

Ferrari NV	4,742	746,314
Koninklijke DSM NV	7,823	972,419
Koninklijke KPN NV	179,435	567,959
Koninklijke Vopak NV	16,573	789,783
NN Group NV	28,286	946,932
NXP Semiconductors NV	8,951	914,255
QIAGEN NV†	19,562	679,603
STMicroelectronics NV	15,441	273,648
Wolters Kluwer NV	11,208	807,085

		14,039,618

New Zealand - 0.1%

Auckland International Airport, Ltd.	28,716	174,064
Fletcher Building, Ltd.	14,028	39,245
Spark New Zealand, Ltd.	26,250	73,107

		286,416

Norway - 1.3%

Equinor ASA	137,665	2,353,790
Mowi ASA	28,738	687,527
Orkla ASA	78,880	722,993
Telenor ASA	36,831	756,248
Yara International ASA	8,435	365,922

		4,886,480

Papua New Guinea - 0.2%

Oil Search, Ltd.	157,585	704,674

Portugal - 0.5%

Banco Espirito Santo SA†(1)	126,030	0
EDP - Energias de Portugal SA	194,077	733,326
Galp Energia SGPS SA	62,555	897,889

		1,631,215

Singapore - 1.8%

CapitaLand, Ltd.	262,700	656,868
City Developments, Ltd.	27,000	186,388
ComfortDelGro Corp., Ltd.	16,400	28,953
DBS Group Holdings, Ltd.	84,200	1,488,327
Jardine Cycle & Carriage, Ltd.	10,700	237,478
Keppel Corp., Ltd.	121,200	510,040
Oversea-Chinese Banking Corp., Ltd.	157,800	1,211,004
Singapore Telecommunications, Ltd.	401,500	917,136
United Overseas Bank, Ltd.	66,200	1,190,670

		6,426,864

Spain - 2.9%

Aena SME SA*	4,547	819,570
Amadeus IT Group SA	17,484	1,302,062
Banco Bilbao Vizcaya Argentaria SA	291,055	1,378,380
Banco de Sabadell SA	251,989	215,687
Bankia SA	128,235	232,686
Bankinter SA	29,064	169,233
CaixaBank SA	173,134	392,173
Enagas SA	29,593	645,768
Grifols SA	19,249	609,282
Red Electrica Corp. SA	33,714	671,592
Repsol SA	159,901	2,323,271
Telefonica SA	246,900	1,709,810

		10,469,514

SupraNational - 0.3%

Unibail-Rodamco-Westfield	7,305	956,201

Sweden - 2.8%

Assa Abloy AB, Class B	32,092	669,983
Atlas Copco AB, Class B	37,418	996,959
Boliden AB	26,697	590,265
Epiroc AB, Class A	22,823	236,493
Essity AB, Class B	38,080	1,187,642
Hennes & Mauritz AB, Class B	27,444	525,635
Hexagon AB, Class B	5,502	244,417
Industrivarden AB, Class C	2,994	62,628
Investor AB, Class B	42,629	1,998,835
Sandvik AB	36,253	519,897
Skandinaviska Enskilda Banken AB, Class A	75,933	652,668
Svenska Handelsbanken AB, Class A	95,987	844,794
Telefonaktiebolaget LM Ericsson, Class B	93,191	725,995
Volvo AB, Class B	60,577	836,320

		10,092,531

Switzerland - 7.8%

ABB, Ltd.	108,821	2,061,524
Adecco Group AG	6,603	347,312
Alcon, Inc.†	23,158	1,410,889
Baloise Holding AG	3,177	541,510
Coca-Cola HBC AG	24,531	814,886
EMS-Chemie Holding AG	545	324,054
Geberit AG	2,039	927,258
Givaudan SA	554	1,497,857
Julius Baer Group, Ltd.	13,548	535,623
Kuehne & Nagel International AG	3,473	505,467
Lonza Group AG	3,956	1,398,140
Pargesa Holding SA	10,987	803,142
Partners Group Holding AG	1,194	968,229
Schindler Holding AG	215	48,746
Schindler Holding AG (Participation Certificate)	3,620	826,593
SGS SA	344	844,577
Sika AG	6,257	898,328
Sonova Holding AG	2,318	537,959
Straumann Holding AG	453	354,985
Swatch Group AG	3,991	1,081,068
Swiss Life Holding AG	2,980	1,412,997
Swiss Prime Site AG	16,778	1,669,748
Swiss Re AG	20,951	2,014,344
Swisscom AG	2,858	1,426,762
Temenos AG	2,443	409,244
Vifor Pharma AG	4,670	740,311
Zurich Insurance Group AG	11,057	3,934,605

		28,336,158

United Kingdom - 12.5%

3i Group PLC	74,419	992,914
Admiral Group PLC	20,276	529,704

Antofagasta PLC	76,756	808,815
Ashtead Group PLC	31,569	872,363
Auto Trader Group PLC*	66,834	432,316
Aviva PLC	384,999	1,658,840
Barratt Developments PLC	67,164	516,830
Berkeley Group Holdings PLC	9,353	445,783
British Land Co. PLC	143,217	888,410
BT Group PLC	452,868	912,759
Bunzl PLC	26,567	650,737
Burberry Group PLC	34,562	910,071
Centrica PLC	425,667	361,012
Coca-Cola European Partners PLC	7,016	395,281
Compass Group PLC	80,380	2,037,306
Croda International PLC	13,657	781,371
Direct Line Insurance Group PLC	168,705	581,148
Evraz PLC	67,752	409,153
Fresnillo PLC	33,358	300,528
Halma PLC	19,981	477,262
Hargreaves Lansdown PLC	17,251	394,211
Informa PLC	115,137	1,218,858
InterContinental Hotels Group PLC	16,870	1,052,030
Intertek Group PLC	12,850	848,715
Investec PLC	80,697	414,763
ITV PLC	339,979	479,669
J Sainsbury PLC	245,839	586,607
John Wood Group PLC	87,524	401,395
Johnson Matthey PLC	16,550	586,017
Kingfisher PLC	172,440	408,005
Land Securities Group PLC	112,381	1,060,322
Legal & General Group PLC	468,105	1,250,820
London Stock Exchange Group PLC	18,633	1,576,655
Marks & Spencer Group PLC	207,182	484,660
Melrose Industries PLC	227,485	500,876
Merlin Entertainments PLC*	49,598	272,605
Micro Focus International PLC	15,513	209,299
Mondi PLC	28,293	549,798
National Grid PLC	222,892	2,328,380
Next PLC	9,684	699,468
Pearson PLC	65,779	665,451
Persimmon PLC	20,231	468,340
RELX PLC	94,653	2,264,892
Rentokil Initial PLC	157,402	862,253
RSA Insurance Group PLC	84,074	535,445
Sage Group PLC	80,754	688,420
Schroders PLC	17,665	586,807
Segro PLC	136,585	1,304,643
Smith & Nephew PLC	57,248	1,368,806
Smiths Group PLC	46,568	946,004
Spirax-Sarco Engineering PLC	5,213	509,040
SSE PLC	84,085	1,177,641
St James’s Place PLC	58,462	652,891
Taylor Wimpey PLC	204,175	362,598
United Utilities Group PLC	88,464	876,214
Weir Group PLC	15,798	281,521
Whitbread PLC	14,210	756,123
WM Morrison Supermarkets PLC	364,283	809,392

		45,402,237

Total Long-Term Investment Securities
(cost $314,689,697)		328,845,635

SHORT-TERM INVESTMENT SECURITIES - 0.6%
U.S. Government Treasuries - 0.6%

United States Treasury Bills 2.11% due 09/24/2019(2) (cost 2,346,847)	$2,350,000	2,347,204

REPURCHASE AGREEMENTS - 7.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount of $26,066,216 collateralized by $23,635,000 of United States Inflation Index Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $26,590,817 (cost $26,065,000)	26,065,000	26,065,000

TOTAL INVESTMENTS
(cost $343,101,544)	98.6%	357,257,839
Other assets less liabilities	1.4	4,931,945

NET ASSETS	100.0%	$362,189,784

@	Effective June 4, 2019, the Board of Trustees approved a change in the name of the Global Social Awareness Fund to “International Socially Responsible Fund”.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $5,372,875 representing 1.5% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CDI - CHESS Depositary Interest

FDR - Fiduciary Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
15	Long	S&P 500 E-Mini Index	September 2019	$2,171,317	$2,193,600	$22,283

						Unrealized Depreciation
340	Long	MSCI EAFE Index	September 2019	$31,795,065	$31,346,300	$(448,765)

		Net realized Appreciation (Depreciation)				$(426,482)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Repurchase Agreements	7.2%
Medical-Drugs	4.9
Insurance-Multi-line	4.5
Banks-Commercial	4.0
Telephone-Integrated	2.8
Insurance-Life/Health	2.7
Cosmetics & Toiletries	2.5
Real Estate Investment Trusts	2.5
Auto-Cars/Light Trucks	2.0
Food-Retail	1.8
Real Estate Operations & Development	1.7
Oil Companies-Integrated	1.7
Transport-Rail	1.6
Commercial Services	1.5
Gas-Distribution	1.5
Investment Companies	1.4
Enterprise Software/Service	1.3
Real Estate Management/Services	1.3
Chemicals-Diversified	1.3
Insurance-Reinsurance	1.2
Finance-Other Services	1.2
Diversified Banking Institutions	1.1
Import/Export	1.1
Food-Dairy Products	1.1
Electric-Integrated	1.1
Medical Products	1.0
Semiconductor Equipment	1.0
Chemicals-Specialty	1.0
Insurance-Property/Casualty	1.0
Oil Companies-Exploration & Production	0.9
Apparel Manufacturers	0.9
Steel-Producers	0.9
Industrial Automated/Robotic	0.9
Food-Misc./Diversified	0.8
Medical-Biomedical/Gene	0.8
Building & Construction Products-Misc.	0.8
Industrial Gases	0.8
Oil Refining & Marketing	0.8
Hotels/Motels	0.8
Distribution/Wholesale	0.8
Machinery-General Industrial	0.7
Rubber-Tires	0.7
Electronic Components-Misc.	0.7
Building-Residential/Commercial	0.7
Audio/Video Products	0.7
Food-Catering	0.7
Private Equity	0.7
Machinery-Electrical	0.6
U.S. Government Treasuries	0.6
Cellular Telecom	0.6
Water	0.6
Investment Management/Advisor Services	0.6
Instruments-Controls	0.6
Power Converter/Supply Equipment	0.6
Beverages-Non-alcoholic	0.5
Airport Development/Maintenance	0.5
Optical Supplies	0.5
Multimedia	0.5
Soap & Cleaning Preparation	0.5
Telecom Services	0.5
Paper & Related Products	0.5
Auto/Truck Parts & Equipment-Original	0.4
Computer Services	0.4
Building Products-Cement	0.4
Commercial Services-Finance	0.4
Electric-Transmission	0.4
Gas-Transportation	0.4
Medical Instruments	0.4
Medical Labs & Testing Services	0.4
Machinery-Construction & Mining	0.4
Electric-Distribution	0.4
Coatings/Paint	0.4
Pipelines	0.4
Public Thoroughfares	0.4
Building & Construction-Misc.	0.4
Human Resources	0.4
Transport-Services	0.3
Finance-Leasing Companies	0.3
Building-Heavy Construction	0.3
Retail-Jewelry	0.3
Retail-Apparel/Shoe	0.3
Toys	0.3
Machinery-Farming	0.3
Office Automation & Equipment	0.3
Resorts/Theme Parks	0.3
Gold Mining	0.3
Auto-Heavy Duty Trucks	0.3
Electric Products-Misc.	0.3
Wireless Equipment	0.3
Diversified Manufacturing Operations	0.3
Building Products-Air & Heating	0.3
Advertising Services	0.3
Semiconductor Components-Integrated Circuits	0.2
Rental Auto/Equipment	0.2
Building-Maintenance & Services	0.2
Advertising Agencies	0.2
Metal-Copper	0.2
Publishing-Periodicals	0.2
Diversified Operations	0.2
Computer Aided Design	0.2
Networking Products	0.2
MRI/Medical Diagnostic Imaging	0.2
Applications Software	0.2
Fisheries	0.2
Diagnostic Kits	0.2
Electronic Components-Semiconductors	0.2
Electronic Security Devices	0.2
Steel Pipe & Tube	0.2
Metal-Diversified	0.2
Containers-Paper/Plastic	0.2
Computer Data Security	0.2
Security Services	0.2
Diversified Operations/Commercial Services	0.2
Photo Equipment & Supplies	0.1
Diversified Minerals	0.1
Retail-Major Department Stores	0.1
Television	0.1
Electronic Measurement Instruments	0.1
E-Commerce/Services	0.1
Medical-Hospitals	0.1
Metal-Iron	0.1
Retail-Building Products	0.1
Oil-Field Services	0.1
Energy-Alternate Sources	0.1
Steel-Specialty	0.1
Agricultural Chemicals	0.1
Satellite Telecom	0.1
Telecommunication Equipment	0.1
Travel Services	0.1
Chemicals-Plastics	0.1
Food-Flour & Grain	0.1
Silver Mining	0.1
Diagnostic Equipment	0.1
Retail-Home Furnishings	0.1
Machinery-Pumps	0.1

Consulting Services	0.1
Web Portals/ISP	0.1
Food-Meat Products	0.1
Bicycle Manufacturing	0.1
E-Commerce/Products	0.1
Transactional Software	0.1

98.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$22,381,593	$—		$0	$22,381,593
Portugal	1,631,215	—		0	$1,631,215
Other Countries	303,555,058	$1,277,769	**	—	304,832,827
Short-Term Investment Securities	—	2,347,204		—	2,347,204
Repurchase Agreements	—	26,065,000		—	26,065,000

Total Investments at Value	$327,567,866	$29,689,973		$0	$357,257,839

Other Financial Instruments:†

Futures Contracts	$22,284	$—		$—	$22,284

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$448,765	$—		$—	$448,765

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 95.6%
Australia - 0.5%

Origin Energy, Ltd.#	720,932	$3,704,455

Bermuda - 0.7%

Cosan, Ltd., Class A†	350,084	4,908,178

British Virgin Islands - 2.2%

Hollysys Automation Technologies, Ltd.	928,386	14,529,241

Canada - 3.9%

Home Capital Group, Inc. #†	351,100	6,750,909
Lundin Mining Corp.	4,106,800	19,587,036

		26,337,945

Cayman Islands - 2.0%

Alibaba Group Holding, Ltd. ADR†	11,799	2,065,179
Xinyi Glass Holdings, Ltd.	11,412,000	11,353,196

		13,418,375

China - 4.0%

Midea Group Co., Ltd.	2,029,190	14,988,964
Shanghai Pharmaceuticals Holding Co., Ltd.	6,204,100	11,711,224

		26,700,188

France - 5.8%

Cie de Saint-Gobain	514,452	18,556,700
Orange SA	1,353,574	20,529,502

		39,086,202

Germany - 5.3%

METRO AG	372,212	5,759,839
Muenchener Rueckversicherungs-Gesellschaft AG	39,683	9,503,401
Rheinmetall AG	44,830	5,286,713
SAP SE	74,020	8,834,790
Siemens AG	62,109	6,208,326

		35,593,069

Hong Kong - 3.5%

China Everbright, Ltd.	3,204,000	3,657,441
China Mobile, Ltd.	2,437,000	20,188,147

		23,845,588

India - 2.6%

Zee Telefilms, Ltd.	3,301,582	17,359,226

Ireland - 1.5%

Greencore Group PLC	4,038,602	10,314,842

Israel - 2.9%

Check Point Software Technologies, Ltd.†	179,722	19,356,059

Italy - 5.7%

Eni SpA	1,307,841	19,663,388
Prysmian SpA	850,998	18,616,929

		38,280,317

Japan - 10.5%

Alps Alpine Co., Ltd.	485,900	8,484,440
Daiwa Securities Group, Inc.	4,219,800	18,184,444
Hitachi, Ltd.	468,800	16,014,263
Mitsubishi UFJ Financial Group, Inc.	2,294,100	11,021,873
Takeda Pharmaceutical Co., Ltd.	498,900	16,859,331

		70,564,351

Jersey - 0.7%

Man Group PLC	2,194,995	4,451,003

Malaysia - 1.8%

CIMB Group Holdings Bhd	9,944,300	11,964,846

Netherlands - 7.8%

Koninklijke Philips NV	318,209	14,998,064
NN Group NV	645,862	21,621,556
OCI NV†	708,672	15,526,688

		52,146,308

Norway - 2.9%

DNB ASA	1,211,697	19,534,063

Russia - 2.5%

Mobile TeleSystems PJSC ADR	2,072,509	16,642,247

Singapore - 2.3%

Keppel Corp., Ltd.	3,604,300	15,167,798

South Korea - 2.8%

Hana Financial Group, Inc.	144,737	3,883,552
Samsung Electronics Co., Ltd.	107,234	3,895,394
SK Telecom Co., Ltd.	57,131	11,296,491

		19,075,437

Switzerland - 4.7%

LafargeHolcim, Ltd.	403,730	19,078,001
Novartis AG	139,213	12,519,676

		31,597,677

Thailand - 2.1%

Siam Commercial Bank PCL	3,543,200	14,313,033

United Kingdom - 15.1%

BP PLC	3,321,998	20,219,114
Fresnillo PLC#	712,309	6,417,323
John Wood Group PLC#	3,429,979	15,730,288
Kingfisher PLC	2,996,503	7,089,926
Melrose Industries PLC	4,549,579	10,017,258
Sensata Technologies Holding PLC†	411,376	18,750,518
Smiths Group PLC	1,146,011	23,280,606

		101,505,033

United States - 1.8%

Gentex Corp.	457,838	12,178,491

Total Long-Term Investment Securities
(cost $713,669,853)		642,573,972

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Registered Investment Companies - 4.9%

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(1)(2)	5,552,618	5,552,618
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07%(2)	27,448,098	27,448,098

Total Short-Term Investment Securities
(cost $33,000,716)		33,000,716

TOTAL INVESTMENTS
(cost $746,670,569)	100.5%	675,574,688
Liabilities in excess of other assets	(0.5)	(3,412,967)

NET ASSETS	100.0%	$672,161,721

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)

At August 31, 2019, the Fund had loaned securities with a total value of $9,361,466. This was secured by collateral of $5,552,618, which was received in cash and subsequently invested in short-term investments currently valued at $5,552,618 as reported in the Portfolio of Investments. Additional collateral of $4,243,038 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Notes/Bonds	0.13% to 8.75%	09/30/2019 to 02/15/2046	$4,243,038

(2)	The rate shown is the 7-day yield as of August 31, 2019.

ADR - American Depositary Receipt

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	23,287,000	USD	26,652,249	09/30/2019	$1,006,134	$—
	GBP	40,475,000	USD	50,907,263	09/30/2019	1,599,937	—

Net Unrealized Appreciation (Depreciation)						$2,606,071	$—

EUR - Euro Currency

GBP - Pound Sterling

USD - United States Dollar

Industry Allocation*

Cellular Telecom	7.2%
Banks-Commercial	6.8
Oil Companies-Integrated	5.9
Electronic Components-Misc.	5.9
Registered Investment Companies	4.9
Diversified Manufacturing Operations	4.4
Medical-Drugs	4.4
Insurance-Life/Health	3.2
Telephone-Integrated	3.0
Diversified Minerals	2.9
Computer Data Security	2.9
Building Products-Cement	2.8
Wire & Cable Products	2.8
Building & Construction Products-Misc.	2.8
Finance-Investment Banker/Broker	2.7
Broadcast Services/Program	2.6
Machinery-Electrical	2.4
Oil-Field Services	2.3
Agricultural Chemicals	2.3
Building-Heavy Construction	2.3
Medical Products	2.3
Appliances	2.2
Industrial Automated/Robotic	2.2
Retail-Drug Store	1.8
Building Products-Doors & Windows	1.7
Diversified Banking Institutions	1.6
Food-Misc./Diversified	1.5
Investment Companies	1.5
Insurance-Reinsurance	1.4
Enterprise Software/Service	1.3
Retail-Building Products	1.1
Diversified Financial Services	1.0
Banks-Mortgage	1.0
Silver Mining	0.9
Food-Retail	0.9
Auto/Truck Parts & Equipment-Original	0.8
Sugar	0.7
Investment Management/Advisor Services	0.7
Electronic Components-Semiconductors	0.6
Electric-Integrated	0.5
E-Commerce/Products	0.3

100.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$642,573,972	$—	$—	$642,573,972
Short-Term Investment Securities	33,000,716	—	—	33,000,716

Total Investments at Value	$675,574,688	$—	$—	$675,574,688

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,606,071	$—	$2,606,071

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.8%
Aerospace/Defense - 2.4%

Northrop Grumman Corp.	9,740	$3,583,054
Spirit AeroSystems Holdings, Inc., Class A	7,888	635,773

		4,218,827

Aerospace/Defense-Equipment - 0.9%

L3Harris Technologies, Inc.	7,150	1,511,581

Agricultural Biotech - 0.6%

Corteva, Inc.	35,728	1,047,545

Agricultural Chemicals - 0.3%

Mosaic Co.	28,400	522,276

Applications Software - 5.9%

CDK Global, Inc.	5,400	233,064
Microsoft Corp.	72,610	10,010,015

		10,243,079

Banks-Super Regional - 0.5%

Wells Fargo & Co.	19,010	885,296

Building-Residential/Commercial - 0.7%

D.R. Horton, Inc.	23,280	1,151,662

Cable/Satellite TV - 2.8%

Comcast Corp., Class A	109,978	4,867,626

Cellular Telecom - 0.6%

T-Mobile US, Inc.†	12,305	960,405

Chemicals-Diversified - 0.8%

DuPont de Nemours, Inc.	20,448	1,389,033

Coatings/Paint - 0.6%

Sherwin-Williams Co.	1,978	1,041,912

Computer Services - 1.3%

International Business Machines Corp.	16,620	2,252,509

Computers - 3.8%

Apple, Inc.	32,088	6,698,049

Cosmetics & Toiletries - 0.8%

Colgate-Palmolive Co.	19,385	1,437,398

Data Processing/Management - 3.3%

Fidelity National Information Services, Inc.	25,585	3,485,189
Fiserv, Inc.†	21,332	2,281,244

		5,766,433

Dental Supplies & Equipment - 0.8%

DENTSPLY SIRONA, Inc.	27,540	1,436,211

Diversified Banking Institutions - 6.8%

Citigroup, Inc.	66,166	4,257,782
JPMorgan Chase & Co.	44,190	4,854,714
Morgan Stanley	64,215	2,664,280

		11,776,776

E-Commerce/Products - 4.7%

Amazon.com, Inc.†	3,220	5,719,654
eBay, Inc.	62,820	2,531,018

		8,250,672

Electric Products-Misc. - 0.7%

Emerson Electric Co.	21,320	1,270,459

Electric-Integrated - 1.0%

American Electric Power Co., Inc.	19,800	1,804,770

Electronic Components-Semiconductors - 2.2%

Broadcom, Inc.	2,770	782,913
Intel Corp.	20,410	967,638
Marvell Technology Group, Ltd.	30,970	742,351
NVIDIA Corp.	7,635	1,278,939

		3,771,841

Electronic Forms - 1.2%

Adobe, Inc.†	7,180	2,042,782

Entertainment Software - 1.8%

Activision Blizzard, Inc.	42,339	2,142,354
Electronic Arts, Inc.†	9,915	928,837

		3,071,191

Finance-Credit Card - 3.0%

Mastercard, Inc., Class A	18,307	5,151,041

Food-Catering - 0.7%

Aramark	30,412	1,242,634

Food-Misc./Diversified - 2.6%

Conagra Brands, Inc.	60,698	1,721,395
Mondelez International, Inc., Class A	50,000	2,761,000

		4,482,395

Food-Wholesale/Distribution - 0.4%

Sysco Corp.	9,204	684,133

Gold Mining - 1.1%

Newmont Goldcorp Corp.	47,815	1,907,340

Industrial Gases - 0.8%

Air Products & Chemicals, Inc.	5,885	1,329,539

Instruments-Controls - 2.0%

Honeywell International, Inc.	21,141	3,480,231

Insurance Brokers - 1.2%

Aon PLC	11,012	2,145,688

Insurance-Property/Casualty - 3.9%

Berkshire Hathaway, Inc., Class B†	33,601	6,834,779

Internet Content-Entertainment - 2.1%

Facebook, Inc., Class A†	19,305	3,584,359

Internet Security - 0.1%

Palo Alto Networks, Inc.†	805	163,914

Investment Management/Advisor Services - 1.0%

BlackRock, Inc.	3,962	1,674,183

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	2,210	262,990

Medical Instruments - 2.9%

Medtronic PLC	47,154	5,087,445

Medical Products - 2.6%

Abbott Laboratories	17,196	1,467,163
Baxter International, Inc.	14,220	1,250,649
Becton Dickinson and Co.	7,040	1,787,597

		4,505,409

Medical-Biomedical/Gene - 0.4%

Alexion Pharmaceuticals, Inc.†	6,670	672,069

Medical-Drugs - 3.7%

Allergan PLC	8,465	1,352,030
Johnson & Johnson	25,703	3,299,237
Pfizer, Inc.	51,020	1,813,761

		6,465,028

Medical-HMO - 1.8%

Anthem, Inc.	8,539	2,233,119
Humana, Inc.	2,895	819,893

		3,053,012

Networking Products - 0.9%

Cisco Systems, Inc.	35,185	1,647,010

Oil Companies-Exploration & Production - 1.5%

Canadian Natural Resources, Ltd.	44,555	1,064,865
EOG Resources, Inc.	20,633	1,530,762

		2,595,627

Oil Companies-Integrated - 2.3%

Chevron Corp.	33,985	4,000,714

Oil-Field Services - 0.2%

Schlumberger, Ltd.	9,170	297,383

Pharmacy Services - 0.9%

Cigna Corp.	10,559	1,625,769

Real Estate Investment Trusts - 1.6%

American Tower Corp.	12,135	2,793,356

Retail-Building Products - 1.9%

Lowe’s Cos., Inc.	28,715	3,221,823

Retail-Discount - 0.2%

Dollar General Corp.	2,677	417,853

Retail-Restaurants - 1.8%

McDonald’s Corp.	10,670	2,325,740
Restaurant Brands International, Inc.	10,278	806,309

		3,132,049

Semiconductor Components-Integrated Circuits - 0.8%

NXP Semiconductors NV	14,495	1,480,519

Semiconductor Equipment - 1.0%

Lam Research Corp.	8,185	1,723,024

Telecom Equipment-Fiber Optics - 0.8%

Corning, Inc.	47,090	1,311,456

Telephone-Integrated - 3.3%

AT&T, Inc.	94,895	3,345,998
Verizon Communications, Inc.	40,873	2,377,173

		5,723,171

Tobacco - 1.8%

Philip Morris International, Inc.	43,445	3,131,950

Web Portals/ISP - 3.9%

Alphabet, Inc., Class A†	2,502	2,978,706
Alphabet, Inc., Class C†	3,238	3,847,068

		6,825,774

Total Long-Term Investment Securities
(cost $135,818,992)		170,072,000

REPURCHASE AGREEMENTS - 2.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42% dated 08/30/2019, to be repurchased 09/03/2019 in the amount $3,493,163 and collateralized by $3,505,000 of United States Treasury Notes, bearing interest at 1.88% due 03/31/2022 and having an approximate value of $3,566,432 (cost $3,493,000)	$3,493,000	3,493,000

TOTAL INVESTMENTS
(cost $139,311,992)	99.8%	173,565,000
Other assets less liabilities	0.2	330,415

NET ASSETS	100.0%	$173,895,415

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	170,072,000	—	—	170,072,000
Repurchase Agreements	—	3,493,000	—	3,493,000

Total Investments at Value	$170,072,000	$3,493,000	$—	$173,565,000

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.5%
Aerospace/Defense-Equipment - 1.4%

United Technologies Corp.	54,569	$7,107,067

Apparel Manufacturers - 1.0%

VF Corp.	64,858	5,315,113

Applications Software - 5.1%

Microsoft Corp.	188,892	26,040,651

Athletic Footwear - 2.8%

adidas AG	16,980	5,033,104
NIKE, Inc., Class B	106,795	9,024,178

		14,057,282

Beverages-Non-alcoholic - 1.8%

PepsiCo, Inc.	66,751	9,126,864

Cable/Satellite TV - 2.2%

Comcast Corp., Class A	256,505	11,352,911

Chemicals-Diversified - 1.5%

PPG Industries, Inc.	71,110	7,878,277

Chemicals-Specialty - 1.5%

Ecolab, Inc.	37,069	7,647,705

Coatings/Paint - 2.0%

Sherwin-Williams Co.	19,385	10,211,049

Commercial Services-Finance - 3.3%

Equifax, Inc.	35,885	5,252,846
Experian PLC	93,905	2,877,157
Moody’s Corp.	40,657	8,764,836

		16,894,839

Computer Services - 5.6%

Accenture PLC, Class A	99,760	19,769,439
Cognizant Technology Solutions Corp., Class A	140,614	8,632,294

		28,401,733

Computers - 2.7%

Apple, Inc.	66,133	13,804,602

Consulting Services - 1.2%

Verisk Analytics, Inc.	39,139	6,322,514

Cosmetics & Toiletries - 4.2%

Colgate-Palmolive Co.	144,453	10,711,190
Estee Lauder Cos., Inc., Class A	37,627	7,449,770
L’Oreal SA	11,725	3,203,548

		21,364,508

Data Processing/Management - 4.0%

Fidelity National Information Services, Inc.	87,461	11,913,938
Fiserv, Inc.†	81,361	8,700,745

		20,614,683

Diagnostic Equipment - 3.8%

Danaher Corp.	43,286	6,150,508
Thermo Fisher Scientific, Inc.	45,656	13,106,011

		19,256,519

E-Commerce/Products - 1.7%

Alibaba Group Holding, Ltd. ADR†	49,047	8,584,696

Electronic Components-Semiconductors - 2.6%

Texas Instruments, Inc.	106,208	13,143,240

Electronic Connectors - 2.3%

Amphenol Corp., Class A	87,614	7,669,729
TE Connectivity, Ltd.	45,613	4,160,818

		11,830,547

Electronic Measurement Instruments - 1.5%

Fortive Corp.	109,174	7,740,437

Entertainment Software - 1.5%

Electronic Arts, Inc.†	79,853	7,480,629

Finance-Credit Card - 5.3%

Mastercard, Inc., Class A	33,424	9,404,511
Visa, Inc., Class A#	97,379	17,608,071

		27,012,582

Finance-Investment Banker/Broker - 2.3%

Charles Schwab Corp.	86,063	3,293,631
TD Ameritrade Holding Corp.	195,165	8,667,278

		11,960,909

Finance-Other Services - 0.5%

CME Group, Inc.	11,614	2,523,606

Food-Misc./Diversified - 1.0%

Nestle SA	44,212	4,958,355

Hotels/Motels - 1.8%

Marriott International, Inc., Class A	74,559	9,398,908

Instruments-Controls - 1.1%

Mettler-Toledo International, Inc.†	8,435	5,540,024

Instruments-Scientific - 1.7%

Waters Corp.†	41,804	8,857,850

Insurance Brokers - 2.8%

Aon PLC	74,580	14,531,913

Machinery-General Industrial - 1.9%

Nordson Corp.	70,154	9,538,138

Medical Products - 3.7%

Abbott Laboratories	114,069	9,732,367
Becton Dickinson and Co.	37,015	9,398,849

		19,131,216

Medical-Drugs - 2.6%

Eli Lilly & Co.	41,781	4,719,999
Roche Holding AG	17,794	4,864,922
Zoetis, Inc.	31,066	3,927,364

		13,512,285

Multimedia - 0.4%

Walt Disney Co.	14,081	1,932,758

Oil-Field Services - 0.1%

Schlumberger, Ltd.	10,867	352,417

Pharmacy Services - 0.8%

Cigna Corp.	25,616	3,944,096

Private Equity - 1.9%

Blackstone Group, Inc., Class A	194,976	9,702,006

Retail-Major Department Stores - 1.9%

TJX Cos., Inc.	177,553	9,760,088

Retail-Restaurants - 1.3%

Starbucks Corp.	68,777	6,641,107

Semiconductor Components-Integrated Circuits - 2.8%

Analog Devices, Inc.	71,001	7,798,040
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	151,594	6,462,452

		14,260,492

Soap & Cleaning Preparation - 1.6%

Church & Dwight Co., Inc.	33,925	2,706,537
Reckitt Benckiser Group PLC	69,301	5,395,984

		8,102,521

Textile-Apparel - 1.5%

LVMH Moet Hennessy Louis Vuitton SE	19,254	7,668,783

Transport-Rail - 1.7%

Union Pacific Corp.	52,616	8,521,687

Veterinary Diagnostics - 1.2%

Elanco Animal Health, Inc.†	238,072	6,194,633

Web Portals/ISP - 5.9%

Alphabet, Inc., Class A†	25,534	30,398,993

Total Long-Term Investment Securities (cost $346,278,487)		508,621,233

SHORT-TERM INVESTMENT SECURITIES - 0.5%
U.S. Government Agencies - 0.5%

Federal Home Loan Bank
Disc. Notes
1.93% due 09/03/2019 (cost $2,380,749)	$2,381,000	2,381,000

TOTAL INVESTMENTS (cost $348,659,236)	100.0%	511,002,233
Other assets less liabilities	0.0	143,412

NET ASSETS	100.0%	$511,145,645

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At August 31, 2019, the Fund had loaned securities with a total value of $9,818,345. This was secured by collateral of $10,037,129 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00	09/24/2019 to 10/03/2019	$268,554
United States Treasury Notes/Bonds	0.13% to 8.75%	09/30/2019 to 11/15/2048	9,768,575

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$508,621,233	$—	$—	$508,621,233
Short-Term Investment Securities	—	2,381,000	—	2,381,000

Total Investments at Value	$508,621,233	$2,381,000	$—	$511,002,233

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.8%
Aerospace/Defense - 0.7%

Teledyne Technologies, Inc.†	64,936	$20,038,600

Airlines - 0.3%

JetBlue Airways Corp.†	539,305	9,340,763

Apparel Manufacturers - 0.5%

Carter’s, Inc.	81,016	7,411,344
Deckers Outdoor Corp.†	52,223	7,700,281

		15,111,625

Applications Software - 0.8%

CDK Global, Inc.	217,972	9,407,672
Covetrus, Inc.†#	172,144	2,287,794
PTC, Inc.†	185,543	12,147,500

		23,842,966

Auction Houses/Art Dealers - 0.1%

Sotheby’s†	59,306	3,424,922

Auto/Truck Parts & Equipment-Original - 0.4%

Adient PLC	155,879	3,144,079
Dana, Inc.	257,896	3,283,016
Delphi Technologies PLC	157,621	2,085,326
Visteon Corp.†#	50,666	3,494,434

		12,006,855

Banks-Commercial - 6.4%

Associated Banc-Corp.	293,721	5,651,192
BancorpSouth Bank	164,811	4,547,136
Bank of Hawaii Corp.	73,452	6,073,011
Bank OZK	216,629	5,589,028
Cathay General Bancorp	136,851	4,542,085
Commerce Bancshares, Inc.#	176,250	10,058,588
Cullen/Frost Bankers, Inc.	113,064	9,385,443
East West Bancorp, Inc.	260,823	10,727,650
First Financial Bankshares, Inc.#	243,182	7,446,233
First Horizon National Corp.	565,136	8,946,103
FNB Corp.	581,959	6,256,059
Fulton Financial Corp.	302,512	4,825,066
Hancock Whitney Corp.	153,613	5,393,352
Home BancShares, Inc.	276,974	4,907,979
International Bancshares Corp.	97,639	3,474,972
PacWest Bancorp	212,952	7,257,404
Pinnacle Financial Partners, Inc.	129,636	6,827,928
Prosperity Bancshares, Inc.#	118,935	7,721,260
Signature Bank	98,734	11,517,321
Synovus Financial Corp.	282,246	10,031,023
TCF Financial Corp.	277,719	10,708,845
Texas Capital Bancshares, Inc.†	90,092	4,854,157
Trustmark Corp.	116,014	3,791,338
UMB Financial Corp.	79,137	4,931,818
Umpqua Holdings Corp.	395,114	6,207,241
United Bankshares, Inc.	182,998	6,748,966
Valley National Bancorp	594,502	6,248,216
Webster Financial Corp.	165,123	7,390,905
Wintrust Financial Corp.	101,542	6,379,884

		198,440,203

Batteries/Battery Systems - 0.3%

Energizer Holdings, Inc.#	113,948	4,386,998
EnerSys	76,801	4,300,856

		8,687,854

Brewery - 0.2%

Boston Beer Co., Inc., Class A†#	15,677	6,873,110

Building & Construction Products-Misc. - 0.5%

Louisiana-Pacific Corp.	221,217	5,318,057
Trex Co., Inc.†	104,837	8,966,708

		14,284,765

Building & Construction-Misc. - 0.3%

EMCOR Group, Inc.	100,520	8,789,469

Building Products-Air & Heating - 0.5%

Lennox International, Inc.	63,252	16,052,093

Building Products-Cement - 0.5%

Eagle Materials, Inc.	79,061	6,656,146
MDU Resources Group, Inc.	354,970	9,545,143

		16,201,289

Building-Heavy Construction - 0.4%

Arcosa, Inc.	1	32
Dycom Industries, Inc.†	56,418	2,510,601
Granite Construction, Inc.	83,894	2,385,945
MasTec, Inc.†#	110,727	6,961,407

		11,857,985

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.	93,741	4,303,649

Building-Residential/Commercial - 1.2%

KB Home	151,506	4,255,803
NVR, Inc.†	6,047	21,763,153
Toll Brothers, Inc.	237,194	8,584,051
TRI Pointe Group, Inc.†	254,844	3,567,816

		38,170,823

Cable/Satellite TV - 0.4%

Cable One, Inc.	8,887	11,531,949

Casino Hotels - 0.5%

Boyd Gaming Corp.	143,191	3,442,312
Caesars Entertainment Corp.†	1,048,812	12,071,826

		15,514,138

Casino Services - 0.2%

Eldorado Resorts, Inc.†#	116,619	4,490,998
Scientific Games Corp.†#	99,913	1,846,392

		6,337,390

Chemicals-Diversified - 0.2%

Olin Corp.	295,434	5,016,469

Chemicals-Plastics - 0.1%

PolyOne Corp.	139,447	4,463,698

Chemicals-Specialty - 1.8%

Ashland Global Holdings, Inc.	112,409	8,232,835
Cabot Corp.	104,775	4,191,000
Chemours Co.#	293,828	4,163,543
Ingevity Corp.†	74,987	5,711,760
Minerals Technologies, Inc.	63,142	3,043,444
NewMarket Corp.	15,638	7,424,141
Sensient Technologies Corp.	75,837	4,953,673
Valvoline, Inc.	337,249	7,621,827
Versum Materials, Inc.	195,763	10,179,676

		55,521,899

Coatings/Paint - 0.5%

RPM International, Inc.	234,890	15,895,006

Commercial Services - 0.6%

CoreLogic, Inc.†	144,593	6,998,301
Healthcare Services Group, Inc.#	132,743	2,993,355
LiveRamp Holdings, Inc.†	123,600	5,235,696
Weight Watchers International, Inc.†	69,636	2,088,384

		17,315,736

Commercial Services-Finance - 1.0%

Green Dot Corp., Class A†	85,727	2,621,532
Sabre Corp.	492,290	11,637,735
WEX, Inc.†	77,505	15,853,648

		30,112,915

Computer Services - 1.1%

CACI International, Inc., Class A†	44,570	9,907,465
MAXIMUS, Inc.	114,351	8,798,166
Perspecta, Inc.	250,790	6,508,001
Science Applications International Corp.	91,205	8,026,952

		33,240,584

Computer Software - 0.4%

j2 Global, Inc.	83,313	7,048,280
Teradata Corp.†	209,846	6,477,946

		13,526,226

Computers-Integrated Systems - 0.3%

NCR Corp.†	215,223	6,781,677
NetScout Systems, Inc.†	124,934	2,767,288

		9,548,965

Computers-Other - 0.2%

Lumentum Holdings, Inc.†#	136,911	7,634,157

Consumer Products-Misc. - 0.2%

Helen of Troy, Ltd.†	44,826	6,881,239

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	47,071	1,656,429
Owens-Illinois, Inc.	278,178	2,829,070
Silgan Holdings, Inc.	139,420	4,149,139

		8,634,638

Containers-Paper/Plastic - 0.3%

Sonoco Products Co.	179,287	10,255,216

Cosmetics & Toiletries - 0.1%

Edgewell Personal Care Co.†	97,001	2,700,508

Data Processing/Management - 0.7%

CommVault Systems, Inc.†	68,761	2,982,164
Fair Isaac Corp.†	51,951	18,324,157

		21,306,321

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.#	148,375	2,480,830

Disposable Medical Products - 0.8%

STERIS PLC	151,520	23,394,688

Distribution/Wholesale - 0.9%

Pool Corp.	71,274	13,996,788
Resideo Technologies, Inc.†	219,882	3,029,974
Watsco, Inc.	57,755	9,445,830

		26,472,592

Diversified Manufacturing Operations - 0.9%

Carlisle Cos., Inc.	102,255	14,822,885
ITT, Inc.	157,340	8,955,793
Trinity Industries, Inc.	232,673	4,064,797

		27,843,475

E-Commerce/Services - 0.3%

Cars.com, Inc.†	109,846	978,728
GrubHub, Inc.†#	163,392	9,695,681

		10,674,409

Electric Products-Misc. - 0.2%

Littelfuse, Inc.	44,311	6,915,618

Electric-Integrated - 2.0%

ALLETE, Inc.	92,512	7,931,054
Black Hills Corp.	97,363	7,468,716
Hawaiian Electric Industries, Inc.	195,218	8,667,679
IDACORP, Inc.	90,291	9,914,855
NorthWestern Corp.	90,390	6,547,852
OGE Energy Corp.	358,719	15,378,283
PNM Resources, Inc.	142,742	7,281,269

		63,189,708

Electronic Components-Misc. - 0.9%

Gentex Corp.	458,010	12,183,066
Jabil, Inc.	249,305	7,182,477
nVent Electric PLC	284,831	5,770,676
Vishay Intertechnology, Inc.	237,153	3,754,132

		28,890,351

Electronic Components-Semiconductors - 1.1%

Cree, Inc.†	188,607	8,096,899
Monolithic Power Systems, Inc.	70,987	10,687,803
Semtech Corp.†	119,487	5,014,869
Silicon Laboratories, Inc.†	77,668	8,465,812
Synaptics, Inc.†	61,821	1,979,508

		34,244,891

Electronic Measurement Instruments - 0.8%

National Instruments Corp.	200,861	8,436,162
Trimble, Inc.†	450,919	16,918,481

		25,354,643

Electronic Parts Distribution - 1.0%

Arrow Electronics, Inc.†	151,822	10,506,082
Avnet, Inc.	190,485	7,979,417
SYNNEX Corp.	74,347	6,231,022
Tech Data Corp.†	65,384	6,063,058

		30,779,579

Energy-Alternate Sources - 0.3%

First Solar, Inc.†	135,933	8,437,361

Engineering/R&D Services - 0.7%

AECOM†	281,965	10,004,118
Fluor Corp.	250,753	4,430,805
KBR, Inc.	253,509	6,469,550

		20,904,473

Enterprise Software/Service - 1.1%

Blackbaud, Inc.#	88,143	8,018,369
Manhattan Associates, Inc.†	115,756	9,564,918
Tyler Technologies, Inc.†	68,710	17,626,863

		35,210,150

Environmental Consulting & Engineering - 0.3%

Tetra Tech, Inc.	98,321	7,975,800

Filtration/Separation Products - 0.4%

Donaldson Co., Inc.	228,532	11,051,808

Finance-Consumer Loans - 0.4%

Navient Corp.	381,674	4,862,527
SLM Corp.	774,638	6,537,945

		11,400,472

Finance-Investment Banker/Broker - 0.4%

Evercore, Inc., Class A	73,590	5,869,538
Interactive Brokers Group, Inc., Class A	134,553	6,350,902

		12,220,440

Finance-Mortgage Loan/Banker - 0.1%

LendingTree, Inc.†#	13,386	4,150,865

Finance-Other Services - 0.5%

Deluxe Corp.	78,201	3,603,502
SEI Investments Co.	229,589	13,203,663

		16,807,165

Firearms & Ammunition - 0.2%

Axon Enterprise, Inc.†	105,957	6,354,241

Food-Baking - 0.2%

Flowers Foods, Inc.	329,680	7,516,704

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	33,906	1,243,672

Food-Misc./Diversified - 1.1%

Hain Celestial Group, Inc.†#	160,509	3,057,697
Ingredion, Inc.	119,505	9,234,151
Lancaster Colony Corp.	34,996	5,105,916
Post Holdings, Inc.†	119,543	11,917,242
TreeHouse Foods, Inc.†	100,603	5,095,542

		34,410,548

Food-Retail - 0.1%

Sprouts Farmers Market, Inc.†	211,380	3,794,271

Footwear & Related Apparel - 0.2%

Skechers U.S.A., Inc., Class A†	240,822	7,624,425

Funeral Services & Related Items - 0.5%

Service Corp. International	326,583	15,120,793

Garden Products - 0.7%

Scotts Miracle-Gro Co.	70,578	7,503,853
Toro Co.	190,735	13,734,827

		21,238,680

Gas-Distribution - 1.9%

National Fuel Gas Co.	154,663	7,228,949
New Jersey Resources Corp.	159,890	7,313,369
ONE Gas, Inc.	94,417	8,649,541
Southwest Gas Holdings, Inc.	95,689	8,729,707
Spire, Inc.	90,938	7,720,636
UGI Corp.	374,185	18,211,584

		57,853,786

Gold Mining - 0.5%

Royal Gold, Inc.	117,414	15,660,679

Hazardous Waste Disposal - 0.4%

Clean Harbors, Inc.†	91,111	6,701,214
Stericycle, Inc.†#	153,359	6,884,286

		13,585,500

Health Care Cost Containment - 0.2%

HealthEquity, Inc.†	124,501	7,390,379

Home Furnishings - 0.2%

Tempur Sealy International, Inc.†	82,387	6,353,685

Hotels/Motels - 0.5%

Wyndham Destinations, Inc.	167,766	7,438,744
Wyndham Hotels & Resorts, Inc.	174,354	8,958,309

		16,397,053

Housewares - 0.0%

Tupperware Brands Corp.	87,338	1,136,267

Human Resources - 0.7%

ASGN, Inc.†	94,619	5,910,849
Insperity, Inc.	67,276	6,664,360
ManpowerGroup, Inc.	107,201	8,762,610

		21,337,819

Industrial Automated/Robotic - 0.4%

Cognex Corp.	307,086	13,843,437

Instruments-Controls - 0.4%

Woodward, Inc.	100,184	10,804,844

Insurance Brokers - 0.5%

Brown & Brown, Inc.	419,505	15,475,539

Insurance-Life/Health - 0.7%

Brighthouse Financial, Inc.†	207,535	7,317,684
CNO Financial Group, Inc.	286,723	4,151,749
Primerica, Inc.	75,876	9,042,143

		20,511,576

Insurance-Multi-line - 1.2%

American Financial Group, Inc.	126,970	12,820,161
Genworth Financial, Inc., Class A†	901,953	3,995,652
Kemper Corp.	111,993	7,837,270
Old Republic International Corp.	510,321	11,921,098

		36,574,181

Insurance-Property/Casualty - 2.0%

Alleghany Corp.†	25,880	19,392,143
First American Financial Corp.	200,885	11,741,728
Hanover Insurance Group, Inc.	72,937	9,711,562
Mercury General Corp.	48,605	2,600,368
WR Berkley Corp.	259,242	18,470,992

		61,916,793

Insurance-Reinsurance - 1.0%

Reinsurance Group of America, Inc.	112,109	17,261,423
RenaissanceRe Holdings, Ltd.	79,134	14,287,643

		31,549,066

Internet Content-Information/News - 0.1%

Yelp, Inc.†	117,500	3,937,425

Investment Management/Advisor Services - 1.1%

Eaton Vance Corp.	204,413	8,814,288
Federated Investors, Inc., Class B	172,315	5,520,973
Janus Henderson Group PLC	293,766	5,613,868
Legg Mason, Inc.	155,190	5,709,440
Stifel Financial Corp.	126,811	6,774,244

		32,432,813

Lasers-System/Components - 0.2%

Coherent, Inc.†	43,351	6,284,161

Lighting Products & Systems - 0.8%

Acuity Brands, Inc.	71,514	8,968,571
Universal Display Corp.	76,140	15,644,486

		24,613,057

Machine Tools & Related Products - 0.6%

Colfax Corp.†#	170,640	4,641,408
Kennametal, Inc.	147,645	4,413,109
Lincoln Electric Holdings, Inc.	112,539	9,291,220

		18,345,737

Machinery-Construction & Mining - 0.4%

Oshkosh Corp.	125,291	8,804,199
Terex Corp.	112,281	2,787,937

		11,592,136

Machinery-Electrical - 0.2%

Regal Beloit Corp.	76,731	5,440,228

Machinery-Farming - 0.3%

AGCO Corp.	115,585	7,989,235

Machinery-General Industrial - 0.6%

Crane Co.	91,223	6,954,841
Nordson Corp.	92,657	12,597,646

		19,552,487

Machinery-Pumps - 0.7%

Curtiss-Wright Corp.	76,650	9,400,356
Graco, Inc.	298,405	13,598,316

		22,998,672

Medical Information Systems - 0.4%

Allscripts Healthcare Solutions, Inc.†	298,262	2,708,219
Medidata Solutions, Inc.†	111,573	10,217,855

		12,926,074

Medical Instruments - 1.3%

Bio-Techne Corp.	67,869	13,001,664
Cantel Medical Corp.	65,117	5,986,206
Integra LifeSciences Holdings Corp.†	127,137	7,630,763
LivaNova PLC†	86,593	6,722,215
NuVasive, Inc.†	92,981	5,906,153

		39,247,001

Medical Labs & Testing Services - 1.1%

Catalent, Inc.†	261,125	13,771,733
Charles River Laboratories International, Inc.†	87,369	11,462,813
MEDNAX, Inc.†	155,079	3,269,065
Syneos Health, Inc.†	109,700	5,762,541

		34,266,152

Medical Products - 2.0%

Avanos Medical, Inc.†	85,130	2,824,613
Globus Medical, Inc., Class A†	137,183	7,005,936
Haemonetics Corp.†	91,763	12,253,113
Hill-Rom Holdings, Inc.	119,659	12,884,881
ICU Medical, Inc.†	29,922	4,839,884
Inogen, Inc.†#	32,224	1,494,227
West Pharmaceutical Services, Inc.	131,685	19,154,900

		60,457,554

Medical-Biomedical/Gene - 1.1%

Bio-Rad Laboratories, Inc., Class A†	35,900	12,123,789
Exelixis, Inc.†	540,775	10,734,384
Ligand Pharmaceuticals, Inc.†#	35,120	3,192,759
United Therapeutics Corp.†	78,511	6,481,868

		32,532,800

Medical-Drugs - 0.4%

Mallinckrodt PLC†#	150,197	389,010
PRA Health Sciences, Inc.†	105,903	10,467,453
Prestige Consumer Healthcare, Inc.†#	92,823	2,959,197

		13,815,660

Medical-HMO - 0.5%

Molina Healthcare, Inc.†	112,215	14,619,370

Medical-Hospitals - 0.2%

Acadia Healthcare Co., Inc.†#	158,955	4,205,949
Tenet Healthcare Corp.†	149,701	3,241,027

		7,446,976

Medical-Outpatient/Home Medical - 0.6%

Amedisys, Inc.†	52,257	6,725,998
Chemed Corp.	28,565	12,266,668

		18,992,666

Metal Processors & Fabrication - 0.2%

Timken Co.	122,768	4,932,818

Metal Products-Distribution - 0.1%

Worthington Industries, Inc.	69,839	2,423,413

Miscellaneous Manufacturing - 0.4%

AptarGroup, Inc.	113,242	13,840,437

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	99,434	4,039,009

Multimedia - 0.6%

FactSet Research Systems, Inc.	68,527	18,645,511

Networking Products - 0.2%

LogMeIn, Inc.	89,284	5,967,743

Office Automation & Equipment - 0.6%

Zebra Technologies Corp., Class A†	96,728	19,832,142

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	105,395	4,456,101
HNI Corp.	77,665	2,422,371

		6,878,472

Oil & Gas Drilling - 0.2%

Transocean, Ltd.†#	909,731	4,139,276
Valaris PLC#	352,784	1,643,974

		5,783,250

Oil Companies-Exploration & Production - 0.9%

Callon Petroleum Co.†#	408,427	1,678,635
Chesapeake Energy Corp.†#	1,873,662	2,698,073
CNX Resources Corp.†	350,284	2,791,764
EQT Corp.	457,876	4,656,599
Matador Resources Co.†#	185,963	2,910,321
Oasis Petroleum, Inc.†	484,756	1,512,439
QEP Resources, Inc.	426,583	1,518,635
Range Resources Corp.#	373,553	1,329,849
Southwestern Energy Co.†#	969,769	1,532,235
WPX Energy, Inc.†	711,311	7,653,706

		28,282,256

Oil Companies-Integrated - 0.2%

Murphy Oil Corp.#	273,313	4,982,496

Oil Refining & Marketing - 0.3%

Murphy USA, Inc.†	53,614	4,793,092
PBF Energy, Inc., Class A	214,775	5,090,167

		9,883,259

Oil-Field Services - 0.5%

Apergy Corp.†	138,689	3,603,140
Core Laboratories NV	79,482	3,146,692
McDermott International, Inc.†#	325,538	1,536,539
NOW, Inc.†	194,829	2,316,517
Oceaneering International, Inc.†	177,282	2,297,575
Patterson-UTI Energy, Inc.	373,715	3,232,635

		16,133,098

Paper & Related Products - 0.1%

Domtar Corp.	113,079	3,725,953

Patient Monitoring Equipment - 0.4%

Masimo Corp.†	87,966	13,480,790

Physical Therapy/Rehabilitation Centers - 0.4%

Encompass Health Corp.	177,147	10,768,766

Pipelines - 0.2%

Equitrans Midstream Corp.#	365,595	4,931,877

Poultry - 0.2%

Sanderson Farms, Inc.#	34,937	5,227,274

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc.	97,682	12,810,018

Publishing-Books - 0.1%

John Wiley & Sons, Inc., Class A	80,743	3,593,064

Publishing-Newspapers - 0.4%

New York Times Co., Class A	254,594	7,434,145
TEGNA, Inc.	387,705	5,548,058

		12,982,203

Publishing-Periodicals - 0.1%

Meredith Corp.#	71,807	3,143,710

Quarrying - 0.1%

Compass Minerals International, Inc.#	60,717	3,019,456

Racetracks - 0.4%

Churchill Downs, Inc.	63,395	7,814,068
International Speedway Corp., Class A	42,751	1,924,650
Penn National Gaming, Inc.†	191,024	3,661,930

		13,400,648

Real Estate Investment Trusts - 10.3%

Alexander & Baldwin, Inc.	121,514	2,781,455
American Campus Communities, Inc.	245,974	11,432,872
Brixmor Property Group, Inc.	534,001	9,841,638
Camden Property Trust	173,253	18,754,637
CoreCivic, Inc.	213,373	3,616,672
CoreSite Realty Corp.	66,122	7,682,054
Corporate Office Properties Trust	200,558	5,794,121
Cousins Properties, Inc.	260,409	9,036,192
CyrusOne, Inc.	202,809	14,898,349
Douglas Emmett, Inc.	289,898	12,233,696
EastGroup Properties, Inc.	65,862	8,201,136
EPR Properties	135,291	10,586,521
First Industrial Realty Trust, Inc.	226,665	8,828,602
GEO Group, Inc.	217,203	3,727,204
Healthcare Realty Trust, Inc.	231,555	7,694,573
Highwoods Properties, Inc.	185,821	8,029,325
Hospitality Properties Trust	294,681	7,113,599
JBG SMITH Properties	216,270	8,274,490
Kilroy Realty Corp.	180,948	14,088,611
Lamar Advertising Co., Class A	153,340	11,753,511
Liberty Property Trust	265,717	13,849,170
Life Storage, Inc.	83,568	8,854,865
Mack-Cali Realty Corp.	161,888	3,297,659
Medical Properties Trust, Inc.	787,460	14,638,881
National Retail Properties, Inc.	291,525	16,369,129
Omega Healthcare Investors, Inc.	384,437	15,638,897
Pebblebrook Hotel Trust	234,100	6,313,677
PotlatchDeltic Corp.#	121,120	4,660,698
PS Business Parks, Inc.	35,868	6,442,252
Rayonier, Inc.	232,311	6,225,935
Sabra Health Care REIT, Inc.	339,616	7,342,498
Senior Housing Properties Trust	426,019	3,616,901
Spirit Realty Capital, Inc.	156,512	7,503,185
Tanger Factory Outlet Centers, Inc.#	168,635	2,384,499
Taubman Centers, Inc.	109,613	4,280,388
Uniti Group, Inc.#	330,015	2,438,811
Urban Edge Properties	215,771	3,778,150
Weingarten Realty Investors	214,400	5,679,456

		317,684,309

Real Estate Management/Services - 0.4%

Jones Lang LaSalle, Inc.	92,707	12,427,373

Recreational Vehicles - 0.5%

Brunswick Corp.	156,044	7,271,650
Polaris Industries, Inc.	102,874	8,437,726

		15,709,376

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	121,279	7,775,197
Avis Budget Group, Inc.†	114,271	2,830,492

		10,605,689

Resorts/Theme Parks - 0.5%

Marriott Vacations Worldwide Corp.	69,890	6,890,455
Six Flags Entertainment Corp.	128,344	7,594,115

		14,484,570

Retail-Apparel/Shoe - 0.5%

American Eagle Outfitters, Inc.	293,199	4,931,607
Foot Locker, Inc.	201,264	7,283,744
Urban Outfitters, Inc.†	122,889	2,876,832

		15,092,183

Retail-Arts & Crafts - 0.0%

Michaels Cos., Inc.†#	161,564	916,068

Retail-Automobile - 0.2%

AutoNation, Inc.†	102,314	4,855,822

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.#	236,707	2,288,957

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A	80,600	5,450,172

Retail-Convenience Store - 0.4%

Casey’s General Stores, Inc.	65,644	11,018,345

Retail-Discount - 0.2%

Ollie’s Bargain Outlet Holdings, Inc.†	93,287	5,172,764

Retail-Home Furnishings - 0.3%

Williams-Sonoma, Inc.#	141,226	9,292,671

Retail-Jewelry - 0.0%

Signet Jewelers, Ltd.	93,528	1,144,783

Retail-Misc./Diversified - 0.5%

Five Below, Inc.†	100,284	12,321,895
Sally Beauty Holdings, Inc.†#	216,085	2,642,720

		14,964,615

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.	120,516	4,627,814

Retail-Regional Department Stores - 0.1%

Dillard’s, Inc., Class A#	31,930	1,868,544

Retail-Restaurants - 2.0%

Brinker International, Inc.#	67,201	2,553,638
Cheesecake Factory, Inc.#	74,535	2,831,585
Cracker Barrel Old Country Store, Inc.#	43,088	7,126,755
Domino’s Pizza, Inc.	73,660	16,709,034
Dunkin’ Brands Group, Inc.	148,102	12,209,529
Jack in the Box, Inc.	46,258	3,946,733
Papa John’s International, Inc.#	40,434	2,011,996
Texas Roadhouse, Inc.	119,714	6,160,482
Wendy’s Co.	326,603	7,185,266

		60,735,018

Retail-Sporting Goods - 0.1%

Dick’s Sporting Goods, Inc.	121,023	4,119,623

Rubber-Tires - 0.2%

Goodyear Tire & Rubber Co.	416,595	4,778,345

Savings & Loans/Thrifts - 0.7%

New York Community Bancorp, Inc.#	837,503	9,664,785
Sterling Bancorp	375,539	7,161,529
Washington Federal, Inc.	144,154	5,131,882

		21,958,196

Schools - 0.3%

Adtalem Global Education, Inc.†	101,397	4,331,680
Graham Holdings Co., Class B	7,797	5,489,556

		9,821,236

Security Services - 0.2%

Brink’s Co.	89,367	6,724,867

Semiconductor Components-Integrated Circuits - 0.7%

Cirrus Logic, Inc.†	104,147	5,586,445
Cypress Semiconductor Corp.	655,764	15,089,130

		20,675,575

Semiconductor Equipment - 0.8%

MKS Instruments, Inc.	97,409	7,626,150
Teradyne, Inc.	307,145	16,269,471

		23,895,621

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	39,168	5,307,264

Steel-Producers - 1.1%

Carpenter Technology Corp.	84,917	4,130,363
Commercial Metals Co.	211,318	3,311,353
Reliance Steel & Aluminum Co.	120,487	11,714,951
Steel Dynamics, Inc.	398,269	10,753,263
United States Steel Corp.#	308,931	3,419,866

		33,329,796

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.†#	225,858	4,476,506

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†	256,478	10,497,645

Telecommunication Equipment - 0.1%

Plantronics, Inc.	58,781	1,826,326

Telephone-Integrated - 0.1%

Telephone & Data Systems, Inc.	168,384	4,243,277

Television - 0.3%

AMC Networks, Inc., Class A†#	81,225	3,939,413
World Wrestling Entertainment, Inc., Class A#	78,240	5,588,683

		9,528,096

Theaters - 0.8%

Cinemark Holdings, Inc.	190,964	7,287,186
Live Nation Entertainment, Inc.†	250,302	17,398,492

		24,685,678

Tools-Hand Held - 0.2%

MSA Safety, Inc.	63,092	6,664,408

Toys - 0.2%

Mattel, Inc.†#	619,011	6,066,308

Transactional Software - 0.2%

ACI Worldwide, Inc.†	198,132	5,900,371

Transport-Equipment & Leasing - 0.2%

GATX Corp.#	64,871	4,814,726

Transport-Marine - 0.2%

Kirby Corp.†	96,610	7,109,530

Transport-Rail - 0.4%

Genesee & Wyoming, Inc., Class A†	101,280	11,229,926

Transport-Services - 0.2%

Ryder System, Inc.	95,515	4,600,958

Transport-Truck - 1.6%

Knight-Swift Transportation Holdings, Inc.#	223,369	7,625,817
Landstar System, Inc.	71,971	8,026,206
Old Dominion Freight Line, Inc.	116,047	19,003,857
Werner Enterprises, Inc.	77,650	2,537,602
XPO Logistics, Inc.†#	164,786	11,676,736

		48,870,218

Water - 0.6%

Aqua America, Inc.	386,610	17,122,957

Wire & Cable Products - 0.1%

Belden, Inc.	69,233	3,157,717

Wireless Equipment - 0.4%

InterDigital, Inc.	56,850	2,795,314
ViaSat, Inc.†	102,078	8,097,848

		10,893,162

Total Long-Term Investment Securities
(cost $2,350,259,900)		2,955,792,553

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Registered Investment Companies - 1.3%

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(1)(2)	39,667,684	39,667,684

U.S. Government Treasuries - 0.2%

United States Treasury Bills
Disc. Notes
1.95% due 10/01/2019(3)	$3,500,000	3,494,406
2.07% due 09/10/2019(3)	500,000	499,804
2.08% due 09/05/2019(3)	700,000	699,931
2.48% due 09/05/2019(3)	2,000,000	1,999,802

		6,693,943

Total Short-Term Investment Securities
(cost $46,361,032)		46,361,627

REPURCHASE AGREEMENTS - 3.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount of $122,228,704 collateralized by $110,810,000 of United States Treasury Inflation Index Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $124,668,009 (cost $122,223,000)	122,223,000	122,223,000

TOTAL INVESTMENTS
(cost $2,518,843,932)	101.2%	3,124,377,180
Liabilities in excess of other assets	(1.2)	(38,359,997)

NET ASSETS	100.0%	$3,086,017,183

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At August 31, 2019, the Fund had loaned securities with a total value of $210,641,415. This was secured by collateral of $39,667,684, which was received in cash and subsequently invested in short-term investments currently valued at $39,667,684 as reported in the Portfolio of Investments. Additional collateral of $176,031,774 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
Federal National Mtg. Assoc.	3.50%	12/01/2047	$4,529,421
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	22,737,272
United States Treasury Notes/Bonds	0.00% to 8.75%	09/30/2019 to 02/15/2049	148,765,081

(2)	The rate shown is the 7-day yield as of August 31, 2019.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
699	Long	S&P Mid Cap 400 E-Mini Index	September 2019	$133,383,408	$131,509,860	$(1,873,548)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$2,955,792,553	$—	$—	$2,955,792,553
Short-Term Investment Securities:
Registered Investment Companies	39,667,684	—	—	39,667,684
U.S. Government Treasuries	—	6,693,943	—	6,693,943
Repurchase Agreements	—	122,223,000	—	122,223,000

Total Investments at Value	$2,995,460,237	$128,916,943	$—	$3,124,377,180

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$1,873,548	$—	$—	$1,873,548

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.7%
Advertising Agencies - 0.4%

Omnicom Group, Inc.	18,846	$1,433,427

Advertising Services - 0.4%

Trade Desk, Inc., Class A†#	5,261	1,292,996

Aerospace/Defense - 1.3%

Teledyne Technologies, Inc.†	13,354	4,120,911

Aerospace/Defense-Equipment - 2.3%

HEICO Corp., Class A	16,895	1,864,532
L3Harris Technologies, Inc.	26,158	5,530,063

		7,394,595

Airlines - 0.3%

Ryanair Holdings PLC ADR†	19,348	1,108,640

Apparel Manufacturers - 1.5%

Gildan Activewear, Inc.	87,484	3,208,913
VF Corp.	18,495	1,515,665

		4,724,578

Applications Software - 0.3%

Intuit, Inc.	3,640	1,049,630

Auction Houses/Art Dealers - 0.7%

Ritchie Bros. Auctioneers, Inc.	54,653	2,161,526

Audio/Video Products - 0.6%

Dolby Laboratories, Inc., Class A	30,476	1,876,103

Auto/Truck Parts & Equipment-Original - 0.2%

Visteon Corp.†#	11,494	792,741

Banks-Commercial - 0.3%

SVB Financial Group†	4,307	838,228

Beverages-Wine/Spirits - 0.3%

MGP Ingredients, Inc.#	19,055	917,879

Broadcast Services/Program - 0.3%

Liberty Media Corp.-Liberty Formula One, Series C†	26,352	1,099,932

Building & Construction-Misc. - 0.4%

Frontdoor, Inc.†	26,393	1,355,017

Building-Maintenance & Services - 0.9%

ServiceMaster Global Holdings, Inc.†	52,786	3,010,913

Chemicals-Diversified - 0.7%

FMC Corp.	24,564	2,120,610

Commercial Services - 1.5%

CoStar Group, Inc.†	4,964	3,052,215
Edenred	33,361	1,624,277

		4,676,492

Commercial Services-Finance - 5.3%

Equifax, Inc.	16,194	2,370,478
Euronet Worldwide, Inc.†	6,842	1,047,784
Global Payments, Inc.	27,990	4,645,780
IHS Markit, Ltd.†	23,675	1,553,317
WEX, Inc.†	35,649	7,292,003

		16,909,362

Computer Services - 2.0%

Amdocs, Ltd.	47,122	3,050,679
EPAM Systems, Inc.†	17,125	3,276,526

		6,327,205

Computer Software - 2.3%

Splunk, Inc.†	21,163	2,366,447
SS&C Technologies Holdings, Inc.	68,496	3,192,599
Twilio, Inc., Class A†#	14,135	1,844,193

		7,403,239

Consulting Services - 3.2%

Booz Allen Hamilton Holding Corp.	28,555	2,156,188
Gartner, Inc.†	8,150	1,089,411
Verisk Analytics, Inc.	42,849	6,921,827

		10,167,426

Containers-Metal/Glass - 0.9%

Crown Holdings, Inc.†	41,395	2,725,447

Containers-Paper/Plastic - 0.7%

Sealed Air Corp.	58,210	2,317,922

Cruise Lines - 1.0%

Norwegian Cruise Line Holdings, Ltd.†	34,614	1,756,660
Royal Caribbean Cruises, Ltd.	14,763	1,539,486

		3,296,146

Data Processing/Management - 3.0%

Broadridge Financial Solutions, Inc.	24,670	3,193,285
Fidelity National Information Services, Inc.	46,464	6,329,326

		9,522,611

Decision Support Software - 0.4%

MSCI, Inc.	5,332	1,251,047

Diagnostic Kits - 1.0%

IDEXX Laboratories, Inc.†	10,795	3,127,743

Disposable Medical Products - 1.6%

STERIS PLC	22,114	3,414,402
Teleflex, Inc.	4,872	1,773,018

		5,187,420

Distribution/Wholesale - 0.3%

Ferguson PLC	14,883	1,094,546

Diversified Manufacturing Operations - 0.7%

Carlisle Cos., Inc.	15,613	2,263,260

Drug Delivery Systems - 1.3%

DexCom, Inc.†	24,336	4,176,301

E-Commerce/Products - 0.8%

Etsy, Inc.†	32,015	1,690,072
Wayfair, Inc., Class A†#	6,644	749,044

		2,439,116

Electric Products-Misc. - 0.8%

AMETEK, Inc.	28,808	2,475,471

Electronic Components-Misc. - 1.8%

Flex, Ltd.†	157,018	1,512,083
Sensata Technologies Holding PLC†	90,606	4,129,822

		5,641,905

Electronic Components-Semiconductors - 4.8%

Advanced Micro Devices, Inc.†#	76,755	2,413,945
Cree, Inc.†	19,660	844,004
Microchip Technology, Inc.#	47,249	4,079,006
Monolithic Power Systems, Inc.	9,637	1,450,946
ON Semiconductor Corp.†	149,039	2,652,894
Xilinx, Inc.	37,679	3,920,877

		15,361,672

Electronic Connectors - 1.6%

TE Connectivity, Ltd.	55,744	5,084,968

Electronic Measurement Instruments - 2.2%

Agilent Technologies, Inc.	19,749	1,404,351
Keysight Technologies, Inc.†	21,445	2,077,163
National Instruments Corp.	60,076	2,523,192
Trimble, Inc.†	31,172	1,169,574

		7,174,280

Enterprise Software/Service - 4.2%

Atlassian Corp. PLC, Class A†	16,122	2,168,570
Black Knight, Inc.†	25,240	1,571,190
Ceridian HCM Holding, Inc.†#	27,770	1,604,273
Constellation Software, Inc.	5,181	5,046,008
Workday, Inc., Class A†	16,314	2,892,146

		13,282,187

Entertainment Software - 1.9%

Take-Two Interactive Software, Inc.†	29,985	3,957,121
Zynga, Inc., Class A†	365,402	2,086,445

		6,043,566

Finance-Consumer Loans - 0.3%

Synchrony Financial	33,729	1,081,014

Finance-Investment Banker/Broker - 1.6%

E*TRADE Financial Corp.	34,101	1,423,376
TD Ameritrade Holding Corp.	86,578	3,844,929

		5,268,305

Finance-Other Services - 0.4%

Cboe Global Markets, Inc.	11,902	1,418,242

Food-Catering - 0.6%

Aramark	45,984	1,878,906

Food-Misc./Diversified - 0.6%

Lamb Weston Holdings, Inc.	28,685	2,019,137

Hazardous Waste Disposal - 0.7%

Clean Harbors, Inc.†	29,170	2,145,454

Instruments-Scientific - 1.7%

PerkinElmer, Inc.	39,278	3,248,291
Waters Corp.†	11,045	2,340,325

		5,588,616

Insurance Brokers - 2.0%

Aon PLC	20,125	3,921,356
Arthur J. Gallagher & Co.	26,250	2,381,138

		6,302,494

Insurance-Property/Casualty - 2.6%

Intact Financial Corp.	32,362	3,162,794
James River Group Holdings, Ltd.	38,330	1,888,902
WR Berkley Corp.	46,051	3,281,134

		8,332,830

Investment Management/Advisor Services - 1.1%

LPL Financial Holdings, Inc.	49,092	3,679,445

Machinery-General Industrial - 1.1%

Middleby Corp.†	11,741	1,287,518
Wabtec Corp.#	32,617	2,257,423

		3,544,941

Medical Instruments - 2.0%

Boston Scientific Corp.†	101,097	4,319,875
Edwards Lifesciences Corp.†	9,922	2,201,096

		6,520,971

Medical Labs & Testing Services - 2.3%

Catalent, Inc.†	83,326	4,394,613
IQVIA Holdings, Inc.†	19,021	2,951,108

		7,345,721

Medical Products - 3.0%

Cooper Cos., Inc.	18,276	5,660,991
Haemonetics Corp.†	14,895	1,988,929
ICU Medical, Inc.†	6,402	1,035,524
Varian Medical Systems, Inc.†	8,925	945,425

		9,630,869

Medical-Biomedical/Gene - 1.5%

Celgene Corp.†	16,783	1,624,594
Exact Sciences Corp.†#	10,495	1,251,214
Sage Therapeutics, Inc.†#	10,952	1,880,130

		4,755,938

Medical-Drugs - 0.4%

PRA Health Sciences, Inc.†	12,451	1,230,657

Metal Processors & Fabrication - 0.6%

Rexnord Corp.†	68,378	1,790,136

Non-Hazardous Waste Disposal - 0.8%

Waste Connections, Inc.	26,771	2,460,255

Poultry - 0.4%

Sanderson Farms, Inc.	8,350	1,249,327

Printing-Commercial - 0.8%

Cimpress NV†#	21,899	2,511,596

Real Estate Investment Trusts - 2.4%

Crown Castle International Corp.	28,816	4,183,219
Lamar Advertising Co., Class A	46,752	3,583,541

		7,766,760

Real Estate Management/Services - 0.5%

CBRE Group, Inc., Class A†	28,851	1,508,042

Rental Auto/Equipment - 0.5%

United Rentals, Inc.†	14,501	1,632,233

Retail-Apparel/Shoe - 0.9%

Lululemon Athletica, Inc.†	14,855	2,743,273

Retail-Automobile - 0.4%

CarMax, Inc.†#	14,795	1,232,128

Retail-Discount - 0.7%

Dollar Tree, Inc.†	23,238	2,359,354

Retail-Floor Coverings - 0.6%

Floor & Decor Holdings, Inc., Class A†#	39,076	1,923,321

Retail-Home Furnishings - 0.3%

Williams-Sonoma, Inc.#	16,084	1,058,327

Retail-Perfume & Cosmetics - 0.4%

Ulta Beauty, Inc.†	5,408	1,285,644

Retail-Pet Food & Supplies - 0.6%

Freshpet, Inc.†	41,325	2,028,231

Retail-Restaurants - 1.6%

Chipotle Mexican Grill, Inc.†	2,890	2,423,034

Dunkin’ Brands Group, Inc.	34,660	2,857,370

		5,280,404

Semiconductor Equipment - 2.3%

Entegris, Inc.	28,015	1,199,883
KLA Corp.	24,971	3,693,211
Lam Research Corp.	11,567	2,434,969

		7,328,063

Telecommunication Equipment - 2.2%

NICE, Ltd., ADR†#	45,622	6,991,572

Therapeutics - 0.8%

Neurocrine Biosciences, Inc.†	18,715	1,860,645
Sarepta Therapeutics, Inc.†#	6,059	546,219

		2,406,864

Transport-Rail - 0.5%

Kansas City Southern	11,555	1,453,619

Transport-Truck - 1.1%

Old Dominion Freight Line, Inc.	10,624	1,739,786
XPO Logistics, Inc.†#	25,853	1,831,944

		3,571,730

Veterinary Diagnostics - 0.5%

Elanco Animal Health, Inc.†	58,466	1,521,285

Web Hosting/Design - 1.3%

GoDaddy, Inc., Class A†	44,908	2,844,473
Wix.com, Ltd.†	8,778	1,231,114

		4,075,587

Wire & Cable Products - 0.4%

Belden, Inc.	26,709	1,218,197

Total Common Stocks
(cost $215,855,761)		309,386,546

CONVERTIBLE PREFERRED SECURITIES - 1.2%
E-Commerce/Services - 1.2%

Airbnb, Inc., Series D†(1)(2) (cost $1,197,696)	29,418	3,803,159

Total Long-Term Investment Securities
(cost $217,053,457)		313,189,705

SHORT-TERM INVESTMENT SECURITIES - 3.0%
Commercial Paper - 2.2%

Credit Agricole Corporate and Investment Bank 2.08% due 09/03/19	$7,000,000	6,998,363

Registered Investment Companies - 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(3)(4)	2,704,970	2,704,970

Total Short-Term Investment Securities
(cost $9,704,161)		9,703,333

TOTAL INVESTMENTS
(cost $226,757,618)	100.9%	322,893,038
Liabilities in excess of other assets	(0.9)	(2,873,742)

NET ASSETS	100.0%	$320,019,296

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Airbnb, Inc., Series D	4/16/2014	29,418	1,197,696	$3,803,159	129.28	1.19%

(3)	The rate shown is the 7-day yield as of August 31, 2019.
(4)

At August 31, 2019, the Fund had loaned securities with a total value of $25,071,770 This was secured by collateral of $2,704,970, which was received in cash and subsequently invested in short-term investments currently valued at $2,704,970 as reported in the Portfolio of Investments. Additional collateral of $22,886,755 was received in the form of fixed income pooled securities which the Fund cannot sell or repledge and accordingly, are not reflected in the Funds assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	987,944
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	21,898,811

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$309,386,546	$—	$—	$309,386,546
Convertible Prefered Securities	—	—	3,803,159	3,803,159
Short-Term Investment Securities:
Commercial Paper	—	6,998,363	—	6,998,363
Registered Investment Companies	2,704,970	—	—	2,704,970

Total Investments at Value	$312,091,516	$6,998,363	$3,803,159	$322,893,038

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Convertible Preferred Securities
Balance as of 05/31/2019	$3,600,175
Accrued discounts	—
Accrued premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	202,984
Change in unrealized depreciation(1)
Net Purchases	—
Net Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 08/31/2019	$3,803,159

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2019 includes:

Convertible Preferred Securities
$202,984

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2019.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 08/31/19	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Convertible Preferred Securities	$3,803,159	Market Approach	Last Twelve Months Revenue Multiple*	10.05x
			2021 Estimated Revenue Multiple*	4.90x-6.90x (5.90x)
			2021 Estimated Gross Profit Multiple*	5.50x
			2022 Estimated Revenue Multiple*	4.30x
			2022 Estimated Gross Profit Multiple*	4.90x
			2023 Estimated Revenue Multiple*	3.90x
			2023 Estimated Gross Profit Multiple*	4.40x
			Discount for Lack of Marketability	10%-15% (11.7%)

1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.1%
Airlines - 0.4%

American Airlines Group, Inc.	27,071	$712,238
United Airlines Holdings, Inc.†	16,013	1,350,056

		2,062,294

Applications Software - 12.0%

Intuit, Inc.	15,777	4,549,456
Microsoft Corp.	420,197	57,928,358

		62,477,814

Auto-Cars/Light Trucks - 0.5%

Tesla, Inc.†#	10,788	2,433,881

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	21,083	1,382,201

Beverages-Non-alcoholic - 2.6%

Monster Beverage Corp.†	33,080	1,940,804
PepsiCo, Inc.	85,310	11,664,436

		13,605,240

Broadcast Services/Program - 0.2%

Fox Corp., Class A	20,999	696,537
Fox Corp., Class B	15,976	524,013

		1,220,550

Cable/Satellite TV - 4.0%

Charter Communications, Inc., Class A†	13,596	5,568,786
Comcast Corp., Class A	275,639	12,199,782
Liberty Global PLC, Class A†	12,489	333,706
Liberty Global PLC, Class C†	31,702	828,056
Sirius XM Holdings, Inc.#	280,382	1,729,957

		20,660,287

Casino Hotels - 0.1%

Wynn Resorts, Ltd.	6,552	721,703

Cellular Telecom - 0.8%

T-Mobile US, Inc.†	51,990	4,057,819

Commercial Services - 0.3%

Cintas Corp.	6,364	1,678,823

Commercial Services-Finance - 2.4%

Automatic Data Processing, Inc.	26,486	4,498,382
PayPal Holdings, Inc.†	71,502	7,797,293

		12,295,675

Computer Aided Design - 0.8%

Autodesk, Inc.†	13,399	1,913,645
Cadence Design Systems, Inc.†	17,102	1,171,145
Synopsys, Inc.†	9,122	1,293,591

		4,378,381

Computer Data Security - 0.2%

Check Point Software Technologies, Ltd.†	9,265	997,840

Computer Services - 0.4%

Cognizant Technology Solutions Corp., Class A	34,644	2,126,795

Computer Software - 0.1%

Citrix Systems, Inc.	8,012	744,956

Computers - 10.1%

Apple, Inc.	252,311	52,667,398

Computers-Memory Devices - 0.3%

NetApp, Inc.	15,030	722,342
Western Digital Corp.	17,831	1,021,181

		1,743,523

Consulting Services - 0.3%

Verisk Analytics, Inc.	9,960	1,608,938

Data Processing/Management - 1.2%

Fiserv, Inc.†	41,362	4,423,252
Paychex, Inc.	21,871	1,786,861

		6,210,113

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	4,869	891,563

Diagnostic Kits - 0.3%

IDEXX Laboratories, Inc.†	5,234	1,516,499

Distribution/Wholesale - 0.2%

Fastenal Co.	34,848	1,067,046

E-Commerce/Products - 10.0%

Amazon.com, Inc.†	27,002	47,963,383
eBay, Inc.	53,038	2,136,901
JD.com, Inc. ADR†	56,306	1,717,333

		51,817,617

E-Commerce/Services - 1.7%

Booking Holdings, Inc.†	2,635	5,181,490
Ctrip.com International, Ltd. ADR†	29,636	959,614
Expedia Group, Inc.	8,277	1,076,838
MercadoLibre, Inc.†	3,001	1,784,394

		9,002,336

Electric-Integrated - 0.4%

Xcel Energy, Inc.	31,321	2,011,435

Electronic Components-Semiconductors - 8.0%

Advanced Micro Devices, Inc.†#	65,822	2,070,102
Broadcom, Inc.	24,090	6,808,798
Intel Corp.	272,453	12,916,997
Microchip Technology, Inc.#	14,479	1,249,972
Micron Technology, Inc.†	67,349	3,048,889
NVIDIA Corp.	37,061	6,208,088
Skyworks Solutions, Inc.	10,509	791,012
Texas Instruments, Inc.	57,096	7,065,630
Xilinx, Inc.	15,453	1,608,039

		41,767,527

Electronic Forms - 1.6%

Adobe, Inc.†	29,695	8,448,524

Enterprise Software/Service - 0.3%

Workday, Inc., Class A†	9,859	1,747,804

Entertainment Software - 1.2%

Activision Blizzard, Inc.	46,616	2,358,770
Electronic Arts, Inc.†	18,090	1,694,671
NetEase, Inc. ADR	4,440	1,132,200
Take-Two Interactive Software, Inc.†	6,849	903,862

		6,089,503

Food-Misc./Diversified - 1.3%

Kraft Heinz Co.	74,210	1,893,839
Mondelez International, Inc., Class A	87,659	4,840,530

		6,734,369

Hotels/Motels - 0.5%

Marriott International, Inc., Class A	20,264	2,554,480

Insurance Brokers - 0.3%

Willis Towers Watson PLC	7,865	1,557,034

Internet Content-Entertainment - 6.3%

Facebook, Inc., Class A†	132,990	24,692,253
Netflix, Inc.†	26,608	7,816,100

		32,508,353

Internet Security - 0.2%

Symantec Corp.	37,621	874,688

Medical Information Systems - 0.3%

Cerner Corp.	19,804	1,364,694

Medical Instruments - 0.7%

Intuitive Surgical, Inc.†	7,026	3,592,675

Medical Products - 0.1%

Henry Schein, Inc.†	9,072	559,017

Medical-Biomedical/Gene - 5.7%

Alexion Pharmaceuticals, Inc.†	13,646	1,374,971
Amgen, Inc.	37,118	7,743,557
Biogen, Inc.†	11,800	2,593,050
BioMarin Pharmaceutical, Inc.†	10,898	818,004
Celgene Corp.†	42,919	4,154,559
Gilead Sciences, Inc.	77,382	4,916,852
Illumina, Inc.†	8,946	2,516,868
Incyte Corp.†	13,050	1,067,751
Regeneron Pharmaceuticals, Inc.†	6,556	1,901,568
Vertex Pharmaceuticals, Inc.†	15,587	2,805,972

		29,893,152

Medical-Generic Drugs - 0.1%

Mylan NV†	31,369	610,754

Networking Products - 2.3%

Cisco Systems, Inc.	260,509	12,194,426

Retail-Apparel/Shoe - 0.7%

Lululemon Athletica, Inc.†	7,479	1,381,147
Ross Stores, Inc.	22,361	2,370,490

		3,751,637

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†	4,764	1,828,233

Retail-Discount - 1.8%

Costco Wholesale Corp.	26,769	7,890,430
Dollar Tree, Inc.†	14,458	1,467,921

		9,358,351

Retail-Drug Store - 0.6%

Walgreens Boots Alliance, Inc.	55,641	2,848,263

Retail-Perfume & Cosmetics - 0.2%

Ulta Beauty, Inc.†	3,558	845,843

Retail-Restaurants - 1.4%

Starbucks Corp.	73,709	7,117,341

Semiconductor Components-Integrated Circuits - 2.1%

Analog Devices, Inc.	22,502	2,471,395
Maxim Integrated Products, Inc.	16,579	904,219
NXP Semiconductors NV	20,004	2,043,208
QUALCOMM, Inc.	73,983	5,753,658

		11,172,480

Semiconductor Equipment - 1.4%

Applied Materials, Inc.	56,968	2,735,603
ASML Holding NV	4,454	991,505
KLA Corp.	9,836	1,454,745
Lam Research Corp.	9,124	1,920,693

		7,102,546

Toys - 0.2%

Hasbro, Inc.	7,659	846,090

Transport-Rail - 0.6%

CSX Corp.	49,243	3,300,266

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc.	6,617	714,901

Web Hosting/Design - 0.3%

VeriSign, Inc.†	7,253	1,478,524

Web Portals/ISP - 8.6%

Alphabet, Inc., Class A†	16,878	20,093,766
Alphabet, Inc., Class C†	19,243	22,862,608
Baidu, Inc. ADR†	16,958	1,771,602

		44,727,976

Total Long-Term Investment Securities
(cost $199,115,265)		504,970,178

SHORT-TERM INVESTMENT SECURITIES - 0.8%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 2.12% (1)(2)	2,465,388	2,465,388

U.S. Government Treasuries - 0.3%

United States Treasury Bills
2.08% due 09/26/2019(3)	$1,200,000	1,198,519
2.14% due 10/03/2019(3)	600,000	599,001

		1,797,520

Total Short-Term Investment Securities
(cost $4,262,531)		4,262,908

REPURCHASE AGREEMENTS - 2.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount $13,503,630 collateralized by $12,245,000 of United States Treasury Inflation Indexed Notes, bearing interest at 1.25% due 01/15/2022 and having an approximate value of $13,776,372 (cost $13,503,000)	13,503,000	13,503,000

TOTAL INVESTMENTS
(cost $216,880,796)	100.5%	522,736,086
Liabilities in excess of other assets	(0.5)	(2,430,631)

NET ASSETS	100.0%	$520,305,455

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The rate shown is the 7-day yield as of August 31, 2019.
(2)

At August 31, 2019, the Fund had loaned securities with a total value of $7,483,912. This was secured by collateral of $2,465,388, which was received in cash and subsequently invested in short-term investments currently valued at $2,465,388 as reported in the Portfolio of Investments. Additional collateral of $5,164,030 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/24/2019 to 01/09/2020	$18,302
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	5,145,728

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR - American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation / (Depreciation)
102	Long	NASDAQ 100 E-Mini Index	September 2019	$15,310,884	$15,689,130	$378,246

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$504,970,178	$—	$—	$504,970,178
Short-Term Investment Securities:
Registered Investment Companies	2,465,388	—	—	2,465,388
U.S. Government Treasuries	—	1,797,520	—	1,797,520
Repurchase Agreements	—	13,503,000	—	13,503,000

Total Investments at Value	$507,435,566	$15,300,520	$—	$522,736,086

Other Financial Instruments:†

Futures Contracts	$378,246	$—	$—	$378,246

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.5%
Advertising Services - 0.0%

Trade Desk, Inc., Class A†#	2,675	$657,435

Aerospace/Defense-Equipment - 0.4%

L3Harris Technologies, Inc.	30,100	6,363,441

Applications Software - 10.1%

Intuit, Inc.	11,980	3,454,552
Microsoft Corp.	608,186	83,844,522
RealPage, Inc.†	18,830	1,198,906
salesforce.com, Inc.†	254,412	39,706,081
ServiceNow, Inc.†	69,976	18,322,516

		146,526,577

Auto-Cars/Light Trucks - 0.7%

Tesla, Inc.†#	47,169	10,641,798

Chemicals-Diversified - 0.1%

DuPont de Nemours, Inc.	26,243	1,782,687

Commercial Services-Finance - 6.4%

Equifax, Inc.	44,038	6,446,283
FleetCor Technologies, Inc.†	45,342	13,530,053
Global Payments, Inc.	130,182	21,607,608
PayPal Holdings, Inc.†	192,441	20,985,691
Square, Inc., Class A†	9,275	573,566
Total System Services, Inc.	101,487	13,621,585
TransUnion	77,748	6,503,620
WEX, Inc.†	51,353	10,504,256

		93,772,662

Computer Aided Design - 0.4%

Autodesk, Inc.†	2,395	342,054
Synopsys, Inc.†	41,633	5,903,976

		6,246,030

Computer Data Security - 1.2%

Carbon Black, Inc.†	9,310	242,991
Crowdstrike Holdings, Inc., Class A†#	26,705	2,170,582
CyberArk Software, Ltd.†	8,490	953,767
Fortinet, Inc.†	45,047	3,566,822
Rapid7, Inc.†	38,345	2,058,743
Zscaler, Inc.†#	123,360	8,479,766

		17,472,671

Computer Services - 1.1%

Capgemini SE	9,950	1,193,615
DXC Technology Co.	23,595	783,826
Elastic NV†#	63,865	5,613,095
Genpact, Ltd.	218,117	8,934,072

		16,524,608

Computer Software - 4.2%

Akamai Technologies, Inc.†	118,795	10,588,198
Dynatrace, Inc.†	11,400	261,972
MongoDB, Inc.†#	116,760	17,783,716
Splunk, Inc.†	50,753	5,675,201
Twilio, Inc., Class A†#	206,245	26,908,785

		61,217,872

Computers - 1.1%

Apple, Inc.	79,544	16,604,015

Computers-Memory Devices - 1.5%

NetApp, Inc.	64,570	3,103,234
Pure Storage, Inc., Class A†#	723,439	11,777,587
Western Digital Corp.	131,976	7,558,266

		22,439,087

Computers-Other - 0.3%

Lumentum Holdings, Inc.†#	90,944	5,071,037

Consulting Services - 0.1%

Verisk Analytics, Inc.	11,725	1,894,056

Data Processing/Management - 0.7%

Fidelity National Information Services, Inc.	38,975	5,309,174
Fiserv, Inc.†	44,755	4,786,100

		10,095,274

E-Commerce/Products - 5.0%

Alibaba Group Holding, Ltd. ADR†	156,762	27,438,053
Amazon.com, Inc.†	25,243	44,838,888

		72,276,941

E-Commerce/Services - 4.9%

58.com, Inc. ADR†	219,621	11,813,414
Booking Holdings, Inc.†	11,417	22,450,503
Ctrip.com International, Ltd. ADR†	728,798	23,598,479
Expedia Group, Inc.	43,624	5,675,482
GrubHub, Inc.†#	9,850	584,499
Lyft, Inc., Class A†	9,690	474,519
Match Group, Inc.	34,020	2,884,896
MercadoLibre, Inc.†	3,957	2,352,832
Uber Technologies, Inc.(1)	36,257	1,139,888
Uber Technologies, Inc.†#	27,460	894,372

		71,868,884

E-Services/Consulting - 0.1%

CDW Corp.	7,570	874,335

Educational Software - 0.1%

GSX Techedu, Inc. ADR†#	133,602	1,913,181

Electronic Components-Misc. - 0.6%

Flex, Ltd.†	870,905	8,386,815

Electronic Components-Semiconductors - 10.7%

Advanced Micro Devices, Inc.†#	914,503	28,761,119
Broadcom, Inc.	18,805	5,315,045
Cree, Inc.†#	132,665	5,695,309
Infineon Technologies AG	35,190	609,063
Lattice Semiconductor Corp.†	286,876	5,648,588
Marvell Technology Group, Ltd.	786,744	18,858,254
Microchip Technology, Inc.#	69,550	6,004,252
Micron Technology, Inc.†	788,756	35,706,984
NVIDIA Corp.	99,284	16,631,063
ON Semiconductor Corp.†	225,155	4,007,759
Samsung Electronics Co., Ltd.	612,239	22,240,261
Texas Instruments, Inc.	30,135	3,729,206
Xilinx, Inc.	22,320	2,322,619

		155,529,522

Electronic Forms - 0.6%

Adobe, Inc.†	28,996	8,249,652

Enterprise Software/Service - 5.7%

Alteryx, Inc., Class A†#	77,335	11,016,371
Atlassian Corp. PLC, Class A†	33,000	4,438,830
AVEVA Group PLC	44,320	1,995,356
Guidewire Software, Inc.†	71,957	6,920,824
New Relic, Inc.†	10,330	592,322

Paycom Software, Inc.†	97,390	24,359,187
SVMK, Inc.†	212,070	3,550,052
Veeva Systems, Inc., Class A†	58,850	9,438,363
Workday, Inc., Class A†	113,674	20,152,127

		82,463,432

Entertainment Software - 2.0%

Activision Blizzard, Inc.	38,225	1,934,185
Electronic Arts, Inc.†	103,314	9,678,456
Nexon Co., Ltd.†	293,200	3,943,924
Take-Two Interactive Software, Inc.†	86,594	11,427,810
Zynga, Inc., Class A†	381,295	2,177,194

		29,161,569

Finance-Credit Card - 4.2%

Mastercard, Inc., Class A	82,155	23,115,952
Visa, Inc., Class A	209,031	37,796,986

		60,912,938

Industrial Automated/Robotic - 0.0%

Cognex Corp.	1,855	83,623

Internet Application Software - 1.7%

Okta, Inc.†	179,260	22,676,390
Zendesk, Inc.†	23,485	1,883,497

		24,559,887

Internet Content-Entertainment - 7.9%

Facebook, Inc., Class A†	473,781	87,966,918
Netflix, Inc.†	29,067	8,538,431
Pinterest, Inc., Class B(1)	68,550	2,327,376
Roku, Inc.†	33,580	5,082,669
Snap, Inc., Class A†#	705,635	11,170,202

		115,085,596

Internet Content-Information/News - 1.2%

Naspers, Ltd., Class N	46,962	10,692,863
Spotify Technology SA†	14,182	1,913,861
Tencent Holdings, Ltd.	131,981	5,467,505

		18,074,229

Internet Security - 1.9%

Palo Alto Networks, Inc.†	22,595	4,600,794
Proofpoint, Inc.†	39,820	4,523,950
Symantec Corp.	767,876	17,853,117

		26,977,861

Internet Telephone - 0.9%

RingCentral, Inc., Class A†	96,965	13,684,670

Lasers-System/Components - 0.1%

Coherent, Inc.†	11,246	1,630,220

Machinery-Electrical - 0.1%

Bloom Energy Corp. Class A†#	189,585	849,341

Machinery-General Industrial - 0.4%

Roper Technologies, Inc.	17,210	6,311,940

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†	15,911	8,135,931

Networking Products - 0.2%

Arista Networks, Inc.†	8,765	1,986,324
Cisco Systems, Inc.	16,735	783,366

		2,769,690

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker), Class A†(1)(2)	49,774	843,172

Publishing-Newspapers - 0.2%

News Corp., Class A	171,113	2,352,804

Retail-Apparel/Shoe - 1.0%

Zalando SE†*	287,217	14,204,958

Semiconductor Components-Integrated Circuits - 2.6%

Analog Devices, Inc.	54,735	6,011,545
Cypress Semiconductor Corp.	106,250	2,444,812
Maxim Integrated Products, Inc.	134,244	7,321,668
NXP Semiconductors NV	24,400	2,492,216
QUALCOMM, Inc.	176,163	13,700,196
Renesas Electronics Corp.†	617,400	3,858,932
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	43,990	1,875,294

		37,704,663

Semiconductor Equipment - 3.6%

Applied Materials, Inc.	123,486	5,929,798
ASML Holding NV	5,600	1,246,616
ASML Holding NV (AEX)	24,701	5,490,607
KLA Corp.	138,967	20,553,219
Lam Research Corp.	30,150	6,346,877
Teradyne, Inc.	127,610	6,759,502
Tokyo Electron, Ltd.	32,428	5,801,234

		52,127,853

Telecom Equipment-Fiber Optics - 0.0%

Viavi Solutions, Inc.†	45,440	631,162

Web Hosting/Design - 0.7%

GoDaddy, Inc., Class A†	43,992	2,786,453
Shopify, Inc., Class A†	18,575	7,158,619

		9,945,072

Web Portals/ISP - 9.0%

Alphabet, Inc., Class A†	34,253	40,779,224
Alphabet, Inc., Class C†	52,829	62,766,135
Mail.ru Group, Ltd. GDR†	417,869	9,310,122
NAVER Corp.	110,640	13,381,845
Yandex NV, Class A†	139,231	5,165,470

		131,402,796

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	11,605	2,099,460

Total Common Stocks (cost $1,118,077,821)		1,378,421,447

CONVERTIBLE PREFERRED SECURITIES - 0.6%
Auto-Cars/Light Trucks - 0.1%

GM Cruise Holdings, LLC Class F†(1)(2)	89,700	1,637,025

E-Commerce/Services - 0.3%

Airbnb, Inc., Series E†(1)(2)	26,943	3,483,191
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	11,731	597,484

		4,080,675

IT Services - 0.1%

Mesosphere, Inc. Series D†(1)(2)	151,129	1,326,913

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker) Series E†(1)(2)	61,401	1,040,133

Total Convertible Preferred Securities (cost $7,102,699)		8,084,746

REGISTERED INVESTMENT COMPANIES - 0.8%

Altaba, Inc.† (cost $9,179,821)	159,548	11,086,991

Total Long-Term Investment Securities (cost $1,134,360,341)		1,397,593,184

SHORT-TERM INVESTMENT SECURITIES - 2.7%
Registered Investment Companies - 2.7%

State Street Institutional U.S. Government Money Market Fund, Premier Class 2.07%(3)	501,018	501,018
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(3)(4)	20,899,094	20,899,094
T. Rowe Price Government Reserve Fund 2.15%(3)	18,018,674	18,018,674

Total Short-Term Investment Securities (cost $39,418,786)		39,418,786

REPURCHASE AGREEMENTS - 0.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount of $1,394,065 collateralized by $1,400,000 of United States Treasury Notes, bearing interest at 1.88% due 03/31/2022 and having an approximate value of $1,424,538 (cost $1,394,000)	$1,394,000	1,394,000

TOTAL INVESTMENTS (cost $1,175,173,127)	98.7%	1,438,405,970
Other assets less liabilities	1.3	19,560,963

NET ASSETS	100.0%	$1,457,966,933

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $14,204,958 representing 1.0% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2019, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
JAND, Inc., (dba Warby Parker), Class A	03/09/2018	49,774	$782,298	$843,172	$16.94	0.06%
Pinterest, Inc., Class B	03/15/2019	68,550	1,476,380	2,327,376	33.95	0.16
Uber Technologies, Inc.	06/05/2014	36,257	562,457	1,139,888	31.44	0.08
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	3,483,191	129.28	0.24

GM Cruise Holdings, LLC Series F	05/07/2019	89,700	1,637,025	1,637,025	18.25	0.11
JAND, Inc., (dba Warby Parker), Series E	03/09/2018	61,401	965,040	1,040,133	16.94	0.07
Mesophere, Inc., Series D	05/04/2018	151,129	1,670,656	1,326,913	8.78	0.09
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	11,731	321,737	597,484	50.93	0.04

				$12,395,182		0.85%

(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of August 31, 2019.
(4)

At August 31, 2019, the Fund had loaned securities with a total value of $109,189,147. This was secured by collateral of $20,899,094, which was received in cash and subsequently invested in short-term investments currently valued at $20,899,094 as reported in the Portfolio of Investments. Additional collateral of $90,998,984 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	$12,009,825
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 11/15/2048	78,989,159

ADR	- American Depositary Receipt
AEX	- Amsterdam Stock Exchange
GDR	- Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	$70,728,996	$1,139,888	$—	$71,868,884
Internet Content - Entertainment	112,758,220	2,327,376	—	115,085,596
Pharmacy Services	—	—	843,172	843,172
Other Industries	1,190,623,795	—	—	1,190,623,795
Convertible Preferred Securities	—	—	8,084,746	8,084,746
Registered Investment Companies	11,086,991	—	—	11,086,991
Short-Term Investment Securities	39,418,786	—	—	39,418,786
Repurchase Agreements	—	1,394,000	—	1,394,000

Total Investments at Value	$1,424,616,788	$4,861,264	$8,927,918	$1,438,405,970

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.8%
Airlines - 0.9%

Azul SA ADR†#	42,940	$1,508,053

Auto Repair Centers - 1.4%

Monro, Inc.#	28,880	2,244,554

Building & Construction Products-Misc. - 2.7%

Armstrong World Industries, Inc.	14,110	1,347,082
Simpson Manufacturing Co., Inc.	21,130	1,356,546
Trex Co., Inc.†#	20,540	1,756,786

		4,460,414

Building & Construction-Misc. - 0.9%

Frontdoor, Inc.†	27,840	1,429,306

Casino Services - 0.9%

Eldorado Resorts, Inc.†#	37,900	1,459,529

Chemicals-Specialty - 2.0%

Ashland Global Holdings, Inc.	26,090	1,910,831
Ingevity Corp.†	18,380	1,400,005

		3,310,836

Commercial Services - 0.9%

LiveRamp Holdings, Inc.†	34,740	1,471,586

Commercial Services-Finance - 3.8%

Euronet Worldwide, Inc.†	26,628	4,077,812
Evo Payments, Inc., Class A†#	73,920	2,193,946

		6,271,758

Computer Data Security - 1.2%

Varonis Systems, Inc.†	29,150	1,991,528

Computer Services - 1.2%

WNS Holdings, Ltd. ADR†	33,170	2,016,073

Computer Software - 6.7%

Bandwidth, Inc., Class A†#	26,120	2,277,403
Cornerstone OnDemand, Inc.†	61,360	3,201,151
Envestnet, Inc.†	29,470	1,685,978
InterXion Holding NV†	48,554	3,929,961

		11,094,493

Computers-Integrated Systems - 0.9%

Mercury Systems, Inc.†	17,840	1,527,639

Consulting Services - 0.2%

FTI Consulting, Inc.†	3,360	363,350

Distribution/Wholesale - 1.8%

SiteOne Landscape Supply, Inc.†#	37,680	2,946,576

E-Marketing/Info - 0.6%

QuinStreet, Inc.†	92,460	1,058,667

Educational Software - 1.2%

Arco Platform, Ltd., Class A†	40,246	1,945,492

Electric Products-Misc. - 1.1%

Littelfuse, Inc.	11,532	1,799,799

Electronic Components-Misc. - 0.8%

Advanced Energy Industries, Inc.†	25,380	1,310,623

Electronic Components-Semiconductors - 4.3%

Inphi Corp.†	44,180	2,703,374
Monolithic Power Systems, Inc.	13,645	2,054,391
Silicon Laboratories, Inc.†	21,440	2,336,960

		7,094,725

Enterprise Software/Service - 3.1%

Coupa Software, Inc.†#	20,960	2,911,973
Everbridge, Inc.†	24,870	2,143,794

		5,055,767

Filtration/Separation Products - 0.5%

ESCO Technologies, Inc.	11,320	861,792

Finance-Mortgage Loan/Banker - 0.7%

LendingTree, Inc.†#	3,940	1,221,755

Firearms & Ammunition - 1.3%

Axon Enterprise, Inc.†	37,230	2,232,683

Food-Misc./Diversified - 2.1%

Nomad Foods, Ltd.†	169,490	3,415,224

Footwear & Related Apparel - 1.1%

Steven Madden, Ltd.	54,037	1,795,109

Health Care Cost Containment - 0.8%

HealthEquity, Inc.†	22,110	1,312,450

Instruments-Controls - 1.1%

Watts Water Technologies, Inc., Class A	19,110	1,751,049

Insurance Brokers - 0.9%

eHealth, Inc.†	18,610	1,550,399

Insurance-Multi-line - 1.0%

Kemper Corp.	24,050	1,683,019

Insurance-Reinsurance - 1.3%

Essent Group, Ltd.	43,600	2,114,600

Internet Telephone - 2.6%

RingCentral, Inc., Class A†	31,001	4,375,171

Machinery-General Industrial - 1.1%

Albany International Corp., Class A	21,310	1,752,108

Medical Information Systems - 0.9%

Health Catalyst, Inc.†	37,480	1,493,953

Medical Instruments - 0.3%

Silk Road Medical, Inc.†	12,750	549,398

Medical Labs & Testing Services - 1.0%

Invitae Corp.†#	67,660	1,641,432

Medical Products - 3.6%

Glaukos Corp.†#	19,980	1,284,914
Hanger, Inc.†	60,590	1,143,939
Inspire Medical Systems, Inc.†	9,270	644,358
iRhythm Technologies, Inc.†#	19,670	1,497,280
Penumbra, Inc.†#	9,060	1,318,683

		5,889,174

Medical-Biomedical/Gene - 12.1%

Allakos, Inc.†	12,030	1,064,174
Amicus Therapeutics, Inc.†	175,347	1,734,182
Apellis Pharmaceuticals, Inc.†	67,760	1,971,816
Arena Pharmaceuticals, Inc.†	29,040	1,535,926
Audentes Therapeutics, Inc.†	36,590	1,137,949
Bluebird Bio, Inc.†#	14,638	1,512,252
Blueprint Medicines Corp.†	21,562	1,653,158
Bridgebio Pharma, Inc.†#	32,030	976,274
Celyad SA ADR†#	24,886	303,609
CytomX Therapeutics, Inc.†	81,570	716,185
Epizyme, Inc.†#	73,180	949,145
Equillium, Inc.†#	53,440	205,744
Fate Therapeutics, Inc.†	99,120	1,617,638
Gossamer Bio, Inc.†#	43,070	902,747
Iovance Biotherapeutics, Inc.†#	76,488	1,607,013

Ligand Pharmaceuticals, Inc.†#	13,609	1,237,194
Mirati Therapeutics, Inc.†#	10,960	898,391

		20,023,397

Medical-Drugs - 2.8%

Aimmune Therapeutics, Inc.†#	47,570	969,952
Ascendis Pharma A/S ADR†	14,890	1,668,127
Kura Oncology, Inc.†	75,600	1,147,608
Myovant Sciences, Ltd.†#	94,870	761,806

		4,547,493

Medical-Outpatient/Home Medical - 1.4%

LHC Group, Inc.†	20,160	2,388,960

Oil Companies-Exploration & Production - 0.4%

Matador Resources Co.†#	42,750	669,038

Oil-Field Services - 0.9%

Newpark Resources, Inc.†	216,510	1,431,131

Patient Monitoring Equipment - 3.4%

Insulet Corp.†#	18,930	2,918,438
Masimo Corp.†	17,160	2,629,770

		5,548,208

Power Converter/Supply Equipment - 1.7%

Generac Holdings, Inc.†	36,220	2,824,798

Recreational Centers - 1.1%

Planet Fitness, Inc., Class A†	25,330	1,788,551

Retail-Discount - 1.4%

BJ’s Wholesale Club Holdings, Inc.†	88,420	2,321,909

Retail-Pawn Shops - 1.7%

FirstCash, Inc.	27,880	2,752,592

Retail-Pet Food & Supplies - 1.1%

Freshpet, Inc.†	37,890	1,859,641

Retail-Restaurants - 1.8%

Dine Brands Global, Inc.#	31,310	2,208,920
Shake Shack, Inc., Class A†	8,080	801,213

		3,010,133

Schools - 2.2%

Grand Canyon Education, Inc.†	4,614	579,518
Strategic Education, Inc.	18,060	3,056,294

		3,635,812

Semiconductor Equipment - 1.5%

Cabot Microelectronics Corp.	19,260	2,400,759

Telecom Equipment-Fiber Optics - 1.4%

Acacia Communications, Inc.†	35,650	2,247,733

Therapeutics - 0.9%

GW Pharmaceuticals PLC ADR†#	10,590	1,508,122

Transactional Software - 1.4%

ACI Worldwide, Inc.†	77,290	2,301,696

Transport-Services - 0.6%

CryoPort, Inc.†	48,330	1,051,661

Web Hosting/Design - 3.1%

Q2 Holdings, Inc.†	13,170	1,184,641
Wix.com, Ltd.†	27,940	3,918,585

		5,103,226

Total Long-Term Investment Securities
(cost $139,524,895)		161,414,944

SHORT-TERM INVESTMENT SECURITIES - 2.6%
Registered Investment Companies - 2.6%

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(1)(2) (cost $4,256,672)	4,256,672	4,256,672

REPURCHASE AGREEMENTS - 1.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount of $2,612,122 collateralized by $2,620,000 of United States Treasury Notes, bearing interest at 1.88% due 03/31/2022 and having an approximate value of $2,665,921 (cost $2,612,000)	$2,612,000	2,612,000

TOTAL INVESTMENTS
(cost $146,393,567)	102.0%	168,283,616
Liabilities in excess of other assets	(2.0)	(3,337,938)

NET ASSETS	100.0%	$164,945,678

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At August 31, 2019, the Fund had loaned securities with a total value of $33,118,163. This was secured by collateral of $4,256,672, which was received in cash and subsequently invested in short-term investments currently valued at $4,256,672 as reported in the Portfolio of Investments. Additional collateral of $29,740,161 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/24/2019 to 01/09/2020	$72,067
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	29,668,094

(2)	The rate shown is the 7-day yield as of August 31, 2019.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$161,414,944	$—	$—	$161,414,944
Short-Term Investment Securities	4,256,672	—	—	4,256,672
Repurchase Agreements	—	2,612,000	—	2,612,000

Total Investments at Value	$165,671,616	$2,612,000	$—	$168,283,616

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.6%
Advanced Materials - 0.1%

Core Molding Technologies, Inc.†	7,500	$45,000
Haynes International, Inc.	8,095	241,798

		286,798

Advertising Agencies - 0.1%

Telaria, Inc.†	20,000	199,600

Advertising Services - 0.1%

Marchex, Inc., Class B†	40,000	136,000
Marin Software, Inc.†	13,571	33,656

		169,656

Aerospace/Defense - 0.5%

Bombardier, Inc., Class B†	133,000	171,819
Teledyne Technologies, Inc.†	4,580	1,413,342

		1,585,161

Aerospace/Defense-Equipment - 0.5%

Aerojet Rocketdyne Holdings, Inc.†#	15,049	786,009
Barnes Group, Inc.	4,900	219,765
CPI Aerostructures, Inc.†	8,000	64,720
Moog, Inc., Class A	3,700	300,625

		1,371,119

Agricultural Operations - 0.1%

Alico, Inc.	2,860	85,371
Cadiz, Inc.†#	14,400	165,744

		251,115

Airlines - 0.1%

Hawaiian Holdings, Inc.	11,100	270,951

Apparel Manufacturers - 0.5%

Carter’s, Inc.	13,738	1,256,752
Delta Apparel, Inc.†	5,500	123,420
Lakeland Industries, Inc.†	10,000	102,800
Tandy Leather Factory, Inc.†	15,000	68,250

		1,551,222

Applications Software - 0.6%

BSQUARE Corp.†	15,000	19,500
Descartes Systems Group, Inc.†	22,992	815,756
Five9, Inc.†	8,144	514,782
Medallia, Inc.†#	4,334	154,377
PDF Solutions, Inc.†	13,840	162,067
ServiceTitan, Inc.†(1)(2)	191	5,022
Toast, Inc.†(1)(2)	11	303

		1,671,807

Audio/Video Products - 0.0%

VOXX International Corp.†	20,000	88,000

Auto Repair Centers - 0.4%

Monro, Inc.#	13,625	1,058,935

Auto-Heavy Duty Trucks - 0.0%

REV Group, Inc.#	8,365	107,825

Auto/Truck Parts & Equipment-Original - 0.4%

Gentherm, Inc.†	8,755	321,308
Horizon Global Corp.†	35,000	146,300
Meritor, Inc.†	9,900	166,518
SORL Auto Parts, Inc.†	15,300	49,037
Visteon Corp.†#	5,130	353,816

		1,036,979

Auto/Truck Parts & Equipment-Replacement - 0.4%

Douglas Dynamics, Inc.	25,765	1,075,946

Banks-Commercial - 9.8%

1st Constitution Bancorp	6,400	111,424
AmeriServ Financial, Inc.	22,000	91,300
Atlantic Capital Bancshares, Inc.†	9,510	155,013
Bank of Commerce Holdings	7,640	76,400
Bank of Princeton	2,051	54,762
BankUnited, Inc.	62,981	2,000,277
Baycom Corp.†	6,000	132,600
Bridge Bancorp, Inc.	9,900	266,409
C&F Financial Corp.	3,000	142,200
Cadence BanCorp	69,154	1,062,897
CenterState Bank Corp.	18,065	408,630
Chemung Financial Corp.	5,500	221,045
Citizens Holding Co.	4,500	90,225
Codorus Valley Bancorp, Inc.	3,472	77,634
Colony Bankcorp, Inc.#	7,500	119,700
Columbia Banking System, Inc.	6,369	219,794
Commerce Bancshares, Inc.#	36,543	2,085,509
CrossFirst Bankshares, Inc.†(2)	5,156	71,269
CrossFirst Bankshares, Inc.†#	5,172	75,253
Cullen/Frost Bankers, Inc.#	17,628	1,463,300
Equity Bancshares, Inc., Class A†	7,500	189,750
FB Financial Corp.	11,209	402,067
First Bancorp, Inc.	4,165	105,791
First Bancshares, Inc.	6,976	220,023
First Bank#	10,000	105,600
First Business Financial Services, Inc.	6,500	146,575
First Financial Bancorp	62,477	1,463,211
First Hawaiian, Inc.	75,538	1,941,327
First Horizon National Corp.	104,820	1,659,301
First Internet Bancorp	5,000	101,100
First Northwest Bancorp	6,500	103,870
Grasshopper Bancorp, Inc.†(1)(2)	5,208	52,080
Hawthorn Bancshares, Inc.	3,244	71,692
Heritage Commerce Corp.	20,379	236,193
Heritage Financial Corp.	10,000	261,800
Home BancShares, Inc.	38,600	683,992
Hope Bancorp, Inc.	17,200	230,652
IBERIABANK Corp.	21,910	1,511,571
Independent Bank Corp./Massachusetts	2,794	188,902
Live Oak Bancshares, Inc.#	11,313	202,955
MBT Financial Corp.	11,700	115,128
Meridian Corp.†	6,900	119,715
Mid Penn Bancorp, Inc.	4,700	113,975
MidSouth Bancorp, Inc.	9,800	101,430
Northeast Bank	6,500	136,435
Northrim BanCorp, Inc.	3,600	130,320
Ohio Valley Banc Corp.	4,000	128,840
Origin Bancorp, Inc.#	9,671	309,859
Pacific Mercantile Bancorp†	16,000	121,600
Penns Woods Bancorp, Inc.	3,200	132,128
Peoples Bancorp of North Carolina, Inc.	6,050	168,613
Pinnacle Financial Partners, Inc.	11,758	619,294
Premier Financial Bancorp, Inc.	5,892	91,326
Prosperity Bancshares, Inc.#	6,900	447,948
SB One Bancorp	6,000	133,920
Seacoast Banking Corp. of Florida†	20,224	472,028

Select Bancorp, Inc.†	10,600	115,540
Shore Bancshares, Inc.	8,000	122,880
South State Corp.	4,836	355,833
Southern First Bancshares, Inc.†	3,600	137,412
Sterling Bancorp, Inc.	16,136	150,549
Texas Capital Bancshares, Inc.†	3,650	196,662
Towne Bank	11,600	304,732
United Bancshares, Inc.	6,000	116,040
United Security Bancshares	12,055	125,131
Unity Bancorp, Inc.	8,000	157,040
Webster Financial Corp.	6,615	296,087
Western Alliance Bancorp	56,253	2,442,505
Western New England Bancorp, Inc.	8,000	71,120
Wintrust Financial Corp.	27,000	1,696,410

		28,434,593

Banks-Regional - 0.0%

Sound Bank (Non-Voting Shares)†(1)(2)	3,056	30,560
Sound Bank (Voting Shares†(1)(2)	1,501	15,010

		45,570

Banks-Super Regional - 0.2%

Independent Bank Group, Inc.	9,747	476,726

Beverages-Non-alcoholic - 0.3%

Cott Corp.	70,597	890,228

Brewery - 0.4%

Boston Beer Co., Inc., Class A†#	2,497	1,094,735

Building & Construction Products-Misc. - 0.9%

Fortune Brands Home & Security, Inc.	35,160	1,795,269
Gibraltar Industries, Inc.†	11,855	477,401
Simpson Manufacturing Co., Inc.	5,500	353,100

		2,625,770

Building & Construction-Misc. - 0.8%

BrightView Holdings, Inc.†#	37,128	680,556
WillScot Corp.†#	112,066	1,563,321

		2,243,877

Building Products-Doors & Windows - 0.1%

PGT Innovations, Inc.†	16,009	256,144

Building Products-Light Fixtures - 0.1%

LSI Industries, Inc.	40,000	178,800

Building Products-Wood - 0.1%

Stella-Jones, Inc.	13,500	397,375

Building-Heavy Construction - 0.1%

Goldfield Corp.†	31,500	75,600
Orion Group Holdings, Inc.†	16,100	66,654

		142,254

Building-Maintenance & Services - 0.7%

Rentokil Initial PLC	103,845	568,866
ServiceMaster Global Holdings, Inc.†	27,197	1,551,317

		2,120,183

Building-Mobile Home/Manufactured Housing - 0.9%

Cavco Industries, Inc.†	1,600	293,552
LCI Industries	22,886	1,939,589
Skyline Champion Corp.†	12,702	355,656

		2,588,797

Building-Residential/Commercial - 0.2%

New Home Co., Inc.†	10,500	39,165
TRI Pointe Group, Inc.†	32,017	448,238

		487,403

Cable/Satellite TV - 0.4%

Cable One, Inc.	882	1,144,501

Casino Hotels - 0.0%

Boyd Gaming Corp.	2,500	60,100

Cellular Telecom - 0.0%

NII Holdings, Inc.†#	3,000	4,980

Chemicals-Diversified - 0.7%

Quaker Chemical Corp.	13,262	2,106,801

Chemicals-Plastics - 0.1%

PolyOne Corp.	7,400	236,874

Chemicals-Specialty - 1.5%

AgroFresh Solutions, Inc.†	61,800	100,116
Amyris, Inc.†#	12,887	48,713
GCP Applied Technologies, Inc.†	62,645	1,099,420
Minerals Technologies, Inc.	4,800	231,360
Oil-Dri Corp. of America	4,900	150,724
PQ Group Holdings, Inc.†	96,270	1,375,698
Valvoline, Inc.	55,184	1,247,158

		4,253,189

Coal - 0.1%

Advanced Emissions Solutions, Inc.	14,000	176,680

Commercial Services - 1.5%

Acacia Research Corp.†	40,000	104,400
Collectors Universe, Inc.	7,200	186,624
CoreLogic, Inc.†	32,076	1,552,478
HMS Holdings Corp.†	13,100	478,543
Morningstar, Inc.	10,074	1,627,757
Performant Financial Corp.†	50,000	59,500
Team, Inc.†#	14,600	240,608

		4,249,910

Commercial Services-Finance - 0.5%

Clarivate Analytics PLC†#	11,000	193,820
Euronet Worldwide, Inc.†	3,200	490,048
Evo Payments, Inc., Class A†	3,100	92,008
Green Dot Corp., Class A†	1,100	33,638
PRGX Global, Inc.†	26,500	142,835
StoneCo, Ltd., Class A†#	19,742	593,839

		1,546,188

Communications Software - 0.1%

SeaChange International, Inc.†	74,500	172,840

Computer Aided Design - 0.7%

Aspen Technology, Inc.†	15,180	2,021,976

Computer Services - 0.1%

Parsons Corp.†	4,043	137,543
StarTek, Inc.†	10,000	62,300

		199,843

Computer Software - 1.0%

Checkr, Inc.†(1)(2)	700	11,774
Cision, Ltd.†	123,342	853,526
Computer Modelling Group, Ltd.	17,000	86,443
Cornerstone OnDemand, Inc.†	22,657	1,182,016
SS&C Technologies Holdings, Inc.	17,915	835,018

		2,968,777

Computers-Integrated Systems - 0.2%

Cubic Corp.	10,229	708,563

Computers-Memory Devices - 0.0%

Everspin Technologies, Inc.†#	10,000	67,600

Computers-Periphery Equipment - 0.1%

Key Tronic Corp.†	9,633	49,128
TransAct Technologies, Inc.	7,500	88,950

		138,078

Consulting Services - 0.5%

Booz Allen Hamilton Holding Corp.	11,800	891,018
Franklin Covey Co.†	3,000	110,370
GP Strategies Corp.†	8,000	103,040
Huron Consulting Group, Inc.†	3,300	201,993
Information Services Group, Inc.†	27,400	72,884

		1,379,305

Consumer Products-Misc. - 0.1%

Acme United Corp.	4,570	92,725
CSS Industries, Inc.	4,500	17,370
Quanex Building Products Corp.	10,184	175,369

		285,464

Containers-Metal/Glass - 0.5%

Crown Holdings, Inc.†	22,563	1,485,548

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.†#	3,421	9,237

Data Processing/Management - 0.0%

Innodata, Inc.†	52,600	67,328

Diagnostic Equipment - 0.0%

Adaptive Biotechnologies Corp.†	1,957	99,513

Diagnostic Kits - 0.2%

Quidel Corp.†	10,519	663,223

Disposable Medical Products - 0.1%

STERIS PLC	2,700	416,880

Distribution/Wholesale - 3.0%

BlueLinx Holdings, Inc.†#	5,500	157,795
Educational Development Corp.#	16,000	95,360
Houston Wire & Cable Co.†	14,739	66,620
IAA, Inc.†	39,764	1,942,472
KAR Auction Services, Inc.	39,764	1,056,132
Pool Corp.	21,521	4,226,294
SiteOne Landscape Supply, Inc.†#	12,826	1,002,993

		8,547,666

Diversified Manufacturing Operations - 0.1%

Actuant Corp., Class A	527	11,705
Federal Signal Corp.	2,600	77,246
LSB Industries, Inc.†#	17,500	81,725

		170,676

Diversified Minerals - 0.1%

Lundin Mining Corp.	38,196	182,173

Diversified Operations/Commercial Services - 0.1%

Colliers International Group, Inc.	1,535	103,612
Volt Information Sciences, Inc.†	14,393	45,914

		149,526

E-Commerce/Products - 0.0%

US Auto Parts Network, Inc.†	20,000	29,400

E-Commerce/Services - 0.4%

A Place For Rover, Inc.†(1)(2)	513	3,566
GrubHub, Inc.†#	15,777	936,207
Leaf Group, Ltd.†	25,000	104,500

		1,044,273

Electric Products-Misc. - 0.6%

Graham Corp.	5,800	106,778
Littelfuse, Inc.	2,000	312,140
nLight, Inc.†#	51,318	663,029
Novanta, Inc.†	8,901	667,575

		1,749,522

Electric-Distribution - 0.1%

Genie Energy, Ltd., Class B#	12,500	89,500
Spark Energy, Inc., Class A#	13,000	122,980

		212,480

Electric-Integrated - 2.1%

NorthWestern Corp.	35,138	2,545,397
PNM Resources, Inc.	21,300	1,086,513
Portland General Electric Co.	45,085	2,564,885

		6,196,795

Electronic Components-Misc. - 0.1%

Ballantyne Strong, Inc.†	14,000	47,320
Bel Fuse, Inc., Class B	6,000	66,000
Sypris Solutions, Inc.†	24,000	23,760
ZAGG, Inc.†#	14,000	89,740

		226,820

Electronic Components-Semiconductors - 0.9%

AXT, Inc.†	27,200	92,208
CTS Corp.	13,100	373,743
EMCORE Corp.†	32,200	91,770
GSI Technology, Inc.†	19,800	166,320
Inphi Corp.†	6,248	382,315
Lattice Semiconductor Corp.†	52,025	1,024,372
Monolithic Power Systems, Inc.	1,447	217,861
Pixelworks, Inc.†	22,000	69,300
Richardson Electronics, Ltd.	15,000	88,500

		2,506,389

Electronic Measurement Instruments - 0.4%

CyberOptics Corp.†	6,700	91,656
National Instruments Corp.	16,797	705,474
Stoneridge, Inc.†	7,500	230,325

		1,027,455

Energy-Alternate Sources - 0.1%

Clean Energy Fuels Corp.†	42,350	84,277
NextEra Energy Partners LP	6,100	312,625

		396,902

Engines-Internal Combustion - 0.3%

Gates Industrial Corp. PLC†	105,420	917,154

Enterprise Software/Service - 2.4%

Blackbaud, Inc.	17,214	1,565,958
Ceridian HCM Holding, Inc.†#	5,634	325,476
Coupa Software, Inc.†#	4,747	659,501
Guidewire Software, Inc.†#	15,378	1,479,056
Paycom Software, Inc.†	1,380	345,166
SailPoint Technologies Holding, Inc.†	35,300	795,309
Tyler Technologies, Inc.†	7,399	1,898,139

		7,068,605

Entertainment Software - 0.2%

Zynga, Inc., Class A†	82,800	472,788

Environmental Consulting & Engineering - 0.0%

Ecology and Environment, Inc., Class A	6,000	90,780

Filtration/Separation Products - 0.2%

ESCO Technologies, Inc.	9,245	703,822

Finance-Auto Loans - 0.0%

Consumer Portfolio Services, Inc.†	24,500	86,975

Finance-Commercial - 0.1%

Marlin Business Services Corp.	7,500	162,225

Finance-Consumer Loans - 0.5%

Asta Funding, Inc.†	13,200	94,644
Encore Capital Group, Inc.†#	15,632	576,821
PRA Group, Inc.†	18,200	621,348
Regional Management Corp.†	6,400	164,800
SLM Corp.	13,200	111,408

		1,569,021

Finance-Investment Banker/Broker - 1.0%

JMP Group LLC	16,300	58,680
Lazard, Ltd., Class A	42,611	1,463,262
Moelis & Co., Class A	38,857	1,302,875

		2,824,817

Finance-Mortgage Loan/Banker - 0.2%

PennyMac Financial Services, Inc.†	16,355	483,944

Finance-Other Services - 0.4%

Cboe Global Markets, Inc.	9,495	1,131,424

Financial Guarantee Insurance - 0.1%

Radian Group, Inc.	15,600	351,780

Food-Canned - 0.1%

Seneca Foods Corp., Class A†	5,000	137,400

Food-Confectionery - 0.2%

Rocky Mountain Chocolate Factory, Inc.	6,500	60,645
Simply Good Foods Co.†	15,606	462,406

		523,051

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†	6,700	19,564

Food-Misc./Diversified - 0.8%

Cal-Maine Foods, Inc.	13,151	533,142
Nomad Foods, Ltd.†	15,023	302,713
Post Holdings, Inc.†	7,500	747,675
TreeHouse Foods, Inc.†	12,900	653,385

		2,236,915

Food-Wholesale/Distribution - 1.6%

AMCON Distributing Co.	500	37,580
Performance Food Group Co.†	99,933	4,675,865

		4,713,445

Footwear & Related Apparel - 0.1%

Rocky Brands, Inc.	6,711	195,559

Forestry - 0.2%

Interfor Corp.†	19,400	194,670
West Fraser Timber Co., Ltd.	12,500	440,326

		634,996

Gambling (Non-Hotel) - 0.2%

Monarch Casino & Resort, Inc.†	13,156	583,863

Garden Products - 1.7%

Toro Co.	68,682	4,945,791

Gas-Distribution - 0.9%

Chesapeake Utilities Corp.	5,400	510,732
ONE Gas, Inc.	12,800	1,172,608
RGC Resources, Inc.	469	13,310
Southwest Gas Holdings, Inc.	11,437	1,043,398

		2,740,048

Gold Mining - 0.5%

Alacer Gold Corp.†	30,700	134,661
Franco-Nevada Corp.	4,400	429,821
Gold Resource Corp.	37,100	126,511
Northern Star Resources, Ltd.	62,136	497,962
Osisko Gold Royalties, Ltd.	16,800	214,006

		1,402,961

Golf - 0.4%

Acushnet Holdings Corp.#	46,781	1,214,903
Drive Shack, Inc.†	10,500	49,455

		1,264,358

Hazardous Waste Disposal - 0.4%

Heritage-Crystal Clean, Inc.†	9,300	227,850
Stericycle, Inc.†#	1,900	85,291
US Ecology, Inc.	14,923	903,886

		1,217,027

Health Care Cost Containment - 0.4%

HealthEquity, Inc.†#	17,093	1,014,641

Healthcare Safety Devices - 0.0%

Alpha Pro Tech, Ltd.†	30,000	103,500
Retractable Technologies, Inc.†#	30,000	23,964

		127,464

Home Furnishings - 0.3%

Tempur Sealy International, Inc.†	9,300	717,216

Housewares - 0.0%

Libbey, Inc.†#	15,000	25,350
Lifetime Brands, Inc.	8,000	61,760

		87,110

Human Resources - 0.2%

Computer Task Group, Inc.†	19,600	99,176
Cross Country Healthcare, Inc.†	30,291	310,483
RCM Technologies, Inc.†	20,000	67,000

		476,659

Identification Systems - 0.7%

Aware, Inc.†	34,900	102,955
Brady Corp., Class A	43,207	2,039,802

		2,142,757

Import/Export - 0.0%

Castle Brands, Inc.†#	40,000	50,800

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	3,000	95,730

Instruments-Controls - 0.7%

Woodward, Inc.	17,793	1,918,975

Insurance-Multi-line - 0.3%

Assurant, Inc.	6,623	814,629

Insurance-Property/Casualty - 2.4%

FedNat Holding Co.	7,600	92,948
First Acceptance Corp.†	2,558	2,302
Hallmark Financial Services, Inc.†	13,000	228,540
Hanover Insurance Group, Inc.	4,600	612,490
Kinsale Capital Group, Inc.	21,307	2,092,987
ProSight Global, Inc.†	3,865	75,213
RLI Corp.	24,541	2,247,219
Safety Insurance Group, Inc.	3,158	304,558
Selective Insurance Group, Inc.	12,900	1,027,227
State Auto Financial Corp.	6,150	196,615

		6,880,099

Insurance-Reinsurance - 0.3%

Axis Capital Holdings, Ltd.	8,350	512,607
Essent Group, Ltd.	6,200	300,700

		813,307

Internet Application Software - 0.2%

Tucows, Inc., Class A†#	2,466	124,434
Zendesk, Inc.†	7,000	561,400

		685,834

Internet Connectivity Services - 0.1%

PC-Tel, Inc.	21,200	144,584

Internet Content-Information/News - 0.0%

DHI Group, Inc.†	25,000	90,750

Internet Security - 0.2%

Proofpoint, Inc.†	5,100	579,411

Investment Companies - 0.0%

Medallion Financial Corp.†#	17,100	81,225
Portman Ridge Finance Corp.	16,700	39,746

		120,971

Investment Management/Advisor Services - 1.1%

Assetmark Financial Holdings, Inc.†	11,884	335,129
B. Riley Financial, Inc.#	3,858	81,635
Eaton Vance Corp.	32,236	1,390,016
Focus Financial Partners, Inc. Class A†	46,718	958,654
Great Elm Capital Group, Inc.†	40,000	148,000
Manning & Napier, Inc.#	8,400	15,960
Silvercrest Asset Management Group, Inc., Class A	10,000	130,700

		3,060,094

Leisure Games - 0.1%

Peak Resorts, Inc.#	23,600	259,128

Leisure Products - 0.0%

Escalade, Inc.	5,200	53,716

Machine Tools & Related Products - 0.8%

L.S. Starrett Co., Class A†	8,000	44,160
Lincoln Electric Holdings, Inc.	26,977	2,227,221
Luxfer Holdings PLC#	3,100	48,701

		2,320,082

Machinery-Electrical - 0.3%

Bloom Energy Corp. Class A†#	10,512	47,094
BWX Technologies, Inc.#	14,073	833,121

		880,215

Machinery-General Industrial - 1.6%

Altra Industrial Motion Corp.	52,311	1,359,563
Applied Industrial Technologies, Inc.	29,609	1,580,824
Arotech Corp.†	34,800	82,476
Chart Industries, Inc.†	7,900	496,436
Gencor Industries, Inc.†	8,650	98,956
Intevac, Inc.†	6,100	29,707
Twin Disc, Inc.†	5,000	50,550
Welbilt, Inc.†#	56,305	886,241

		4,584,753

Machinery-Pumps - 0.5%

CSW Industrials, Inc.	2,458	167,660
Gardner Denver Holdings, Inc.†	12,800	367,104
Graco, Inc.	8,500	387,345
Mueller Water Products, Inc., Class A	36,400	380,744

		1,302,853

Medical Information Systems - 0.6%

Medidata Solutions, Inc.†	16,760	1,534,881
Tabula Rasa HealthCare, Inc.†#	4,700	266,960

		1,801,841

Medical Instruments - 0.4%

Apyx Medical Corp.†	25,000	177,750
Bruker Corp.	13,690	590,997
NuVasive, Inc.†	4,750	301,720

		1,070,467

Medical Labs & Testing Services - 1.8%

Catalent, Inc.†	71,111	3,750,394
Neuronetics, Inc.†	9,000	96,030
Syneos Health, Inc.†	25,975	1,364,467

		5,210,891

Medical Laser Systems - 0.0%

IRIDEX Corp.†#	8,100	20,250

Medical Products - 2.5%

Alphatec Holdings, Inc.†#	80,000	418,400
AtriCure, Inc.†	5,400	147,906
Avanos Medical, Inc.†	12,600	418,068
Conformis, Inc.†#	50,000	107,000
Electromed, Inc.†	13,900	78,952
Hanger, Inc.†	21,171	399,708
ICU Medical, Inc.†	9,987	1,615,397
InfuSystem Holdings, Inc.†	25,000	124,500
iRhythm Technologies, Inc.†#	1,800	137,016
Micron Solutions, Inc.†	6,425	15,420
Nevro Corp.†	3,389	283,761
OrthoPediatrics Corp.†	3,500	112,665
Shockwave Medical, Inc.†#	962	40,260
T2 Biosystems, Inc.†#	25,000	33,250
United-Guardian, Inc.	3,500	66,290
West Pharmaceutical Services, Inc.	21,343	3,104,553
Wright Medical Group NV†	8,393	174,994

		7,278,140

Medical-Biomedical/Gene - 2.3%

Acceleron Pharma, Inc.†	6,100	273,951
Actinium Pharmaceuticals, Inc.†#	32,100	7,383
Aduro Biotech, Inc.†	41,000	50,430
Alder Biopharmaceuticals, Inc.†#	18,837	168,591
Allena Pharmaceuticals, Inc.†	13,000	54,210
Allogene Therapeutics, Inc.†#	1,676	45,637
Alpine Immune Sciences, Inc.†	3,750	18,338
AnaptysBio, Inc.†#	1,318	53,577
Applied Genetic Technologies Corp.†	20,000	63,200
Aptevo Therapeutics, Inc.†	10,100	7,003
Arcturus Therapeutics Holdings, Inc.†	5,000	56,150
Ardelyx, Inc.†	35,000	119,000
Argenx SE ADR†	3,038	399,345
Autolus Therapeutics PLC ADR†#	1,073	11,106
BeiGene, Ltd. ADR†	305	43,844
Blueprint Medicines Corp.†	4,429	339,571
Calithera Biosciences, Inc.†	16,600	65,902
Cara Therapeutics, Inc.†#	4,346	101,870
CEL-SCI Corp.†#	10,300	73,851
Crinetics Pharmaceuticals, Inc.†#	1,876	29,753
CytomX Therapeutics, Inc.†	4,090	35,910
Eiger BioPharmaceuticals, Inc.†	20,000	218,000
Enzo Biochem, Inc.†	37,500	121,875
EyePoint Pharmaceuticals, Inc.†#	75,000	112,500
Harvard Bioscience, Inc.†	45,000	111,600
Homology Medicines, Inc.†#	3,610	68,265
ImmunoGen, Inc.†	3,662	9,961
Immunomedics, Inc.†#	8,400	107,520
Infinity Pharmaceuticals, Inc.†#	100,000	118,000
Insmed, Inc.†#	15,792	259,621
Krystal Biotech, Inc.†#	1,053	47,385
Lineage Cell Therapeutics, Inc.†#	6,712	6,272
Menlo Therapeutics, Inc.†	19,400	95,448
Merrimack Pharmaceuticals, Inc.†	5,000	31,350
Mustang Bio, Inc.†#	12,500	49,250
Neon Therapeutics, Inc.†	23,000	61,870
Oncocyte Corp.†#	50,000	99,000
Orchard Therapeutics PLC ADR†#	8,373	123,920
Otonomy, Inc.†	35,000	79,100
Ovid therapeutics, Inc.†	60,200	106,554
Pacific Biosciences of California, Inc.†	30,000	166,500
Palatin Technologies, Inc.†#	100,000	90,110
Pfenex, Inc.†	14,000	102,900
Protalix BioTherapeutics, Inc.†#	22,016	4,566
PTC Therapeutics, Inc.†	3,500	155,995
Radius Health, Inc.†#	16,400	464,120
Sage Therapeutics, Inc.†#	5,581	958,090
Scholar Rock Holding Corp.†#	2,208	23,383
Seattle Genetics, Inc.†#	2,600	188,864
Synlogic, Inc.†	13,400	37,386
Tocagen, Inc.†#	13,300	43,225
Ultragenyx Pharmaceutical, Inc.†#	5,733	312,277
VolitionRX, Ltd.†#	29,400	106,134
WaVe Life Sciences, Ltd.†#	1,344	30,912
XOMA Corp.†	7,246	127,457
Y-mAbs Therapeutics, Inc.†	589	15,650

		6,673,682

Medical-Drugs - 1.8%

AcelRx Pharmaceuticals, Inc.†#	32,100	74,793
Aclaris Therapeutics, Inc.†	3,100	3,131
Adamas Pharmaceuticals, Inc.†#	13,500	85,185
Aeglea BioTherapeutics, Inc.†	25,000	195,125
Aimmune Therapeutics, Inc.†#	8,175	166,688
Alimera Sciences, Inc.†#	115,025	48,886
Ascendis Pharma A/S ADR†	7,035	788,131
Chiasma, Inc.†#	45,000	233,100
Chimerix, Inc.†	30,800	62,216
Conatus Pharmaceuticals, Inc.†#	19,500	6,727
Corvus Pharmaceuticals, Inc.†#	3,722	12,692
Cumberland Pharmaceuticals, Inc.†	27,800	142,058
Dova Pharmaceuticals, Inc.†	15,000	224,850
Enanta Pharmaceuticals, Inc.†	500	35,275
Global Blood Therapeutics, Inc.†#	9,484	436,074
Kala Pharmaceuticals, Inc.†#	18,900	77,679
Madrigal Pharmaceuticals, Inc.†#	470	43,569
Marinus Pharmaceuticals, Inc.†#	28,800	33,120
Melinta Therapeutics, Inc.†#	1,600	3,600
Millendo Therapeutics, Inc.†	3,333	20,198
Minerva Neurosciences, Inc.†	20,300	144,942
MyoKardia, Inc.†#	5,248	282,185
Neoleukin Therapeutics, Inc.†	50,000	167,000
Neos Therapeutics, Inc.†#	15,000	28,650
Odonate Therapeutics, Inc.†#	1,159	35,709
Prestige Consumer Healthcare, Inc.†	28,037	893,820
Principia Biopharma, Inc.†#	3,329	132,161
Reata Pharmaceuticals, Inc., Class A†#	769	59,290
scPharmaceuticals, Inc.†#	11,500	75,670

Spero Therapeutics, Inc.†	6,200	61,690
Syros Pharmaceuticals, Inc.†#	20,000	219,400
TherapeuticsMD, Inc.†#	81,174	234,593
Trevena, Inc.†#	55,000	45,100
Tricida, Inc.†#	2,428	84,713
Turning Point Therapeutics, Inc.†#	1,234	67,290
VIVUS, Inc.†#	24,100	97,605

		5,322,915

Medical-Generic Drugs - 0.1%

Momenta Pharmaceuticals, Inc.†	9,090	114,807
Teligent, Inc.†#	25,000	23,625

		138,432

Medical-HMO - 1.1%

Molina Healthcare, Inc.†	23,778	3,097,798

Medical-Hospitals - 0.1%

Acadia Healthcare Co., Inc.†#	11,970	316,726

Medical-Nursing Homes - 0.0%

Genesis Healthcare, Inc.†#	100,000	108,000

Medical-Outpatient/Home Medical - 0.2%

Amedisys, Inc.†	3,962	509,949

Medical-Wholesale Drug Distribution - 0.5%

Premier, Inc., Class A†	37,593	1,325,529

Metal Processors & Fabrication - 1.1%

AZZ, Inc.	10,200	420,954
Helios Technologies, Inc.	4,777	204,408
RBC Bearings, Inc.†	15,510	2,474,310
Strattec Security Corp.	1,500	27,825

		3,127,497

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	5,500	59,125

Metal-Aluminum - 0.1%

Constellium NV, Class A†	22,000	264,880

Metal-Copper - 0.1%

ERO Copper Corp.†	22,900	346,579

Miscellaneous Manufacturing - 1.8%

AptarGroup, Inc.	35,633	4,355,065
John Bean Technologies Corp.	8,817	902,156

		5,257,221

Multimedia - 0.7%

E.W. Scripps Co., Class A	40,420	499,591
FactSet Research Systems, Inc.	5,479	1,490,781

		1,990,372

Non-Ferrous Metals - 0.0%

Uranium Energy Corp.†#	100,500	94,158

Non-Hazardous Waste Disposal - 0.7%

Advanced Disposal Services, Inc.†	45,851	1,486,489
Waste Connections, Inc.	6,150	565,185

		2,051,674

Office Furnishings-Original - 0.1%

Herman Miller, Inc.	8,898	376,207

Oil & Gas Drilling - 0.0%

Quintana Energy Services, Inc.†	15,000	21,750

Oil Companies-Exploration & Production - 0.8%

Amplify Energy Corp.	15,000	89,400
Barnwell Industries, Inc.†	25,000	18,250
Centennial Resource Development, Inc., Class A†	17,838	85,979
Chaparral Energy, Inc., Class A†#	65,600	87,248
Contango Oil & Gas Co.†	61,600	60,368
Diamondback Energy, Inc.	4,200	411,936
Earthstone Energy, Inc., Class A†	9,400	32,336
Evolution Petroleum Corp.	23,100	136,752
Goodrich Petroleum Corp.†	9,000	95,310
Jagged Peak Energy, Inc.†#	23,062	159,128
Kosmos Energy, Ltd.#	8,064	50,965
Lonestar Resources US, Inc., Class A†	30,000	77,700
Magnolia Oil & Gas Corp., Class A†#	30,900	315,489
Panhandle Oil and Gas, Inc., Class A	5,000	57,150
Seven Generations Energy, Ltd., Class A†	28,100	151,960
VAALCO Energy, Inc.†	30,000	54,000
Venture Global LNG, Inc., Series B† (1)(2)	4	20,800
Venture Global LNG, Inc., Series C† (1)(2)	59	306,800

		2,211,571

Oil Field Machinery & Equipment - 0.2%

Dril-Quip, Inc.†#	4,200	192,570
Flotek Industries, Inc.†#	50,000	104,500
Mitcham Industries, Inc.†	22,400	79,296
Natural Gas Services Group, Inc.†	7,400	79,772
Smart Sand, Inc.†#	15,000	35,550
Superior Drilling Products, Inc.†	56,000	48,608
Thermon Group Holdings, Inc.†	6,500	141,375

		681,671

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	3,314	101,707

Oil-Field Services - 0.8%

Core Laboratories NV	21,226	840,337
Era Group, Inc.†	15,000	142,200
Gulf Island Fabrication, Inc.†	8,400	53,172
Independence Contract Drilling, Inc.†	31,100	32,655
Key Energy Services, Inc.†#	36,000	37,080
Liberty Oilfield Services, Inc., Class A#	5,218	56,198
NCS Multistage Holdings, Inc.†	23,000	49,680
Nuverra Environmental Solutions, Inc.†#	6,300	24,066
Patterson-UTI Energy, Inc.	128,970	1,115,591
TETRA Technologies, Inc.†	50,000	83,000

		2,433,979

Pharmacy Services - 0.0%

JAND, Inc. (dba Warby Parker), Class A†(1)(2)	4,462	75,586

Physical Therapy/Rehabilitation Centers - 0.9%

Encompass Health Corp.	37,289	2,266,798
U.S. Physical Therapy, Inc.	3,121	416,716

		2,683,514

Pipelines - 0.0%

New Fortress Energy LLC†#	7,795	124,954

Pollution Control - 0.0%

Fuel Tech, Inc.†	75,000	65,250

Poultry - 0.2%

Sanderson Farms, Inc.#	4,100	613,442

Power Converter/Supply Equipment - 0.5%

Generac Holdings, Inc.†	18,960	1,478,690

Printing-Commercial - 0.0%

ARC Document Solutions, Inc.†	40,000	55,600

Publishing-Newspapers - 0.1%

Lee Enterprises, Inc.†	84,700	150,766

Radio - 0.0%

Saga Communications, Inc., Class A	123	3,510
Salem Media Group, Inc.	10,000	14,600
Townsquare Media, Inc., Class A	11,000	66,440

		84,550

Real Estate Investment Trusts - 5.6%

Acadia Realty Trust	10,200	278,970
Alexander & Baldwin, Inc.	13,576	310,755
American Campus Communities, Inc.	13,700	636,776
Community Healthcare Trust, Inc.	2,600	110,864
CubeSmart	68,530	2,459,542
EastGroup Properties, Inc.	30,682	3,820,522
First Industrial Realty Trust, Inc.	6,800	264,860
JBG SMITH Properties	19,532	747,294
National Retail Properties, Inc.	49,958	2,805,142
Outfront Media, Inc.	47,884	1,315,852
Paramount Group, Inc.	16,227	213,872
PS Business Parks, Inc.	5,956	1,069,757
Regency Centers Corp.	4,035	260,298
Rexford Industrial Realty, Inc.	13,400	592,146
RLJ Lodging Trust	80,038	1,297,416

		16,184,066

Real Estate Management/Services - 1.0%

Cushman & Wakefield PLC†#	94,332	1,588,551
FirstService Corp.#	10,336	1,073,807
Maui Land & Pineapple Co., Inc.†	10,000	105,200
Redfin Corp.†#	10,795	182,327

		2,949,885

Real Estate Operations & Development - 0.1%

Consolidated-Tomoka Land Co.	3,100	197,904
Stratus Properties, Inc.†	3,000	78,900
Trinity Place Holdings, Inc.†	10,000	38,200

		315,004

Recreational Centers - 0.1%

OneSpaWorld Holdings, Ltd.†#	10,900	171,130

Recreational Vehicles - 0.8%

Brunswick Corp.	43,332	2,019,271
Malibu Boats, Inc., Class A†	5,461	151,925

		2,171,196

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	14,615	936,968

Retail-Apparel/Shoe - 0.4%

Allbirds, Inc.†(1)(2)	1,134	62,184
Burlington Stores, Inc.†	5,400	1,093,446
Destination Maternity Corp.†	7,800	5,227
RTW RetailWinds, Inc.†	33,029	33,359
Tilly’s, Inc., Class A	8,068	86,408

		1,280,624

Retail-Arts & Crafts - 0.1%

Michaels Cos., Inc.†#	33,800	191,646

Retail-Building Products - 0.1%

Aspen Aerogels, Inc.†	28,200	170,328

Retail-Computer Equipment - 0.0%

PCM, Inc.†	3,400	119,000

Retail-Discount - 0.8%

BJ’s Wholesale Club Holdings, Inc.†	58,166	1,527,439
Citi Trends, Inc.	3,500	58,835
Fred’s, Inc., Class A†#	35,000	9,940
Ollie’s Bargain Outlet Holdings, Inc.†	11,226	622,482

		2,218,696

Retail-Home Furnishings - 0.1%

Bassett Furniture Industries, Inc.	6,500	79,170
Kirkland’s, Inc.†#	12,200	17,934
RH†#	1,052	150,699
Tuesday Morning Corp.†	42,000	58,800

Total Retail-Home Furnishings		306,603

Retail-Misc./Diversified - 0.1%

Container Store Group, Inc.†#	20,000	89,600
Five Below, Inc.†	900	110,583
Gaia, Inc.†#	9,400	62,698

		262,881

Retail-Petroleum Products - 0.0%

TravelCenters of America, Inc.†	4,000	52,400

Retail-Restaurants - 0.9%

Chuy’s Holdings, Inc.†	9,070	230,106
Denny’s Corp.†	20,300	478,877
Dunkin’ Brands Group, Inc.	8,400	692,496
Famous Dave’s of America, Inc.†	8,250	37,538
Fiesta Restaurant Group, Inc.†	12,319	106,436
J Alexander’s Holdings, Inc.†	13,000	153,400
Luby’s, Inc.†	25,000	36,500
Papa John’s International, Inc.#	8,500	422,960
Potbelly Corp.†	10,000	46,300
Red Robin Gourmet Burgers, Inc.†#	7,839	262,528
Wingstop, Inc.	2,300	230,391

		2,697,532

Retail-Sporting Goods - 0.0%

Sportsman’s Warehouse Holdings, Inc.†#	16,500	69,630

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	8,000	19,840

Retail-Vision Service Center - 0.0%

National Vision Holdings, Inc.†	4,166	118,148

Retail-Vitamins & Nutrition Supplements - 0.1%

Vitamin Shoppe, Inc.†#	25,500	164,475

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†	17,000	78,370

Satellite Telecom - 0.0%

KVH Industries, Inc.†	14,357	133,520

Savings & Loans/Thrifts - 0.9%

BankFinancial Corp.	9,300	108,438
Capitol Federal Financial, Inc.	27,367	368,633
Entegra Financial Corp.†	6,000	180,240
ESSA Bancorp, Inc.	9,000	137,700
First Financial Northwest, Inc.	10,000	137,200
Investors Bancorp, Inc.	27,200	301,920
Lake Shore Bancorp, Inc.	10,000	150,000
Malvern Bancorp, Inc.†	3,800	80,370
Meridian Bancorp, Inc.	21,660	378,617
Pacific Premier Bancorp, Inc.	9,100	268,086
Provident Financial Holdings, Inc.	6,714	135,556
Territorial Bancorp, Inc.	4,500	123,075
Timberland Bancorp, Inc.	3,900	99,723
WSFS Financial Corp.	6,116	252,101

		2,721,659

Schools - 0.4%

American Public Education, Inc.†	3,431	83,133
Bright Horizons Family Solutions, Inc.†	3,616	596,821
Chegg, Inc.†	6,280	248,939
Lincoln Educational Services Corp.†	20,000	40,600
Strategic Education, Inc.	400	67,692
Universal Technical Institute, Inc.†	37,000	212,380

		1,249,565

Security Services - 0.4%

Brink’s Co.	13,702	1,031,076

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	19,927	42,046
Geospace Technologies Corp.†	8,900	108,936

		150,982

Semiconductor Components-Integrated Circuits - 0.3%

Power Integrations, Inc.	11,146	992,217

Semiconductor Equipment - 1.0%

Cabot Microelectronics Corp.	15,454	1,926,341
Entegris, Inc.	21,200	907,996
MKS Instruments, Inc.	1,900	148,751

		2,983,088

Specified Purpose Acquisitions - 0.2%

Collier Creek Holdings†	14,012	149,228
Conyers Park II Acquisition Corp.†	14,312	148,702
J2 Acquisition, Ltd.†*	27,496	261,212

		559,142

Steel Pipe & Tube - 0.2%

Synalloy Corp.	7,900	126,716
Valmont Industries, Inc.	3,648	494,304

		621,020

Steel-Producers - 0.0%

Friedman Industries, Inc.	10,000	63,500
Shiloh Industries, Inc.†	13,600	56,848

		120,348

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†	10,500	80,535

Telecom Equipment-Fiber Optics - 0.0%

Clearfield, Inc.†	10,000	106,900

Telecom Services - 0.1%

Consolidated Communications Holdings, Inc.#	1	4
GTT Communications, Inc.†#	9,800	93,198
RigNet, Inc.†	12,600	98,784
Spok Holdings, Inc.	9,800	115,150

		307,136

Telecommunication Equipment - 0.1%

Communications Systems, Inc.	30,000	135,900
Wireless Telecom Group, Inc.†	53,200	73,416

		209,316

Telephone-Integrated - 0.1%

Alaska Communications Systems Group, Inc.†	77,000	131,670
Frontier Communications Corp.†#	55,000	44,028

		175,698

Textile-Products - 0.0%

Culp, Inc.	6,500	91,260
Dixie Group, Inc.†	10,000	12,700

		103,960

Theaters - 0.8%

Cinemark Holdings, Inc.#	58,130	2,218,241

Therapeutics - 0.2%

Agios Pharmaceuticals, Inc.†#	2,933	111,307
G1 Therapeutics, Inc.†#	1,875	68,062
MannKind Corp.†#	60,000	66,000
Sarepta Therapeutics, Inc.†#	800	72,120
Xencor, Inc.†#	8,193	305,435
Zafgen, Inc.†	40,300	33,248

		656,172

Tools-Hand Held - 0.8%

MSA Safety, Inc.	21,050	2,223,512

Toys - 0.0%

JAKKS Pacific, Inc.†	30,000	21,003

Transport-Equipment & Leasing - 0.1%

Willis Lease Finance Corp.†	2,300	142,071

Transport-Marine - 0.0%

Hornbeck Offshore Services, Inc.†#	75,000	50,250
Overseas Shipholding Group, Inc., Class A†	35,000	57,050

		107,300

Transport-Services - 0.3%

Matson, Inc.	16,600	589,798
Radiant Logistics, Inc.†	19,200	93,696
Steel Connect, Inc.†	71,500	125,125

		808,619

Transport-Truck - 1.6%

Covenant Transportation Group, Inc., Class A†	8,500	122,230
Knight-Swift Transportation Holdings, Inc.#	61,416	2,096,742
Landstar System, Inc.	17,687	1,972,454
P.A.M. Transportation Services, Inc.†	1,357	78,285
Patriot Transportation Holding, Inc.†	5,000	91,250
Schneider National, Inc., Class B	11,988	233,047
XPO Logistics, Inc.†#	1	71
YRC Worldwide, Inc.†#	22,000	47,960

		4,642,039

Veterinary Diagnostics - 0.0%

Elanco Animal Health, Inc. CVR†(1)	3,000	0

Vitamins & Nutrition Products - 0.0%

Natural Grocers by Vitamin Cottage, Inc.†	14,000	132,160

Water - 0.5%

California Water Service Group	7,600	428,944
Global Water Resources, Inc.	14,500	172,695
Middlesex Water Co.	4,496	274,436
PICO Holdings, Inc.†	10,000	96,300
SJW Group	6,970	476,260

		1,448,635

Web Hosting/Design - 0.8%

Q2 Holdings, Inc.†	26,090	2,346,796

Web Portals/ISP - 0.0%

Synacor, Inc.†	44,000	64,240

Wireless Equipment - 0.2%

Frequency Electronics, Inc.†	10,000	108,300
ID Systems, Inc.†#	19,000	102,790
PagerDuty, Inc.†#	950	37,306
PagerDuty, Inc.†(2)	5,875	219,176

		467,572

Total Common Stocks
(cost $244,071,934)		279,839,442

CONVERTIBLE PREFERRED SECURITIES - 0.5%
Applications Software - 0.1%

Convoy, Inc.,
Series C†(1)(2)	12,094	85,875
ServiceTitan, Inc. Series A-1†(1)(2)	4	105
ServiceTitan, Inc. Series D†(1)(2)	1,942	51,065
Toast, Inc.
Series B†(1)(2)	98	2,698
Toast, Inc.,
Series D†(1)(2)	7,194	198,063

		337,806

Computer Software - 0.0%

Checkr, Inc.
Series C†(1)(2)	2,998	50,426

E-Commerce/Products - 0.0%

1stdibs.com, Inc.
Series D†(1)(2)	11,111	55,677

E-Commerce/Services - 0.1%

Farmers Business Network, Inc.
Series D†(1)(2)	8,287	193,156
Vroom, Inc.
Series F†(1)(2)	5,863	105,246

		298,402

Enterprise Software/Service - 0.1%

Plex Systems, Inc.
Series B†(1)(2)	50,422	124,038

Food-Retail - 0.1%

Roofoods, Ltd.
Series F†(1)(2)	618	240,186
Roofoods, Ltd.
Seies G†(1)(2)	16	6,686

		246,872

Footwear & Related Apparel - 0.0%

Allbirds, Inc.
Series A†(1)(2)	370	20,289
Allbirds, Inc.
Series B†(1)(2)	65	3,565
Allbirds, Inc.
Series C†(1)(2)	622	34,108
Allbirds, Inc.
Series SEED†(1)(2)	199	10,912

		68,874

Internet Content-Information/News - 0.0%

A Place For Rover, Inc.
Series G†(1)(2)	7,335	50,978

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker)
Series E†(1)(2)	5,505	93,255

Seismic Data Collection - 0.0%

Seismic Software Holdings, Inc.
Series E†(1)(2)	2,336	73,632

Total Convertible Preferred Securities
(cost $1,237,996)		1,399,960

WARRANTS - 0.0%
Banks-Commercial - 0.0%

Grasshopper Bancorp, Inc.†(1)(2) Expires 10/12/2028	1,009	3,764

Banks-Regional - 0.0%

Sound Bank† (1)(2) Expires 05/01/2024	456	0

Specified Purpose Acquisitions - 0.0%

J2 Acquisition, Ltd.† Expires 10/10/2020 (strike Price $11.50)	27,696	7,616

Total Warrants
(cost $277)		11,380

Total Long-Term Investment Securities
(cost $244,932,432)		281,250,782

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Registered Investment Companies - 2.3%

State Street Institutional U.S.Government Money Market Fund, Premier Class 2.07%(4)	657,684	657,684
State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(3)(4)	4,339,892	4,339,892
T. Rowe Price Government Reserve Fund 2.15%(4)	1,789,456	1,789,456

Total Short-Term Investment Securities
(cost $6,787,032)		6,787,032

REPURCHASE AGREEMENTS - 2.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount of $6,140,287 collateralized by $6,090,000 of United States Treasury Notes, bearing interest at 2.25% due 03/15/2022 and having an approximate value of $6,267,641 (cost $6,140,000)	$6,140,000	$6,140,000

TOTAL INVESTMENTS
(cost $257,859,464)	101.5%	294,177,814
Liabilities in excess of other assets	(1.5)	(4,377,618)

NET ASSETS	100.0%	$289,800,196

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2019, the aggregate value of these securities was $261,212 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
A Place for Rover, Inc.	05/25/2018	513	$3,476	$3,566	$6.95	0.00%
Allbirds, Inc.	10/10/2018	938	51,436
	12/21/2018	196	10,748

		1,134	62,184	62,184	54.84	0.02

Checkr, Inc.	06/29/2018	700	8,603	11,774	16.82	0.00
CrossFirst Bankshares, Inc.	10/23/2018	5,156	73,473	71,269	13.82	0.03
Grasshopper Bancorp, Inc.	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990

		5,208	52,080	52,080	10.00	0.02

JAND, Inc. (dba Warby Parker), Class A	03/09/2018	4,462	70,129	75,586	16.94	0.03
PagerDuty, Inc.	08/24/2018	4,684	79,950
	09/28/2018	1,191	19,766

		5,875	99,716	219,176	37.31	0.08

ServiceTitan, Inc.	11/09/2018	191	5,022	5,022	26.29	0.00
Sound Bank (Non-voting Shares)	05/06/2019	3,056	30,560	30,560	10.00	0.01
Sound Bank (Voting Shares)	05/06/2019	1,501	15,010	15,010	10.00	0.01
Toast, Inc.	09/14/2018	11	190	303	27.55	0.00
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	20,800	5,200	0.01
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	306,800	5,200	0.11

Convertible Preferred Securities
1stdibs.com, Inc., Series D	02/07/2019	11,111	55,677	55,677	5.01	0.02
A Place For Rover, Inc., Series G	05/11/2018	7,335	55,221	50,978	6.95	0.02
Allbirds, Inc., Series A	10/10/2018	370	20,289	20,289	54.84	0.01
Allbirds, Inc., Series B	10/10/2018	65	3,565	3,565	54.84	0.00
Allbirds, Inc., Series C	10/09/2018	622	34,108	34,108	54.84	0.01
Allbirds, Inc., Series SEED	10/10/2018	199	10,912	10,912	54.84	0.00
Checkr, Inc., Series C	04/10/2018	2,998	40,926	50,426	16.82	0.02
Convoy, Inc., Series C	09/14/2018	12,094	85,875	85,875	7.10	0.03
Farmers Business Network, Inc., Series D	11/03/2017	8,287	153,012	193,156	23.31	0.07
JAND, Inc. (dba Warby Parker), Series E	03/09/2018	5,505	86,522	93,255	16.94	0.03
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	124,038	2.46	0.04
Roofoods, Ltd., Series F	09/12/2017	618	218,506	240,186	388.65	0.08
Roofoods, Ltd., Series G	05/16/2019	16	6,686	6,686	417.88	0.00
Seismic Software Holdings, Inc., Series E	12/13/2018	2,336	73,632	73,632	31.52	0.02
ServiceTitan, Inc., Series A-1	11/09/2018	4	105	105	26.30	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,065	51,065	26.30	0.02
Toast, Inc., Series B	09/14/2018	98	1,696	2,698	27.53	0.00
Toast, Inc., Series D	06/27/2018	7,194	124,507	198,063	27.53	0.07
Vroom, Inc., Series F	06/30/2017	5,863	100,009	105,246	17.95	0.04

Warrants
Grasshopper Bancorp, Inc.	10/12/2018	1,009	0	3,764	3.73	0.00
Sound Bank	05/06/2019	456	0	0	0.00	—

				$2,277,854		0.80%

(3)

At August 31, 2019, the Fund had loaned securities with a total value of $34,515,813. This was secured by collateral of $4,339,892, which was received in cash and subsequently invested in short-term investments currently valued at $4,339,892 as reported in the Portfolio of Investments. Additional collateral of $31,003,476 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
Federal National Mtg. Assoc.	3.50%	12/01/2047	$48,271
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	4,389,729
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	26,565,476

(4)	The rate shown is the 7-day yield as of August 31, 2019.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$1,666,482	$—	$5,325	$1,671,807
Banks - Commercial	28,311,244	71,269	52,080	28,434,593
Banks - Regional	—	—	45,570	45,570
Computer Software	2,957,003	—	11,774	2,968,777
E-Commerce\Services	1,040,707	—	3,566	1,044,273
Oil Companies-Exploration & Production	1,883,971	—	327,600	2,211,571
Pharmacy Services	—	—	75,586	75,586
Retail - Apparel/Shoe	1,218,440	—	62,184	1,280,624
Veterinary Diagnostics	—	—	0	0
Wireless Equipment	248,396	219,176	—	467,572
Other Industries	241,639,069	—	—	241,639,069
Convertible Preferred Securities	—	—	1,399,960	1,399,960
Warrants:
Specified Purpose Acquisitions	7,616	—	—	7,616
Other Industries	—	—	3,764	3,764
Short-Term Investment Securities	6,787,032	—	—	6,787,032
Repurchase Agreements	—	6,140,000	—	6,140,000

Total Investments at Value	$285,759,960	$6,430,445	$1,987,409	$294,177,814

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 91.8%
Advanced Materials - 0.0%

Haynes International, Inc.	6,473	$193,349

Advertising Agencies - 0.0%

MDC Partners, Inc., Class A†#	29,474	69,264
Telaria, Inc.†	22,519	224,740

		294,004

Advertising Sales - 0.0%

Boston Omaha Corp., Class A†#	5,227	107,049
Clear Channel Outdoor Holdings, Inc.†#	19,975	51,935
National CineMedia, Inc.	32,463	266,197

		425,181

Advertising Services - 0.0%

Fluent, Inc.†	22,217	66,207
Marchex, Inc., Class B†	18,064	61,418
SharpSpring, Inc.†#	4,464	51,782

		179,407

Aerospace/Defense - 0.2%

AeroVironment, Inc.†	11,093	571,622
Kratos Defense & Security Solutions, Inc.†	46,955	937,692
National Presto Industries, Inc.#	2,592	222,160
Park Aerospace Corp.	9,630	162,747
Wesco Aircraft Holdings, Inc.†	27,746	305,206

		2,199,427

Aerospace/Defense-Equipment - 0.7%

AAR Corp.	17,370	746,215
Aerojet Rocketdyne Holdings, Inc.†	38,067	1,988,239
Astronics Corp.†	12,631	347,479
Barnes Group, Inc.	24,929	1,118,066
Coda Octopus Group, Inc.†#	2,413	21,428
Ducommun, Inc.†	5,592	230,279
Kaman Corp.	14,421	842,042
Moog, Inc., Class A	16,753	1,361,181
Triumph Group, Inc.	25,844	537,038

		7,191,967

Agricultural Biotech - 0.0%

Calyxt, Inc.†#	4,858	30,071

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	49,671	147,523
Marrone Bio Innovations, Inc.†	27,031	37,032

		184,555

Agricultural Operations - 0.1%

Alico, Inc.	2,103	62,774
Andersons, Inc.	16,403	375,957
Cadiz, Inc.†#	6,671	76,783
Limoneira Co.#	8,148	147,968
Phibro Animal Health Corp., Class A	10,625	219,406
Tejon Ranch Co.†	10,940	183,136

		1,066,024

Airlines - 0.4%

Allegiant Travel Co.	6,774	961,840
Hawaiian Holdings, Inc.	24,825	605,978
Mesa Air Group, Inc.†	10,840	70,027
SkyWest, Inc.	26,085	1,493,627
Spirit Airlines, Inc.†	35,742	1,341,755

		4,473,227

Apparel Manufacturers - 0.4%

Centric Brands, Inc.†	8,599	23,819
Deckers Outdoor Corp.†	15,245	2,247,875
Delta Apparel, Inc.†	3,219	72,234
Kontoor Brands, Inc.†	23,049	789,198
Oxford Industries, Inc.#	8,669	604,923
Superior Group of Cos., Inc.	5,548	78,671
Vince Holding Corp.†	1,607	19,766

		3,836,486

Appliances - 0.1%

Hamilton Beach Brands Holding Co., Class A	3,484	49,368
iRobot Corp.†#	14,300	883,883

		933,251

Applications Software - 0.5%

Appfolio, Inc., Class A†#	7,981	788,283
Brightcove, Inc.†	19,750	243,518
Ebix, Inc.#	12,121	429,326
Five9, Inc.†	30,668	1,938,524
Ideanomics, Inc.†#	26,649	42,638
Immersion Corp.†	16,243	133,355
PDF Solutions, Inc.†	14,727	172,453
Telenav, Inc.†	16,486	186,622
Upland Software, Inc.†	11,709	444,942
Verra Mobility Corp.†	51,317	714,333

		5,093,994

Athletic Equipment - 0.2%

Clarus Corp.	12,209	134,421
Fox Factory Holding Corp.†	19,606	1,412,416
Vista Outdoor, Inc.†	30,125	168,399
YETI Holdings, Inc.†#	16,106	454,995

		2,170,231

Auction Houses/Art Dealers - 0.1%

Sotheby’s†	16,497	952,702

Audio/Video Products - 0.1%

Daktronics, Inc.	19,092	138,035
Sonos, Inc.†#	36,340	527,657
Universal Electronics, Inc.†	7,002	316,140

		981,832

Auto Repair Centers - 0.1%

Monro, Inc.#	17,011	1,322,095

Auto-Heavy Duty Trucks - 0.1%

Blue Bird Corp.†	7,888	143,877
Navistar International Corp.†	25,836	594,228
REV Group, Inc.#	14,150	182,394

		920,499

Auto-Truck Trailers - 0.0%

Wabash National Corp.	28,463	388,235

Auto/Truck Parts & Equipment-Original - 0.7%

Adient PLC	45,695	921,668
American Axle & Manufacturing Holdings, Inc.†	58,360	370,002
Cooper-Standard Holdings, Inc.†	9,058	339,132
Dana, Inc.	75,274	958,238
Dorman Products, Inc.†	14,043	998,176
Gentherm, Inc.†	17,587	645,443
Meritor, Inc.†	41,804	703,143
Methode Electronics, Inc.	19,042	604,393

Miller Industries, Inc.	5,757	180,137
Modine Manufacturing Co.†	25,803	263,449
Spartan Motors, Inc.	17,877	225,429
Tenneco, Inc., Class A	26,440	230,557
Titan International, Inc.	26,130	67,938
Tower International, Inc.	10,405	321,827
Visteon Corp.†#	14,718	1,015,100

		7,844,632

Auto/Truck Parts & Equipment-Replacement - 0.1%

Commercial Vehicle Group, Inc.†	15,824	100,482
Douglas Dynamics, Inc.	11,673	487,465
Motorcar Parts of America, Inc.†	9,740	141,522
Standard Motor Products, Inc.	10,972	486,169

		1,215,638

B2B/E-Commerce - 0.1%

ePlus, Inc.†	6,956	568,444

Banks-Commercial - 8.4%

1st Constitution Bancorp	3,907	68,021
1st Source Corp.	7,352	326,208
ACNB Corp.	3,564	120,036
Allegiance Bancshares, Inc.†	10,142	328,702
Amalgamated Bank, Class A	7,218	115,849
Amerant Bancorp, Inc.†#	10,080	166,925
American National Bankshares, Inc.	5,574	190,631
Ameris Bancorp	34,080	1,199,275
Ames National Corp.	4,624	122,397
Arrow Financial Corp.	6,453	207,528
Atlantic Capital Bancshares, Inc.†	12,285	200,245
Atlantic Union Bankshares Corp.	42,351	1,529,295
BancFirst Corp.	9,702	521,677
Bancorp, Inc.†	26,164	238,877
BancorpSouth Bank	49,873	1,375,996
Bank First Corp.	3,010	163,834
Bank of Commerce Holdings	9,029	90,290
Bank of Marin Bancorp	6,974	283,214
Bank of N.T. Butterfield & Son, Ltd.	28,509	785,708
Bank of Princeton#	2,926	78,124
Bank7 Corp.†	1,962	35,296
Bankwell Financial Group, Inc.	3,464	91,138
Banner Corp.	17,995	970,110
Bar Harbor Bankshares	7,947	175,390
Baycom Corp.†	5,402	119,384
BCB Bancorp, Inc.	7,267	89,820
Bridge Bancorp, Inc.	8,495	228,600
Bridgewater Bancshares, Inc.†	12,152	135,252
Bryn Mawr Bank Corp.	10,365	353,446
Business First Bancshares, Inc.	6,502	153,577
Byline Bancorp, Inc.†	12,139	208,791
C&F Financial Corp.	1,712	81,149
Cadence BanCorp	65,433	1,005,705
Cambridge Bancorp#	2,235	165,256
Camden National Corp.	7,992	331,348
Capital Bancorp, Inc.†	4,144	50,142
Capital City Bank Group, Inc.	6,999	170,636
Capstar Financial Holdings, Inc.	7,607	117,604
Carolina Financial Corp.	10,904	372,372
Carter Bank & Trust†#	11,800	222,902
Cathay General Bancorp	39,961	1,326,306
CenterState Bank Corp.	65,589	1,483,623
Central Pacific Financial Corp.	14,539	404,475
Central Valley Community Bancorp	6,070	118,851
Century Bancorp, Inc., Class A	1,462	118,422
Chemung Financial Corp.	1,850	74,352
Citizens & Northern Corp.	6,249	148,226
City Holding Co.	8,380	623,053
Civista Bancshares, Inc.	7,992	163,277
CNB Financial Corp.	7,564	199,992
Coastal Financial Corp.†	4,043	59,715
Codorus Valley Bancorp, Inc.	4,776	106,791
Colony Bankcorp, Inc.	3,870	61,765
Columbia Banking System, Inc.	38,303	1,321,837
Community Bank System, Inc.	26,496	1,615,991
Community Financial Corp.	2,550	80,146
Community Trust Bancorp, Inc.	8,059	313,495
ConnectOne Bancorp, Inc.	17,258	353,444
Customers Bancorp, Inc.†	14,775	279,100
CVB Financial Corp.	69,578	1,431,219
DNB Financial Corp.	1,810	74,500
Eagle Bancorp, Inc.	17,543	714,702
Enterprise Bancorp, Inc.	4,670	135,103
Enterprise Financial Services Corp.	12,836	505,995
Equity Bancshares, Inc., Class A†	7,873	199,187
Esquire Financial Holdings, Inc.†	3,321	78,043
Evans Bancorp, Inc.	2,460	83,911
Farmers & Merchants Bancorp, Inc.#	5,253	134,372
Farmers National Banc Corp.	13,343	180,130
FB Financial Corp.	8,866	318,023
Fidelity D&D Bancorp, Inc.	1,455	80,040
Financial Institutions, Inc.	8,063	234,311
First Bancorp	15,268	537,739
First Bancorp, Inc.	5,339	135,611
First BanCorp./Puerto Rico	111,857	1,071,590
First Bancshares, Inc.	8,640	272,506
First Bank#	8,653	91,376
First Busey Corp.	27,044	662,578
First Business Financial Services, Inc.	4,357	98,250
First Choice Bancorp	5,255	110,040
First Commonwealth Financial Corp.	50,993	630,783
First Community Bankshares, Inc.	7,998	254,416
First Financial Bancorp	50,792	1,189,549
First Financial Bankshares, Inc.#	67,791	2,075,760
First Financial Corp.	6,823	277,014
First Foundation, Inc.	20,370	284,365
First Guaranty Bancshares, Inc.	2,441	46,330
First Internet Bancorp	5,098	103,082
First Interstate BancSystem, Inc., Class A	19,519	761,241
First Merchants Corp.	25,886	924,648
First Mid Bancshares, Inc.	7,581	243,274
First Midwest Bancorp, Inc.	55,517	1,065,926
First Northwest Bancorp	4,671	74,643
First of Long Island Corp.	12,480	271,565
FNCB Bancorp, Inc.	8,913	65,600
Franklin Financial Network, Inc.	6,832	197,650
Franklin Financial Services Corp.	2,183	68,939
Fulton Financial Corp.	85,999	1,371,684
FVCBankcorp, Inc.†	6,322	104,629

German American Bancorp, Inc.	12,904	393,959
Glacier Bancorp, Inc.	44,194	1,754,060
Great Southern Bancorp, Inc.	5,769	325,025
Great Western Bancorp, Inc.	29,817	889,441
Guaranty Bancshares, Inc.	4,289	129,270
Hancock Whitney Corp.	44,592	1,565,625
Hanmi Financial Corp.	15,783	282,674
HarborOne Bancorp, Inc.†	13,659	136,044
Hawthorn Bancshares, Inc.	2,948	65,151
Heartland Financial USA, Inc.	17,086	747,171
Heritage Commerce Corp.	21,756	252,152
Heritage Financial Corp.	19,095	499,907
Hilltop Holdings, Inc.	37,781	897,299
Home BancShares, Inc.	80,859	1,432,821
HomeStreet, Inc.†	12,951	341,518
Hope Bancorp, Inc.	62,851	842,832
Horizon Bancorp	19,445	316,176
Howard Bancorp, Inc.†	6,713	99,285
IBERIABANK Corp.	28,109	1,939,240
Independent Bank Corp./Massachusetts	17,304	1,169,923
Independent Bank Corp./Michigan	11,762	228,536
International Bancshares Corp.	28,985	1,031,576
Investar Holding Corp.	4,848	112,571
Kearny Financial Corp.	43,405	546,035
Lakeland Bancorp, Inc.	25,391	377,818
Lakeland Financial Corp.	12,839	543,475
LCNB Corp.	6,502	109,039
LegacyTexas Financial Group, Inc.	25,085	1,013,434
Level One Bancorp, Inc.	2,681	62,977
Live Oak Bancshares, Inc.#	13,269	238,046
Luther Burbank Corp.	10,398	108,763
Macatawa Bank Corp.	13,551	134,019
Mackinac Financial Corp.	4,803	67,914
MainStreet Bancshares, Inc.†	3,699	78,826
MBT Financial Corp.	19,196	188,889
Mercantile Bank Corp.	8,358	257,176
Merchants Bancorp	4,491	71,227
Metropolitan Bank Holding Corp.†	3,655	132,311
Mid Penn Bancorp, Inc.	3,591	87,082
Midland States Bancorp, Inc.	11,287	290,866
MidSouth Bancorp, Inc.	8,188	84,746
MidWestOne Financial Group, Inc.	6,184	179,150
MVB Financial Corp.	4,916	92,617
National Bankshares, Inc.	3,291	110,248
NBT Bancorp, Inc.	22,245	777,908
Nicolet Bankshares, Inc.†	4,270	270,633
Northeast Bank	3,904	81,945
Northrim BanCorp, Inc.	3,520	127,424
Norwood Financial Corp.	3,007	92,375
Oak Valley Bancorp#	3,566	57,591
OFG Bancorp	26,353	540,764
Ohio Valley Banc Corp.	2,158	69,509
Old Line Bancshares, Inc.	7,943	209,854
Old National Bancorp	90,151	1,514,537
Old Second Bancorp, Inc.	15,111	178,159
OP Bancorp	6,761	64,230
Opus Bank	11,405	236,768
Origin Bancorp, Inc.#	10,070	322,643
Orrstown Financial Services, Inc.	5,336	113,870
Pacific Mercantile Bancorp†	10,134	77,018
Park National Corp.	7,012	631,641
PCB Bancorp	6,450	106,231
PCSB Financial Corp.	8,438	166,313
Peapack Gladstone Financial Corp.	9,852	277,137
Penns Woods Bancorp, Inc.	2,383	98,394
People’s Utah Bancorp	8,169	216,478
Peoples Bancorp of North Carolina, Inc.	2,398	66,832
Peoples Bancorp, Inc.	9,376	287,937
Peoples Financial Services Corp.	3,591	160,769
Preferred Bank	7,314	365,407
Premier Financial Bancorp, Inc.	6,793	105,291
Provident Bancorp, Inc.†	2,222	56,261
QCR Holdings, Inc.	7,688	271,463
RBB Bancorp	8,457	155,863
Red River Bancshares, Inc.†	363	15,518
Reliant Bancorp, Inc.	5,320	121,881
Renasant Corp.	29,702	973,929
Republic Bancorp, Inc., Class A	5,049	214,330
Republic First Bancorp, Inc.†	22,754	92,040
S&T Bancorp, Inc.	17,592	601,998
Sandy Spring Bancorp, Inc.	18,323	613,454
SB One Bancorp#	4,265	95,195
Seacoast Banking Corp. of Florida†	26,305	613,959
Select Bancorp, Inc.†	8,541	93,097
ServisFirst Bancshares, Inc.	24,787	753,525
Shore Bancshares, Inc.	6,587	101,176
Sierra Bancorp	7,372	181,646
Simmons First National Corp., Class A	47,306	1,135,344
SmartFinancial, Inc.†	6,631	128,509
South Plains Financial, Inc.	1,776	29,055
South State Corp.	18,278	1,344,895
Southern First Bancshares, Inc.†	3,635	138,748
Southern National Bancorp of Virginia, Inc.	10,270	150,147
Southside Bancshares, Inc.	16,706	550,129
Spirit of Texas Bancshares, Inc.†	6,121	126,093
Sterling Bancorp, Inc.	8,842	82,496
Stock Yards Bancorp, Inc.	10,559	383,292
Summit Financial Group, Inc.	5,764	141,967
Tompkins Financial Corp.	7,680	607,488
Towne Bank	34,729	912,331
TriCo Bancshares	13,944	493,060
TriState Capital Holdings, Inc.†	12,726	251,338
Triumph Bancorp, Inc.†	12,829	384,742
TrustCo Bank Corp.	49,548	380,033
Trustmark Corp.	33,522	1,095,499
UMB Financial Corp.	23,094	1,439,218
United Bankshares, Inc.	50,854	1,875,496
United Community Banks, Inc.	41,050	1,084,130
United Security Bancshares	7,016	72,826
Unity Bancorp, Inc.	4,109	80,660
Univest Financial Corp.	14,987	379,321
Valley National Bancorp	169,150	1,777,766
Veritex Holdings, Inc.	27,403	646,711
Washington Trust Bancorp, Inc.	7,878	365,539
WesBanco, Inc.	27,531	942,111
West Bancorporation, Inc.	8,333	173,660
Westamerica Bancorporation	13,583	836,849
Western New England Bancorp, Inc.	12,557	111,632

		89,724,927

Banks-Fiduciary - 0.0%

Parke Bancorp, Inc.	4,691	106,814
Union Bankshares, Inc.	2,028	55,648

		162,462

Banks-Mortgage - 0.1%

Flagstar Bancorp, Inc.	14,865	540,343
Walker & Dunlop, Inc.	14,432	806,171

		1,346,514

Banks-Super Regional - 0.1%

Independent Bank Group, Inc.	18,889	923,861
National Bank Holdings Corp., Class A	15,370	501,677

		1,425,538

Batteries/Battery Systems - 0.1%

EnerSys	22,535	1,261,960

Beverages-Non-alcoholic - 0.1%

Celsius Holdings, Inc.†#	13,093	53,681
Coca-Cola Consolidated, Inc.	2,448	824,021
National Beverage Corp.#	6,153	251,658
New Age Beverages Corp.†#	37,688	114,572
Primo Water Corp.†#	18,254	223,246

		1,467,178

Beverages-Wine/Spirits - 0.0%

MGP Ingredients, Inc.#	6,763	325,774

Brewery - 0.2%

Boston Beer Co., Inc., Class A†#	4,353	1,908,442
Craft Brew Alliance, Inc.†	6,043	60,732

		1,969,174

Broadcast Services/Program - 0.1%

Hemisphere Media Group, Inc.†	8,810	104,575
MSG Networks, Inc., Class A†	30,491	500,052

		604,627

Building & Construction Products-Misc. - 1.0%

American Woodmark Corp.†	7,903	650,970
Armstrong Flooring, Inc.†	11,129	75,343
Builders FirstSource, Inc.†	59,393	1,155,194
Caesarstone, Ltd.#	11,747	176,088
Cornerstone Building Brands, Inc.†	23,958	112,363
Forterra, Inc.†#	9,677	57,869
Gibraltar Industries, Inc.†	16,818	677,261
Louisiana-Pacific Corp.	64,707	1,555,556
Patrick Industries, Inc.†	11,752	424,717
Select Interior Concepts, Inc., Class A†	11,147	138,334
Simpson Manufacturing Co., Inc.	23,341	1,498,492
Summit Materials, Inc., Class A†	58,634	1,230,141
Trex Co., Inc.†#	30,620	2,618,929

		10,371,257

Building & Construction-Misc. - 0.6%

BrightView Holdings, Inc.†	16,257	297,991
Comfort Systems USA, Inc.	18,953	732,723
Concrete Pumping Holdings, Inc.†#	5,788	25,583
EMCOR Group, Inc.	29,089	2,543,542
IES Holdings, Inc.†	4,300	81,141
MYR Group, Inc.†	8,387	240,455
NV5 Global, Inc.†	5,308	327,663
TopBuild Corp.†	17,682	1,637,707
WillScot Corp.†	26,911	375,408

		6,262,213

Building Products-Air & Heating - 0.2%

AAON, Inc.	21,397	1,026,414
SPX Corp.†	22,763	863,856

		1,890,270

Building Products-Cement - 0.1%

Continental Building Products, Inc.†	18,132	455,838
US Concrete, Inc.†#	8,325	337,329

		793,167

Building Products-Doors & Windows - 0.2%

Apogee Enterprises, Inc.	13,633	503,467
Griffon Corp.	19,013	331,777
JELD-WEN Holding, Inc.†	35,190	607,379
Masonite International Corp.†	12,971	692,522
PGT Innovations, Inc.†	29,568	473,088

		2,608,233

Building Products-Wood - 0.2%

Boise Cascade Co.	20,236	635,410
Universal Forest Products, Inc.	31,027	1,213,156

		1,848,566

Building-Heavy Construction - 0.5%

Aegion Corp.†	16,103	317,873
Arcosa, Inc.	25,367	824,174
Construction Partners, Inc., Class A†	6,261	103,244
Dycom Industries, Inc.†	15,842	704,969
Granite Construction, Inc.	24,438	695,017
Great Lakes Dredge & Dock Corp.†	31,753	344,202
MasTec, Inc.†#	31,276	1,966,322
Primoris Services Corp.	23,089	451,159
Sterling Construction Co., Inc.†	13,603	152,218
Tutor Perini Corp.†#	20,783	207,622

		5,766,800

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	34,694	1,292,698

Building-Mobile Home/Manufactured Housing - 0.3%

Cavco Industries, Inc.†	4,488	823,414
LCI Industries	12,715	1,077,596
Skyline Champion Corp.†	26,229	734,412
Winnebago Industries, Inc.#	16,208	518,980

		3,154,402

Building-Residential/Commercial - 0.8%

Beazer Homes USA, Inc.†	15,504	194,265
Century Communities, Inc.†	13,660	384,939
Forestar Group, Inc.†	5,489	104,620
Green Brick Partners, Inc.†	12,669	116,428
Installed Building Products, Inc.†	11,802	671,652
KB Home	44,169	1,240,707
LGI Homes, Inc.†#	10,438	850,801
M/I Homes, Inc.†	13,835	499,997
MDC Holdings, Inc.	25,863	1,000,122

Meritage Homes Corp.†	18,878	1,233,489
Taylor Morrison Home Corp., Class A†	55,911	1,334,036
TRI Pointe Group, Inc.†	73,652	1,031,128
William Lyon Homes, Class A†	16,556	292,545

		8,954,729

Cable/Satellite TV - 0.1%

Liberty Latin America, Ltd., Class A†	24,096	395,656
Liberty Latin America, Ltd., Class C†	59,314	978,088
WideOpenWest, Inc.†#	12,837	72,144

		1,445,888

Capacitors - 0.0%

KEMET Corp.	29,663	496,855

Casino Hotels - 0.1%

Boyd Gaming Corp.	41,992	1,009,488
Century Casinos, Inc.†	14,199	109,048

		1,118,536

Casino Services - 0.2%

Eldorado Resorts, Inc.†#	34,327	1,321,933
Everi Holdings, Inc.†	35,237	315,019
Scientific Games Corp.†#	29,064	537,102

		2,174,054

Cellular Telecom - 0.0%

ATN International, Inc.	5,766	327,624

Chemicals-Diversified - 0.4%

AdvanSix, Inc.†	14,824	331,168
Codexis, Inc.†#	27,544	386,442
Innophos Holdings, Inc.	10,217	286,996
Innospec, Inc.	12,666	1,053,558
Koppers Holdings, Inc.†	9,805	259,931
Orion Engineered Carbons SA	31,039	431,752
Quaker Chemical Corp.	6,837	1,086,126

		3,835,973

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.	25,427	89,249

Chemicals-Other - 0.0%

American Vanguard Corp.	14,790	209,574

Chemicals-Plastics - 0.1%

A. Schulman, Inc. CVR†(1)	15,061	4,492
PolyOne Corp.	40,477	1,295,669

		1,300,161

Chemicals-Specialty - 1.1%

Amyris, Inc.†#	19,408	73,362
Balchem Corp.	16,778	1,489,719
Ferro Corp.†	42,526	433,340
GCP Applied Technologies, Inc.†	28,185	494,647
H.B. Fuller Co.	26,537	1,130,742
Hawkins, Inc.	5,080	225,298
Ingevity Corp.†	21,909	1,668,808
Kraton Corp.†	16,309	447,519
Materion Corp.	10,577	622,351
Minerals Technologies, Inc.	18,355	884,711
Oil-Dri Corp. of America	2,700	83,052
OMNOVA Solutions, Inc.†	22,827	229,411
PQ Group Holdings, Inc.†	19,736	282,027
Rogers Corp.†	9,642	1,276,794
Sensient Technologies Corp.	22,076	1,442,004
Stepan Co.	10,666	1,017,430
Tronox Holdings PLC, Class A	50,054	371,901
Valhi, Inc.	15,088	29,422

		12,202,538

Circuit Boards - 0.1%

TTM Technologies, Inc.†	51,610	550,163

Coal - 0.3%

Advanced Emissions Solutions, Inc.	8,574	108,204
Arch Coal, Inc., Class A#	8,779	672,120
CONSOL Energy, Inc.†	14,330	240,171
Hallador Energy Co.	10,591	42,046
NACCO Industries, Inc., Class A	1,922	95,677
Peabody Energy Corp.	36,876	679,625
Ramaco Resources, Inc.†	4,263	18,160
SunCoke Energy, Inc.†	45,674	285,006
Warrior Met Coal, Inc.	26,935	562,942

		2,703,951

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	11,802	129,232

Coffee - 0.0%

Farmer Brothers Co.†	5,516	66,964
Youngevity International, Inc.†#	4,300	18,404

		85,368

Commercial Services - 0.7%

Acacia Research Corp.†	25,312	66,064
Care.com, Inc.†	11,242	111,183
Collectors Universe, Inc.	4,173	108,164
Emerald Expositions Events, Inc.	12,877	123,104
Forrester Research, Inc.	5,546	193,389
Harsco Corp.†	41,455	742,045
Healthcare Services Group, Inc.#	38,753	873,880
HMS Holdings Corp.†	45,226	1,652,106
LiveRamp Holdings, Inc.†	35,570	1,506,745
Medifast, Inc.#	5,914	591,164
National Research Corp.	6,267	401,276
SP Plus Corp.†	11,884	410,117
Team, Inc.†	15,519	255,753
Weight Watchers International, Inc.†	24,350	730,257

		7,765,247

Commercial Services-Finance - 0.4%

Cardtronics PLC, Class A†	19,896	589,319
Cass Information Systems, Inc.	7,337	371,252
CBIZ, Inc.†	26,733	597,215
EVERTEC, Inc.	31,601	1,101,611
Evo Payments, Inc., Class A†	16,292	483,547
Green Dot Corp., Class A†	25,855	790,646
I3 Verticals, Inc., Class A†	4,810	108,802
International Money Express, Inc.†	6,748	87,994
PRGX Global, Inc.†	10,858	58,525
Priority Technology Holdings, Inc.†#	3,415	19,397

		4,208,308

Communications Software - 0.1%

Avaya Holdings Corp.†	57,789	815,981
Pareteum Corp.†#	55,964	119,763

		935,744

Computer Aided Design - 0.1%

Altair Engineering, Inc., Class A†	20,088	690,224

Computer Data Security - 0.6%

Carbon Black, Inc.†	29,069	758,701
ForeScout Technologies, Inc.†	21,150	757,804
OneSpan, Inc.†	17,067	230,405
Qualys, Inc.†	17,719	1,410,787
Rapid7, Inc.†	25,065	1,345,740
SecureWorks Corp., Class A†#	4,371	52,758
Tenable Holdings, Inc.†	19,289	439,789
Varonis Systems, Inc.†	15,450	1,055,544

		6,051,528

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	21,077	416,271

Computer Services - 1.2%

Carbonite, Inc.†	17,252	207,887
Conduent, Inc.†	90,173	587,026
ExlService Holdings, Inc.†	17,468	1,182,584
Insight Enterprises, Inc.†	18,467	887,524
MAXIMUS, Inc.	33,146	2,550,253
Parsons Corp.†	9,733	331,117
Perspecta, Inc.	73,688	1,912,204
Presidio, Inc.	24,029	384,945
Rimini Street, Inc.†	10,276	49,016
Science Applications International Corp.	30,933	2,722,413
StarTek, Inc.†	8,468	52,756
Sykes Enterprises, Inc.†	20,388	591,252
TTEC Holdings, Inc.	7,462	350,042
Unisys Corp.†#	26,541	173,578
Virtusa Corp.†	14,988	541,666

		12,524,263

Computer Software - 1.0%

Avid Technology, Inc.†	14,578	108,752
Bandwidth, Inc., Class A†#	8,375	730,216
Box, Inc., Class A†	74,664	1,092,334
Cision, Ltd.†	47,708	330,139
Cloudera, Inc.†#	123,003	878,241
Cornerstone OnDemand, Inc.†	29,181	1,522,373
Envestnet, Inc.†	24,896	1,424,300
j2 Global, Inc.	24,301	2,055,865
Simulations Plus, Inc.	6,224	224,749
TiVo Corp.	63,896	481,137
Yext, Inc.†#	48,429	763,725
Zuora, Inc., Class A†	44,411	668,386

		10,280,217

Computers - 0.0%

Inspired Entertainment, Inc.†#	4,609	32,217

Computers-Integrated Systems - 0.6%

Agilysys, Inc.†	9,216	251,136
Cray, Inc.†	21,273	743,066
Cubic Corp.	16,292	1,128,547
Diebold Nixdorf, Inc.†	40,013	448,546
Mercury Systems, Inc.†	27,809	2,381,285
MTS Systems Corp.	9,358	532,189
NetScout Systems, Inc.†	38,920	862,078
PAR Technology Corp.†#	6,025	139,358
USA Technologies, Inc.†#	30,678	252,480

		6,738,685

Computers-Other - 0.3%

3D Systems Corp.†#	59,187	414,309
Lumentum Holdings, Inc.†#	39,860	2,222,593
PlayAGS, Inc.†	13,862	135,016
Stratasys, Ltd.†	26,789	638,114

		3,410,032

Computers-Periphery Equipment - 0.0%

Mitek Systems, Inc.†	19,221	194,901

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†#	16,056	368,485

Consulting Services - 0.6%

CRA International, Inc.	4,080	158,671
Franklin Covey Co.†	5,076	186,746
FTI Consulting, Inc.†	19,649	2,124,843
GP Strategies Corp.†	6,592	84,905
Hackett Group, Inc.	12,739	205,480
Huron Consulting Group, Inc.†	11,683	715,117
ICF International, Inc.	9,456	800,545
Information Services Group, Inc.†	17,967	47,792
Kelly Services, Inc., Class A	17,257	417,792
Navigant Consulting, Inc.	20,291	565,510
R1 RCM, Inc.†	53,331	621,840
Vectrus, Inc.†	5,883	238,026

		6,167,267

Consumer Products-Misc. - 0.4%

Central Garden & Pet Co.†#	5,456	144,147
Central Garden & Pet Co., Class A†	22,147	532,857
Helen of Troy, Ltd.†	13,086	2,008,832
Quanex Building Products Corp.	17,192	296,046
WD-40 Co.	7,160	1,305,268

		4,287,150

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A	13,478	474,291
Greif, Inc., Class B	3,140	130,655

		604,946

Containers-Paper/Plastic - 0.0%

UFP Technologies, Inc.†	3,520	147,066

Cosmetics & Toiletries - 0.2%

e.l.f. Beauty, Inc.†	13,671	223,111
Edgewell Personal Care Co.†	28,168	784,197
Inter Parfums, Inc.	9,172	589,668
Revlon, Inc., Class A†#	3,597	59,458

		1,656,434

Cruise Lines - 0.0%

Lindblad Expeditions Holdings, Inc.†	11,960	223,174

Data Processing/Management - 0.2%

Bottomline Technologies, Inc.†	22,327	920,765
CommVault Systems, Inc.†	17,826	773,114
CSG Systems International, Inc.	17,139	923,449

		2,617,328

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.#	43,560	728,323

Diagnostic Equipment - 0.4%

Accelerate Diagnostics, Inc.†#	14,210	267,006
BioTelemetry, Inc.†	17,290	685,549
GenMark Diagnostics, Inc.†	28,367	169,918
OPKO Health, Inc.†#	176,973	325,630
Quanterix Corp.†	4,961	130,623
Repligen Corp.†	24,705	2,292,871

		3,871,597

Diagnostic Kits - 0.3%

Celcuity, Inc.†	3,065	55,139
Genomic Health, Inc.†	14,036	1,076,000
Meridian Bioscience, Inc.	21,942	202,525
OraSure Technologies, Inc.†	32,045	211,497
Quidel Corp.†	18,447	1,163,083

		2,708,244

Dialysis Centers - 0.0%

American Renal Associates Holdings, Inc.†	9,557	59,253

Direct Marketing - 0.0%

Quotient Technology, Inc.†	41,278	302,981

Disposable Medical Products - 0.3%

BioLife Solutions, Inc.†#	3,477	71,939
CONMED Corp.	14,195	1,430,430
Merit Medical Systems, Inc.†	27,916	970,919
Utah Medical Products, Inc.	1,814	178,352

		2,651,640

Distribution/Wholesale - 0.6%

Anixter International, Inc.†	15,882	952,444
BlueLinx Holdings, Inc.†#	4,659	133,667
Core-Mark Holding Co., Inc.	23,604	764,534
EVI Industries, Inc.#	2,367	70,560
Fossil Group, Inc.†#	24,379	312,051
G-III Apparel Group, Ltd.†	23,561	483,236
H&E Equipment Services, Inc.	16,639	404,161
ScanSource, Inc.†	13,459	380,351
SiteOne Landscape Supply, Inc.†#	21,294	1,665,191
Systemax, Inc.	6,444	129,331
Titan Machinery, Inc.†	9,868	148,612
Triton International, Ltd.	29,597	951,544
Veritiv Corp.†	6,752	111,813

		6,507,495

Diversified Manufacturing Operations - 0.4%

Actuant Corp., Class A	29,067	645,578
Chase Corp.	3,813	382,139
EnPro Industries, Inc.	10,719	667,579
Fabrinet†	18,997	959,159
Federal Signal Corp.	31,134	924,991
LSB Industries, Inc.†#	11,716	54,714
Lydall, Inc.†	8,884	178,657
NL Industries, Inc.†	4,358	16,081
Standex International Corp.	6,540	449,625

		4,278,523

Diversified Minerals - 0.1%

Covia Holdings Corp.†#	21,673	32,509
Livent Corp.†#	76,422	469,995
United States Lime & Minerals, Inc.	1,045	80,643

		583,147

Diversified Operations/Commercial Services - 0.1%

Viad Corp.	10,455	675,707

Drug Delivery Systems - 0.1%

Antares Pharma, Inc.†#	84,262	273,009
Assertio Therapeutics, Inc.†	33,598	48,381
BioDelivery Sciences International, Inc.†	42,489	182,278
Heron Therapeutics, Inc.†#	38,451	712,112
Revance Therapeutics, Inc.†	22,942	243,185
Senseonics Holdings, Inc.†#	55,585	56,697

		1,515,662

E-Commerce/Products - 0.1%

1-800-flowers.com, Inc., Class A†	12,924	190,241
Lands’ End, Inc.†#	5,534	42,889
Overstock.com, Inc.†	14,008	220,346
Stitch Fix, Inc., Class A†#	21,850	416,461

		869,937

E-Commerce/Services - 0.5%

Cargurus, Inc.†#	38,676	1,261,611
Cars.com, Inc.†	34,951	311,414
ChannelAdvisor Corp.†	13,909	119,617
Eventbrite, Inc., Class A†#	19,036	332,749
EverQuote, Inc., Class A†	4,419	98,941
Groupon, Inc.†	235,386	583,757
Leaf Group, Ltd.†	9,005	37,641
Shutterfly, Inc.†	17,859	908,666
Shutterstock, Inc.†	9,947	349,239
Stamps.com, Inc.†	8,728	561,734
Travelzoo†	2,770	32,880
TrueCar, Inc.†	53,960	213,682
Upwork, Inc.†#	28,613	413,744

		5,225,675

E-Marketing/Info - 0.1%

Cardlytics, Inc.†#	7,084	266,146
comScore, Inc.†	25,510	47,449
Liquidity Services, Inc.†	14,271	108,031
New Media Investment Group, Inc.#	31,234	274,234
QuinStreet, Inc.†	23,602	270,243
Rubicon Project, Inc.†	24,969	255,433

		1,221,536

E-Services/Consulting - 0.1%

Perficient, Inc.†	16,816	619,501

Educational Software - 0.1%

Instructure, Inc.†#	17,532	725,124

Electric Products-Misc. - 0.2%

Graham Corp.	4,999	92,032
nLight, Inc.†	16,906	218,425
Novanta, Inc.†	17,547	1,316,025

		1,626,482

Electric-Distribution - 0.1%

Genie Energy, Ltd., Class B#	7,494	53,657
Spark Energy, Inc., Class A#	6,064	57,366
Unitil Corp.	7,606	459,174

		570,197

Electric-Generation - 0.2%

Atlantic Power Corp.†#	55,692	127,535
Ormat Technologies, Inc.	20,679	1,535,829

		1,663,364

Electric-Integrated - 1.6%

ALLETE, Inc.	27,017	2,316,168
Ameresco, Inc., Class A†	11,443	164,779
Avista Corp.	34,197	1,603,839
Black Hills Corp.	31,461	2,413,373
El Paso Electric Co.	21,153	1,410,905
MGE Energy, Inc.	18,186	1,379,408
NorthWestern Corp.	26,396	1,912,126
Otter Tail Corp.	20,545	1,039,988
PNM Resources, Inc.	41,432	2,113,447
Portland General Electric Co.	46,789	2,661,826

		17,015,859

Electronic Components-Misc. - 0.8%

Advanced Energy Industries, Inc.†	19,835	1,024,279
Applied Optoelectronics, Inc.†#	9,903	88,137
Atkore International Group, Inc.†	24,097	699,054
Bel Fuse, Inc., Class B	5,143	56,573
Benchmark Electronics, Inc.	20,096	532,142
Comtech Telecommunications Corp.	12,238	327,366
IntriCon Corp.†#	4,275	74,385
Kimball Electronics, Inc.†	12,784	168,877
Knowles Corp.†	42,386	859,588
NVE Corp.	2,486	159,601
OSI Systems, Inc.†	8,674	910,857
Plexus Corp.†	15,485	885,897
Sanmina Corp.†	35,270	1,019,303
SMART Global Holdings, Inc.†	6,816	193,643
Transcat, Inc.†	3,552	82,513
Vishay Intertechnology, Inc.	69,134	1,094,391
Vishay Precision Group, Inc.†	5,434	169,813
ZAGG, Inc.†#	14,615	93,682

		8,440,101

Electronic Components-Semiconductors - 1.3%

Adesto Technologies Corp.†	13,938	142,168
Alpha & Omega Semiconductor, Ltd.†	10,431	122,877
Ambarella, Inc.†	16,454	919,285
Amkor Technology, Inc.†	51,176	447,790
AVX Corp.	24,525	332,314
AXT, Inc.†	20,065	68,020
CEVA, Inc.†	11,314	355,373
CTS Corp.	16,932	483,070
Diodes, Inc.†	21,394	781,951
DSP Group, Inc.†	11,349	157,070
GSI Technology, Inc.†	7,960	66,864
Impinj, Inc.†#	7,697	280,017
Inphi Corp.†	23,424	1,433,314
Lattice Semiconductor Corp.†	64,975	1,279,358
MACOM Technology Solutions Holdings, Inc.†	23,940	470,181
Photronics, Inc.†	33,979	366,973
Rambus, Inc.†	57,545	721,614
Rudolph Technologies, Inc.†	15,956	350,872
Semtech Corp.†	34,339	1,441,208
Silicon Laboratories, Inc.†	22,400	2,441,600
Synaptics, Inc.†#	18,132	580,587
Xperi Corp.	25,662	470,128

		13,712,634

Electronic Measurement Instruments - 0.3%

Badger Meter, Inc.	14,903	768,697
FARO Technologies, Inc.†	8,977	442,027
Fitbit, Inc., Class A†#	115,388	356,549
Itron, Inc.†	17,870	1,241,072
Mesa Laboratories, Inc.#	1,778	393,347
Stoneridge, Inc.†	14,447	443,667

		3,645,359

Electronic Parts Distribution - 0.2%

Tech Data Corp.†	19,182	1,778,747

Electronic Security Devices - 0.1%

Alarm.com Holdings, Inc.†	19,145	911,302
Napco Security Technologies, Inc.†	6,027	207,811
Wrap Technologies, Inc.†#	3,963	16,446

		1,135,559

Energy-Alternate Sources - 0.6%

Clean Energy Fuels Corp.†	69,994	139,288
Enphase Energy, Inc.†#	47,852	1,419,769
FutureFuel Corp.	13,452	145,013
Green Plains, Inc.	20,577	168,937
Pattern Energy Group, Inc., Class A	46,021	1,249,470
Plug Power, Inc.†#	119,599	259,530
Renewable Energy Group, Inc.†#	19,176	233,372
REX American Resources Corp.†	2,921	200,614
SunPower Corp.†#	32,774	410,330
Sunrun, Inc.†	57,637	883,575
TerraForm Power, Inc., Class A	38,082	645,871
TPI Composites, Inc.†	15,048	265,447
Vivint Solar, Inc.†#	22,720	183,123

		6,204,339

Engineering/R&D Services - 0.4%

Argan, Inc.	7,669	316,806
Exponent, Inc.	26,961	1,911,265
Iteris, Inc.†	14,704	79,990
KBR, Inc.	73,794	1,883,223
Mistras Group, Inc.†	9,378	136,919
VSE Corp.	4,543	144,649

		4,472,852

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	21,236	91,740

Enterprise Software/Service - 1.9%

American Software, Inc., Class A	15,024	236,778
Appian Corp.†#	16,248	966,268

Benefitfocus, Inc.†#	15,438	403,240
Blackbaud, Inc.	25,460	2,316,096
Blackline, Inc.†#	22,287	1,135,077
Daily Journal Corp.†#	591	118,484
Domo, Inc., Class B†#	9,001	223,495
Donnelley Financial Solutions, Inc.†	16,244	172,674
eGain Corp.†	10,617	76,230
Everbridge, Inc.†	16,993	1,464,797
Evolent Health, Inc., Class A†	37,740	259,274
Exela Technologies, Inc.†#	23,359	26,863
Intelligent Systems Corp.†#	3,552	187,865
LivePerson, Inc.†#	31,696	1,259,599
Majesco†	3,952	33,118
ManTech International Corp., Class A	13,954	980,687
MicroStrategy, Inc., Class A†	4,310	617,580
MobileIron, Inc.†	49,828	343,813
Model N, Inc.†	16,914	484,248
Omnicell, Inc.†	21,362	1,533,791
Phunware, Inc.†#	2,256	3,384
Progress Software Corp.	23,170	875,363
PROS Holdings, Inc.†	17,144	1,217,567
QAD, Inc., Class A	5,744	232,747
SailPoint Technologies Holding, Inc.†	44,677	1,006,573
SPS Commerce, Inc.†	18,720	946,109
SVMK, Inc.†	43,717	731,822
Verint Systems, Inc.†	34,094	1,816,869
Workiva, Inc.†	18,261	878,537

		20,548,948

Entertainment Software - 0.0%

Glu Mobile, Inc.†	60,345	267,932

Environmental Consulting & Engineering - 0.2%

NRC Group Holdings Corp.†	5,288	62,081
Tetra Tech, Inc.	28,438	2,306,891

		2,368,972

Filtration/Separation Products - 0.1%

ESCO Technologies, Inc.	13,312	1,013,443

Finance-Commercial - 0.1%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	32,079	886,343
Marlin Business Services Corp.	4,567	98,784
MMA Capital Holdings, Inc.†	2,558	75,717
NewStar Financial, Inc. CVR†(1)	17,919	9,676
On Deck Capital, Inc.†	34,636	112,567

		1,183,087

Finance-Consumer Loans - 0.4%

Curo Group Holdings Corp.†#	9,065	123,465
Elevate Credit, Inc.†	11,492	49,531
Encore Capital Group, Inc.†#	16,099	594,053
Enova International, Inc.†	17,169	410,339
LendingClub Corp.†	34,280	448,725
Nelnet, Inc., Class A	9,327	625,375
Ocwen Financial Corp.†	70,168	125,601
PRA Group, Inc.†	23,452	800,651
Regional Management Corp.†	4,834	124,476
World Acceptance Corp.†	3,469	461,030

		3,763,246

Finance-Credit Card - 0.1%

Meta Financial Group, Inc.	19,159	592,205
Paysign, Inc.†#	15,514	206,181

		798,386

Finance-Investment Banker/Broker - 0.4%

Cowen, Inc.†	14,993	234,041
Diamond Hill Investment Group, Inc.	1,690	227,981
GAIN Capital Holdings, Inc.#	9,936	45,209
Greenhill & Co., Inc.#	8,762	123,019
Houlihan Lokey, Inc.	17,540	774,917
INTL. FCStone, Inc.†	8,309	325,796
Ladenburg Thalmann Financial Services, Inc.	61,891	121,306
Moelis & Co., Class A	24,742	829,599
Oppenheimer Holdings, Inc., Class A	5,038	139,855
Piper Jaffray Cos.	7,170	521,689
PJT Partners, Inc., Class A	12,096	503,315
Siebert Financial Corp.†#	3,952	43,353

		3,890,080

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	27,298	596,461

Finance-Mortgage Loan/Banker - 0.1%

CBTX, Inc.	9,691	260,979
Federal Agricultural Mtg. Corp., Class C	4,700	387,045
Mr. Cooper Group, Inc.†#	39,655	349,360
PennyMac Financial Services, Inc.†	13,015	385,114

		1,382,498

Finance-Other Services - 0.1%

Deluxe Corp.	22,789	1,050,117

Financial Guarantee Insurance - 0.4%

MBIA, Inc.†	44,159	397,431
NMI Holdings, Inc., Class A†	33,939	961,831
Radian Group, Inc.	109,067	2,459,461

		3,818,723

Firearms & Ammunition - 0.2%

American Outdoor Brands Corp.†	28,186	169,398
Axon Enterprise, Inc.†	30,395	1,822,788
Sturm Ruger & Co., Inc.#	8,713	357,320

		2,349,506

Food-Baking - 0.1%

Hostess Brands, Inc.†	52,184	731,620

Food-Canned - 0.0%

Landec Corp.†	12,735	139,958
Seneca Foods Corp., Class A†	3,532	97,059

		237,017

Food-Confectionery - 0.1%

Simply Good Foods Co.†	36,958	1,095,066
Tootsie Roll Industries, Inc.#	8,574	314,494

		1,409,560

Food-Dairy Products - 0.0%

Dean Foods Co.#	42,585	43,011

Food-Meat Products - 0.0%

Nathan’s Famous, Inc.	1,508	100,433

Food-Misc./Diversified - 0.4%

B&G Foods, Inc.#	33,726	570,981
Bridgford Foods Corp.†	902	30,208
Cal-Maine Foods, Inc.	16,415	665,464
J&J Snack Foods Corp.	7,879	1,521,120
John B. Sanfilippo & Son, Inc.	4,495	416,237
Lancaster Colony Corp.	9,850	1,437,115

		4,641,125

Food-Retail - 0.1%

Ingles Markets, Inc., Class A	7,371	286,584
Village Super Market, Inc., Class A	4,299	107,346
Weis Markets, Inc.	4,972	190,080

		584,010

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.#	8,445	748,649
Chefs’ Warehouse, Inc.†	12,579	485,298
Fresh Del Monte Produce, Inc.	16,176	421,223
HF Foods Group, Inc.†	3,919	75,950
Performance Food Group Co.†	53,636	2,509,629
SpartanNash Co.	18,681	201,194
United Natural Foods, Inc.†#	26,478	212,883

		4,654,826

Footwear & Related Apparel - 0.3%

Crocs, Inc.†	33,376	744,285
Rocky Brands, Inc.	3,612	105,254
Steven Madden, Ltd.	44,260	1,470,317
Weyco Group, Inc.	3,199	78,471
Wolverine World Wide, Inc.	45,528	1,181,452

		3,579,779

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.	8,746	186,028
Matthews International Corp., Class A	16,065	470,865

		656,893

Gambling (Non-Hotel) - 0.1%

Golden Entertainment, Inc.†#	8,911	126,358
Monarch Casino & Resort, Inc.†	5,907	262,153
Red Rock Resorts, Inc., Class A	36,378	758,481
Twin River Worldwide Holdings, Inc.	10,909	247,089

		1,394,081

Gas-Distribution - 1.2%

Chesapeake Utilities Corp.	8,325	787,378
New Jersey Resources Corp.	46,271	2,116,436
Northwest Natural Holding Co.	15,000	1,070,400
ONE Gas, Inc.	27,228	2,494,357
RGC Resources, Inc.	3,918	111,193
South Jersey Industries, Inc.#	48,271	1,561,084
Southwest Gas Holdings, Inc.	27,817	2,537,745
Spire, Inc.	25,908	2,199,589

		12,878,182

Gold Mining - 0.1%

Gold Resource Corp.	30,096	102,627
Novagold Resources, Inc.†#	120,595	897,227

		999,854

Golf - 0.1%

Acushnet Holdings Corp.	18,334	476,134
Callaway Golf Co.	48,703	864,965
Drive Shack, Inc.†	31,487	148,304

		1,489,403

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	7,827	191,762
US Ecology, Inc.	11,495	696,252

		888,014

Health Care Cost Containment - 0.2%

CorVel Corp.†	4,698	395,713
HealthEquity, Inc.†#	35,440	2,103,718

		2,499,431

Healthcare Safety Devices - 0.2%

Tandem Diabetes Care, Inc.†	28,917	2,094,458

Home Furnishings - 0.1%

Ethan Allen Interiors, Inc.	12,506	215,103
Flexsteel Industries, Inc.	3,893	58,940
Hooker Furniture Corp.	6,057	108,178
Purple Innovation, Inc.†	1,915	15,799
Sleep Number Corp.†	15,467	647,139

		1,045,159

Hotels/Motels - 0.1%

BBX Capital Corp.	34,123	141,611
Bluegreen Vacations Corp.#	3,731	35,295
Marcus Corp.	11,655	391,142
Red Lion Hotels Corp.†	12,360	64,766
St. Joe Co.†#	17,628	316,951
Target Hospitality Corp.†#	17,205	104,951

		1,054,716

Housewares - 0.0%

Lifetime Brands, Inc.	6,083	46,961
Tupperware Brands Corp.	25,424	330,766

		377,727

Human Resources - 0.9%

AMN Healthcare Services, Inc.†	23,992	1,401,133
ASGN, Inc.†	26,628	1,663,451
Barrett Business Services, Inc.	3,736	325,518
BG Staffing, Inc.	5,172	96,923
Cross Country Healthcare, Inc.†	18,617	190,824
Heidrick & Struggles International, Inc.	9,806	260,349
Insperity, Inc.	20,195	2,000,517
Kforce, Inc.	11,779	383,289
Korn Ferry	29,398	1,148,874
Resources Connection, Inc.	15,932	263,674
TriNet Group, Inc.†	23,286	1,563,189
TrueBlue, Inc.†	20,770	403,146
Willdan Group, Inc.†#	5,179	187,221

		9,888,108

Identification Systems - 0.1%

Brady Corp., Class A	24,899	1,175,482
Digimarc Corp.†#	5,957	235,540

		1,411,022

Independent Power Producers - 0.1%

Clearway Energy, Inc., Class A	18,162	304,395
Clearway Energy, Inc., Class C	38,426	680,140

		984,535

Industrial Audio & Video Products - 0.0%

Akoustis Technologies, Inc.†#	13,084	95,775
GoPro, Inc., Class A†#	63,768	246,782

		342,557

Industrial Automated/Robotic - 0.0%

Hurco Cos., Inc.	3,307	105,527
Ichor Holdings, Ltd.†	11,466	243,767

		349,294

Instruments-Controls - 0.1%

Allied Motion Technologies, Inc.	3,684	118,662
Watts Water Technologies, Inc., Class A	14,383	1,317,914

		1,436,576

Instruments-Scientific - 0.0%

Fluidigm Corp.†	36,021	200,997

Insurance Brokers - 0.1%

Crawford & Co., Class A	8,618	83,164
eHealth, Inc.†	11,643	969,978
Goosehead Insurance, Inc., Class A#	5,827	269,441

		1,322,583

Insurance-Life/Health - 0.4%

American Equity Investment Life Holding Co.	46,975	1,012,311
CNO Financial Group, Inc.	83,446	1,208,298
FBL Financial Group, Inc., Class A	5,045	273,590
FGL Holdings	75,973	606,265
GWG Holdings, Inc.#	948	9,006
Health Insurance Innovations, Inc., Class A†#	5,083	93,222
Independence Holding Co.	2,588	95,808
National Western Life Group, Inc., Class A	1,189	306,548
Tiptree, Inc.	12,957	89,922
Trupanion, Inc.†#	14,813	356,845

		4,051,815

Insurance-Multi-line - 0.3%

Citizens, Inc.†#	25,774	161,861
Genworth Financial, Inc., Class A†	263,746	1,168,395
Horace Mann Educators Corp.	21,549	945,355
United Fire Group, Inc.	11,035	498,340

		2,773,951

Insurance-Property/Casualty - 1.3%

Ambac Financial Group, Inc.†	23,546	424,770
AMERISAFE, Inc.	9,957	684,046
Donegal Group, Inc., Class A	5,380	77,633
Employers Holdings, Inc.	16,449	709,445
Enstar Group, Ltd.†	5,991	1,070,112
FedNat Holding Co.	6,015	73,564
Hallmark Financial Services, Inc.†	6,806	119,650
HCI Group, Inc.#	3,386	131,952
Heritage Insurance Holdings, Inc.	13,881	181,980
Investors Title Co.	726	106,867
James River Group Holdings, Ltd.	15,429	760,341
Kinsale Capital Group, Inc.	10,248	1,006,661
National General Holdings Corp.	35,315	832,728
NI Holdings, Inc.†	4,971	83,513
Palomar Holdings, Inc.†	2,956	100,593
ProAssurance Corp.	27,772	1,085,052
Protective Insurance Corp., Class B	4,895	79,299
RLI Corp.	20,814	1,905,938
Safety Insurance Group, Inc.	7,695	742,106
Selective Insurance Group, Inc.	30,499	2,428,635
State Auto Financial Corp.	8,968	286,707
Stewart Information Services Corp.	12,219	437,685
United Insurance Holdings Corp.	10,743	125,908
Universal Insurance Holdings, Inc.	16,158	403,950
Watford Holdings, Ltd.†	10,546	244,667

		14,103,802

Insurance-Reinsurance - 0.4%

Argo Group International Holdings, Ltd.	17,014	1,118,160
EMC Insurance Group, Inc.	4,913	176,573
Essent Group, Ltd.	50,198	2,434,603
Global Indemnity, Ltd.	4,332	111,549
Greenlight Capital Re, Ltd., Class A†#	15,195	139,642
Third Point Reinsurance, Ltd.†	38,509	362,755

		4,343,282

Internet Application Software - 0.0%

Tucows, Inc., Class A†#	4,918	248,163
VirnetX Holding Corp.†#	31,574	166,079

		414,242

Internet Connectivity Services - 0.2%

Boingo Wireless, Inc.†	22,642	291,403
Cogent Communications Holdings, Inc.	21,886	1,332,638

		1,624,041

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†	58,341	141,769

Internet Content-Information/News - 0.2%

DHI Group, Inc.†	26,644	96,718
HealthStream, Inc.†	13,573	342,990
LiveXLive Media, Inc.†	15,389	34,163
OptimizeRx Corp.†#	6,243	102,448
TechTarget, Inc.†	11,826	280,749
Yelp, Inc.†	39,317	1,317,513

		2,174,581

Internet Security - 0.0%

Zix Corp.†	27,849	204,690

Internet Telephone - 0.1%

8x8, Inc.†#	48,844	1,187,398

Investment Companies - 0.1%

Altus Midstream Co., Class A†	26,246	60,628
Ellington Financial, Inc.	14,054	245,524
Medallion Financial Corp.†	10,750	51,063
PDL Community Bancorp†	4,567	63,892
Rafael Holdings, Inc., Class B†	5,491	110,918

		532,025

Investment Management/Advisor Services - 1.0%

Altisource Portfolio Solutions SA†	3,054	60,469
Ares Management Corp., Class A	33,548	976,247
Artisan Partners Asset Management, Inc., Class A	26,074	694,611
Associated Capital Group, Inc., Class A	1,013	35,212
B. Riley Financial, Inc.	10,515	222,497
Blucora, Inc.†	25,058	565,810
Boston Private Financial Holdings, Inc.	43,215	458,943
Brightsphere Investment Group, Inc.	36,544	332,185
Cohen & Steers, Inc.	11,868	640,041
Columbia Financial, Inc.†	27,570	417,961
Federated Investors, Inc., Class B	50,245	1,609,850
Focus Financial Partners, Inc. Class A†	15,788	323,970
GAMCO Investors, Inc., Class A	2,735	48,328
Hamilton Lane, Inc., Class A	11,355	705,600
Och-Ziff Capital Management Group, Inc., Class A	8,777	197,483
Pzena Investment Management, Inc., Class A	9,201	74,804
Silvercrest Asset Management Group, Inc., Class A	4,463	58,331
Stifel Financial Corp.	35,841	1,914,626
Virtus Investment Partners, Inc.#	3,467	369,894
Waddell & Reed Financial, Inc., Class A#	38,635	624,728
Westwood Holdings Group, Inc.	4,255	116,800
WisdomTree Investments, Inc.#	69,447	334,040

		10,782,430

Lasers-System/Components - 0.1%

II-VI, Inc.†#	32,747	1,228,340

Leisure Products - 0.0%

Escalade, Inc.	5,577	57,611
Johnson Outdoors, Inc., Class A	2,570	143,920
Marine Products Corp.	3,849	58,235

		259,766

Linen Supply & Related Items - 0.1%

UniFirst Corp.	7,889	1,545,534

Machine Tools & Related Products - 0.2%

Kennametal, Inc.	42,793	1,279,083
Luxfer Holdings PLC	14,174	222,673
Milacron Holdings Corp.†	35,760	566,796

		2,068,552

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	11,638	321,209
Hyster-Yale Materials Handling, Inc.	5,271	287,533
Terex Corp.	33,021	819,911

		1,428,653

Machinery-Electrical - 0.1%

Bloom Energy Corp. Class A†#	28,719	128,661
Franklin Electric Co., Inc.	24,084	1,104,252

		1,232,913

Machinery-Farming - 0.1%

Alamo Group, Inc.	5,079	579,920
Lindsay Corp.#	5,626	496,551

		1,076,471

Machinery-General Industrial - 0.7%

Albany International Corp., Class A	15,076	1,239,549
Altra Industrial Motion Corp.	33,524	871,289
Applied Industrial Technologies, Inc.	19,983	1,066,892
Chart Industries, Inc.†	18,476	1,161,032
DXP Enterprises, Inc.†	8,473	274,949
Gencor Industries, Inc.†	4,732	54,134
Kadant, Inc.	5,725	471,110
Manitowoc Co, Inc.†	18,509	231,362
Tennant Co.	9,374	641,088
Twin Disc, Inc.†	5,318	53,765
Welbilt, Inc.†	67,666	1,065,063

		7,130,233

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	11,871	384,264

Machinery-Pumps - 0.3%

Cactus, Inc., Class A†	24,533	624,855
CSW Industrials, Inc.	7,746	528,355
Gorman-Rupp Co.	9,179	274,177
Mueller Water Products, Inc., Class A	81,783	855,450
NN, Inc.#	21,857	140,322
SPX FLOW, Inc.†	21,821	735,586

		3,158,745

Marine Services - 0.0%

SEACOR Marine Holdings, Inc.†	10,038	130,795

Medical Imaging Systems - 0.0%

Lantheus Holdings, Inc.†	19,879	432,567

Medical Information Systems - 0.2%

Allscripts Healthcare Solutions, Inc.†	86,421	784,703
Castlight Health, Inc., Class B†	52,448	73,952
Computer Programs & Systems, Inc.	6,618	139,971
Inovalon Holdings, Inc., Class A†#	36,666	620,389
NextGen Healthcare, Inc.†	28,193	400,622
Tabula Rasa HealthCare, Inc.†#	10,163	577,258

		2,596,895

Medical Instruments - 0.5%

AngioDynamics, Inc.†	19,010	349,214
Apyx Medical Corp.†	17,349	123,351
LivaNova PLC†	25,300	1,964,039
Misonix, Inc.†	3,832	75,031
Natus Medical, Inc.†	17,577	486,531
NuVasive, Inc.†	27,057	1,718,661
Silk Road Medical, Inc.†	3,627	156,287
TransEnterix, Inc.†#	95,887	87,804

		4,960,918

Medical Labs & Testing Services - 0.7%

Avalon GloboCare Corp.†	11,292	22,132
Cellular Biomedicine Group, Inc.†#	6,304	77,791
Invitae Corp.†#	45,146	1,095,242
Medpace Holdings, Inc.†	14,382	1,163,648
Natera, Inc.†	29,152	960,558
Neuronetics, Inc.†#	6,830	72,876
SI-BONE, Inc.†	8,377	162,849

Syneos Health, Inc.†	32,445	1,704,336
Teladoc Health, Inc.†#	37,217	2,154,120
Vapotherm, Inc.†	2,425	28,130

		7,441,682

Medical Laser Systems - 0.0%

Cutera, Inc.†	7,204	207,979

Medical Products - 2.4%

Accuray, Inc.†	45,261	121,300
Alphatec Holdings, Inc.†	15,551	81,332
AtriCure, Inc.†	19,333	529,531
Atrion Corp.	746	579,754
Avanos Medical, Inc.†	24,646	817,754
Avedro, Inc.†	2,628	61,548
AxoGen, Inc.†#	17,671	280,085
Axonics Modulation Technologies, Inc.†#	8,048	267,757
BioSig Technologies, Inc.†	8,162	57,705
Cardiovascular Systems, Inc.†	17,793	861,715
Cerus Corp.†	70,966	381,087
Conformis, Inc.†#	33,279	71,217
Corindus Vascular Robotics, Inc.†	47,840	203,320
CryoLife, Inc.†	18,995	509,066
CytoSorbents Corp.†#	15,951	71,141
Glaukos Corp.†	18,570	1,194,237
Globus Medical, Inc., Class A†	39,616	2,023,189
Haemonetics Corp.†	26,687	3,563,515
Hanger, Inc.†	18,875	356,360
Inogen, Inc.†	9,519	441,396
Inspire Medical Systems, Inc.†	6,940	482,399
Integer Holdings Corp.†	16,934	1,226,022
Intersect ENT, Inc.†	16,002	262,113
Invacare Corp.#	17,521	84,802
iRadimed Corp.†#	2,297	44,056
iRhythm Technologies, Inc.†#	12,893	981,415
LeMaitre Vascular, Inc.	8,430	266,894
Luminex Corp.	21,895	448,848
NanoString Technologies, Inc.†	17,222	438,817
Nevro Corp.†	15,401	1,289,526
Novocure, Ltd.†	44,150	4,011,469
Orthofix Medical, Inc.†	9,415	478,659
OrthoPediatrics Corp.†	4,571	147,141
Pulse Biosciences, Inc.†#	5,859	70,249
Rockwell Medical, Inc.†#	29,063	74,401
RTI Surgical Holdings, Inc.†	29,594	94,109
SeaSpine Holdings Corp.†	8,263	90,810
Shockwave Medical, Inc.†#	3,445	144,173
Sientra, Inc.†#	11,904	81,304
Soliton, Inc.†#	1,142	13,658
Surmodics, Inc.†	6,828	321,326
Tactile Systems Technology, Inc.†	9,461	477,213
Wright Medical Group NV†	65,746	1,370,804
Zynex, Inc.#	8,113	72,530

		25,445,747

Medical-Biomedical/Gene - 5.0%

Abeona Therapeutics, Inc.†	16,769	25,824
ACADIA Pharmaceuticals, Inc.†#	54,891	1,518,285
Acceleron Pharma, Inc.†#	23,464	1,053,768
Acer Therapeutics, Inc.†	2,615	7,061
Achillion Pharmaceuticals, Inc.†	70,989	308,802
Acorda Therapeutics, Inc.†#	23,380	75,517
ADMA Biologics, Inc.†#	14,244	63,813
Aduro Biotech, Inc.†	34,126	41,975
Adverum Biotechnologies, Inc.†	27,675	285,883
Affimed NV†#	31,374	87,220
Agenus, Inc.†#	54,515	157,003
AgeX Therapeutics, Inc.†#	11,081	30,140
Albireo Pharma, Inc.†	5,380	131,541
Alder Biopharmaceuticals, Inc.†#	38,003	340,127
Aldeyra Therapeutics, Inc.†	11,750	51,818
Allakos, Inc.†#	9,038	799,502
Allogene Therapeutics, Inc.†#	20,208	550,264
AMAG Pharmaceuticals, Inc.†#	17,541	191,548
Amicus Therapeutics, Inc.†	120,649	1,193,219
AnaptysBio, Inc.†#	12,799	520,279
Anavex Life Sciences Corp.†#	22,365	59,044
ANI Pharmaceuticals, Inc.†	4,762	311,911
Apellis Pharmaceuticals, Inc.†	25,182	732,796
Arcus Biosciences, Inc.†#	16,428	128,303
Ardelyx, Inc.†	24,571	83,541
Arena Pharmaceuticals, Inc.†	26,030	1,376,727
ArQule, Inc.†	53,127	476,018
Arrowhead Pharmaceuticals, Inc.†#	48,649	1,662,336
Assembly Biosciences, Inc.†	11,785	133,288
Atara Biotherapeutics, Inc.†#	23,113	312,026
Athersys, Inc.†#	66,703	88,715
Audentes Therapeutics, Inc.†	22,849	710,604
Avid Bioservices, Inc.†	29,201	201,487
Avrobio, Inc.†	8,171	159,171
BioCryst Pharmaceuticals, Inc.†#	57,370	171,536
Biohaven Pharmaceutical Holding Co., Ltd.†	17,346	679,790
Blueprint Medicines Corp.†	25,442	1,950,638
Calithera Biosciences, Inc.†	17,938	71,214
Cambrex Corp.†	17,559	1,052,311
Cara Therapeutics, Inc.†#	17,766	416,435
CASI Pharmaceuticals, Inc.†#	26,272	85,647
CEL-SCI Corp.†#	13,731	98,451
Cerecor, Inc.†	11,178	36,217
ChemoCentryx, Inc.†	21,227	141,372
ChromaDex Corp.†#	19,917	77,875
Constellation Pharmaceuticals, Inc.†#	8,053	58,384
Cortexyme, Inc.†	1,505	29,874
Crinetics Pharmaceuticals, Inc.†#	5,753	91,243
Cue Biopharma, Inc.†#	9,400	76,986
Cymabay Therapeutics, Inc.†	35,887	212,451
CytomX Therapeutics, Inc.†	23,459	205,970
Deciphera Pharmaceuticals, Inc.†	7,695	279,175
Denali Therapeutics, Inc.†#	24,980	449,640
Dicerna Pharmaceuticals, Inc.†	26,974	374,939
Dynavax Technologies Corp.†#	33,761	139,771
Editas Medicine, Inc.†#	25,856	642,004
Eidos Therapeutics, Inc.†#	5,766	241,076
Eiger BioPharmaceuticals, Inc.†	12,212	133,111
ElectroCore, Inc.†#	6,762	12,915
Emergent BioSolutions, Inc.†	23,772	1,041,214
Enochian Biosciences, Inc.†#	2,092	9,832
Enzo Biochem, Inc.†	22,990	74,718

Epizyme, Inc.†#	40,458	524,740
Esperion Therapeutics, Inc.†#	12,990	475,954
Evelo Biosciences, Inc.†#	7,162	39,319
Evolus, Inc.†#	5,776	99,578
EyePoint Pharmaceuticals, Inc.†#	32,251	48,377
Fate Therapeutics, Inc.†	27,255	444,802
FibroGen, Inc.†	40,445	1,806,274
Five Prime Therapeutics, Inc.†	17,608	95,611
Forty Seven, Inc.†#	8,604	65,218
Geron Corp.†#	90,116	126,162
GlycoMimetics, Inc.†#	17,619	58,671
Gossamer Bio, Inc.†	10,423	218,466
Halozyme Therapeutics, Inc.†	74,579	1,232,045
Homology Medicines, Inc.†#	12,667	239,533
ImmunoGen, Inc.†	75,560	205,523
Immunomedics, Inc.†#	91,187	1,167,194
Innoviva, Inc.†	33,281	385,727
Inovio Pharmaceuticals, Inc.†#	47,811	103,272
Insmed, Inc.†#	40,390	664,012
Intercept Pharmaceuticals, Inc.†#	12,900	827,922
Intrexon Corp.†#	37,386	218,334
Iovance Biotherapeutics, Inc.†#	59,747	1,255,284
Kaleido Biosciences, Inc.†#	2,628	24,598
Karyopharm Therapeutics, Inc.†#	30,090	259,978
Kezar Life Sciences, Inc.†#	8,104	27,392
Kindred Biosciences, Inc.†#	19,298	143,963
Kiniksa Pharmaceuticals, Ltd., Class A†#	7,269	64,185
Krystal Biotech, Inc.†#	4,565	205,425
Lexicon Pharmaceuticals, Inc.†#	21,623	28,542
Ligand Pharmaceuticals, Inc.†#	9,952	904,736
Lineage Cell Therapeutics, Inc.†#	56,344	52,648
Liquidia Technologies, Inc.†	6,993	28,392
LogicBio Therapeutics, Inc.†#	4,355	43,550
MacroGenics, Inc.†	24,833	356,105
Magenta Therapeutics, Inc.†#	10,145	104,798
Marker Therapeutics, Inc.†#	14,118	72,990
Medicines Co.†#	36,666	1,538,505
MEI Pharma, Inc.†	35,505	60,714
MeiraGTx Holdings PLC†	8,133	164,693
Menlo Therapeutics, Inc.†	8,069	39,699
Mersana Therapeutics, Inc.†	18,711	46,029
Mirati Therapeutics, Inc.†#	13,017	1,067,004
Molecular Templates, Inc.†	8,870	44,616
Mustang Bio, Inc.†#	14,503	57,142
Myriad Genetics, Inc.†	36,546	859,927
NeoGenomics, Inc.†	45,599	1,139,063
Neon Therapeutics, Inc.†#	7,367	19,817
NextCure, Inc.†	1,506	52,303
NGM Biopharmaceuticals, Inc.†#	3,504	62,126
Novavax, Inc.†#	12,226	72,989
Omeros Corp.†#	24,251	448,401
Oncocyte Corp.†#	11,199	22,174
Oncternal Therapeutics, Inc. CVR†#(1)	368	754
Organogenesis Holdings, Inc.†	5,489	22,615
Osmotica Pharmaceuticals PLC†#	4,162	12,736
Pacific Biosciences of California, Inc.†	74,156	411,566
Palatin Technologies, Inc.†#	105,435	95,007
PDL BioPharma, Inc.†	62,011	145,106
Pfenex, Inc.†	15,542	114,234
Pieris Pharmaceuticals, Inc.†	24,113	112,125
PolarityTE, Inc.†#	7,311	27,124
Precision BioSciences, Inc.†#	4,774	40,674
Prothena Corp. PLC†	20,945	176,147
PTC Therapeutics, Inc.†	29,837	1,329,835
Puma Biotechnology, Inc.†#	16,026	172,280
Radius Health, Inc.†#	23,478	664,427
REGENXBIO, Inc.†	17,392	599,850
Replimune Group, Inc.†	6,043	62,726
resTORbio, Inc.†#	7,791	74,949
Retrophin, Inc.†	21,573	271,604
Rigel Pharmaceuticals, Inc.†	87,639	148,110
Rocket Pharmaceuticals, Inc.†#	15,493	168,099
Rubius Therapeutics, Inc.†#	18,205	168,942
Sangamo Therapeutics, Inc.†#	59,848	652,343
Savara, Inc.†	16,550	37,403
Scholar Rock Holding Corp.†#	8,077	85,535
Solid Biosciences, Inc.†#	7,883	63,695
Sorrento Therapeutics, Inc.†#	60,943	128,590
Spark Therapeutics, Inc.†#	17,911	1,744,711
Stemline Therapeutics, Inc.†	20,871	248,574
Strongbridge Biopharma PLC†	18,855	48,834
Syndax Pharmaceuticals, Inc.†	10,473	88,078
Synlogic, Inc.†	8,176	22,811
Synthorx, Inc.†#	3,823	68,470
TCR2 Therapeutics, Inc.†#	925	15,596
Theravance Biopharma, Inc.†#	23,038	507,527
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Tocagen, Inc.†	11,054	35,926
Translate Bio, Inc.†#	15,303	138,951
TransMedics Group, Inc.†	3,439	82,364
Twist Bioscience Corp.†#	11,078	321,594
Tyme Technologies, Inc.†#	30,752	35,980
Ultragenyx Pharmaceutical, Inc.†#	28,470	1,550,761
UNITY Biotechnology, Inc.†#	13,904	84,814
VBI Vaccines, Inc.†#	43,715	26,561
Veracyte, Inc.†	24,271	643,182
Vericel Corp.†#	22,909	378,915
Viking Therapeutics, Inc.†#	33,808	234,966
WaVe Life Sciences, Ltd.†#	11,732	269,836
X4 Pharmaceuticals, Inc.†	3,637	46,372
XBiotech, Inc.†#	8,704	72,678
Y-mAbs Therapeutics, Inc.†	10,602	281,695
Zeneca, Inc. CVR†(1)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	83,627	417,299

		54,194,267

Medical-Drugs - 2.0%

AcelRx Pharmaceuticals, Inc.†#	40,824	95,120
Aclaris Therapeutics, Inc.†	16,053	16,213
Adamas Pharmaceuticals, Inc.†#	11,763	74,224
Aeglea BioTherapeutics, Inc.†	13,631	106,390
Aerie Pharmaceuticals, Inc.†#	21,992	476,347
Aimmune Therapeutics, Inc.†#	23,146	471,947
Akcea Therapeutics, Inc.†#	6,480	136,469
Akorn, Inc.†	48,654	140,610
Alector, Inc.†#	5,120	84,275
Amphastar Pharmaceuticals, Inc.†	18,694	419,867

Athenex, Inc.†#	30,867	454,671
Axcella Health, Inc.†	852	5,904
Beyondspring, Inc.†	5,579	100,701
BioSpecifics Technologies Corp.†	3,196	176,036
Bioxcel Therapeutics, Inc.†	3,141	30,813
Catalyst Pharmaceuticals, Inc.†#	50,257	309,583
cbdMD, Inc.†#	4,916	20,156
Checkpoint Therapeutics, Inc.†#	12,010	37,591
Chiasma, Inc.†	13,568	70,282
Chimerix, Inc.†	24,975	50,449
Clovis Oncology, Inc.†#	25,438	142,707
Coherus Biosciences, Inc.†#	32,247	715,561
Collegium Pharmaceutical, Inc.†	16,744	193,895
Concert Pharmaceuticals, Inc.†	11,223	113,016
Corbus Pharmaceuticals Holdings, Inc.†#	30,926	160,197
Corcept Therapeutics, Inc.†	50,393	635,456
Corium International, Inc. CVR†#(1)	14,912	2,684
Cyclerion Therapeutics, Inc.†	12,302	116,992
Cytokinetics, Inc.†	28,531	400,861
Dova Pharmaceuticals, Inc.†	4,254	63,767
Eagle Pharmaceuticals, Inc.†#	4,835	272,646
Eloxx Pharmaceuticals, Inc.†#	11,823	73,303
Enanta Pharmaceuticals, Inc.†	8,940	630,717
Galectin Therapeutics, Inc.†#	16,802	55,951
Global Blood Therapeutics, Inc.†#	28,365	1,304,223
Gritstone Oncology, Inc.†#	12,984	131,398
Harpoon Therapeutics,, Inc.†#	3,090	44,743
Hookipa Pharma, Inc.†	1,088	9,183
Intellia Therapeutics, Inc.†#	18,967	269,142
Intra-Cellular Therapies, Inc.†#	23,200	198,592
Ironwood Pharmaceuticals, Inc.†	80,070	745,452
Jounce Therapeutics, Inc.†	8,429	31,777
Kadmon Holdings, Inc.†#	67,831	145,158
Kala Pharmaceuticals, Inc.†#	11,377	46,759
KalVista Pharmaceuticals, Inc.†#	6,081	94,985
Kura Oncology, Inc.†	15,099	229,203
Lannett Co., Inc.†#	16,473	169,672
Madrigal Pharmaceuticals, Inc.†#	4,071	377,382
Mallinckrodt PLC†#	43,781	113,393
Marinus Pharmaceuticals, Inc.†	26,143	30,064
MediciNova, Inc.†#	21,447	185,731
Millendo Therapeutics, Inc.†	4,893	29,652
Minerva Neurosciences, Inc.†	15,406	109,999
MyoKardia, Inc.†#	23,148	1,244,668
Ocular Therapeutix, Inc.†#	19,606	84,110
Odonate Therapeutics, Inc.†	4,041	124,503
Optinose, Inc.†#	12,984	99,457
Pacira BioSciences, Inc.†	21,129	786,844
Paratek Pharmaceuticals, Inc.†#	16,676	62,368
PhaseBio Pharmaceuticals, Inc.†	7,149	61,767
Prestige Consumer Healthcare, Inc.†#	27,089	863,597
Principia Biopharma, Inc.†	6,978	277,027
Progenics Pharmaceuticals, Inc.†#	44,309	194,960
Protagonist Therapeutics, Inc.†	7,900	102,937
Ra Pharmaceuticals, Inc.†	16,314	443,741
Reata Pharmaceuticals, Inc., Class A†#	10,473	807,468
Rhythm Pharmaceuticals, Inc.†#	11,969	269,542
Seres Therapeutics, Inc.†#	11,171	45,019
SIGA Technologies, Inc.†#	28,700	144,074
Spectrum Pharmaceuticals, Inc.†	58,086	426,351
Spero Therapeutics, Inc.†	5,338	53,113
Supernus Pharmaceuticals, Inc.†	25,691	694,428
Sutro Biopharma, Inc.†	5,668	45,741
Syros Pharmaceuticals, Inc.†#	18,054	198,052
TG Therapeutics, Inc.†#	40,961	254,368
TherapeuticsMD, Inc.†#	102,629	296,598
Tricida, Inc.†#	11,374	396,839
Turning Point Therapeutics, Inc.†	3,460	188,674
UroGen Pharma, Ltd.†#	9,761	331,386
Vanda Pharmaceuticals, Inc.†	27,130	382,262
Verrica Pharmaceuticals, Inc.†#	6,717	66,565
Voyager Therapeutics, Inc.†#	12,577	224,751
Xeris Pharmaceuticals, Inc.†#	13,891	160,997
Zogenix, Inc.†#	22,223	948,700
Zynerba Pharmaceuticals, Inc.†#	10,832	115,794

		21,518,610

Medical-Generic Drugs - 0.1%

Amneal Pharmaceuticals, Inc.†#	48,814	124,476
Arvinas, Inc.†	9,166	238,407
Endo International PLC†	117,135	277,610
Kodiak Sciences, Inc.†	12,284	135,124
Momenta Pharmaceuticals, Inc.†	51,333	648,336

		1,423,953

Medical-HMO - 0.1%

Magellan Health, Inc.†	11,267	709,934
Tivity Health, Inc.†#	24,731	451,588
Triple-S Management Corp., Class B†	11,930	244,803

		1,406,325

Medical-Hospitals - 0.2%

Community Health Systems, Inc.†#	44,888	111,771
Select Medical Holdings Corp.†	57,321	929,746
Surgery Partners, Inc.†#	12,522	80,642
Tenet Healthcare Corp.†	53,597	1,160,375

		2,282,534

Medical-Nursing Homes - 0.2%

Ensign Group, Inc.	26,362	1,315,464
Genesis Healthcare, Inc.†#	42,460	45,857
National HealthCare Corp.	6,368	514,534

		1,875,855

Medical-Outpatient/Home Medical - 0.5%

Addus HomeCare Corp.†	5,497	483,626
Amedisys, Inc.†	16,344	2,103,636
Joint Corp.†	6,803	114,154
LHC Group, Inc.†	15,685	1,858,673
Providence Service Corp.†	6,076	341,532

		4,901,621

Medical-Wholesale Drug Distribution - 0.0%

Diplomat Pharmacy, Inc.†#	29,999	174,294
Evofem Biosciences, Inc.†#	7,371	38,772
Owens & Minor, Inc.	32,116	163,149

		376,215

Metal Processors & Fabrication - 0.6%

AZZ, Inc.	13,536	558,631

CIRCOR International, Inc.†	10,172	349,611
Helios Technologies, Inc.	15,263	653,104
Lawson Products, Inc.†	2,176	79,315
LB Foster Co., Class A†	5,214	103,811
Mayville Engineering Co., Inc.†	3,285	43,428
Mueller Industries, Inc.	28,901	761,830
Park-Ohio Holdings Corp.	4,592	124,856
RBC Bearings, Inc.†	12,638	2,016,140
Rexnord Corp.†	54,865	1,436,366
Tredegar Corp.	13,575	234,712

		6,361,804

Metal Products-Distribution - 0.1%

Olympic Steel, Inc.	4,805	51,654
Ryerson Holding Corp.†	8,430	57,914
Worthington Industries, Inc.	20,566	713,640

		823,208

Metal Products-Fasteners - 0.1%

Eastern Co.	2,816	62,121
TriMas Corp.†	23,688	695,953

		758,074

Metal-Aluminum - 0.1%

Century Aluminum Co.†	26,165	144,169
Kaiser Aluminum Corp.	8,333	736,887

		881,056

Metal-Diversified - 0.0%

Ferroglobe Representation & Warranty Trust†(1)	36,833	0

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc.#	146,694	1,164,750

Mining Services - 0.0%

Contura Energy, Inc.†	9,897	285,034

Miscellaneous Manufacturing - 0.2%

Hillenbrand, Inc.	32,286	885,928
John Bean Technologies Corp.	16,253	1,663,007

		2,548,935

Motion Pictures & Services - 0.1%

Eros International PLC†	18,626	31,478
IMAX Corp.†	27,256	570,195

		601,673

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	21,893	304,532

Multimedia - 0.1%

E.W. Scripps Co., Class A	28,505	352,322
Entravision Communications Corp., Class A	31,620	96,757
Liberty Media Corp. - Liberty Braves, Series A†	5,182	142,349
Liberty Media Corp. - Liberty Braves, Series C†	18,776	515,589
Media General, Inc. CVR†#(1)	61,443	0

		1,107,017

Networking Products - 0.2%

A10 Networks, Inc.†	29,106	201,996
Calix, Inc.†	23,841	143,284
Extreme Networks, Inc.†	60,912	406,892
Infinera Corp.†#	91,411	487,221
Inseego Corp.†#	23,216	103,079
NeoPhotonics Corp.†	19,759	123,691
NETGEAR, Inc.†	16,215	562,985

		2,029,148

Night Clubs - 0.0%

RCI Hospitality Holdings, Inc.	4,712	83,874

Non-Ferrous Metals - 0.0%

Energy Fuels, Inc.†#	46,185	84,519
Uranium Energy Corp.†#	92,865	87,005

		171,524

Non-Hazardous Waste Disposal - 0.3%

Advanced Disposal Services, Inc.†	37,863	1,227,519
Casella Waste Systems, Inc., Class A†	23,222	1,056,601
Charah Solutions, Inc.†#	4,952	14,064
Covanta Holding Corp.	61,487	1,057,576

		3,355,760

Office Automation & Equipment - 0.0%

AstroNova, Inc.	3,562	58,524
Pitney Bowes, Inc.#	94,411	336,103

		394,627

Office Furnishings-Original - 0.4%

CompX International, Inc.	860	13,029
Herman Miller, Inc.	30,703	1,298,123
HNI Corp.	22,565	703,802
Interface, Inc.	30,952	342,019
Kimball International, Inc., Class B	18,582	326,114
Knoll, Inc.	25,547	589,114
Steelcase, Inc., Class A	45,307	703,618

		3,975,819

Office Supplies & Forms - 0.0%

ACCO Brands Corp.	52,367	485,442

Oil & Gas Drilling - 0.1%

Diamond Offshore Drilling, Inc.†#	33,815	219,459
Nabors Industries, Ltd.#	183,733	308,672
Noble Corp. PLC†	129,273	206,837
Pacific Drilling SA†	15,552	94,556
Parker Drilling Co.†	4,858	83,072
Seadrill, Ltd.†#	30,543	71,776

		984,372

Oil Companies-Exploration & Production - 1.1%

Abraxas Petroleum Corp.†	83,445	43,550
Amplify Energy Corp.	6,808	40,576
Berry Petroleum Corp.	33,011	263,758
Bonanza Creek Energy, Inc.†	9,859	222,419
Brigham Minerals, Inc., Class A	8,383	167,576
California Resources Corp.†#	25,186	246,571
Callon Petroleum Co.†#	119,221	489,998
Carrizo Oil & Gas, Inc.†#	46,311	383,918
Chaparral Energy, Inc., Class A†#	16,185	21,526
CNX Resources Corp.†	101,238	806,867
Comstock Resources, Inc.†#	7,848	44,891
Denbury Resources, Inc.†#	239,583	258,750

DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†	10,160	34,950
Evolution Petroleum Corp.	14,159	83,821
Extraction Oil & Gas, Inc.†#	52,145	210,144
Falcon Minerals Corp.#	20,102	117,798
Goodrich Petroleum Corp.†	4,675	49,508
Gulfport Energy Corp.†	83,454	200,290
HighPoint Resources Corp.†	58,533	68,484
Isramco, Inc.†	385	46,327
Jagged Peak Energy, Inc.†#	34,125	235,462
Laredo Petroleum, Inc.†	94,007	233,137
Magnolia Oil & Gas Corp., Class A†#	52,653	537,587
Mammoth Energy Services, Inc.#	6,771	24,646
Matador Resources Co.†#	57,860	905,509
Montage Resources Corp.†	11,146	33,215
Northern Oil and Gas, Inc.†#	145,540	267,794
Oasis Petroleum, Inc.†	166,400	519,168
Panhandle Oil and Gas, Inc., Class A	8,079	92,343
PDC Energy, Inc.†	34,631	1,102,997
Penn Virginia Corp.†	7,061	201,239
PrimeEnergy Resources Corp.†	271	30,488
QEP Resources, Inc.	124,670	443,825
Ring Energy, Inc.†	31,375	45,808
Roan Resources, Inc.†#	18,586	21,002
Rosehill Resources, Inc.†	5,436	8,426
SandRidge Energy, Inc.†	16,058	75,151
SilverBow Resources, Inc.†	3,686	31,994
SM Energy Co.	58,386	553,499
Southwestern Energy Co.†#	283,258	447,548
SRC Energy, Inc.†#	126,114	633,092
Talos Energy, Inc.†	10,488	199,692
Tellurian, Inc.†#	49,198	321,263
Unit Corp.†	27,677	83,861
W&T Offshore, Inc.†	49,053	214,852
Whiting Petroleum Corp.†#	47,406	314,302

		11,379,622

Oil Field Machinery & Equipment - 0.2%

Dril-Quip, Inc.†	18,857	864,593
Exterran Corp.†	16,385	172,862
Flotek Industries, Inc.†	28,010	58,541
Forum Energy Technologies, Inc.†	43,115	60,792
Natural Gas Services Group, Inc.†	6,551	70,620
Smart Sand, Inc.†	11,237	26,632
Thermon Group Holdings, Inc.†	16,939	368,423
US Silica Holdings, Inc.#	38,194	388,433

		2,010,896

Oil Refining & Marketing - 0.4%

CVR Energy, Inc.	15,416	613,248
Delek US Holdings, Inc.	39,922	1,307,446
Murphy USA, Inc.†	15,887	1,420,298
Par Pacific Holdings, Inc.†	17,927	389,733
Trecora Resources†	11,119	100,627

		3,831,352

Oil-Field Services - 0.7%

Archrock, Inc.	67,138	651,910
C&J Energy Services, Inc.†	34,283	327,745
DMC Global, Inc.	7,526	326,854
Era Group, Inc.†	10,631	100,782
Frank’s International NV†#	55,546	241,625
FTS International, Inc.†	17,307	43,441
Helix Energy Solutions Group, Inc.†	73,939	535,318
Independence Contract Drilling, Inc.†	25,003	26,253
Keane Group, Inc.†	27,653	146,561
KLX Energy Services Holdings, Inc.†	10,846	108,785
Liberty Oilfield Services, Inc., Class A#	23,305	250,995
Matrix Service Co.†	13,840	275,001
McDermott International, Inc.†#	94,554	446,295
MRC Global, Inc.†	41,433	520,813
National Energy Services Reunited Corp.†#	12,359	94,670
NCS Multistage Holdings, Inc.†#	5,984	12,925
Newpark Resources, Inc.†	46,353	306,393
Nine Energy Service, Inc.†	8,281	45,380
NOW, Inc.†	56,432	670,976
Oceaneering International, Inc.†	51,622	669,021
Oil States International, Inc.†	31,216	430,469
ProPetro Holding Corp.†	41,641	443,477
RPC, Inc.#	30,261	160,686
Select Energy Services, Inc., Class A†	30,873	251,924
Solaris Oilfield Infrastructure, Inc., Class A	16,006	220,083
Superior Energy Services, Inc.†	80,947	27,101
TETRA Technologies, Inc.†	63,139	104,811
US Well Services, Inc.†	10,456	31,368

		7,471,662

Optical Supplies - 0.1%

STAAR Surgical Co.†#	23,154	697,167

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	8,329	133,431
Neenah, Inc.	8,722	556,289
P.H. Glatfelter Co.	22,690	326,282
Schweitzer-Mauduit International, Inc.	16,091	539,692
Verso Corp., Class A†	18,165	185,465

		1,741,159

Pastoral & Agricultural - 0.2%

Darling Ingredients, Inc.†	85,576	1,591,714

Patient Monitoring Equipment - 0.0%

CareDx, Inc.†	21,425	488,919

Pharmacy Services - 0.0%

Option Care Health, Inc.†	64,178	224,623

Physical Therapy/Rehabilitation Centers - 0.1%

Catasys, Inc.†#	3,679	51,653
U.S. Physical Therapy, Inc.	6,548	874,289

		925,942

Physicians Practice Management - 0.0%

Apollo Medical Holdings, Inc.†#	3,288	64,379

Pipelines - 0.0%

NextDecade Corp.†#	5,955	33,408
SemGroup Corp., Class A	41,373	365,737

		399,145

Pollution Control - 0.0%

CECO Environmental Corp.†	16,008	111,256

Poultry - 0.1%

Sanderson Farms, Inc.#	10,366	1,550,961

Power Converter/Supply Equipment - 0.3%

Energous Corp.†#	14,492	52,751
Generac Holdings, Inc.†	31,876	2,486,009
Powell Industries, Inc.	4,646	168,743
Vicor Corp.†	9,275	282,795

		2,990,298

Precious Metals - 0.1%

Coeur Mining, Inc.†	105,837	578,929
Hecla Mining Co.	251,012	446,801

		1,025,730

Printing-Commercial - 0.2%

Cimpress NV†#	11,422	1,309,989
Ennis, Inc.	13,282	267,101
LSC Communications, Inc.	17,065	22,185
Quad/Graphics, Inc.#	16,191	145,557
RR Donnelley & Sons Co.#	36,795	89,044

		1,833,876

Private Equity - 0.2%

Kennedy-Wilson Holdings, Inc.	63,938	1,341,419
NexPoint Residential Trust, Inc.	9,756	452,679

		1,794,098

Protection/Safety - 0.0%

ShotSpotter, Inc.†#	4,180	113,821

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	54,398	323,668
Scholastic Corp.	14,812	519,457
Tribune Publishing Co.	9,125	69,806

		912,931

Publishing-Newspapers - 0.2%

Gannett Co., Inc.	55,159	580,273
Lee Enterprises, Inc.†	27,895	49,653
TEGNA, Inc.	113,298	1,621,294

		2,251,220

Publishing-Periodicals - 0.1%

Meredith Corp.#	20,742	908,085
Value Line, Inc.	552	14,793

		922,878

Quarrying - 0.1%

Compass Minerals International, Inc.#	17,778	884,100

Racetracks - 0.4%

Churchill Downs, Inc.	18,314	2,257,384
Empire Resorts, Inc.†#	1,981	19,176
International Speedway Corp., Class A	12,211	549,739
Penn National Gaming, Inc.†	57,868	1,109,330
Speedway Motorsports, Inc.	5,930	117,117

		4,052,746

Radio - 0.0%

Cumulus Media, Inc., Class A†	7,393	100,545
Entercom Communications Corp., Class A#	64,428	229,364
Saga Communications, Inc., Class A	1,979	56,480

		386,389

Real Estate Investment Trusts - 7.9%

Acadia Realty Trust	42,430	1,160,461
AG Mortgage Investment Trust, Inc.	16,956	254,170
Agree Realty Corp.	19,599	1,463,849
Alexander & Baldwin, Inc.	35,756	818,455
Alexander’s, Inc.	1,111	419,480
American Assets Trust, Inc.	24,253	1,136,496
American Finance Trust, Inc.#	55,711	666,861
Anworth Mtg. Asset Corp.	50,884	157,740
Apollo Commercial Real Estate Finance, Inc.	79,231	1,469,735
Ares Commercial Real Estate Corp.	14,062	210,789
Arlington Asset Investment Corp., Class A#	18,800	92,872
Armada Hoffler Properties, Inc.	27,134	470,504
ARMOUR Residential REIT, Inc.#	31,015	509,266
Ashford Hospitality Trust, Inc.	46,906	131,337
Blackstone Mtg. Trust, Inc., Class A#	65,771	2,288,831
Bluerock Residential Growth REIT, Inc.	11,063	136,849
Braemar Hotels & Resorts, Inc.	15,648	143,492
BRT Apartments Corp.	5,076	73,500
Capstead Mtg. Corp.	44,074	320,418
CareTrust REIT, Inc.	49,755	1,183,671
CatchMark Timber Trust, Inc., Class A	25,546	253,161
CBL & Associates Properties, Inc.#	88,331	80,381
Cedar Realty Trust, Inc.	44,682	105,896
Chatham Lodging Trust	23,912	396,700
Cherry Hill Mtg. Investment Corp.	8,172	98,309
Chesapeake Lodging Trust	31,111	801,108
CIM Commercial Trust Corp.	2,101	42,020
City Office REIT, Inc.	20,198	273,481
Clipper Realty, Inc.	7,508	82,138
Colony Credit Real Estate, Inc.	42,154	528,190
Community Healthcare Trust, Inc.	9,346	398,513
CoreCivic, Inc.	62,084	1,052,324
CorEnergy Infrastructure Trust, Inc.#	6,705	302,463
CorePoint Lodging, Inc.	21,501	195,659
DiamondRock Hospitality Co.	104,945	993,829
Dynex Capital, Inc.#	12,489	176,345
Easterly Government Properties, Inc.	35,564	730,840
EastGroup Properties, Inc.	18,921	2,356,043
Essential Properties Realty Trust, Inc.	37,832	859,165
Exantas Capital Corp.	15,891	178,138
Farmland Partners, Inc.#	15,099	91,047
First Industrial Realty Trust, Inc.	65,717	2,559,677
Four Corners Property Trust, Inc.	35,695	1,016,951
Franklin Street Properties Corp.	54,090	409,461
Front Yard Residential Corp.	25,804	286,166
GEO Group, Inc.	62,022	1,064,298
Getty Realty Corp.	17,389	552,275
Gladstone Commercial Corp.	15,601	353,675
Gladstone Land Corp.#	8,499	97,824
Global Medical REIT, Inc.	16,031	175,219
Global Net Lease, Inc.	43,977	843,479
Granite Point Mtg. Trust, Inc.	27,680	506,267

Great Ajax Corp.	8,368	122,005
Healthcare Realty Trust, Inc.	66,680	2,215,776
Hersha Hospitality Trust	18,181	252,716
Independence Realty Trust, Inc.	46,890	652,240
Industrial Logistics Properties Trust	33,774	722,426
Innovative Industrial Properties, Inc.#	4,885	435,547
Invesco Mtg. Capital, Inc.	67,410	1,013,172
Investors Real Estate Trust	6,138	425,057
iStar, Inc.#	32,219	412,403
Jernigan Capital, Inc.	10,857	209,649
Kite Realty Group Trust	43,178	617,014
KKR Real Estate Finance Trust, Inc.	13,158	248,818
Ladder Capital Corp.	53,643	900,130
Lexington Realty Trust	119,384	1,240,400
LTC Properties, Inc.	20,515	1,001,132
Mack-Cali Realty Corp.	47,253	962,544
Monmouth Real Estate Investment Corp.	47,504	623,252
National Health Investors, Inc.	21,814	1,809,689
National Storage Affiliates Trust	29,663	992,524
New Senior Investment Group, Inc.	43,143	269,644
New York Mortgage Trust, Inc.	108,634	668,099
NorthStar Realty Europe Corp.	23,038	390,033
Office Properties Income Trust	24,859	673,928
One Liberty Properties, Inc.	8,022	214,829
Orchid Island Capital, Inc.#	26,880	145,958
Pebblebrook Hotel Trust	67,775	1,827,892
Pennsylvania Real Estate Investment Trust#	36,178	185,955
PennyMac Mtg. Investment Trust	39,281	854,755
Physicians Realty Trust	96,764	1,675,953
Piedmont Office Realty Trust, Inc., Class A	65,256	1,288,153
PotlatchDeltic Corp.#	34,468	1,326,329
Preferred Apartment Communities, Inc., Class A#	22,570	303,792
PS Business Parks, Inc.	10,430	1,873,332
QTS Realty Trust, Inc., Class A	28,520	1,399,191
Ready Capital Corp.#	16,251	238,565
Redwood Trust, Inc.	50,102	831,693
Retail Opportunity Investments Corp.	58,682	1,027,522
Retail Value, Inc.	7,772	287,486
Rexford Industrial Realty, Inc.	54,120	2,391,563
RLJ Lodging Trust	89,733	1,454,572
RPT Realty	40,696	484,282
Ryman Hospitality Properties, Inc.	23,915	1,905,069
Sabra Health Care REIT, Inc.	93,257	2,016,216
Saul Centers, Inc.	6,192	311,024
Senior Housing Properties Trust	123,362	1,047,343
Seritage Growth Properties, Class A	17,029	665,664
Spirit MTA REIT	22,466	188,714
STAG Industrial, Inc.	65,916	1,916,837
Summit Hotel Properties, Inc.	53,945	602,026
Sunstone Hotel Investors, Inc.	118,949	1,562,990
Tanger Factory Outlet Centers, Inc.#	47,616	673,290
Terreno Realty Corp.	32,388	1,637,537
TPG RE Finance Trust, Inc.	25,830	501,360
UMH Properties, Inc.	18,251	234,708
Uniti Group, Inc.#	96,432	712,633
Universal Health Realty Income Trust	6,681	645,986
Urban Edge Properties	59,985	1,050,337
Urstadt Biddle Properties, Inc., Class A	15,410	323,456
Washington Prime Group, Inc.#	97,358	314,466
Washington Real Estate Investment Trust	41,800	1,107,282
Western Asset Mtg. Capital Corp.	24,539	230,667
Whitestone REIT#	19,765	245,481
Xenia Hotels & Resorts, Inc.	59,070	1,193,805

		84,726,729

Real Estate Management/Services - 0.4%

Cushman & Wakefield PLC†	53,392	899,121
eXp World Holdings, Inc.†#	8,309	72,288
Marcus & Millichap, Inc.†	11,965	431,697
Maui Land & Pineapple Co., Inc.†	3,517	36,999
Newmark Group, Inc., Class A	74,823	649,464
RE/MAX Holdings, Inc., Class A	9,310	238,988
Realogy Holdings Corp.#	59,291	283,411
Redfin Corp.†	45,999	776,923
RMR Group, Inc., Class A	7,898	367,968
Safehold, Inc.	3,879	113,655

		3,870,514

Real Estate Operations & Development - 0.1%

American Realty Investors, Inc.†#	1,298	15,044
Consolidated-Tomoka Land Co.	2,600	165,984
FRP Holdings, Inc.†	3,668	180,429
Griffin Industrial Realty, Inc.	503	18,103
Legacy Housing Corp.†#	2,429	35,876
McGrath RentCorp	12,614	807,674
Stratus Properties, Inc.†	3,058	80,425
Transcontinental Realty Investors, Inc.†	553	16,209

		1,319,744

Recreational Centers - 0.0%

OneSpaWorld Holdings, Ltd.†#	23,662	371,493

Recreational Vehicles - 0.1%

Camping World Holdings, Inc., Class A#	17,155	130,378
Malibu Boats, Inc., Class A†	10,808	300,678
MasterCraft Boat Holdings, Inc.†	9,592	145,319

		576,375

Rental Auto/Equipment - 0.5%

Aaron’s, Inc.	35,209	2,257,249
Avis Budget Group, Inc.†	30,823	763,486
CAI International, Inc.†	8,810	186,596
Herc Holdings, Inc.†	12,559	518,435
Hertz Global Holdings, Inc.†	52,878	640,353
Rent-A-Center, Inc.†	25,380	647,951
Textainer Group Holdings, Ltd.†	14,670	116,920

		5,130,990

Resorts/Theme Parks - 0.3%

Marriott Vacations Worldwide Corp.	23,010	2,268,556
SeaWorld Entertainment, Inc.†	26,297	762,876

		3,031,432

Retail-Apparel/Shoe - 0.6%

Abercrombie & Fitch Co., Class A#	34,666	506,817
American Eagle Outfitters, Inc.	84,321	1,418,279
Ascena Retail Group, Inc.†#	81,595	20,309

Boot Barn Holdings, Inc.†	14,580	499,365
Buckle, Inc.#	15,053	295,039
Caleres, Inc.	21,306	429,316
Cato Corp., Class A	11,403	195,333
Chico’s FAS, Inc.	60,822	189,765
Children’s Place, Inc.#	8,005	698,436
Designer Brands, Inc.	33,890	558,846
Duluth Holdings, Inc., Class B†#	5,594	51,409
Express, Inc.†	34,286	72,686
Genesco, Inc.†	9,232	329,398
Guess?, Inc.#	29,850	539,390
J. Jill, Inc.#	8,782	16,422
RTW RetailWinds, Inc.†	15,806	15,964
Shoe Carnival, Inc.#	4,988	153,331
Tailored Brands, Inc.#	26,044	141,158
Tilly’s, Inc., Class A	11,319	121,227
Vera Bradley, Inc.†	10,664	112,932
Winmark Corp.	1,274	207,025

		6,572,447

Retail-Appliances - 0.0%

Conn’s, Inc.†#	10,374	209,140

Retail-Arts & Crafts - 0.0%

Michaels Cos., Inc.†#	44,519	252,423

Retail-Automobile - 0.4%

America’s Car-Mart, Inc.†	3,252	278,956
Asbury Automotive Group, Inc.†	10,059	948,564
Group 1 Automotive, Inc.	9,190	686,677
Lithia Motors, Inc., Class A	11,534	1,511,761
Rush Enterprises, Inc., Class A	14,343	517,926
Rush Enterprises, Inc., Class B	2,404	89,381
Sonic Automotive, Inc., Class A#	12,690	341,488

		4,374,753

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.#	65,674	635,068

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	20,464	79,810

Retail-Building Products - 0.3%

At Home Group, Inc.†#	24,835	167,388
Beacon Roofing Supply, Inc.†	35,390	1,128,233
BMC Stock Holdings, Inc.†	34,706	882,574
Foundation Building Materials, Inc.†	7,731	132,432
GMS, Inc.†	16,736	493,043
Tile Shop Holdings, Inc.#	20,331	54,690

		2,858,360

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	5,863	206,553
PCM, Inc.†	4,931	172,585

		379,138

Retail-Discount - 0.2%

Big Lots, Inc.	20,750	472,062
BJ’s Wholesale Club Holdings, Inc.†	59,074	1,551,283
Citi Trends, Inc.	5,912	99,381

		2,122,726

Retail-Drug Store - 0.0%

Rite Aid Corp.†#	28,233	182,385

Retail-Floor Coverings - 0.0%

Lumber Liquidators Holdings, Inc.†#	14,860	139,833

Retail-Hair Salons - 0.0%

Regis Corp.†	14,855	240,205

Retail-Home Furnishings - 0.2%

Bassett Furniture Industries, Inc.	5,173	63,007
Haverty Furniture Cos., Inc.	9,625	184,319
La-Z-Boy, Inc.	23,375	744,961
Lovesac Co.†	3,037	52,237
RH†	9,496	1,360,302

		2,404,826

Retail-Jewelry - 0.1%

Movado Group, Inc.	8,201	176,486
Signet Jewelers, Ltd.	27,009	330,590

		507,076

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	11,582	167,476
Party City Holdco, Inc.†#	28,103	132,084

		299,560

Retail-Major Department Stores - 0.0%

J.C. Penney Co., Inc.†#	165,763	123,344

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†#	8,288	37,130
Gaia, Inc.†#	5,474	36,512
GameStop Corp., Class A#	53,042	210,577
Hudson, Ltd., Class A†	20,667	224,237
PriceSmart, Inc.	11,708	707,514
Sally Beauty Holdings, Inc.†#	62,885	769,083

		1,985,053

Retail-Office Supplies - 0.0%

Office Depot, Inc.	283,208	368,170

Retail-Pawn Shops - 0.2%

EZCORP, Inc., Class A†#	26,496	208,524
FirstCash, Inc.	22,077	2,179,662

		2,388,186

Retail-Pet Food & Supplies - 0.1%

Freshpet, Inc.†	16,176	793,918
PetIQ, Inc.†#	9,837	311,439
PetMed Express, Inc.#	10,462	165,300

		1,270,657

Retail-Petroleum Products - 0.1%

World Fuel Services Corp.	34,577	1,327,757

Retail-Regional Department Stores - 0.0%

Dillard’s, Inc., Class A#	5,543	324,376

Retail-Restaurants - 1.5%

Biglari Holdings, Inc., Class B†	492	43,153
BJ’s Restaurants, Inc.	10,782	392,896
Bloomin’ Brands, Inc.	47,891	863,954
Brinker International, Inc.#	19,472	739,936
Cannae Holdings, Inc.†	35,218	979,765
Carrols Restaurant Group, Inc.†	18,190	132,787
Cheesecake Factory, Inc.#	21,954	834,032
Chuy’s Holdings, Inc.†	8,761	222,267

Cracker Barrel Old Country Store, Inc.#	10,034	1,659,624
Dave & Buster’s Entertainment, Inc.#	18,984	817,261
Del Frisco’s Restaurant Group, Inc.†	17,327	138,096
Del Taco Restaurants, Inc.†	15,037	168,114
Denny’s Corp.†	30,624	722,420
Dine Brands Global, Inc.#	8,692	613,221
El Pollo Loco Holdings, Inc.†#	11,229	114,648
Fiesta Restaurant Group, Inc.†	12,218	105,563
Habit Restaurants, Inc., Class A†	10,725	93,951
J Alexander’s Holdings, Inc.†	6,689	78,930
Jack in the Box, Inc.	13,446	1,147,213
Noodles & Co.†#	14,876	85,835
Papa John’s International, Inc.#	11,523	573,384
Potbelly Corp.†	10,983	50,851
Red Robin Gourmet Burgers, Inc.†	6,760	226,392
Ruth’s Hospitality Group, Inc.	14,867	289,163
Shake Shack, Inc., Class A†	14,691	1,456,760
Texas Roadhouse, Inc.	35,530	1,828,374
Waitr Holdings, Inc.†#	27,330	47,281
Wingstop, Inc.	15,291	1,531,699

		15,957,570

Retail-Sporting Goods - 0.1%

Hibbett Sports, Inc.†#	9,538	157,758
Sportsman’s Warehouse Holdings, Inc.†#	22,108	93,296
Zumiez, Inc.†	10,398	270,140

		521,194

Retail-Vision Service Center - 0.1%

National Vision Holdings, Inc.†	40,237	1,141,121

Retail-Vitamins & Nutrition Supplements - 0.0%

GNC Holdings, Inc., Class A†#	42,606	83,508

Retirement/Aged Care - 0.1%

Brookdale Senior Living, Inc.†	96,173	786,695

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	26,199	615,415

Rubber/Plastic Products - 0.3%

Myers Industries, Inc.	18,482	311,052
Proto Labs, Inc.†	14,053	1,331,381
Raven Industries, Inc.	18,691	545,216
Trinseo SA	21,330	748,470

		2,936,119

Satellite Telecom - 0.2%

Gogo, Inc.†#	28,613	115,024
Intelsat SA†#	34,932	722,394
Iridium Communications, Inc.†#	51,605	1,247,809
KVH Industries, Inc.†	8,449	78,576
Loral Space & Communications, Inc.†	6,688	247,389

		2,411,192

Savings & Loans/Thrifts - 1.4%

Axos Financial, Inc.†#	30,125	780,539
Banc of California, Inc.	23,606	343,939
BankFinancial Corp.	7,263	84,687
Berkshire Hills Bancorp, Inc.	24,098	706,794
Brookline Bancorp, Inc.	40,861	573,688
Capitol Federal Financial, Inc.	68,817	926,965
Community Bankers Trust Corp.	11,257	87,354
Dime Community Bancshares, Inc.	16,521	327,611
Entegra Financial Corp.†	3,513	105,531
ESSA Bancorp, Inc.	4,928	75,398
First Capital, Inc.#	1,688	95,541
First Defiance Financial Corp.	10,120	264,638
First Financial Northwest, Inc.	4,130	56,664
Flushing Financial Corp.	14,085	271,700
FS Bancorp, Inc.	2,083	100,817
Greene County Bancorp, Inc.	1,723	46,349
Hingham Institution for Savings	723	130,212
Home Bancorp, Inc.	4,053	151,096
HomeTrust Bancshares, Inc.	8,394	211,697
Investors Bancorp, Inc.	120,157	1,333,743
Malvern Bancorp, Inc.†	3,936	83,246
Meridian Bancorp, Inc.	24,997	436,948
MutualFirst Financial, Inc.	3,084	93,044
Northfield Bancorp, Inc.	22,986	356,743
Northwest Bancshares, Inc.	52,299	826,847
OceanFirst Financial Corp.	26,333	553,520
Oritani Financial Corp.	20,541	351,867
Pacific Premier Bancorp, Inc.	31,995	942,573
Provident Financial Holdings, Inc.	3,052	61,620
Provident Financial Services, Inc.	32,172	766,015
Prudential Bancorp, Inc.	4,557	73,732
Riverview Bancorp, Inc.	11,079	78,107
Southern Missouri Bancorp, Inc.	4,101	136,973
Territorial Bancorp, Inc.	4,058	110,986
Timberland Bancorp, Inc.	3,865	98,828
United Community Financial Corp.	24,890	240,189
United Financial Bancorp, Inc.	26,452	330,650
Washington Federal, Inc.	41,758	1,486,585
Waterstone Financial, Inc.	12,674	210,262
WSFS Financial Corp.	27,391	1,129,057

		15,042,755

Schools - 0.8%

Adtalem Global Education, Inc.†	29,424	1,256,993
American Public Education, Inc.†	8,482	205,519
Career Education Corp.†	35,925	736,822
Chegg, Inc.†	60,458	2,396,555
K12, Inc.†	20,091	529,398
Laureate Education, Inc., Class A†	49,555	906,856
Rosetta Stone, Inc.†	10,706	195,385
Strategic Education, Inc.	11,113	1,880,653

		8,108,181

Security Services - 0.2%

Brink’s Co.	26,012	1,957,403

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†	6,893	84,370

Semiconductor Components-Integrated Circuits - 0.3%

Cirrus Logic, Inc.†	30,883	1,656,564
MaxLinear, Inc.†	33,966	673,206
Power Integrations, Inc.	14,757	1,313,668

		3,643,438

Semiconductor Equipment - 0.5%

Aquantia Corp.†	14,655	193,153
Axcelis Technologies, Inc.†	17,122	262,138
Brooks Automation, Inc.	36,982	1,232,610

Cabot Microelectronics Corp.	15,111	1,883,586
Cohu, Inc.	20,976	250,034
FormFactor, Inc.†	38,741	662,084
Nanometrics, Inc.†	12,102	330,263
Ultra Clean Holdings, Inc.†	20,349	242,967
Veeco Instruments, Inc.†	25,084	232,278

		5,289,113

Silver Mining - 0.0%

Pan American Silver Corp. CVR†(1)(2)	171,891	36,097

Software Tools - 0.0%

Digital Turbine, Inc.†	40,314	306,790

Specified Purpose Acquisitions - 0.0%

GTY Technology Holdings, Inc.†	15,732	98,482

Steel Pipe & Tube - 0.1%

Advanced Drainage Systems, Inc.	18,965	595,312
Northwest Pipe Co.†	4,985	114,655
Omega Flex, Inc.	1,511	127,226
Synalloy Corp.	4,332	69,485
TimkenSteel Corp.†	20,968	109,453

		1,016,131

Steel-Producers - 0.3%

AK Steel Holding Corp.†#	164,112	354,482
Carpenter Technology Corp.	24,543	1,193,772
Commercial Metals Co.	61,444	962,827
Schnitzer Steel Industries, Inc., Class A	13,386	296,366

		2,807,447

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.†#	65,543	1,299,062

Storage/Warehousing - 0.1%

Mobile Mini, Inc.	23,307	728,577

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†	10,942	83,925

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E	16,077	291,476

Telecom Equipment-Fiber Optics - 0.4%

Acacia Communications, Inc.†	19,527	1,231,177
Clearfield, Inc.†	5,835	62,376
Finisar Corp.†	61,363	1,387,418
Harmonic, Inc.†	44,883	295,779
Viavi Solutions, Inc.†	119,789	1,663,869

		4,640,619

Telecom Services - 0.2%

Consolidated Communications Holdings, Inc.#	36,728	148,014
GTT Communications, Inc.†#	17,333	164,837
Ooma, Inc.†	10,108	126,350
ORBCOMM, Inc.†	38,767	178,716
RigNet, Inc.†	7,470	58,565
Spok Holdings, Inc.	9,336	109,698
Vonage Holdings Corp.†	117,988	1,559,801

		2,345,981

Telecommunication Equipment - 0.1%

ADTRAN, Inc.	24,834	255,045
Airgain, Inc.†	4,822	54,151
Casa Systems, Inc.†	16,494	95,006
DASAN Zhone Solutions, Inc.†	3,184	33,973
Digi International, Inc.†	14,463	184,837
Plantronics, Inc.	17,418	541,177
Preformed Line Products Co.	1,600	82,000

		1,246,189

Telephone-Integrated - 0.1%

Cincinnati Bell, Inc.†	25,843	140,327
Frontier Communications Corp.†#	54,658	43,754
IDT Corp., Class B†	8,676	76,522
Shenandoah Telecommunications Co.	24,983	787,964

		1,048,567

Television - 0.1%

Central European Media Enterprises, Ltd., Class A†	46,203	214,382
Gray Television, Inc.†	47,446	725,924

		940,306

Textile-Apparel - 0.0%

Unifi, Inc.†	7,513	144,550

Textile-Products - 0.0%

Culp, Inc.	5,744	80,646

Theaters - 0.0%

AMC Entertainment Holdings, Inc., Class A#	26,878	298,614
Reading International, Inc., Class A†	8,844	109,666

		408,280

Therapeutics - 0.4%

Akebia Therapeutics, Inc.†#	61,507	254,024
Anika Therapeutics, Inc.†	7,193	408,275
Axsome Therapeutics, Inc.†#	12,687	322,884
CorMedix, Inc.†	12,278	94,295
Flexion Therapeutics, Inc.†#	17,597	231,752
G1 Therapeutics, Inc.†#	17,628	639,896
La Jolla Pharmaceutical Co.†	10,791	103,270
MannKind Corp.†#	97,688	107,457
Portola Pharmaceuticals, Inc.†#	34,766	1,010,300
Recro Pharma, Inc.†	9,979	117,353
Xencor, Inc.†#	24,649	918,915

		4,208,421

Tobacco - 0.2%

22nd Century Group, Inc.†#	60,285	118,159
Greenlane Holdings, Inc., Class A†#	3,232	20,038
Pyxus International, Inc.†#	4,396	58,775
Turning Point Brands, Inc.#	4,311	154,549
Universal Corp.	12,790	640,267
Vector Group, Ltd.#	55,065	643,159

		1,634,947

Tools-Hand Held - 0.2%

MSA Safety, Inc.	18,396	1,943,169

Toys - 0.0%

Funko, Inc., Class A†#	8,854	212,407

Traffic Management Sys - 0.0%

Arlo Technologies, Inc.†	38,515	120,937

Transactional Software - 0.2%

ACI Worldwide, Inc.†	56,846	1,692,874
InnerWorkings, Inc.†	22,999	97,516
Synchronoss Technologies, Inc.†	19,935	158,682

		1,949,072

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	30,467	615,434
Atlas Air Worldwide Holdings, Inc.†	12,112	313,095

		928,529

Transport-Equipment & Leasing - 0.2%

GATX Corp.	18,824	1,397,117
General Finance Corp.†	6,050	50,034
Greenbrier Cos., Inc.	16,732	389,688
Willis Lease Finance Corp.†	1,520	93,890

		1,930,729

Transport-Marine - 0.4%

Ardmore Shipping Corp.†	17,396	108,551
Costamare, Inc.	25,578	148,097
DHT Holdings, Inc.	46,180	259,532
Diamond S Shipping, Inc.†	11,448	124,783
Dorian LPG, Ltd.†	14,484	150,489
Eagle Bulk Shipping, Inc.†#	23,061	106,081
GasLog, Ltd.	21,080	259,284
Genco Shipping & Trading, Ltd.†	7,904	75,562
Golar LNG, Ltd.#	49,369	578,111
International Seaways, Inc.†	13,138	226,236
Nordic American Tankers, Ltd.#	72,590	129,210
Overseas Shipholding Group, Inc., Class A†	33,712	54,950
Safe Bulkers, Inc.†	26,858	55,327
Scorpio Bulkers, Inc.	27,918	176,721
Scorpio Tankers, Inc.	22,585	593,760
SEACOR Holdings, Inc.†	9,064	425,736
Ship Finance International, Ltd.#	42,362	596,033
Teekay Corp.#	35,774	131,291
Teekay Tankers, Ltd., Class A†	99,229	110,144
Tidewater, Inc.†	19,642	309,558

		4,619,456

Transport-Services - 0.3%

CryoPort, Inc.†#	14,101	306,838
Daseke, Inc.†#	23,822	41,927
Echo Global Logistics, Inc.†	14,281	286,191
Forward Air Corp.	14,891	927,709
Hub Group, Inc., Class A†	17,188	740,115
Matson, Inc.	22,149	786,954
Radiant Logistics, Inc.†	20,364	99,376
Universal Logistics Holdings, Inc.	4,389	91,950

		3,281,060

Transport-Truck - 0.3%

ArcBest Corp.	13,270	392,925
Covenant Transportation Group, Inc., Class A†	6,571	94,491
Heartland Express, Inc.	23,930	492,240
Marten Transport, Ltd.	20,442	402,094
P.A.M. Transportation Services, Inc.†	1,021	58,901
Roadrunner Transportation Systems, Inc.†#	1,859	17,884
Saia, Inc.†	13,514	1,155,988
US Xpress Enterprises, Inc. Class A†#	11,376	47,779
Werner Enterprises, Inc.	23,581	770,627
YRC Worldwide, Inc.†#	17,375	37,877

		3,470,806

Travel Services - 0.0%

Liberty TripAdvisor Holdings, Inc., Class A†	37,834	330,669

Venture Capital - 0.0%

Safeguard Scientifics, Inc.†	10,155	121,454

Veterinary Diagnostics - 0.2%

Heska Corp.†	3,614	253,666
Neogen Corp.†	26,713	1,883,801

		2,137,467

Vitamins & Nutrition Products - 0.1%

Lifevantage Corp.†	7,280	88,525
Natural Grocers by Vitamin Cottage, Inc.†	4,722	44,576
Nature’s Sunshine Products, Inc.†	4,557	42,881
USANA Health Sciences, Inc.†	7,045	478,848

		654,830

Water - 0.5%

American States Water Co.	19,107	1,767,971
Artesian Resources Corp., Class A	4,167	151,679
California Water Service Group	25,049	1,413,766
Connecticut Water Service, Inc.	6,310	442,583
Consolidated Water Co., Ltd.	7,516	110,185
Global Water Resources, Inc.	6,145	73,187
Middlesex Water Co.	8,353	509,867
PICO Holdings, Inc.†	9,532	91,793
SJW Group	13,716	937,214
York Water Co.	6,728	251,223

		5,749,468

Water Treatment Systems - 0.1%

AquaVenture Holdings, Ltd.†	6,208	109,757
Energy Recovery, Inc.†#	19,353	187,144
Evoqua Water Technologies Corp.†	39,008	603,064
Pure Cycle Corp.†	8,919	96,771

		996,736

Web Hosting/Design - 0.3%

Endurance International Group Holdings, Inc.†	37,299	187,987
NIC, Inc.	34,261	713,314
Q2 Holdings, Inc.†	20,877	1,877,886

		2,779,187

Web Portals/ISP - 0.0%

Meet Group, Inc.†	37,901	130,758

Wire & Cable Products - 0.2%

Belden, Inc.	20,335	927,479
Encore Wire Corp.	10,609	572,780
Insteel Industries, Inc.	9,611	179,726

		1,679,985

Wireless Equipment - 0.2%

Anterix, Inc.†	4,820	186,775
CalAmp Corp.†	17,029	163,478
InterDigital, Inc.	16,565	814,501
Maxar Technologies, Inc.#	31,138	220,457
Ribbon Communications, Inc.†	31,092	160,746
Sonim Technologies, Inc.†	1,877	13,627
TESSCO Technologies, Inc.	3,222	47,621

		1,607,205

Wound, Burn & Skin Care - 0.0%

Dermira, Inc.†#	24,293	194,587

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	19,617	516,908
ViewRay, Inc.†#	36,173	142,522

		659,430

Total Long-Term Investment Securities (cost $835,415,619)		985,444,412

SHORT-TERM INVESTMENT SECURITIES - 3.3%
Registered Investment Companies - 2.9%

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(3)(4)	30,906,709	30,906,709

U.S. Government Treasuries - 0.4%

United States Treasury Bills 2.07% due 09/10/2019(5)	$2,000,000	1,999,217
2.08% due 09/26/2019(5)	3,000,000	2,996,296

		4,995,513

Total Short-Term Investment Securities (cost $35,901,374)		35,902,222

REPURCHASE AGREEMENTS - 7.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount $84,024,921 collateralized by $76,175,000 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 01/15/2022 and having an approximate value of $85,701,522 (cost $84,021,000)	84,021,000	84,021,000

TOTAL INVESTMENTS (cost $955,337,993)	102.9%	1,105,367,634
Liabilities in excess of other assets	(2.9)	(31,267,230)

NET ASSETS	100.0%	$1,074,100,404

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
Pan American Silver Corp. CVR	06/22/2018	171,891	$52,963	$36,097	$0.21	0.00%

(3)

At August 31, 2019, the Fund had loaned securities with a total value of $138,054,516. This was secured by collateral of $30,906,709, which was received in cash and subsequently invested in short-term investments currently valued at $30,906,709 as reported in the Portfolio of Investments. Additional collateral of $111,548,626 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
Federal National Mtg. Assoc.	3.50%	12/01/47	$169,839
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	13,298,669
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	98,080,118

(4)	The rate shown is the 7-day yield as of August 31, 2019.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR - Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1,176	Long	E-mini Russell 2000 Index	September 2019	$91,038,575	$87,858,960	($3,179,615)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*

Common Stocks:
Chemicals-Plastics	$1,295,669	$—	$4,492	$1,300,161
Finance-Commercial	1,173,411	—	9,676	1,183,087
Medical-Biomedical/Gene	54,191,084	—	3,183	54,194,267
Medical-Drugs	21,515,926	—	2,684	21,518,610
Metal-Diversified	—	—	0	0
Multimedia	1,107,017	—	0	1,107,017
Oil Companies - Exploration & Production	11,379,622	—	0	11,379,622
Silver Mining	—	—	36,097	36,097
Other Industries	894,725,551	—	—	894,725,551
Short-Term Investment Securities:
Registered Investment Companies	30,906,709	—	—	30,906,709
U.S. Government Treasuries	—	4,995,513	—	4,995,513
Repurchase Agreements	—	84,021,000	—	84,021,000

Total Investment at Value	$1,016,294,989	$89,016,513	$56,132	$1,105,367,634

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$3,179,615	$—	$—	$3,179,615

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.7%
Apparel Manufacturers - 0.4%

Delta Apparel, Inc.†	42,228	$947,596

Auto/Truck Parts & Equipment-Replacement - 1.1%

Douglas Dynamics, Inc.	57,470	2,399,947

Banks-Commercial - 11.9%

Associated Banc-Corp.	131,874	2,537,256
CVB Financial Corp.	55,587	1,143,425
First Citizens BancShares, Inc., Class A	8,421	3,743,977
First Hawaiian, Inc.	105,769	2,718,263
Hancock Whitney Corp.	72,269	2,537,365
IBERIABANK Corp.	32,210	2,222,168
LegacyTexas Financial Group, Inc.	27,306	1,103,162
Renasant Corp.	81,965	2,687,632
South State Corp.	33,733	2,482,074
UMB Financial Corp.	73,804	4,599,465

		25,774,787

Batteries/Battery Systems - 0.4%

EnerSys	17,012	952,672

Beverages-Non-alcoholic - 0.9%

Cott Corp.	156,759	1,976,731

Building & Construction Products-Misc. - 1.9%

Simpson Manufacturing Co., Inc.	65,494	4,204,715

Building Products-Cement - 2.9%

Eagle Materials, Inc.	73,832	6,215,916

Building Products-Doors & Windows - 0.4%

Griffon Corp.	55,664	971,337

Chemicals-Diversified - 2.3%

Innospec, Inc.	59,387	4,939,811

Chemicals-Plastics - 1.0%

A. Schulman, Inc. CVR†(1)	71,421	21,301
PolyOne Corp.	66,817	2,138,812

		2,160,113

Chemicals-Specialty - 1.4%

Element Solutions, Inc.†	61,806	576,650
PQ Group Holdings, Inc.†	56,171	802,683
Sensient Technologies Corp.	24,405	1,594,135

		2,973,468

Commercial Services - 0.3%

Healthcare Services Group, Inc.#	29,226	659,046

Commercial Services-Finance - 0.1%

Liberty Tax, Inc.†	22,831	273,059

Computer Services - 2.1%

MAXIMUS, Inc.	16,034	1,233,656
Parsons Corp.†	49,072	1,669,429
Sykes Enterprises, Inc.†	55,079	1,597,291

		4,500,376

Computer Software - 0.2%

Cision, Ltd.†	62,827	434,763

Computers-Integrated Systems - 0.5%

NCR Corp.†	36,611	1,153,613

Computers-Memory Devices - 0.0%

GlassBridge Enterprises, Inc.†#	292	4,097

Consumer Products-Misc. - 4.8%

Central Garden & Pet Co.†#	56,643	1,496,508
Central Garden & Pet Co., Class A†	69,522	1,672,699
Helen of Troy, Ltd.†	23,666	3,632,968
Quanex Building Products Corp.	85,926	1,479,646
Spectrum Brands Holdings, Inc.#	37,393	2,089,147

		10,370,968

Containers-Metal/Glass - 1.6%

Silgan Holdings, Inc.	117,258	3,489,598

Diversified Operations/Commercial Services - 1.1%

Viad Corp.	36,655	2,369,013

E-Marketing/Info - 0.3%

New Media Investment Group, Inc.#	86,432	758,873

Electric Products-Misc. - 1.4%

Littelfuse, Inc.	3,609	563,257
Novanta, Inc.†	33,382	2,503,650

		3,066,907

Electric-Integrated - 3.5%

Hawaiian Electric Industries, Inc.	90,447	4,015,847
IDACORP, Inc.	33,160	3,641,299

		7,657,146

Electronic Components-Misc. - 1.5%

Atkore International Group, Inc.†	114,609	3,324,807

Electronic Components-Semiconductors - 0.9%

AVX Corp.	98,669	1,336,965
DSP Group, Inc.†	45,342	627,533

		1,964,498

Electronic Measurement Instruments - 0.5%

Badger Meter, Inc.	21,128	1,089,782

Finance-Leasing Companies - 0.4%

Aircastle, Ltd.	38,345	837,838

Finance-Other Services - 0.8%

Deluxe Corp.	39,288	1,810,391

Food-Baking - 0.9%

Hostess Brands, Inc.†	143,166	2,007,187

Food-Misc./Diversified - 4.6%

J&J Snack Foods Corp.	20,350	3,928,771
Nomad Foods, Ltd.†	204,327	4,117,189
TreeHouse Foods, Inc.†	37,232	1,885,801

		9,931,761

Footwear & Related Apparel - 1.0%

Steven Madden, Ltd.	62,848	2,087,811

Human Resources - 0.8%

Korn Ferry	42,395	1,656,797

Identification Systems - 0.3%

Brady Corp., Class A	12,669	598,103

Insurance-Life/Health - 0.3%

CNO Financial Group, Inc.	38,707	560,477

Insurance-Property/Casualty - 5.4%

Enstar Group, Ltd.†	11,253	2,010,011
Hanover Insurance Group, Inc.	16,831	2,241,048
ProAssurance Corp.	72,882	2,847,500
Stewart Information Services Corp.	57,737	2,068,139
White Mountains Insurance Group, Ltd.	2,318	2,458,702

		11,625,400

Investment Companies - 1.6%

Apollo Investment Corp.#	103,908	1,698,896
New Mountain Finance Corp.#	135,689	1,830,444

		3,529,340

Investment Management/Advisor Services - 1.6%

Artisan Partners Asset Management, Inc., Class A	82,284	2,192,046
Westwood Holdings Group, Inc.	46,981	1,289,628

		3,481,674

Machinery-Electrical - 1.8%

Franklin Electric Co., Inc.	87,449	4,009,537

Machinery-Farming - 0.2%

Alamo Group, Inc.	4,549	519,405

Machinery-General Industrial - 0.8%

Kadant, Inc.	20,939	1,723,070

Machinery-Pumps - 2.0%

CSW Industrials, Inc.	58,962	4,021,798
NN, Inc.#	64,177	412,016

		4,433,814

Medical Products - 1.2%

Avanos Medical, Inc.†	38,724	1,284,862
Hanger, Inc.†	48,468	915,076
ICU Medical, Inc.†	2,703	437,210

		2,637,148

Medical-Biomedical/Gene - 0.2%

Innoviva, Inc.†	44,601	516,926

Medical-Drugs - 0.8%

Prestige Consumer Healthcare, Inc.†#	57,203	1,823,632

Medical-Wholesale Drug Distribution - 0.5%

Premier, Inc., Class A†	32,382	1,141,789

Metal Processors & Fabrication - 2.1%

Mueller Industries, Inc.	169,644	4,471,816

Metal Products-Fasteners - 0.3%

TriMas Corp.†	18,831	553,255

Miscellaneous Manufacturing - 0.7%

Hillenbrand, Inc.	57,036	1,565,068

Networking Products - 0.7%

NETGEAR, Inc.†	42,353	1,470,496

Office Supplies & Forms - 0.5%

ACCO Brands Corp.	106,451	986,801

Oil Companies-Exploration & Production - 2.0%

Berry Petroleum Corp.	66,560	531,814
Callon Petroleum Co.†#	121,715	500,249
Magnolia Oil & Gas Corp., Class A†#	70,357	718,345
Penn Virginia Corp.†	21,329	607,877
QEP Resources, Inc.	231,540	824,282
WPX Energy, Inc.†	103,276	1,111,250

		4,293,817

Oil Field Machinery & Equipment - 0.1%

Forum Energy Technologies, Inc.†	138,611	195,442

Oil-Field Services - 1.3%

C&J Energy Services, Inc.†	53,012	506,795
Oil States International, Inc.†	53,646	739,778
Patterson-UTI Energy, Inc.	148,984	1,288,712
TETRA Technologies, Inc.†	159,356	264,531

		2,799,816

Paper & Related Products - 3.3%

Neenah, Inc.	77,023	4,912,527
Schweitzer-Mauduit International, Inc.	65,301	2,190,195

		7,102,722

Printing-Commercial - 0.8%

Ennis, Inc.	86,625	1,742,029

Publishing-Newspapers - 0.2%

A.H. Belo Corp., Class A	133,475	476,506

Quarrying - 0.6%

Compass Minerals International, Inc.#	24,737	1,230,171

Real Estate Investment Trusts - 4.8%

Acadia Realty Trust	66,296	1,813,195
Apollo Commercial Real Estate Finance, Inc.	105,511	1,957,229
Invesco Mtg. Capital, Inc.	56,694	852,111
Pebblebrook Hotel Trust	73,456	1,981,108
Two Harbors Investment Corp.#	127,490	1,610,199
Washington Real Estate Investment Trust	82,871	2,195,253

		10,409,095

Retail-Apparel/Shoe - 0.6%

American Eagle Outfitters, Inc.	19,902	334,752
Urban Outfitters, Inc.†#	40,099	938,717

		1,273,469

Retail-Discount - 0.7%

BJ’s Wholesale Club Holdings, Inc.†	56,005	1,470,691

Retail-Restaurants - 5.8%

Denny’s Corp.†	214,630	5,063,122
Dine Brands Global, Inc.#	59,061	4,166,753
Jack in the Box, Inc.	7,684	655,599
Wendy’s Co.	122,903	2,703,866

		12,589,340

Savings & Loans/Thrifts - 0.5%

United Financial Bancorp, Inc.	87,513	1,093,913

Semiconductor Equipment - 2.0%

Brooks Automation, Inc.	41,917	1,397,094
Cabot Microelectronics Corp.	23,433	2,920,923

		4,318,017

Transactional Software - 0.5%

ACI Worldwide, Inc.†	34,643	1,031,669

Wire & Cable Products - 0.6%

Belden, Inc.	29,514	1,346,134

Total Common Stocks
(cost $209,549,425)		209,986,006

PREFERRED SECURITIES - 0.3%
Investment Companies - 0.3%

Steel Partners Holdings LP Series A 6.00% (cost $398,026)	28,727	593,212

Total Long-Term Investment Securities
(cost $209,947,451)		210,579,218

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(2)(3) (cost $1,114,477)	$1,114,477	1,114,477

TOTAL INVESTMENTS
(cost $211,061,928)	97.5%	211,693,695
Other assets less liabilities	2.5	5,461,484

NET ASSETS	100.0%	$217,155,179

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

At August 31, 2019, the Fund had loaned securities with a total value of $13,274,015. This was secured by collateral of $1,114,477, which was received in cash and subsequently invested in short-term investments currently valued at $1,114,477 as reported in the Portfolio of Investments. Additional collateral of $12,624,234 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	$2,292,500
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	10,331,734

(3)	The rate shown is the 7-day yield as of August 31, 2019.
CVR	- Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$2,138,812	$—	$21,301	$2,160,113
Other Industries	207,825,893	—	—	207,825,893
Preferred Secutities	593,212	—	—	593,212
Short-Term Investment Securities	1,114,477	—	—	1,114,477

Total Investments at Value	$211,672,394	$—	$21,301	$211,693,695

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 93.2%
Advanced Materials - 0.5%

Hexcel Corp.	7,744	$651,658

Advertising Services - 0.5%

Trade Desk, Inc., Class A†#	2,345	576,331

Aerospace/Defense - 1.6%

Teledyne Technologies, Inc.†	6,377	1,967,878

Aerospace/Defense-Equipment - 2.1%

Aerojet Rocketdyne Holdings, Inc.†#	29,796	1,556,245
HEICO Corp., Class A	9,526	1,051,289

		2,607,534

Apparel Manufacturers - 0.3%

Columbia Sportswear Co.	3,398	318,698

Applications Software - 1.6%

HubSpot, Inc.†	8,969	1,790,930
Medallia, Inc.†#	4,074	145,116

		1,936,046

Banks-Commercial - 0.7%

First Republic Bank	3,451	309,623
Glacier Bancorp, Inc.	14,817	588,087

		897,710

Building & Construction Products-Misc. - 0.6%

Fortune Brands Home & Security, Inc.	15,163	774,223

Building-Maintenance & Services - 0.4%

Rollins, Inc.#	13,637	447,430

Chemicals-Specialty - 1.0%

Ashland Global Holdings, Inc.	17,470	1,279,503

Coatings/Paint - 1.3%

RPM International, Inc.	23,390	1,582,801

Commercial Services-Finance - 2.2%

Euronet Worldwide, Inc.†	9,093	1,392,502
Global Payments, Inc.	7,715	1,280,536

		2,673,038

Communications Software - 0.2%

Slack Technologies, Inc., Class A†#	8,914	255,297

Computer Aided Design - 0.9%

Cadence Design Systems, Inc.†	15,646	1,071,438

Computer Data Security - 0.5%

ForeScout Technologies, Inc.†	15,752	564,394

Computer Software - 2.2%

InterXion Holding NV†	24,565	1,988,291
Splunk, Inc.†	6,274	701,559

		2,689,850

Consulting Services - 2.0%

Booz Allen Hamilton Holding Corp.	31,567	2,383,624

Decision Support Software - 0.7%

MSCI, Inc.	3,455	810,647

Diagnostic Kits - 0.7%

IDEXX Laboratories, Inc.†	3,063	887,474

Disposable Medical Products - 1.7%

Teleflex, Inc.	5,571	2,027,398

Distribution/Wholesale - 0.7%

SiteOne Landscape Supply, Inc.†#	10,697	836,505

Diversified Manufacturing Operations - 0.5%

Standex International Corp.	9,225	634,219

Drug Delivery Systems - 1.4%

DexCom, Inc.†	9,667	1,658,954

E-Commerce/Services - 1.2%

IAC/InterActiveCorp†	5,928	1,509,506

Electric Products-Misc. - 1.2%

Novanta, Inc.†	19,649	1,473,675

Electronic Components-Semiconductors - 2.0%

Marvell Technology Group, Ltd.	59,059	1,415,644
Monolithic Power Systems, Inc.	7,078	1,065,664

		2,481,308

Electronic Measurement Instruments - 1.5%

Badger Meter, Inc.	21,283	1,097,777
Keysight Technologies, Inc.†	7,342	711,146

		1,808,923

Electronic Security Devices - 1.3%

Allegion PLC	16,242	1,563,617

Enterprise Software/Service - 4.4%

Black Knight, Inc.†	34,652	2,157,087
Coupa Software, Inc.†	10,209	1,418,337
Paycom Software, Inc.†	3,253	813,640
Tyler Technologies, Inc.†	3,682	944,580

		5,333,644

Entertainment Software - 1.1%

Take-Two Interactive Software, Inc.†	10,267	1,354,936

Finance-Investment Banker/Broker - 1.0%

Evercore, Inc., Class A	15,445	1,231,893

Finance-Other Services - 1.3%

Cboe Global Markets, Inc.	13,644	1,625,819

Food-Misc./Diversified - 0.9%

Beyond Meat, Inc.†#	2,083	349,173
McCormick & Co., Inc.	4,423	720,374

		1,069,547

Healthcare Safety Devices - 0.7%

Tandem Diabetes Care, Inc.†	12,512	906,244

Hotels/Motels - 1.5%

Choice Hotels International, Inc.#	19,661	1,788,758

Industrial Automated/Robotic - 0.9%

Cognex Corp.	23,221	1,046,803

Instruments-Scientific - 1.6%

PerkinElmer, Inc.	23,147	1,914,257

Internet Application Software - 2.2%

Okta, Inc.†	11,112	1,405,668
Zendesk, Inc.†	16,149	1,295,150

		2,700,818

Internet Security - 0.9%

Proofpoint, Inc.†	9,338	1,060,890

Internet Telephone - 0.9%

RingCentral, Inc., Class A†	7,408	1,045,491

Machine Tools & Related Products - 0.9%

Colfax Corp.†#	40,175	1,092,760

Machinery-General Industrial - 1.7%

IDEX Corp.	7,216	1,188,548

Welbilt, Inc.†#	54,341	855,327

		2,043,875

Machinery-Pumps - 0.7%

Xylem, Inc.	11,711	897,180

Medical Instruments - 0.3%

Silk Road Medical, Inc.†#	8,497	366,136

Medical Labs & Testing Services - 1.6%

Castle Biosciences, Inc.†	8,224	229,614
Medpace Holdings, Inc.†	11,171	903,846
SI-BONE, Inc.†#	11,701	227,467
Teladoc Health, Inc.†#	9,315	539,152

		1,900,079

Medical Products - 4.7%

ABIOMED, Inc.†	1,351	260,837
Cooper Cos., Inc.	5,390	1,669,552
Glaukos Corp.†#	7,886	507,149
Nevro Corp.†	7,493	627,389
West Pharmaceutical Services, Inc.	18,623	2,708,902

		5,773,829

Medical-Biomedical/Gene - 6.9%

ACADIA Pharmaceuticals, Inc.†#	26,841	742,422
Alder Biopharmaceuticals, Inc.†#	65,876	589,590
Alnylam Pharmaceuticals, Inc.†	5,414	436,856
Amarin Corp. PLC ADR†#	27,506	412,315
Atreca, Inc., Class A†#	19,822	384,745
Bluebird Bio, Inc.†#	7,721	797,656
Exelixis, Inc.†	43,875	870,919
Guardant Health, Inc.†#	11,305	989,527
Incyte Corp.†	11,505	941,339
Moderna, Inc.†	28,823	453,386
Rigel Pharmaceuticals, Inc.†	100,231	169,390
Stemline Therapeutics, Inc.†	67,270	801,186
Synthorx, Inc.†#	25,140	450,257
Y-mAbs Therapeutics, Inc.†	11,888	315,864

		8,355,452

Medical-Drugs - 0.5%

Alector, Inc.†#	21,052	346,516
BioSpecifics Technologies Corp.†	4,972	273,858

		620,374

Metal Processors & Fabrication - 0.7%

RBC Bearings, Inc.†	5,618	896,240

Miscellaneous Manufacturing - 1.0%

Hillenbrand, Inc.	21,677	594,817
John Bean Technologies Corp.	6,116	625,789

		1,220,606

Office Automation & Equipment - 0.9%

Zebra Technologies Corp., Class A†	5,624	1,153,089

Office Supplies & Forms - 1.0%

Avery Dennison Corp.	10,107	1,168,066

Real Estate Investment Trusts - 3.6%

Equity LifeStyle Properties, Inc.	10,753	1,448,644
Ryman Hospitality Properties, Inc.	10,648	848,220
SBA Communications Corp.	5,418	1,421,846
Terreno Realty Corp.	13,118	663,246

		4,381,956

Recreational Centers - 0.4%

Planet Fitness, Inc., Class A†	7,659	540,802

Resort/Theme Parks - 1.2%

Vail Resorts, Inc.	6,026	1,423,823

Retail-Apparel/Shoe - 1.7%

Burlington Stores, Inc.†	10,542	2,134,650

Retail-Floor Coverings - 0.8%

Floor & Decor Holdings, Inc., Class A†#	18,849	927,748

Retail-Misc./Diversified - 1.0%

Five Below, Inc.†	10,252	1,259,663

Retail-Restaurants - 3.2%

Domino’s Pizza, Inc.	5,566	1,262,591
Dunkin’ Brands Group, Inc.	16,941	1,396,616
Wingstop, Inc.#	11,915	1,193,526

		3,852,733

Schools - 2.1%

Bright Horizons Family Solutions, Inc.†	15,766	2,602,178

Semiconductor Equipment - 1.6%

Entegris, Inc.	31,365	1,343,363
MKS Instruments, Inc.	7,953	622,640

		1,966,003

Shipbuilding - 0.8%

Huntington Ingalls Industries, Inc.	4,661	974,149

Telecom Equipment-Fiber Optics - 1.2%

Viavi Solutions, Inc.†	103,082	1,431,809

Telephone-Integrated - 0.3%

Zayo Group Holdings, Inc.†	11,144	375,107

Therapeutics - 2.4%

Agios Pharmaceuticals, Inc.†#	17,724	672,626
GW Pharmaceuticals PLC ADR†#	3,722	530,050
Neurocrine Biosciences, Inc.†	8,811	875,989
Sarepta Therapeutics, Inc.†#	10,118	912,138

		2,990,803

Transport-Truck - 0.5%

Old Dominion Freight Line, Inc.	3,740	612,462

Veterinary Diagnostics - 1.3%

Elanco Animal Health, Inc.†	27,663	719,791
Neogen Corp.†	11,639	820,783

		1,540,574

Web Hosting/Design - 1.3%

Wix.com, Ltd.†	11,610	1,628,302

Total Long-Term Investment Securities
(cost $94,441,269)		113,579,227

SHORT-TERM INVESTMENT SECURITIES - 7.5%
Registered Investment Companies - 7.5%

State Street Institutional U.S. Government Money Market Fund, Administration Class 1.82%(1)	8,016,294	8,016,294

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(1)(2)	1,095,126	1,095,126

Total Short-Term Investment Securities
(cost $9,111,420)		9,111,420

TOTAL INVESTMENTS
(cost $103,552,689)	100.7%	122,690,647
Liabilities in excess of other assets	(0.7)	(843,613)

NET ASSETS	100.0%	$121,847,034

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2019.
(2)

At August 31, 2019, the Fund had loaned securities with a total value of $16,161,752. This was secured by collateral of $1,095,126, which was received in cash and subsequently invested in short-term investments currently valued at $1,095,126 as reported in the Portfolio of Investments. Additional collateral of $15,504,773 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
Federal National Mtg. Assoc.	3.50%	12/01/2047 to 12/01/2047	$107,168
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	867,560
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	14,530,045

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$113,579,227	$—	$—	$113,579,227
Short-Term Investment Securities	9,111,420	—	—	9,111,420

Total Investments at Value	$122,690,647	$—	$—	$122,690,647

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.8%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	$77,289	$1,536,505
Omnicom Group, Inc.	43,966	3,344,054

		4,880,559

Aerospace/Defense - 2.0%

Boeing Co.	104,488	38,043,036
General Dynamics Corp.	54,225	10,371,616
Lockheed Martin Corp.	49,087	18,854,808
Northrop Grumman Corp.	33,908	12,473,736
Raytheon Co.	55,623	10,308,054
TransDigm Group, Inc.	9,770	5,259,386

		95,310,636

Aerospace/Defense-Equipment - 0.7%

Arconic, Inc.	79,733	2,060,301
L3Harris Technologies, Inc.	44,214	9,347,282
United Technologies Corp.	161,977	21,095,884

		32,503,467

Agricultural Biotech - 0.1%

Corteva, Inc.	149,533	4,384,308

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	44,148	2,127,492
Mosaic Co.	70,875	1,303,391

		3,430,883

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	111,860	4,256,273

Airlines - 0.4%

Alaska Air Group, Inc.	24,663	1,472,875
American Airlines Group, Inc.	79,059	2,080,042
Delta Air Lines, Inc.	118,963	6,883,199
Southwest Airlines Co.	97,601	5,106,484
United Airlines Holdings, Inc.†	44,138	3,721,275

		19,263,875

Apparel Manufacturers - 0.2%

Capri Holdings, Ltd.†	30,141	795,120
Hanesbrands, Inc.	72,183	986,020
PVH Corp.	14,960	1,133,968
Ralph Lauren Corp.	10,422	920,679
Tapestry, Inc.	57,938	1,196,420
Under Armour, Inc., Class A†#	37,546	698,731
Under Armour, Inc., Class C†	38,794	656,394
VF Corp.	65,034	5,329,536

		11,716,868

Appliances - 0.0%

Whirlpool Corp.	12,648	1,759,210

Applications Software - 5.2%

Intuit, Inc.	51,769	14,928,109
Microsoft Corp.	1,530,207	210,954,337
salesforce.com, Inc.†	170,571	26,621,016

		252,503,462

Athletic Footwear - 0.4%

NIKE, Inc., Class B	250,958	21,205,951

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.	782,534	7,175,837
General Motors Co.	263,416	9,770,099

		16,945,936

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	69,182	4,535,572

Auto/Truck Parts & Equipment-Original - 0.1%

Aptiv PLC	51,488	4,282,257
BorgWarner, Inc.	41,389	1,350,523

		5,632,780

Banks-Commercial - 0.5%

BB&T Corp.	152,949	7,288,020
Citizens Financial Group, Inc.	91,531	3,088,256
First Republic Bank	32,906	2,952,326
M&T Bank Corp.	27,282	3,988,901
Regions Financial Corp.	202,333	2,958,109
SVB Financial Group†	10,448	2,033,390
Zions Bancorp NA	36,456	1,497,977

		23,806,979

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp.	175,912	7,398,859
Northern Trust Corp.	43,468	3,822,141
State Street Corp.	74,518	3,823,519

		15,044,519

Banks-Super Regional - 1.7%

Comerica, Inc.	30,784	1,897,834
Fifth Third Bancorp	145,207	3,840,725
Huntington Bancshares, Inc.	208,966	2,768,799
KeyCorp	201,348	3,342,377
PNC Financial Services Group, Inc.	90,148	11,622,782
SunTrust Banks, Inc.	88,629	5,451,570
US Bancorp	298,847	15,746,248
Wells Fargo & Co.	807,738	37,616,359

		82,286,694

Beverages-Non-alcoholic - 1.7%

Coca-Cola Co.	766,720	42,200,269
Monster Beverage Corp.†	78,154	4,585,295
PepsiCo, Inc.	279,933	38,275,239

		85,060,803

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B	33,218	1,959,530
Constellation Brands, Inc., Class A	33,390	6,823,246

		8,782,776

Brewery - 0.0%

Molson Coors Brewing Co., Class B	37,499	1,925,949

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†#	31,521	869,980
Discovery, Inc., Class C†	72,000	1,874,160
Fox Corp., Class A	70,761	2,347,142
Fox Corp., Class B	32,423	1,063,474

		6,154,756

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	27,933	1,426,259

Building Products-Air & Heating - 0.1%

Johnson Controls International PLC	158,912	6,783,953

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	12,476	3,166,035
Vulcan Materials Co.	26,377	3,725,751

		6,891,786

Building Products-Wood - 0.1%

Masco Corp.	58,619	2,387,552

Building-Maintenance & Services - 0.0%

Rollins, Inc.	29,433	965,697

Building-Residential/Commercial - 0.2%

D.R. Horton, Inc.	67,814	3,354,759
Lennar Corp., Class A	56,998	2,906,898
PulteGroup, Inc.	50,915	1,720,927

		7,982,584

Cable/Satellite TV - 1.1%

Charter Communications, Inc., Class A†	34,352	14,070,236
Comcast Corp., Class A	904,477	40,032,152
DISH Network Corp., Class A†	46,076	1,546,310

		55,648,698

Casino Hotels - 0.1%

MGM Resorts International	101,912	2,859,651
Wynn Resorts, Ltd.	19,349	2,131,292

		4,990,943

Cellular Telecom - 0.1%

T-Mobile US, Inc.†	63,121	4,926,594

Chemicals-Diversified - 0.7%

Celanese Corp.	25,283	2,866,334
Dow, Inc.	149,534	6,374,635
DuPont de Nemours, Inc.	149,529	10,157,505
Eastman Chemical Co.	27,673	1,808,984
FMC Corp.	26,292	2,269,788
LyondellBasell Industries NV, Class A	54,885	4,247,001
PPG Industries, Inc.	47,148	5,223,527

		32,947,774

Chemicals-Specialty - 0.3%

Albemarle Corp.#	21,158	1,306,083
Ecolab, Inc.	50,652	10,450,014
International Flavors & Fragrances, Inc.#	20,240	2,221,340

		13,977,437

Coatings/Paint - 0.2%

Sherwin-Williams Co.	16,222	8,544,939

Commercial Services - 0.1%

Cintas Corp.	16,914	4,461,913
Nielsen Holdings PLC	70,990	1,473,752
Quanta Services, Inc.	28,372	961,811

		6,897,476

Commercial Services-Finance - 1.8%

Automatic Data Processing, Inc.	86,911	14,760,964
Equifax, Inc.	24,128	3,531,857
FleetCor Technologies, Inc.†	17,212	5,136,061
Global Payments, Inc.	31,290	5,193,514
H&R Block, Inc.	40,596	983,235
IHS Markit, Ltd.†	72,642	4,766,042
MarketAxess Holdings, Inc.	7,528	2,993,283
Moody’s Corp.	32,939	7,100,989
PayPal Holdings, Inc.†	234,625	25,585,856
S&P Global, Inc.	49,141	12,785,997
Total System Services, Inc.	32,512	4,363,761

		87,201,559

Computer Aided Design - 0.4%

ANSYS, Inc.†	16,760	3,461,946
Autodesk, Inc.†	43,857	6,263,657
Cadence Design Systems, Inc.†	56,120	3,843,098
Synopsys, Inc.†	29,934	4,244,940

		17,813,641

Computer Data Security - 0.0%

Fortinet, Inc.†	28,985	2,295,032

Computer Services - 1.2%

Accenture PLC, Class A	127,370	25,240,913
Cognizant Technology Solutions Corp., Class A	113,682	6,978,938
DXC Technology Co.	53,572	1,779,662
International Business Machines Corp.	177,056	23,996,400
Leidos Holdings, Inc.	28,798	2,515,793

		60,511,706

Computer Software - 0.1%

Akamai Technologies, Inc.†	32,769	2,920,701
Citrix Systems, Inc.	24,975	2,322,175

		5,242,876

Computers - 3.9%

Apple, Inc.	872,861	182,201,005
Hewlett Packard Enterprise Co.	267,418	3,695,717
HP, Inc.	300,795	5,501,540

		191,398,262

Computers-Memory Devices - 0.2%

NetApp, Inc.	49,320	2,370,319
Seagate Technology PLC	50,308	2,525,965
Western Digital Corp.	58,510	3,350,868

		8,247,152

Consulting Services - 0.2%

Gartner, Inc.†	17,990	2,404,723
Verisk Analytics, Inc.	32,683	5,279,612

		7,684,335

Consumer Products-Misc. - 0.3%

Clorox Co.	25,434	4,022,641
Kimberly-Clark Corp.	68,654	9,687,766

		13,710,407

Containers-Metal/Glass - 0.1%

Ball Corp.	66,846	5,375,087

Containers-Paper/Plastic - 0.2%

Amcor PLC†	324,118	3,182,839
Packaging Corp. of America	18,869	1,897,844
Sealed Air Corp.	31,093	1,238,123
WestRock Co.	51,329	1,754,425

		8,073,231

Cosmetics & Toiletries - 1.7%

Colgate-Palmolive Co.	171,439	12,712,202
Coty, Inc., Class A	60,019	573,181
Estee Lauder Cos., Inc., Class A	43,787	8,669,388
Procter & Gamble Co.	500,894	60,222,486

		82,177,257

Cruise Lines - 0.2%

Carnival Corp.	79,958	3,524,549

Norwegian Cruise Line Holdings, Ltd.†	43,013	2,182,910
Royal Caribbean Cruises, Ltd.	34,329	3,579,828

		9,287,287

Data Processing/Management - 0.8%

Broadridge Financial Solutions, Inc.	23,192	3,001,973
Fidelity National Information Services, Inc.	122,385	16,671,285
Fiserv, Inc.†	113,795	12,169,237
Jack Henry & Associates, Inc.	15,417	2,234,848
Paychex, Inc.	63,874	5,218,506

		39,295,849

Decision Support Software - 0.1%

MSCI, Inc.	16,910	3,967,593

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	14,538	2,662,053
DENTSPLY SIRONA, Inc.	46,724	2,436,657

		5,098,710

Diagnostic Equipment - 0.8%

Danaher Corp.	125,811	17,876,485
Thermo Fisher Scientific, Inc.	79,873	22,928,343

		40,804,828

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	17,175	4,976,285

Dialysis Centers - 0.0%

DaVita, Inc.†	25,254	1,423,568

Disposable Medical Products - 0.1%

Teleflex, Inc.	9,217	3,354,251

Distribution/Wholesale - 0.2%

Copart, Inc.†	40,262	3,035,352
Fastenal Co.	114,287	3,499,468
LKQ Corp.†	62,703	1,647,208
WW Grainger, Inc.	8,968	2,454,093

		10,636,121

Diversified Banking Institutions - 3.6%

Bank of America Corp.	1,765,807	48,577,351
Citigroup, Inc.	461,782	29,715,672
Goldman Sachs Group, Inc.	67,941	13,853,849
JPMorgan Chase & Co.	647,797	71,166,978
Morgan Stanley	255,306	10,592,646

		173,906,496

Diversified Manufacturing Operations - 1.3%

3M Co.	115,108	18,615,266
A.O. Smith Corp.	28,184	1,311,119
Eaton Corp. PLC	84,490	6,820,033
General Electric Co.	1,741,480	14,367,210
Illinois Tool Works, Inc.	59,850	8,969,121
Ingersoll-Rand PLC	48,157	5,831,331
Parker-Hannifin Corp.	25,618	4,246,696
Textron, Inc.	46,481	2,091,645

		62,252,421

E-Commerce/Products - 3.1%

Amazon.com, Inc.†	82,584	146,693,133
eBay, Inc.	163,595	6,591,243

		153,284,376

E-Commerce/Services - 0.4%

Booking Holdings, Inc.†	8,644	16,997,648
Cars.com, Inc.†	1	9
Expedia Group, Inc.	27,647	3,596,875
TripAdvisor, Inc.†	20,670	785,253

		21,379,785

Electric Products-Misc. - 0.2%

AMETEK, Inc.	45,498	3,909,643
Emerson Electric Co.	122,735	7,313,779

		11,223,422

Electric-Distribution - 0.2%

CenterPoint Energy, Inc.	100,281	2,776,781
Sempra Energy	54,793	7,760,333

		10,537,114

Electric-Integrated - 3.0%

AES Corp.	132,541	2,031,853
Alliant Energy Corp.	47,187	2,474,958
Ameren Corp.	49,044	3,783,745
American Electric Power Co., Inc.	98,535	8,981,465
CMS Energy Corp.	56,664	3,572,665
Consolidated Edison, Inc.	65,320	5,806,948
Dominion Energy, Inc.	160,226	12,438,344
DTE Energy Co.	36,586	4,743,741
Duke Energy Corp.	145,386	13,483,098
Edison International	70,653	5,106,092
Entergy Corp.	37,926	4,279,570
Evergy, Inc.	48,744	3,168,360
Eversource Energy	64,121	5,138,016
Exelon Corp.	193,892	9,163,336
FirstEnergy Corp.	100,818	4,637,628
NextEra Energy, Inc.	95,640	20,952,811
Pinnacle West Capital Corp.	22,421	2,136,945
PPL Corp.	144,127	4,258,953
Public Service Enterprise Group, Inc.	100,931	6,103,298
Southern Co.	207,846	12,109,108
WEC Energy Group, Inc.	62,991	6,032,648
Xcel Energy, Inc.	102,777	6,600,339

		147,003,921

Electronic Components-Misc. - 0.0%

Garmin, Ltd.	24,214	1,975,136

Electronic Components-Semiconductors - 2.8%

Advanced Micro Devices, Inc.†#	177,110	5,570,110
Broadcom, Inc.	79,047	22,341,844
Intel Corp.	894,023	42,385,630
IPG Photonics Corp.†	7,110	879,720
Microchip Technology, Inc.#	47,512	4,101,711
Micron Technology, Inc.†	220,998	10,004,580
NVIDIA Corp.	121,613	20,371,394
Qorvo, Inc.†	23,794	1,699,605
Skyworks Solutions, Inc.	34,486	2,595,761
Texas Instruments, Inc.	187,353	23,184,934
Xilinx, Inc.	50,706	5,276,466

		138,411,755

Electronic Connectors - 0.2%

Amphenol Corp., Class A	59,655	5,222,199
TE Connectivity, Ltd.	67,269	6,136,278

		11,358,477

Electronic Forms - 0.6%

Adobe, Inc.†	97,440	27,722,654

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	63,101	4,487,112
FLIR Systems, Inc.	27,042	1,332,359
Fortive Corp.	58,886	4,175,018
Keysight Technologies, Inc.†	37,576	3,639,611

		13,634,100

Electronic Security Devices - 0.0%

Allegion PLC	18,760	1,806,025

Engineering/R&D Services - 0.0%

Jacobs Engineering Group, Inc.	22,915	2,036,227

Engines-Internal Combustion - 0.1%

Cummins, Inc.	28,934	4,318,978

Enterprise Software/Service - 0.5%

Oracle Corp.	484,560	25,226,194

Entertainment Software - 0.3%

Activision Blizzard, Inc.	152,965	7,740,029
Electronic Arts, Inc.†	59,239	5,549,509
Take-Two Interactive Software, Inc.†	22,473	2,965,762

		16,255,300

Finance-Consumer Loans - 0.1%

Synchrony Financial	126,639	4,058,780

Finance-Credit Card - 3.0%

Alliance Data Systems Corp.	7,905	971,920
American Express Co.	136,743	16,459,755
Capital One Financial Corp.	93,775	8,122,790
Discover Financial Services	64,646	5,169,741
Mastercard, Inc., Class A	179,479	50,500,006
Visa, Inc., Class A	347,263	62,792,096
Western Union Co.#	86,010	1,902,541

		145,918,849

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	237,266	9,080,170
E*TRADE Financial Corp.	48,859	2,039,375
Jefferies Financial Group, Inc.	50,597	943,128

		12,062,673

Finance-Other Services - 0.6%

Cboe Global Markets, Inc.	22,308	2,658,221
CME Group, Inc.	71,484	15,532,758
Intercontinental Exchange, Inc.	112,599	10,525,755
Nasdaq, Inc.	23,163	2,312,594

		31,029,328

Food-Confectionery - 0.1%

Hershey Co.	27,816	4,408,280
J.M. Smucker Co.	22,714	2,388,604

		6,796,884

Food-Meat Products - 0.2%

Hormel Foods Corp.#	54,369	2,316,663
Tyson Foods, Inc., Class A	58,870	5,477,265

		7,793,928

Food-Misc./Diversified - 0.8%

Campbell Soup Co.#	38,488	1,731,960
Conagra Brands, Inc.	97,034	2,751,884
General Mills, Inc.	119,574	6,433,081
Kellogg Co.	49,636	3,117,141
Kraft Heinz Co.	124,243	3,170,681
Lamb Weston Holdings, Inc.	29,210	2,056,092
McCormick & Co., Inc.	24,454	3,982,823
Mondelez International, Inc., Class A	287,645	15,883,757

		39,127,419

Food-Retail - 0.1%

Kroger Co.	161,088	3,814,564

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	94,426	7,018,685

Gas-Distribution - 0.1%

Atmos Energy Corp.	23,361	2,575,083
NiSource, Inc.	74,506	2,201,652

		4,776,735

Gold Mining - 0.1%

Newmont Goldcorp Corp.	163,675	6,528,996

Home Decoration Products - 0.0%

Newell Brands, Inc.	77,730	1,290,318

Home Furnishings - 0.0%

Leggett & Platt, Inc.	26,214	974,899

Hotels/Motels - 0.3%

Hilton Worldwide Holdings, Inc.	58,123	5,368,821
Marriott International, Inc., Class A	55,192	6,957,504

		12,326,325

Human Resources - 0.0%

Robert Half International, Inc.	23,658	1,264,993

Independent Power Producers - 0.0%

NRG Energy, Inc.	50,520	1,838,928

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	23,636	3,611,344

Industrial Gases - 0.6%

Air Products & Chemicals, Inc.	43,959	9,931,218
Linde PLC	108,386	20,475,199

		30,406,417

Instruments-Controls - 0.6%

Honeywell International, Inc.	145,324	23,923,237
Mettler-Toledo International, Inc.†	4,953	3,253,081

		27,176,318

Instruments-Scientific - 0.1%

PerkinElmer, Inc.	22,150	1,831,805
Waters Corp.†	13,873	2,939,550

		4,771,355

Insurance Brokers - 0.6%

Aon PLC	48,030	9,358,645
Arthur J. Gallagher & Co.	36,993	3,355,635
Marsh & McLennan Cos., Inc.	102,112	10,199,968

Willis Towers Watson PLC	25,807	5,109,012

		28,023,260

Insurance-Life/Health - 0.4%

Aflac, Inc.	148,864	7,469,996
Globe Life, Inc.	20,198	1,802,873
Lincoln National Corp.	40,407	2,136,722
Principal Financial Group, Inc.	51,731	2,753,124
Prudential Financial, Inc.	81,075	6,493,297
Unum Group	42,311	1,075,122

		21,731,134

Insurance-Multi-line - 1.0%

Allstate Corp.	66,519	6,810,880
American International Group, Inc.(1)	173,684	9,038,515
Assurant, Inc.	12,276	1,509,948
Chubb, Ltd.	91,433	14,289,149
Cincinnati Financial Corp.	30,295	3,407,885
Hartford Financial Services Group, Inc.	72,189	4,207,175
Loews Corp.	53,578	2,575,495
MetLife, Inc.	189,782	8,407,343

		50,246,390

Insurance-Property/Casualty - 2.0%

Berkshire Hathaway, Inc., Class B†	386,964	78,712,347
Progressive Corp.	116,618	8,839,645
Travelers Cos., Inc.	52,301	7,686,155

		95,238,147

Insurance-Reinsurance - 0.0%

Everest Re Group, Ltd.	8,134	1,918,648

Internet Content-Entertainment - 2.5%

Facebook, Inc., Class A†	479,770	89,078,896
Netflix, Inc.†	87,310	25,647,313
Twitter, Inc.†	145,816	6,219,052

		120,945,261

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	11,921	1,534,590

Internet Security - 0.1%

Symantec Corp.	123,449	2,870,189

Investment Management/Advisor Services - 0.5%

Affiliated Managers Group, Inc.	10,224	783,465
Ameriprise Financial, Inc.	26,739	3,448,796
BlackRock, Inc.	23,760	10,040,026
Franklin Resources, Inc.	58,787	1,544,922
Invesco, Ltd.	79,993	1,255,890
Raymond James Financial, Inc.	25,233	1,981,043
T. Rowe Price Group, Inc.	47,222	5,223,698

		24,277,840

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	114,199	13,589,681

Machinery-Farming - 0.2%

Deere & Co.	63,301	9,805,958

Machinery-General Industrial - 0.3%

IDEX Corp.	15,118	2,490,086
Roper Technologies, Inc.	20,736	7,605,135
Wabtec Corp.#	36,355	2,516,130

		12,611,351

Machinery-Pumps - 0.1%

Dover Corp.	29,021	2,720,429
Flowserve Corp.	26,187	1,117,661
Xylem, Inc.	35,932	2,752,750

		6,590,840

Medical Information Systems - 0.1%

Cerner Corp.	64,985	4,478,116

Medical Instruments - 1.3%

Boston Scientific Corp.†	277,703	11,866,249
Edwards Lifesciences Corp.†	41,636	9,236,530
Intuitive Surgical, Inc.†	23,055	11,788,944
Medtronic PLC	267,727	28,885,066

		61,776,789

Medical Labs & Testing Services - 0.2%

IQVIA Holdings, Inc.†	31,510	4,888,777
Laboratory Corp. of America Holdings†	19,670	3,295,905
Quest Diagnostics, Inc.	26,833	2,746,894

		10,931,576

Medical Products - 1.7%

Abbott Laboratories	352,294	30,057,724
ABIOMED, Inc.†	9,011	1,739,754
Baxter International, Inc.	94,745	8,332,823
Becton Dickinson and Co.	53,864	13,677,147
Cooper Cos., Inc.	9,883	3,061,259
Henry Schein, Inc.†	29,769	1,834,366
Hologic, Inc.†	53,527	2,642,628
Stryker Corp.	61,840	13,645,614
Varian Medical Systems, Inc.†	18,161	1,923,795
Zimmer Biomet Holdings, Inc.	40,897	5,692,862

		82,607,972

Medical-Biomedical/Gene - 1.9%

Alexion Pharmaceuticals, Inc.†	44,778	4,511,831
Amgen, Inc.	121,799	25,409,707
Biogen, Inc.†	38,719	8,508,500
Celgene Corp.†	140,835	13,632,828
Gilead Sciences, Inc.	253,920	16,134,077
Illumina, Inc.†	29,355	8,258,736
Incyte Corp.†	35,542	2,908,047
Nektar Therapeutics†#	34,808	611,577
Regeneron Pharmaceuticals, Inc.†	15,704	4,554,945
Vertex Pharmaceuticals, Inc.†	51,146	9,207,303

		93,737,551

Medical-Drugs - 4.7%

AbbVie, Inc.	295,212	19,407,237
Allergan PLC	61,532	9,827,891
Bristol-Myers Squibb Co.	326,642	15,701,681
Eli Lilly & Co.	172,542	19,492,070
Johnson & Johnson	530,195	68,055,830
Merck & Co., Inc.	514,137	44,457,426
Pfizer, Inc.	1,108,654	39,412,650
Zoetis, Inc.	95,584	12,083,729

		228,438,514

Medical-Generic Drugs - 0.1%

Mylan NV†	102,934	2,004,125
Perrigo Co. PLC	24,984	1,168,752

		3,172,877

Medical-HMO - 1.5%

Anthem, Inc.	51,360	13,431,667
Centene Corp.†	82,546	3,848,294
Humana, Inc.	26,965	7,636,758
UnitedHealth Group, Inc.	189,776	44,407,584
WellCare Health Plans, Inc.†	10,047	2,720,125

		72,044,428

Medical-Hospitals - 0.2%

HCA Healthcare, Inc.	53,318	6,408,824
Universal Health Services, Inc., Class B	16,551	2,392,943

		8,801,767

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	31,059	2,555,224
Cardinal Health, Inc.	59,521	2,567,141
McKesson Corp.	37,934	5,245,134

		10,367,499

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.	289,681	2,662,168

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.	31,766	1,013,335

Multimedia - 1.0%

Viacom, Inc., Class B	70,620	1,764,088
Walt Disney Co.	348,605	47,849,522

		49,613,610

Networking Products - 0.9%

Arista Networks, Inc.†	10,557	2,392,427
Cisco Systems, Inc.	854,831	40,014,639

		42,407,066

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	43,026	3,840,071
Waste Management, Inc.	78,021	9,311,806

		13,151,877

Office Automation & Equipment - 0.0%

Xerox Holdings Corp.	39,025	1,131,335

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	16,857	1,948,164

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	22,068	829,536

Oil Companies-Exploration & Production - 1.1%

Apache Corp.	75,068	1,619,217
Cabot Oil & Gas Corp.	84,527	1,447,102
Cimarex Energy Co.	20,256	866,552
Concho Resources, Inc.	40,057	2,930,169
ConocoPhillips	225,688	11,776,400
Devon Energy Corp.	82,913	1,823,257
Diamondback Energy, Inc.	30,911	3,031,751
EOG Resources, Inc.	115,887	8,597,656
Hess Corp.	50,899	3,204,092
Marathon Oil Corp.	163,332	1,933,851
Noble Energy, Inc.	95,499	2,156,367
Occidental Petroleum Corp.	178,793	7,773,920
Pioneer Natural Resources Co.	33,633	4,150,985

		51,311,319

Oil Companies-Integrated - 2.1%

Chevron Corp.	380,397	44,780,335
Exxon Mobil Corp.	844,917	57,859,916

		102,640,251

Oil Field Machinery & Equipment - 0.0%

National Oilwell Varco, Inc.	77,065	1,574,438

Oil Refining & Marketing - 0.5%

HollyFrontier Corp.	31,372	1,391,662
Marathon Petroleum Corp.	132,320	6,511,467
Phillips 66	83,407	8,226,432
Valero Energy Corp.	83,320	6,272,330

		22,401,891

Oil-Field Services - 0.3%

Baker Hughes a GE Co., LLC	102,822	2,230,209
Halliburton Co.	174,527	3,288,089
Schlumberger, Ltd.	276,599	8,970,105
TechnipFMC PLC	84,107	2,089,218

		16,577,621

Paper & Related Products - 0.1%

International Paper Co.	79,344	3,102,350

Pharmacy Services - 0.6%

Cigna Corp.	75,775	11,667,077
CVS Health Corp.	259,419	15,803,805

		27,470,882

Pipelines - 0.4%

Kinder Morgan, Inc.	388,765	7,880,266
ONEOK, Inc.	82,424	5,875,183
Williams Cos., Inc.	241,981	5,710,752

		19,466,201

Publishing-Newspapers - 0.0%

News Corp., Class A	76,987	1,058,571
News Corp., Class B	24,716	349,979

		1,408,550

Real Estate Investment Trusts - 3.2%

Alexandria Real Estate Equities, Inc.	22,552	3,379,192
American Tower Corp.	88,269	20,318,641
Apartment Investment & Management Co., Class A	29,720	1,515,720
AvalonBay Communities, Inc.	27,838	5,917,245
Boston Properties, Inc.	30,857	3,962,656
Crown Castle International Corp.	83,020	12,052,013
Digital Realty Trust, Inc.	41,593	5,142,143
Duke Realty Corp.	71,775	2,387,954
Equinix, Inc.	16,788	9,338,829
Equity Residential	73,978	6,270,375
Essex Property Trust, Inc.	13,124	4,216,216
Extra Space Storage, Inc.	25,452	3,103,108
Federal Realty Investment Trust	14,959	1,932,852
HCP, Inc.	95,449	3,313,035
Host Hotels & Resorts, Inc.	147,951	2,373,134
Iron Mountain, Inc.	57,288	1,824,623

Kimco Realty Corp.	84,278	1,549,030
Macerich Co.#	21,153	603,495
Mid-America Apartment Communities, Inc.	22,765	2,883,870
Prologis, Inc.	125,965	10,533,193
Public Storage	29,972	7,934,787
Realty Income Corp.	62,866	4,640,139
Regency Centers Corp.	33,370	2,152,699
SBA Communications Corp.	22,616	5,935,117
Simon Property Group, Inc.	61,702	9,189,896
SL Green Realty Corp.	16,839	1,350,825
UDR, Inc.	56,272	2,711,185
Ventas, Inc.	73,769	5,413,907
Vornado Realty Trust	34,665	2,096,192
Welltower, Inc.	80,864	7,242,180
Weyerhaeuser Co.	148,728	3,913,034

		155,197,285

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	62,452	3,264,366

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	15,701	1,767,305

Respiratory Products - 0.1%

ResMed, Inc.	28,635	3,988,856

Retail-Apparel/Shoe - 0.2%

Gap, Inc.	42,267	667,396
L Brands, Inc.	45,802	756,191
Ross Stores, Inc.	73,375	7,778,484

		9,202,071

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.	14,325	1,976,134
AutoZone, Inc.†	4,898	5,396,078
Genuine Parts Co.	29,167	2,633,488
O’Reilly Automotive, Inc.†	15,631	5,998,552

		16,004,252

Retail-Automobile - 0.1%

CarMax, Inc.†#	33,187	2,763,813

Retail-Building Products - 1.4%

Home Depot, Inc.	219,719	50,076,157
Lowe’s Cos., Inc.	156,343	17,541,685

		67,617,842

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	46,394	2,952,978

Retail-Discount - 1.7%

Costco Wholesale Corp.	87,822	25,886,413
Dollar General Corp.	51,585	8,051,903
Dollar Tree, Inc.†	47,443	4,816,888
Target Corp.	102,309	10,951,155
Walmart, Inc.	279,333	31,916,588

		81,622,947

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	155,192	7,944,278

Retail-Gardening Products - 0.1%

Tractor Supply Co.	24,091	2,454,391

Retail-Jewelry - 0.0%

Tiffany & Co.#	21,578	1,831,325

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.#	21,001	608,399
TJX Cos., Inc.	242,161	13,311,590

		13,919,989

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	11,090	2,636,426

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.	32,355	1,529,097
Macy’s, Inc.	61,679	910,382

		2,439,479

Retail-Restaurants - 1.5%

Chipotle Mexican Grill, Inc.†	4,870	4,083,105
Darden Restaurants, Inc.	24,557	2,970,906
McDonald’s Corp.	152,476	33,235,194
Starbucks Corp.	241,868	23,354,774
Yum! Brands, Inc.	61,101	7,135,375

		70,779,354

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.	78,754	1,131,695

Semiconductor Components-Integrated Circuits - 0.6%

Analog Devices, Inc.	73,838	8,109,627
Maxim Integrated Products, Inc.	54,401	2,967,031
QUALCOMM, Inc.	242,766	18,879,912

		29,956,570

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	186,933	8,976,523
KLA Corp.	32,274	4,773,324
Lam Research Corp.	29,939	6,302,459

		20,052,306

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	8,297	1,734,073

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	49,169	3,922,703

Steel-Producers - 0.1%

Nucor Corp.	60,864	2,981,119

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	156,710	4,364,374

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.	68,759	1,592,458

Telephone-Integrated - 2.1%

AT&T, Inc.	1,457,355	51,386,337
CenturyLink, Inc.	191,600	2,180,408
Verizon Communications, Inc.	825,869	48,032,541

		101,599,286

Television - 0.1%

CBS Corp., Class B	70,283	2,956,103

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	12,293	1,461,515

Tobacco - 0.8%

Altria Group, Inc.	373,609	16,341,658

Philip Morris International, Inc.	310,682	22,397,065

		38,738,723

Tools-Hand Held - 0.1%

Snap-on, Inc.	11,064	1,644,995
Stanley Black & Decker, Inc.	30,260	4,020,344

		5,665,339

Toys - 0.1%

Hasbro, Inc.	23,122	2,554,287

Transport-Rail - 0.9%

CSX Corp.	153,505	10,287,905
Kansas City Southern	20,087	2,526,945
Norfolk Southern Corp.	53,112	9,244,143
Union Pacific Corp.	141,350	22,893,046

		44,952,039

Transport-Services - 0.6%

C.H. Robinson Worldwide, Inc.	27,270	2,304,042
Expeditors International of Washington, Inc.	34,346	2,442,001
FedEx Corp.	47,872	7,592,978
United Parcel Service, Inc., Class B	139,291	16,528,270

		28,867,291

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc.	17,372	1,876,871

Water - 0.1%

American Water Works Co., Inc.	36,048	4,589,631

Water Treatment Systems - 0.0%

Pentair PLC	31,580	1,134,354

Web Hosting/Design - 0.1%

VeriSign, Inc.†	20,944	4,269,434

Web Portals/ISP - 3.0%

Alphabet, Inc., Class A†	59,795	71,187,741
Alphabet, Inc., Class C†	61,200	72,711,720

		143,899,461

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	32,907	5,953,205

Total Long-Term Investment Securities (cost $2,223,881,411)		4,864,349,870

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 2.12%(2)(3)	1,898,288	1,898,288

U.S. Government Treasuries - 0.1%

United States Treasury Bills
1.92% due 09/24/2019(4)	$2,000,000	1,997,620
2.07% due 09/10/2019(4)	700,000	699,726
2.45% due 09/05/2019(4)	750,000	749,926

		3,447,272

Total Short-Term Investment Securities (cost $5,345,271)		5,345,560

TOTAL INVESTMENTS
(cost $2,229,226,682)	99.9%	4,869,695,430
Other assets less liabilities	0.1	3,202,877

NET ASSETS	100.0%	$4,872,898,307

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The rate shown is the 7-day yield as of August 31, 2019.
(3)

At August 31, 2019, the Fund had loaned securities with a total value of $26,406,427. This was secured by collateral of $1,898,288, which was received in cash and subsequently invested in short-term investments currently valued at $1,898,288 as reported in the Portfolio of Investments. Additional collateral of $24,921,199 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2019
United States Treasury Bills	0.00%	09/05/2019 to 06/18/2020	$1,026,629
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/30/2019 to 02/15/2049	23,894,570

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
82	Long	S&P 500 E-Mini Index	September 2019	$12,248,908	$11,991,680	$(257,228)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,864,349,870	$—	$—	$4,864,349,870
Short-Term Investment Securities:
Registered Investment Companies	1,898,288	—	—	1,898,288
U.S. Government Treasuries	—	3,447,272	—	3,447,272

Total Investments at Value	$4,866,248,158	$3,447,272	$—	$4,869,695,430

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$257,228	$—	$—	$257,228

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.8%
Aerospace/Defense - 1.5%

Lockheed Martin Corp.	4,753	$1,825,675

Aerospace/Defense-Equipment - 2.9%

L3Harris Technologies, Inc.	7,230	1,528,494
United Technologies Corp.	14,829	1,931,329

		3,459,823

Apparel Manufacturers - 0.6%

Tapestry, Inc.	35,658	736,338

Banks-Commercial - 1.1%

M&T Bank Corp.	9,030	1,320,276

Banks-Super Regional - 1.7%

PNC Financial Services Group, Inc.	15,871	2,046,248

Building & Construction Products-Misc. - 1.3%

Fortune Brands Home & Security, Inc.	29,373	1,499,785

Building-Residential/Commercial - 1.1%

Lennar Corp., Class A	26,030	1,327,530

Cable/Satellite TV - 2.1%

Comcast Corp., Class A	55,277	2,446,560

Chemicals-Diversified - 4.0%

Celanese Corp.	16,020	1,816,187
Dow, Inc.	31,478	1,341,907
FMC Corp.	18,942	1,635,263

		4,793,357

Computer Services - 1.1%

Amdocs, Ltd.	20,430	1,322,638

Computers-Memory Devices - 0.7%

NetApp, Inc.	18,079	868,877

Containers-Paper/Plastic - 1.0%

Sealed Air Corp.	29,201	1,162,784

Cosmetics & Toiletries - 1.1%

Unilever NV	21,846	1,356,418

Diversified Banking Institutions - 9.8%

Bank of America Corp.	143,779	3,955,360
Citigroup, Inc.	42,864	2,758,298
JPMorgan Chase & Co.	44,382	4,875,807

		11,589,465

Diversified Manufacturing Operations - 1.2%

Ingersoll-Rand PLC	11,293	1,367,469

E-Commerce/Services - 1.1%

Booking Holdings, Inc.†	680	1,337,159

Electric-Distribution - 1.2%

Sempra Energy	9,760	1,382,309

Electric-Integrated - 4.3%

Dominion Energy, Inc.	23,530	1,826,634
Entergy Corp.	11,720	1,322,485
Eversource Energy	23,716	1,900,363

		5,049,482

Electronic Components-Misc. - 0.9%

nVent Electric PLC	53,865	1,091,305

Electronic Components-Semiconductors - 4.2%

Intel Corp.	70,345	3,335,056
Micron Technology, Inc.†	36,300	1,643,301

		4,978,357

Finance-Investment Banker/Broker - 0.9%

TD Ameritrade Holding Corp.	25,280	1,122,685

Food-Misc./Diversified - 1.4%

Mondelez International, Inc., Class A	29,371	1,621,867

Food-Wholesale/Distribution - 1.2%

US Foods Holding Corp.†	34,558	1,397,871

Footwear & Related Apparel - 0.5%

Skechers U.S.A., Inc., Class A†	19,260	609,772

Hotels/Motels - 1.0%

Hilton Worldwide Holdings, Inc.	12,279	1,134,211

Insurance-Multi-line - 4.4%

Assurant, Inc.	12,670	1,558,410
Chubb, Ltd.	13,823	2,160,258
MetLife, Inc.	32,912	1,458,002

		5,176,670

Insurance-Property/Casualty - 1.3%

Intact Financial Corp.	16,012	1,564,880

Investment Management/Advisor Services - 1.4%

BlackRock, Inc.	3,868	1,634,462

Machinery-Construction & Mining - 1.0%

Caterpillar, Inc.	9,618	1,144,542

Medical Instruments - 2.6%

Medtronic PLC	29,023	3,131,291

Medical Products - 2.5%

Koninklijke Philips NV	34,848	1,642,482
Zimmer Biomet Holdings, Inc.	9,348	1,301,241

		2,943,723

Medical-Drugs - 8.9%

Allergan PLC	3,606	575,950
AstraZeneca PLC ADR	41,069	1,849,337
Eli Lilly & Co.	12,883	1,455,393
Merck & Co., Inc.	17,751	1,534,929
Pfizer, Inc.	90,840	3,229,362
Roche Holding AG	6,781	1,853,941

		10,498,912

Medical-HMO - 3.4%

Anthem, Inc.	8,678	2,269,471
UnitedHealth Group, Inc.	7,749	1,813,266

		4,082,737

Networking Products - 1.0%

Cisco Systems, Inc.	24,470	1,145,441

Oil Companies-Exploration & Production - 3.2%

Concho Resources, Inc.	13,775	1,007,641
Noble Energy, Inc.	66,860	1,509,699
Pioneer Natural Resources Co.	9,954	1,228,523

		3,745,863

Oil Companies-Integrated - 3.4%

Exxon Mobil Corp.	58,777	4,025,049

Real Estate Investment Trusts - 4.7%

Brixmor Property Group, Inc.	42,009	774,226
Crown Castle International Corp.	13,151	1,909,131
Gaming and Leisure Properties, Inc.	40,820	1,596,878
Highwoods Properties, Inc.	29,420	1,271,238

		5,551,473

Retail-Building Products - 2.1%

Home Depot, Inc.	10,766	2,453,679

Retail-Major Department Stores - 0.6%

TJX Cos., Inc.	11,886	653,373

Semiconductor Components-Integrated Circuits - 2.2%

Analog Devices, Inc.	13,904	1,527,076
Maxim Integrated Products, Inc.	20,525	1,119,434

		2,646,510

Semiconductor Equipment - 1.4%

KLA Corp.	11,555	1,708,985

Telecom Equipment-Fiber Optics - 0.9%

Corning, Inc.	40,230	1,120,406

Telephone-Integrated - 2.9%

Verizon Communications, Inc.	58,327	3,392,298

Tobacco - 1.9%

Philip Morris International, Inc.	30,873	2,225,635

Transport-Rail - 1.1%

Union Pacific Corp.	7,810	1,264,908

Total Long-Term Investment Securities
(cost $98,678,742)		116,959,098

REPURCHASE AGREEMENTS - 0.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 08/30/2019, to be repurchased 09/03/2019 in the amount of $790,037 collateralized by $795,000 of United States Treasury Notes, bearing interest at 1.88% due 03/31/2022 and having an approximate value of $808,934 (cost $790,000)	$790,000	790,000

TOTAL INVESTMENTS
(cost $99,468,742)	99.5%	117,749,098
Other assets less liabilities	0.5	581,658

NET ASSETS	100.0%	$118,330,756

†	Non-income producing security

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$116,959,098	$—	$—	$116,959,098
Repurchase Agreements	—	790,000	—	790,000

Total Investments at Value	$116,959,098	$790,000	$—	$117,749,098

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - August 31, 2019 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of August 31, 2019, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund and the International Value Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund, and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Growth, Growth & Income Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased. The International Growth Fund used options to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Global Strategy Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I or VALIC Co. II Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended August 31, 2019, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2019	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Value 8/31/2019
VALIC Co. I Blue Chip Growth Fund	$6,084,033	—	—	$498,139	$348,754	$48,895	$335,085	$6,617,398
VALIC Co. I Broad Cap Value Income Fund	8,167,778	—	—	20,407	1,126,847	(15,821)	416,385	7,461,902
VALIC Co. I Capital Conservation Fund	13,162,249	—	—	36,281	701,742	16,206	515,650	13,028,644
VALIC Co. I Dividend Value Fund	7,289,325	—	—	90,407	394,730	(53,447)	390,839	7,322,394
VALIC Co. I Emerging Economies Fund	2,059,912	—	—	5,895	755,251	59,485	(67,584)	1,302,457
VALIC Co. I Global Real Estate Fund	1,671,757	—	—	4,536	87,718	(455)	74,403	1,662,523
VALIC Co. I Government Securities Fund	7,746,971	—	—	21,540	416,659	5,017	258,157	7,615,026
VALIC Co. I Growth & Income Fund	3,427,813	—	—	159,978	192,132	47,472	166,452	3,609,583
VALIC Co. I Growth Fund	7,670,335	—	—	20,408	644,730	29,852	498,462	7,574,327
VALIC Co. I Inflation Protected Fund	3,326,287	—	—	9,070	175,435	403	102,340	3,262,665
VALIC Co. I International Equities Index Fund	4,059,775	—	—	1,582,244	248,285	(3,706)	95,549	5,485,577
VALIC Co. I International Government Bond Fund	817,167	—	—	2,268	43,859	1,402	37,245	814,223
VALIC Co. I International Growth Fund	5,965,786	—	—	314,966	791,225	(147,431)	340,798	5,682,894
VALIC Co. I International Value Fund	5,178,784	—	—	675,418	298,240	(21,295)	74,968	5,609,635
VALIC Co. I Large Cap Core Fund	6,673,283	—	—	620,181	388,438	(82,421)	579,724	7,402,329
VALIC Co. I Large Capital Growth Fund	7,197,927	—	—	18,140	1,175,871	215,088	389,150	6,644,434
VALIC Co. I Mid Cap Index Fund	3,688,395	—	—	10,205	197,365	10,668	149,291	3,661,194
VALIC Co. I Stock Index Fund	25,346,443	—	—	68,025	2,295,766	416,307	1,279,914	24,814,923
VALIC Co. I Value Fund	8,276,033	—	—	22,676	438,589	139,681	248,359	8,248,160
VALIC Co. II Capital Appreciation Fund	5,795,077	14,917	1,610,126	1,911,822	323,709	4,192	(1,212,439)	6,174,943
VALIC Co. II Core Bond Fund	11,512,151	239,382	—	271,127	614,024	20,706	201,493	11,391,453
VALIC Co. II High Yield Bond Fund	1,722,784	74,905	—	79,440	147,718	(4,102)	(9,583)	1,640,821
VALIC Co. II Mid Cap Growth Fund	2,566,301	—	92,052	98,855	256,577	8,817	66,769	2,484,165
VALIC Co. II Mid Cap Value Fund	2,408,393	13,353	461,304	481,460	131,577	(54,314)	(283,910)	2,420,052
VALIC Co. II Large Cap Value Fund	3,168,720	40,686	273,081	322,836	175,435	(24,576)	(104,351)	3,187,194
VALIC Co. II International Opportunities Fund	1,322,307	9,903	38,622	51,246	818,209	(92,871)	44,221	506,694
VALIC Co. II Small Cap Growth Fund	3,816,134	—	718,898	727,061	1,009,586	234,432	(789,879)	2,978,162
VALIC Co. II Small Cap Value Fund	3,473,197	48,838	487,013	544,013	659,797	(158,582)	(335,099)	2,863,732
VALIC Co. II Strategic Bond Fund	3,006,214	100,995	—	108,931	263,506	(7,591)	9,252	2,853,300

	$166,601,331	$542,979	$3,681,096	$8,777,575	$15,121,774	$592,011	$3,471,661	$164,320,804

Stock Index Fund

Security	Value at 05/31/2019	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2019
American International Group, Inc. Common Stock	$8,950,171	$56,081	$—	$42,499	$124,483	$45,537	$124,791	$9,038,515

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.